UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2011

Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders.

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2011

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iShares MSCI Austria Investable Market Index Fund  |  EWO  |  NYSE Arca

iShares MSCI Belgium Investable Market Index Fund  |  EWK  |  NYSE Arca

iShares MSCI Emerging Markets Eastern Europe Index Fund  |  ESR  |  NYSE Arca

iShares MSCI EMU Index Fund  |  EZU  |  NYSE Arca

iShares MSCI France Index Fund  |  EWQ  |  NYSE Arca

iShares MSCI Germany Index Fund  |  EWG  |  NYSE Arca

iShares MSCI Italy Index Fund  |  EWI  |  NYSE Arca

iShares MSCI Netherlands Investable Market Index Fund  |  EWN  |  NYSE Arca

iShares MSCI Spain Index Fund  |  EWP  |  NYSE Arca

iShares MSCI Sweden Index Fund  |  EWD  |  NYSE Arca

iShares MSCI Switzerland Index Fund  |  EWL  |  NYSE Arca

iShares MSCI United Kingdom Index Fund  |  EWU  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.93%	25.25%	24.88%	(2.61)%	(2.67)%	(3.73)%	12.62%	12.49%	12.34%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.93%	25.25%	24.88%	(12.37)%	(12.65)%	(17.31)%	228.16%	224.41%	220.24%

Index performance reflects the performance of the MSCI Austria IndexSM through January 31, 2008 and the MSCI Austria Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Austria Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Austria Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Vienna Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 32.00%, while the total return for the Index was 32.20%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	40.68%

Industrial	21.06

Energy	16.84

Basic Materials	9.80

Communications	7.29

Consumer Cyclical	2.33

Consumer Non-Cyclical	1.63

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Erste Group Bank AG	16.62%

OMV AG	10.25

voestalpine AG	8.32

Telekom Austria AG	7.29

IMMOFINANZ AG	7.20

Andritz AG	4.85

Raiffeisen International Bank Holding AG	4.83

Verbund AG	4.76

Wienerberger AG	4.41

Vienna Insurance Group AG	4.31

TOTAL	72.84%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.14%	11.79%	12.00%	(4.80)%	(4.86)%	(5.74)%	4.07%	4.09%	2.87%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.14%	11.79%	12.00%	(21.80)%	(22.06)%	(25.60)%	49.04%	49.31%	32.70%

Index performance reflects the performance of the MSCI Belgium IndexSM through November 30, 2007 and the MSCI Belgium Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Belgium Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Belgium Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Brussels Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 17.81%, while the total return for the Index was 16.38%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	39.65%

Financial	17.47

Basic Materials	12.36

Diversified	9.73

Communications	8.86

Industrial	7.00

Consumer Cyclical	1.93

Technology	0.57

Short-Term and Other Net Assets	2.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Anheuser-Busch InBev NV	22.55%

Delhaize Group SA	6.38

Groupe Bruxelles Lambert SA	6.06

Solvay SA	5.35

KBC Groep NV	5.10

Ageas	4.93

Umicore	4.85

Belgacom SA	4.50

Colruyt SA	3.76

Bekaert NV	3.62

TOTAL	67.10%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/11			Inception to 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.68%	31.54%	31.03%	26.11%	26.08%	25.68%	38.90%	38.85%	38.23%

Total returns for the period since inception are calculated from the inception date of the Fund (9/30/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Eastern Europe IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure equity market performance of the following four emerging market countries: the Czech Republic, Hungary, Poland and Russia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 32.68%, while the total return for the Index was 32.52%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Energy	47.44%

Financial	21.93

Basic Materials	13.03

Utilities	6.99

Communications	6.18

Consumer Non-Cyclical	3.69

Industrial	0.54

Technology	0.18

Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Gazprom OAO SP ADR (Russia)	21.15%

LUKOIL OAO SP ADR (Russia)	9.03

Sberbank of Russia GDR (Russia)	8.16

MMC Norilsk Nickel OJSC SP ADR (Russia)	4.32

Rosneft Oil Co. OJSC SP GDR (Russia)	4.12

NovaTek OAO SP GDR (Russia)	3.21

Mobile TeleSystems OJSC SP ADR (Russia)	2.65

Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	2.59

Tatneft OAO SP ADR (Russia)	2.45

Surgutneftegas OJSC SP ADR (Russia)	2.35

TOTAL	60.03%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMU INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.87%	18.46%	18.05%	1.60%	1.62%	1.74%	3.86%	3.79%	4.06%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.87%	18.46%	18.05%	8.26%	8.35%	9.03%	46.05%	45.08%	48.84%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EMU IndexSM (the “Index”). The Index consists of stocks from Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 26.31%, while the total return for the Index was 26.63%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	23.32%

Consumer Non-Cyclical	13.73

Industrial	13.08

Communications	11.33

Basic Materials	9.66

Utilities	8.35

Energy	7.90

Consumer Cyclical	7.63

Technology	3.25

Diversified	1.57

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Total SA (France)	3.64%

Siemens AG Registered (Germany)	3.12

Telefonica SA (Spain)	2.94

Banco Santander SA (Spain)	2.89

BASF SE (Germany)	2.15

BNP Paribas (France)	2.10

Sanofi-Aventis (France)	2.04

Allianz SE Registered (Germany)	1.84

Bayer AG (Germany)	1.81

Daimler AG Registered (Germany)	1.79

TOTAL	24.32%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRANCE INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.04%	17.37%	17.29%	2.28%	2.27%	2.48%	4.03%	4.00%	4.27%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.04%	17.37%	17.29%	11.93%	11.88%	13.03%	48.44%	48.07%	51.87%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI France IndexSM (the “Index”). The Index consists of stocks traded primarily on the Paris Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 28.56%, while the total return for the Index was 28.91%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.36%

Financial	18.77

Industrial	15.32

Energy	12.44

Communications	10.41

Utilities	6.80

Basic Materials	6.03

Consumer Cyclical	5.11

Diversified	3.32

Technology	2.33

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Total SA	11.15%

BNP Paribas	6.44

Sanofi-Aventis	6.23

GDF Suez	4.32

Societe Generale	3.84

France Telecom SA	3.53

Schneider Electric SA	3.46

LVMH Moet Hennessy Louis Vuitton SA	3.32

Danone SA	3.15

L’Air Liquide SA	3.15

TOTAL	48.59%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI GERMANY INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.90%	31.53%	31.09%	5.85%	5.82%	5.99%	5.22%	5.25%	5.32%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.90%	31.53%	31.09%	32.86%	32.71%	33.75%	66.32%	66.84%	67.95%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI GERMANY INDEX FUND

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Germany IndexSM (the “Index”). The Index consists of stocks traded primarily on the Frankfurt Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 33.47%, while the total return for the Index was 33.83%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Basic Materials	21.01%

Financial	18.47

Consumer Cyclical	16.28

Industrial	15.86

Utilities	9.10

Consumer Non-Cyclical	7.45

Technology	6.05

Communications	5.02

Diversified	0.56

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Siemens AG Registered	11.07%

BASF SE	7.62

Allianz SE Registered	6.43

Bayer AG	6.39

Daimler AG Registered	6.35

Deutsche Bank AG Registered	5.95

E.ON AG	5.82

SAP AG	4.83

Deutsche Telekom AG Registered	3.95

Muenchener Rueckversicherungs- Gesellschaft AG Registered	3.31

TOTAL	61.72%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI ITALY INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.49%	11.50%	12.35%	(3.99)%	(4.06)%	(4.04)%	1.90%	1.88%	1.83%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.49%	11.50%	12.35%	(18.41)%	(18.73)%	(18.63)%	20.66%	20.42%	19.94%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Italy IndexSM (the “Index”). The Index consists of stocks traded primarily on the Milan Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 24.46%, while the total return for the Index was 24.58%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	31.84%

Energy	23.79

Utilities	16.05

Consumer Cyclical	7.57

Industrial	7.08

Communications	6.85

Consumer Non-Cyclical	5.85

Diversified	0.84

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Eni SpA	18.40%

Enel SpA	10.88

UniCredit SpA	10.21

Intesa Sanpaolo SpA	7.34

Assicurazioni Generali SpA	4.92

Saipem SpA	4.31

Fiat Industrial SpA	3.90

Telecom Italia SpA	3.62

Tenaris SA	3.55

Unione di Banche Italiane ScpA	2.52

TOTAL	69.65%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.90%	19.99%	20.32%	3.70%	3.72%	4.21%	2.90%	2.90%	3.63%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.90%	19.99%	20.32%	19.90%	20.04%	22.93%	33.05%	33.12%	42.85%

Index performance reflects the performance of the MSCI Netherlands IndexSM through January 31, 2008 and the MSCI Netherlands Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

The iShares MSCI Netherlands Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Netherlands Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Amsterdam Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 25.77%, while the total return for the Index was 26.06%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	28.72%

Financial	22.36

Industrial	16.95

Communications	12.97

Basic Materials	7.58

Technology	6.28

Energy	2.97

Diversified	0.89

Consumer Cyclical	0.41

Short-Term and Other Net Assets	0.87

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Unilever NV CVA	15.04%

ING Groep NV CVA	14.26

Koninklijke Philips Electronics NV	9.57

Koninklijke KPN NV	8.00

ASML Holding NV	4.84

Akzo Nobel NV	4.77

Koninklijke Ahold NV	4.24

AEGON NV	3.57

Heineken NV	3.55

TNT NV	2.98

TOTAL	70.82%

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SPAIN INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.17%	10.03%	9.25%	5.12%	5.06%	5.00%	8.31%	8.27%	8.10%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.17%	10.03%	9.25%	28.38%	28.02%	27.61%	122.12%	121.33%	117.82%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Spain IndexSM (the “Index”). The Index consists of stocks traded primarily on the Madrid Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 17.26%, while the total return for the Index was 15.62%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	44.46%

Communications	19.60

Utilities	11.16

Industrial	6.97

Energy	6.17

Consumer Cyclical	4.79

Consumer Non-Cyclical	3.60

Technology	2.14

Basic Materials	0.99

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Banco Santander SA	22.00%

Telefonica SA	18.68

Banco Bilbao Vizcaya Argentaria SA	9.09

Iberdrola SA	4.97

Repsol YPF SA	4.92

Industria de Diseno Textil SA	3.87

Criteria CaixaCorp SA	3.82

Abertis Infraestructuras SA	2.79

Actividades de Construcciones y Servicios SA	2.63

Mapfre SA	2.62

TOTAL	75.39%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.52%	37.49%	37.65%	9.29%	9.21%	9.29%	8.80%	8.81%	8.57%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.52%	37.49%	37.65%	55.95%	55.38%	55.89%	132.33%	132.59%	127.58%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Sweden IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stockholm Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 31.11%, while the total return for the Index was 31.45%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Industrial	29.90%

Financial	25.10

Communications	20.66

Consumer Cyclical	12.85

Basic Materials	5.57

Consumer Non-Cyclical	5.28

Diversified	0.58

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Telefonaktiebolaget LM Ericsson Class B	10.67%

Hennes & Mauritz AB Class B	9.20

Nordea Bank AB	8.24

Volvo AB Class B	6.60

TeliaSonera AB	5.18

Sandvik AB	4.97

Atlas Copco AB Class A	4.68

Svenska Handelsbanken AB Class A	4.55

Skandinaviska Enskilda Banken AB Class A	3.55

Swedbank AB Class A	3.48

TOTAL	61.12%

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.16%	19.38%	17.17%	6.31%	6.33%	5.20%	6.17%	6.17%	6.38%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.16%	19.38%	17.17%	35.77%	35.94%	28.84%	81.96%	82.03%	85.59%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland IndexSM (the “Index”). The Index consists of stocks traded primarily on the Zurich Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 18.44%, while the total return for the Index was 17.04%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	49.97%

Financial	23.30

Industrial	10.07

Consumer Cyclical	6.09

Basic Materials	5.97

Energy	2.29

Communications	1.13

Technology	0.37

Short-Term and Other Net Assets	0.81

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Nestle SA Registered	20.00%

Novartis AG Registered	11.63

Roche Holding AG Genusschein	10.42

UBS AG Registered	6.58

ABB Ltd. Registered	4.89

Zurich Financial Services AG Registered	4.87

Credit Suisse Group AG Registered	4.27

Syngenta AG Registered	3.99

Compagnie Financiere Richemont SA Class A Bearer Units	3.81

Swiss Reinsurance Co. Registered	2.83

TOTAL	73.29%

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.57%	23.09%	23.32%	2.24%	2.23%	2.86%	4.17%	4.21%	4.92%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.57%	23.09%	23.32%	11.71%	11.67%	15.14%	50.44%	51.00%	61.59%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI United Kingdom IndexSM (the “Index”). The Index consists of stocks traded primarily on the London Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 22.47%, while the total return for the Index was 22.91%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.20%

Financial	21.20

Energy	20.09

Basic Materials	13.84

Communications	9.60

Utilities	4.00

Consumer Cyclical	3.48

Industrial	3.13

Technology	1.00

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
HSBC Holdings PLC	7.77%

BP PLC	6.02

Vodafone Group PLC	5.90

Royal Dutch Shell PLC Class A	5.14

Rio Tinto PLC	4.05

GlaxoSmithKline PLC	3.98

Royal Dutch Shell PLC Class B	3.84

BHP Billiton PLC	3.48

BG Group PLC	3.28

British American Tobacco PLC	3.19

TOTAL	46.65%

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® , INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/10)	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/10 to 2/28/11)
Austria Investable Market
Actual	$1,000.00	$1,320.00	0.52%	$2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Belgium Investable Market
Actual	1,000.00	1,178.10	0.53	2.86
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Emerging Markets Eastern Europe
Actual	1,000.00	1,326.80	0.67	3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36
EMU
Actual	1,000.00	1,263.10	0.53	2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/10)	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/10 to 2/28/11)
France
Actual	$1,000.00	$1,285.60	0.53%	$3.00
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Germany
Actual	1,000.00	1,334.70	0.53	3.07
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Italy
Actual	1,000.00	1,244.60	0.52	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Netherlands Investable Market
Actual	1,000.00	1,257.70	0.53	2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Spain
Actual	1,000.00	1,172.60	0.53	2.86
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Sweden
Actual	1,000.00	1,311.10	0.52	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Switzerland
Actual	1,000.00	1,184.40	0.53	2.87
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
United Kingdom
Actual	1,000.00	1,224.70	0.53	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.63%

AUTO MANUFACTURERS – 0.41%
Rosenbauer International AG	17,108	$850,665

		850,665

BANKS – 21.44%
Erste Group Bank AG	649,922	34,335,969
Raiffeisen International Bank Holding AG	166,030	9,975,449

		44,311,418

BIOTECHNOLOGY – 0.87%
Intercell AGa	149,513	1,791,452

		1,791,452

BUILDING MATERIALS – 4.41%
Wienerberger AGa	440,349	9,117,070

		9,117,070

COMMERCIAL SERVICES – 0.76%
Kapsch TrafficCom AG	17,340	1,568,726

		1,568,726

ELECTRICAL COMPONENTS & EQUIPMENT – 1.57%
Zumtobel AG	112,203	3,237,424

		3,237,424

ELECTRONICS – 0.62%
Austria Technologie & Systemtechnik AG	58,513	1,285,009

		1,285,009

ENERGY – ALTERNATE SOURCES – 4.76%
Verbund AG	256,984	9,839,113

		9,839,113

ENGINEERING & CONSTRUCTION – 1.44%
Flughafen Wien AG	44,135	2,966,888

		2,966,888

ENTERTAINMENT – 1.91%
bwin Interactive Entertainment AG	115,570	3,958,708

		3,958,708

ENVIRONMENTAL CONTROL – 0.55%
BWT AG	40,950	1,131,203

		1,131,203

FOREST PRODUCTS & PAPER – 1.49%
Mayr-Melnhof Karton AG	26,936	3,071,191

		3,071,191

Security	Shares	Value
INSURANCE – 4.31%
Vienna Insurance Group AG	155,064	$8,912,869

		8,912,869

IRON & STEEL – 8.32%
voestalpine AG	371,735	17,187,419

		17,187,419

MACHINERY – 4.85%
Andritz AG	118,667	10,029,217

		10,029,217

MACHINERY - CONSTRUCTION & MINING – 1.00%
Palfinger AGa,b	55,601	2,073,495

		2,073,495

MANUFACTURING – 4.68%
RHI AGa	106,197	3,953,741
Semperit AG Holding	40,040	2,116,456
Strabag SE	122,668	3,610,533

		9,680,730

OIL & GAS – 10.25%
OMV AG	497,952	21,183,359

		21,183,359

OIL & GAS SERVICES – 1.83%
Schoeller-Bleckmann Oilfield Equipment AG	44,226	3,775,050

		3,775,050

REAL ESTATE – 14.93%
Atrium European Real Estate Ltd.	784,875	5,036,587
CA Immobilien Anlagen AGa,b	264,264	4,549,744
conwert Immobilien Invest SE	296,933	4,962,499
IMMOEAST AG Escrow[a,c]	998,769	138
IMMOFINANZ AGa	3,368,125	14,886,576
IMMOFINANZ AG Escrow[a,c]	897,599	124
Sparkassen Immobilien AGa	202,384	1,411,361

		30,847,029

TELECOMMUNICATIONS – 7.29%
Telekom Austria AG	1,053,507	15,060,327

		15,060,327

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
TRANSPORTATION – 1.94%
Oesterreichische Post AG	129,129	$4,004,025

		4,004,025

TOTAL COMMON STOCKS
(Cost: $243,968,096)		205,882,387

RIGHTS – 0.00%

REAL ESTATE – 0.00%
IMMOFINANZ AGa,b,c	3,368,125	465

		465

TOTAL RIGHTS
(Cost: $0)		465

SHORT-TERM INVESTMENTS – 0.88%

MONEY MARKET FUNDS – 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	1,591,096	1,591,096
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	228,654	228,654
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[d,e]	2,680	2,680

		1,822,430

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,822,430)		1,822,430

TOTAL INVESTMENTS IN SECURITIES – 100.51%
(Cost: $245,790,526)		207,705,282

Other Assets, Less Liabilities –(0.51)%		(1,049,105)

NET ASSETS – 100.00%		$206,656,177

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 97.35%

AGRICULTURE – 0.74%
SIPEF NV	3,344	$310,933

		310,933

BANKS – 6.78%
Dexia SAa	160,817	702,567
KBC Groep NVa	50,996	2,134,201

		2,836,768

BEVERAGES – 22.55%
Anheuser-Busch InBev NV	169,176	9,443,608

		9,443,608

BIOTECHNOLOGY – 0.20%
Ablynx NVa	7,652	83,178
Devgen NVa	24	181

		83,359

BUILDING MATERIALS – 0.13%
Deceuninck NVa	21,356	55,159

		55,159

CHEMICALS – 6.17%
Recticel SA	7,372	71,275
Solvay SA	19,076	2,239,561
Tessenderlo Chemie NV	8,056	272,722

		2,583,558

COMPUTERS – 0.21%
Econocom Group SA	4,630	89,593

		89,593

DISTRIBUTION & WHOLESALE – 1.55%
SA D’Ieteren NV	9,578	649,286

		649,286

DIVERSIFIED FINANCIAL SERVICES – 0.31%
KBC Ancora SCA[a]	6,612	130,960

		130,960

ELECTRICAL COMPONENTS & EQUIPMENT – 3.63%
Bekaert NV	13,985	1,517,665

		1,517,665

ELECTRONICS – 1.17%
Barco NVa	3,572	276,334
EVS Broadcast Equipment SA	3,496	213,041

		489,375

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.64%
Compagnie d’Entreprises CFE SA	2,915	$218,421
Hamon & Cie (International) SA	1,292	51,109

		269,530

ENTERTAINMENT – 0.38%
Kinepolis Group NV	2,280	157,457

		157,457

FOOD – 10.13%
Colruyt SA	31,258	1,572,597
Delhaize Group SA	34,504	2,671,171

		4,243,768

HEALTH CARE – PRODUCTS – 0.18%
Ion Beam Applications SAa	6,159	74,009

		74,009

HOLDING COMPANIES – DIVERSIFIED – 9.73%
Ackermans & van Haaren NV	9,044	785,345
Compagnie Nationale a Portefeuille SA	13,420	752,921
Groupe Bruxelles Lambert SA	27,588	2,537,763

		4,076,029

INSURANCE – 4.93%
Ageas	649,420	2,063,052

		2,063,052

INVESTMENT COMPANIES – 0.58%
RHJ International SAa	28,730	243,647

		243,647

MANUFACTURING – 0.54%
Agfa-Gevaert NVa	49,558	227,252

		227,252

MEDIA – 0.11%
Roularta Media Group NVa	1,292	46,040

		46,040

MINING – 5.97%
Nyrstar NVb	34,512	468,099
Umicore	40,283	2,031,098

		2,499,197

PHARMACEUTICALS – 5.85%
Arseus NV	10,564	168,672
Galapagos NVa	10,412	164,375
Omega Pharma SA	6,916	334,238
ThromboGenics NVa	10,514	301,766

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
UCB SA	39,779	$1,480,158

		2,449,209

REAL ESTATE – 0.19%
Atenor Group SA	1,734	79,155

		79,155

REAL ESTATE INVESTMENT TRUSTS – 3.86%
Befimmo SCA	6,190	517,509
Cofinimmo SA	4,408	614,617
Intervest Offices NV	2,888	95,734
Leasinvest Real Estate SCA	684	63,865
Warehouses De Pauw SCA	4,118	220,060
Wereldhave Belgium NV	1,064	105,091

		1,616,876

SEMICONDUCTORS – 0.35%
Melexis NV	8,515	147,247

		147,247

TELECOMMUNICATIONS – 8.75%
Belgacom SA	50,236	1,885,564
Mobistar SA	12,510	800,009
Telenet Group Holding NVa	21,827	979,792

		3,665,365

TRANSPORTATION – 0.89%
Compagnie Maritime Belge SA	5,928	178,657
Euronav SA	7,676	129,770
Exmar NV	7,600	62,038

		370,465

VENTURE CAPITAL – 0.83%
GIMV NV	6,262	347,606

		347,606

TOTAL COMMON STOCKS
(Cost: $57,616,103)		40,766,168

RIGHTS – 0.22%

MANUFACTURING – 0.00%
Agfa-Gevaert NVa	24,882	69

		69

Security	Shares	Value
MINING – 0.22%
Nyrstar NVa	34,512	$93,429

		93,429

TOTAL RIGHTS
(Cost: $113,358)		93,498

SHORT-TERM INVESTMENTS – 0.75%

MONEY MARKET FUNDS – 0.75%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	271,261	271,261
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	38,982	38,982
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[c,d]	3,361	3,361

		313,604

TOTAL SHORT-TERM INVESTMENTS
(Cost: $313,604)		313,604

TOTAL INVESTMENTS IN SECURITIES – 98.32%
(Cost: $58,043,065)		41,173,270

Other Assets, Less Liabilities – 1.68%		703,081

NET ASSETS – 100.00%		$41,876,351

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 98.15%

CZECH REPUBLIC – 3.86%
CEZ AS	15,200	$697,439
Komercni Banka AS	1,273	306,475
Telefonica O2 Czech Republic AS	10,583	239,799

		1,243,713
HUNGARY – 4.33%
Magyar Telekom Telecommunications PLC	16,378	46,036
MOL Hungarian Oil and Gas Nyrt[a]	3,933	477,517
OTP Bank Nyrt[a]	19,456	583,605
Richter Gedeon Nyrt	1,501	290,743

		1,397,901
POLAND – 17.04%
Asseco Poland SA	3,287	58,693
Bank Handlowy w Warszawie SA	3,078	100,271
Bank Millennium SAa	31,085	60,650
Bank Pekao SA	10,621	608,363
Bank Zachodni WBK SA	2,071	162,641
BRE Bank SAa	1,292	139,907
Cyfrowy Polsat SA	10,488	57,334
ENEA SA	5,377	41,028
Getin Holding SAa	30,647	139,666
Globe Trade Centre SAa	10,013	73,750
Grupa Lotos SAa	5,111	71,711
ING Bank Slaski SAa	342	101,582
Kernel Holding SAa	4,161	120,184
KGHM Polska Miedz SA	11,457	700,557
PBG SA	988	68,158
Polska Grupa Energetyczna SA	49,343	389,222
Polski Koncern Naftowy Orlen SAa	30,115	478,457
Polskie Gornictwo Naftowe i Gazownictwo SA	140,923	191,488
Powszechna Kasa Oszczednosci Bank Polski SA	57,190	836,684
Powszechny Zaklad Ubezpieczen SA	3,534	427,752
Tauron Polska Energia SAa	106,400	228,730
Telekomunikacja Polska SA	59,565	358,824
TVN SA	13,642	82,228

		5,497,880

Security	Shares	Value
RUSSIA – 72.92%
Comstar United Telesystems OJSC SP GDR[a]	17,670	$120,244
Federal Grid Co. of Unified Energy System OJSC[a]	23,995,100	350,098
Gazprom OAO SP ADR	231,918	6,823,028
LUKOIL OAO SP ADR	41,191	2,914,263
Magnit OJSC SP GDR[b]	20,539	583,308
Mechel OAO SP ADR	13,072	397,781
MMC Norilsk Nickel OJSC SP ADR	57,744	1,394,518
Mobile TeleSystems OJSC SP ADR	45,372	854,355
NovaTek OAO SP GDR[b]	7,961	1,034,134
Novolipetsk Steel OJSC SP GDR[b]	8,493	389,829
OGK-4 OJSC[a]	988,000	90,053
Polymetal OJSC SP GDR[a]	6,023	114,805
Polyus Gold OJSC SP ADR	8,547	287,350
Raspadskaya OAO[a]	5,700	44,346
Rosneft Oil Co. OJSC SP GDR[b]	140,644	1,327,679
RusHydro OJSC[a]	8,949,000	458,389
Sberbank of Russia	3,674	13,000
Sberbank of Russia GDR[b]	6,808	2,632,899
Severstal OAO SP GDR[b]	19,120	364,618
Sistema JSFC SP GDR[b]	9,272	236,343
Surgutneftegas OJSC SP ADR	65,376	759,669
Tatneft OAO SP ADR	18,910	789,492
TMK OAO SP GDR[a,b]	5,320	106,400
Uralkali OJSC SP GDR[b]	13,533	553,094
VTB Bank OJSC	23,997,999	84,167
VTB Bank OJSC SP GDR[b]	87,400	605,682
Wimm-Bill-Dann Foods OJSC SP ADR	6,023	195,025

		23,524,569

TOTAL COMMON STOCKS
(Cost: $26,766,380)		31,664,063

PREFERRED STOCKS – 1.83%

RUSSIA – 1.83%
Sberbank of Russia	80,465	197,156
Surgutneftegas OJSC	435,100	257,837
Transneft OAO SP ADR	95	134,658

		589,651

TOTAL PREFERRED STOCKS
(Cost: $554,495)		589,651

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

February 28, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[c,d]	8,366	$8,366

		8,366

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,366)		8,366

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $27,329,241)		32,262,080

Other Assets, Less Liabilities – (0.00)%		(643)

NET ASSETS – 100.00%		$32,261,437

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 97.98%

AUSTRIA – 1.07%
Erste Group Bank AG	43,632	$2,305,118
IMMOEAST AG Escrow[a,b]	105,078	15
IMMOFINANZ AGa	226,140	999,503
IMMOFINANZ AG Escrow[a,b]	68,575	9
OMV AG	35,404	1,506,120
Raiffeisen International Bank Holding AG	11,248	675,805
Telekom Austria AG	74,600	1,066,438
Verbund AG	15,476	592,528
Vienna Insurance Group AG	8,692	499,604
voestalpine AG	23,744	1,097,820

		8,742,960

BELGIUM – 2.97%
Ageas	509,012	1,617,009
Anheuser-Busch InBev NV	166,632	9,301,599
Bekaert NV	8,904	966,270
Belgacom SA	33,496	1,257,243
Colruyt SA	17,828	896,930
Compagnie Nationale a Portefeuille SA	5,936	333,035
Delhaize Group SA	23,532	1,821,760
Dexia SAa	125,897	550,011
Groupe Bruxelles Lambert SA	18,020	1,657,623
KBC Groep NVa	37,312	1,561,521
Mobistar SA	5,936	379,605
Solvay SA	13,780	1,617,800
UCB SA	24,099	896,712
Umicore	26,924	1,357,527

		24,214,645

FINLAND – 3.39%
Elisa OYJ	30,952	707,528
Fortum OYJ	99,450	3,083,740
Kesko OYJ Class B	15,861	683,724
Kone OYJ Class B	35,616	1,945,576
Metso OYJ	30,316	1,568,543
Neste Oil OYJ	29,256	519,248
Nokia OYJ	857,540	7,438,248
Nokian Renkaat OYJ	24,168	982,732
Orion OYJ Class B	22,472	514,616
Outokumpu OYJ	31,164	559,999

Security	Shares	Value
Pohjola Bank PLC	32,436	$444,422
Rautaruukki OYJ	20,352	472,813
Sampo OYJ Class A	95,612	2,962,090
Sanoma OYJ	20,462	450,216
Stora Enso OYJ Class R	137,164	1,546,867
UPM-Kymmene OYJ	120,808	2,401,116
Wartsila OYJ	18,656	1,435,259

		27,716,737

FRANCE – 32.66%
Accor SA	34,132	1,606,402
Aeroports de Paris	6,997	620,735
Air France-KLM[a]	30,104	492,719
Alcatel-Lucent[a]	534,028	2,645,770
ALSTOM	47,064	2,809,183
ArcelorMittal	198,660	7,305,613
Atos Origin SAa	9,752	564,977
AXA	393,260	8,267,059
BioMerieux SA	2,756	293,678
BNP Paribas	220,056	17,197,004
Bouygues SA	53,424	2,472,308
Bureau Veritas SA	11,236	868,297
Cap Gemini SA	34,344	2,008,438
Carrefour SA	137,164	6,740,665
Casino Guichard-Perrachon SA	12,932	1,267,822
Christian Dior SA	14,628	2,110,328
CNP Assurances SA	34,768	771,707
Compagnie de Saint-Gobain	90,736	5,429,688
Compagnie Generale de Geophysique- Veritas[a]	33,072	1,227,853
Compagnie Generale des Etablissements Michelin Class B	40,857	3,329,470
Credit Agricole SA	222,388	3,907,105
Danone SA	133,984	8,407,218
Dassault Systemes SA	13,356	1,023,641
Edenred SAa	34,465	908,981
Eiffage SA	9,964	593,774
Electricite de France	59,572	2,658,906
Eramet	1,272	459,865
Essilor International SA	46,640	3,333,692
Eurazeo	6,784	504,672
European Aeronautic Defence and Space Co. NVa	94,920	2,747,930

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2011

Security	Shares	Value
Eutelsat Communications	23,108	$922,874
Fonciere des Regions	5,936	645,000
France Telecom SA	426,332	9,439,263
GDF Suez	284,080	11,525,909
Gecina SA	4,452	577,216
Groupe Eurotunnel SA	121,010	1,219,948
Icade	5,088	570,918
Iliad SA	3,392	380,237
Imerys SA	8,692	610,474
JCDecaux SAa	14,636	472,936
Klepierre	21,200	827,640
L’Air Liquide SA	64,873	8,405,620
L’Oreal SA	55,120	6,413,339
Lafarge SA	45,792	2,779,430
Lagardere SCA	26,712	1,203,134
Legrand SA	34,556	1,450,715
LVMH Moet Hennessy Louis Vuitton SA	56,392	8,898,777
M6-Metropole Television	15,688	396,963
Natixis[a]	200,976	1,198,903
Neopost SA	7,632	724,610
PagesJaunes Groupe SAc	26,935	262,911
Pernod Ricard SA	46,004	4,245,156
PPR SA	17,384	2,641,186
PSA Peugeot Citroen SAa	34,556	1,384,850
Publicis Groupe SA	27,984	1,597,660
Renault SAa	44,520	2,731,124
Safran SA	39,220	1,396,520
Sanofi-Aventis	240,832	16,631,860
Schneider Electric SA	55,756	9,233,523
SCOR SE	38,584	1,134,858
SES SA FDR	68,499	1,764,965
Societe BIC SA	5,936	507,506
Societe Generale	145,008	10,204,525
Societe Television Francaise 1	28,412	552,537
Sodexo	22,260	1,533,125
STMicroelectronics NV	146,280	1,880,203
Suez Environnement SA	60,632	1,314,795
Technip SA	23,108	2,283,326
Thales SA	20,564	779,662
Total SA	485,480	29,778,907
Unibail-Rodamco SE	21,200	4,266,306
Vallourec SA	25,228	2,615,808

Security	Shares	Value
Veolia Environnement	81,408	$2,679,463
Vinci SA	100,276	6,041,424
Vivendi SA	284,716	8,124,541

		266,826,147

GERMANY – 26.14%
Adidas AG	47,912	3,077,187
Allianz SE Registered	104,516	15,070,925
Axel Springer AG	3,392	553,302
BASF SE	210,516	17,521,483
Bayer AG	190,376	14,772,383
Bayerische Motoren Werke AG	76,532	6,213,400
Beiersdorf AG	23,532	1,413,855
Brenntag AGa	7,208	754,144
Celesio AG	16,960	469,674
Commerzbank AGa	194,344	1,676,601
Continental AGa	11,660	986,419
Daimler AG Registered[a]	207,548	14,634,266
Deutsche Bank AG Registered	213,908	13,762,050
Deutsche Boerse AG	44,520	3,421,361
Deutsche Lufthansa AG Registered[a]	52,364	1,071,497
Deutsche Post AG Registered	196,313	3,603,551
Deutsche Telekom AG Registered	653,384	8,794,415
E.ON AG	414,460	13,610,052
Fraport AG	7,844	559,258
Fresenius Medical Care AG & Co. KGaA	44,308	2,935,985
Fresenius SE	25,016	2,284,240
GEA Group AG	38,290	1,184,385
Hannover Rueckversicherung AG Registered	14,840	864,769
HeidelbergCement AG	32,012	2,243,026
Henkel AG & Co. KGaA	29,468	1,505,945
Hochtief AG	9,964	982,489
Infineon Technologies AG	252,916	2,769,469
K+S AG	32,860	2,539,360
Kabel Deutschland Holding AGa	12,084	658,938
LANXESS AG	18,868	1,404,660
Linde AG	38,584	5,894,121
MAN SE	24,592	3,125,255
Merck KGaA	14,840	1,342,759
METRO AG	29,683	2,172,903

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2011

Security	Shares	Value
Muenchener Rueckversicherungs- Gesellschaft AG Registered	43,460	$7,260,261
Puma AG	1,272	378,609
QIAGEN NVa	52,788	1,094,391
RWE AG	96,292	6,504,958
Salzgitter AG	9,540	792,707
SAP AG	197,584	11,931,322
Siemens AG Registered	188,892	25,461,004
Suedzucker AG	16,324	448,680
ThyssenKrupp AG	75,142	3,127,077
TUI AGa	33,690	441,920
United Internet AG Registered	29,470	510,835
Volkswagen AG	6,572	998,497
Wacker Chemie AG	3,740	690,653

		213,515,041

GREECE – 0.87%
Alpha Bank AEa	105,346	698,419
Bank of Cyprus Public Co. Ltd.	179,939	695,889
Coca-Cola Hellenic Bottling Co. SA SP ADR	41,767	1,136,898
EFG Eurobank Ergasias SAa	71,926	460,957
Hellenic Telecommunications Organization SA SP ADR	113,931	566,237
National Bank of Greece SA SP ADR[c]	1,073,992	2,019,105
OPAP SA	53,110	1,109,869
Public Power Corp. SA	27,000	418,048

		7,105,422

IRELAND – 0.80%
Anglo Irish Bank Corp. Ltd.[a,b]	446,666	62
Bank of Ireland[a]	806,024	392,988
CRH PLC	163,452	3,789,380
Elan Corp. PLC[a]	116,816	764,297
Kerry Group PLC Class A	32,224	1,170,555
Ryanair Holdings PLC	43,520	202,570
Ryanair Holdings PLC SP ADR	7,878	224,681

		6,544,533

ITALY – 9.08%
A2A SpA	224,744	360,083
Assicurazioni Generali SpA	270,300	6,119,017
Atlantia SpA	65,705	1,506,479
Autogrill SpA[a]	27,772	393,177
Banca Carige SpA[c]	139,284	336,279

Security	Shares	Value
Banca Monte dei Paschi di Siena SpA[a]	517,927	$691,039
Banco Popolare SpA	353,552	1,235,465
Enel Green Power SpA[a]	379,451	897,255
Enel SpA	1,511,560	9,014,978
Eni SpA	597,628	14,585,594
Exor SpA	24,415	745,594
Fiat Industrial SpA[a]	175,004	2,446,161
Fiat SpA	175,004	1,625,537
Finmeccanica SpA	94,552	1,184,499
Intesa Sanpaolo SpA	1,775,076	5,992,041
Luxottica Group SpA	25,598	795,863
Mediaset SpA	164,724	1,060,228
Mediobanca SpA	106,586	1,129,151
Parmalat SpA	376,259	1,153,710
Pirelli & C. SpA	52,369	422,419
Prysmian SpA	46,852	990,093
Saipem SpA	60,922	3,079,725
Snam Rete Gas SpA	333,264	1,824,646
Telecom Italia SpA	2,176,816	3,403,492
Tenaris SA	108,434	2,450,222
Terna SpA	301,252	1,390,571
UniCredit SpA	3,082,692	7,932,309
Unione di Banche Italiane ScpA	141,404	1,429,649

		74,195,276

NETHERLANDS – 8.42%
AEGON NVa	356,160	2,739,549
Akzo Nobel NV	53,639	3,650,227
ASML Holding NV	99,004	4,301,293
Corio NV	13,568	900,557
Delta Lloyd NV	14,416	348,847
Fugro NV CVA	15,219	1,281,409
Heineken Holding NV	26,712	1,227,853
Heineken NV	60,208	3,106,832
ING Groep NV CVA[a]	878,121	11,021,267
Koninklijke Ahold NV	274,540	3,688,806
Koninklijke DSM NV	35,054	2,060,368
Koninklijke KPN NV	362,308	5,874,929
Koninklijke Philips Electronics NV	225,992	7,385,237
Randstad Holding NVa	24,592	1,326,900
Reed Elsevier NV	160,484	2,119,518
Royal Boskalis Westminster NV CVA	16,823	875,646

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2011

Security	Shares	Value
Royal Vopak NV	15,688	$759,039
SBM Offshore NV	37,948	954,193
TNT NV	86,852	2,283,439
Unilever NV CVA	374,392	11,301,446
Wolters Kluwer NV	67,416	1,594,129

		68,801,484

PORTUGAL – 0.89%
Banco Comercial Portugues SA Registered[c]	630,280	562,371
Banco Espirito Santo SA Registered	122,234	553,761
BRISA – Auto-estradas de Portugal SA	42,439	305,686
CIMPOR – Cimentos de Portugal SGPS SA	50,032	346,558
EDP Renovaveis SAa	44,096	264,939
Energias de Portugal SA	441,808	1,676,899
Galp Energia SGPS SA Class B	54,272	1,130,029
Jeronimo Martins SGPS SA	51,543	827,242
Portugal Telecom SGPS SA Registered	135,841	1,589,547

		7,257,032

SPAIN – 11.69%
Abertis Infraestructuras SA	68,843	1,384,452
Acciona SA	6,161	599,840
Acerinox SA	23,108	438,856
Actividades de Construcciones y Servicios SA	31,305	1,437,463
Amadeus IT Holding SA Class Aa	45,368	882,598
Banco Bilbao Vizcaya Argentaria SA	981,383	12,126,181
Banco de Sabadell SA	261,184	1,134,911
Banco de Valencia SAc	47,849	241,225
Banco Popular Espanol SAc	207,221	1,253,902
Banco Santander SA	1,914,415	23,625,841
Bankinter SAc	72,080	475,982
Criteria CaixaCorp SA	192,284	1,392,981
Enagas SA	41,128	881,345
Ferrovial SA	95,985	1,155,652
Fomento de Construcciones y Contratas SAc	11,980	382,727
Gas Natural SDG SA	71,444	1,221,639
Gestevision Telecinco SA	35,192	442,034
Grifols SA	31,512	513,588
Iberdrola Renovables SA	199,376	749,579
Iberdrola SA	923,048	8,061,282

Security	Shares	Value
Indra Sistemas SAc	22,260	$433,512
Industria de Diseno Textil SA	50,668	3,671,290
International Consolidated Airlines Group SAa	218,128	794,773
Mapfre SA	175,168	651,308
Red Electrica Corporacion SA	25,866	1,393,319
Repsol YPF SA	169,176	5,685,092
Telefonica SA	943,400	23,975,647
Zardoya Otis SA	32,359	505,045

		95,512,064

TOTAL COMMON STOCKS
(Cost: $1,024,963,657)		800,431,341

PREFERRED STOCKS – 1.84%

GERMANY – 1.54%
Bayerische Motoren Werke AG	12,932	697,677
Henkel AG & Co. KGaA	40,916	2,467,366
Porsche Automobil Holding SE	19,942	1,581,570
ProSiebenSat.1 Media AG	16,536	535,473
RWE AG NVS	9,540	614,032
Volkswagen AG	39,220	6,657,576

		12,553,694

ITALY – 0.30%
Intesa Sanpaolo SpA RNC	213,908	626,945
Telecom Italia SpA RNC	1,385,208	1,834,806

		2,461,751

TOTAL PREFERRED STOCKS
(Cost: $16,205,451)		15,015,445

RIGHTS – 0.00%

AUSTRIA – 0.00%
IMMOFINANZ AGa,b	212,282	29

		29

TOTAL RIGHTS
(Cost: $0)		29

SHORT-TERM INVESTMENTS – 0.51%

MONEY MARKET FUNDS – 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	3,492,699	3,492,699

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2011

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	501,930	$501,930
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[d,e]	184,165	184,165

		4,178,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,178,794)		4,178,794

TOTAL INVESTMENTS IN SECURITIES – 100.33%
(Cost: $1,045,347,902)		819,625,609

Other Assets, Less Liabilities – (0.33)%		(2,703,234)

NET ASSETS – 100.00%		$816,922,375

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.90%
JCDecaux SAa	18,113	$585,289
PagesJaunes Groupe SAb	34,508	336,830
Publicis Groupe SA	33,925	1,936,843

		2,858,962

AEROSPACE & DEFENSE – 1.82%
European Aeronautic Defence and Space Co. NVa	111,156	3,217,961
Safran SA	45,371	1,615,541
Thales SA	24,367	923,849

		5,757,351

AIRLINES – 0.19%
Air France-KLM[a]	36,934	604,507

		604,507

AUTO MANUFACTURERS – 1.54%
PSA Peugeot Citroen SAa	41,364	1,657,684
Renault SAa	52,392	3,214,040

		4,871,724

AUTO PARTS & EQUIPMENT – 1.24%
Compagnie Generale des
Etablissements Michelin Class B	48,062	3,916,611

		3,916,611

BANKS – 12.18%
BNP Paribas	261,016	20,397,959
Credit Agricole SA	261,488	4,594,048
Natixis[a]	237,928	1,419,336
Societe Generale	172,752	12,156,930

		38,568,273

BEVERAGES – 1.57%
Pernod Ricard SA	53,985	4,981,627

		4,981,627

BUILDING MATERIALS – 3.32%
Compagnie de Saint-Gobain	108,442	6,489,223
Imerys SA	10,266	721,023
Lafarge SA	54,634	3,316,111

		10,526,357

CHEMICALS – 3.15%
L’Air Liquide SA	77,113	9,991,562

		9,991,562

Security	Shares	Value
COMMERCIAL SERVICES – 0.68%
Bureau Veritas SA	13,334	$1,030,427
Edenred SAa	42,952	1,132,817

		2,163,244

COMPUTERS – 0.97%
Atos Origin SAa	12,390	717,808
Cap Gemini SA	40,297	2,356,569

		3,074,377

COSMETICS & PERSONAL CARE – 3.19%
Christian Dior SA	17,346	2,502,444
L’Oreal SA	65,254	7,592,454

		10,094,898

ELECTRIC – 0.99%
Electricite de France	70,446	3,144,250

		3,144,250

ELECTRICAL COMPONENTS & EQUIPMENT – 0.57%
Legrand SA	43,070	1,808,147

		1,808,147

ENGINEERING & CONSTRUCTION – 3.64%
Aeroports de Paris	8,142	722,313
Bouygues SA	62,953	2,913,283
Eiffage SA	10,974	653,961
Vinci SA	120,242	7,244,335

		11,533,892

FOOD – 6.14%
Carrefour SA	163,194	8,019,860
Casino Guichard-Perrachon SA	15,045	1,474,976
Danone SA	158,828	9,966,127

		19,460,963

FOOD SERVICE – 0.56%
Sodexo	25,724	1,771,703

		1,771,703

GAS – 4.32%
GDF Suez	336,975	13,672,004

		13,672,004

HAND & MACHINE TOOLS – 3.46%
Schneider Electric SA	66,200	10,963,111

		10,963,111

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2011

Security	Shares	Value
HEALTH CARE – PRODUCTS – 1.24%
Essilor International SA	55,106	$3,938,818

		3,938,818

HEALTH CARE – SERVICES – 0.11%
BioMerieux SA	3,245	345,786

		345,786

HOLDING COMPANIES – DIVERSIFIED – 3.32%
LVMH Moet Hennessy Louis Vuitton SA	66,729	10,529,978

		10,529,978

HOUSEHOLD PRODUCTS & WARES – 0.20%
Societe BIC SA	7,316	625,491

		625,491

INSURANCE – 3.82%
AXA	467,752	9,833,020
CNP Assurances SA	40,541	899,844
SCOR SE	45,936	1,351,100

		12,083,964

INTERNET – 0.16%
Iliad SA	4,484	502,648

		502,648

INVESTMENT COMPANIES – 0.18%
Eurazeo	7,871	585,535

		585,535

IRON & STEEL – 2.71%
ArcelorMittal	233,763	8,596,507

		8,596,507

LODGING – 0.59%
Accor SA	39,999	1,882,529

		1,882,529

MACHINERY – 1.06%
ALSTOM	56,109	3,349,066

		3,349,066

MEDIA – 3.83%
Lagardere SCA	32,096	1,445,634
M6-Metropole Television	17,582	444,888
Societe Television Francaise 1	31,919	620,738
Vivendi SA	336,713	9,608,306

		12,119,566

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.99%
Vallourec SA	30,149	$3,126,050

		3,126,050

MINING – 0.16%
Eramet	1,441	520,963

		520,963

OFFICE & BUSINESS EQUIPMENT – 0.26%
Neopost SA	8,673	823,447

		823,447

OIL & GAS – 11.61%
Compagnie Generale de Geophysique-Veritas[a]	39,235	1,456,665
Total SA	575,604	35,307,032

		36,763,697

OIL & GAS SERVICES – 0.84%
Technip SA	26,786	2,646,753

		2,646,753

PHARMACEUTICALS – 6.23%
Sanofi-Aventis	285,619	19,724,851

		19,724,851

REAL ESTATE – 2.12%
Gecina SA	5,133	665,510
Klepierre	25,901	1,011,165
Unibail-Rodamco SE	24,957	5,022,369

		6,699,044

REAL ESTATE INVESTMENT TRUSTS – 0.48%
Fonciere des Regions	7,316	794,950
Icade	6,321	709,271

		1,504,221

RETAIL – 0.99%
PPR SA	20,709	3,146,360

		3,146,360

SEMICONDUCTORS – 0.70%
STMicroelectronics NV	173,653	2,232,040

		2,232,040

SOFTWARE – 0.39%
Dassault Systemes SA	16,107	1,234,485

		1,234,485

TELECOMMUNICATIONS – 5.52%
Alcatel-Lucent[a]	631,300	3,127,691

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2011

Security	Shares	Value
Eutelsat Communications	26,904	$1,074,476
France Telecom SA	504,922	11,179,296
SES SA FDR	81,715	2,105,492

		17,486,955

TRANSPORTATION – 0.46%
Groupe Eurotunnel SA	145,440	1,466,236

		1,466,236

WATER – 1.49%
Suez Environnement SA	73,219	1,587,743
Veolia Environnement	94,813	3,120,675

		4,708,418

TOTAL COMMON STOCKS
(Cost: $378,669,681)		316,406,971

SHORT-TERM INVESTMENTS – 0.12%

MONEY MARKET FUNDS – 0.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	287,252	287,252
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	41,280	41,280
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[c,d]	37,890	37,890

		366,422

TOTAL SHORT-TERM INVESTMENTS
(Cost: $366,422)		366,422

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $379,036,103)		316,773,393

Other Assets, Less Liabilities – (0.01)%		(23,801)

NET ASSETS – 100.00%		$316,749,592

FDR – Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 94.10%

AIRLINES – 0.50%
Deutsche Lufthansa AG Registered[a]	641,920	$13,135,276

		13,135,276

APPAREL – 1.57%
Adidas AG	573,580	36,838,640
Puma AG	15,640	4,655,225

		41,493,865

AUTO MANUFACTURERS – 9.58%
Bayerische Motoren Werke AG	901,340	73,177,044
Daimler AG Registered[a]	2,383,740	168,078,152
Volkswagen AG	82,960	12,604,281

		253,859,477

AUTO PARTS & EQUIPMENT – 0.45%
Continental AGa	140,080	11,850,560

		11,850,560

BANKS – 6.72%
Commerzbank AGa	2,356,200	20,326,882
Deutsche Bank AG Registered	2,450,080	157,629,096

		177,955,978

BIOTECHNOLOGY – 0.52%
QIAGEN NVa	666,740	13,822,730

		13,822,730

BUILDING MATERIALS – 1.02%
HeidelbergCement AG	386,580	27,086,998

		27,086,998

CHEMICALS – 19.20%
BASF SE	2,425,560	201,882,086
Bayer AG	2,180,080	169,165,112
Brenntag AGa	95,200	9,960,387
K+S AG	394,740	30,504,778
LANXESS AG	230,520	17,161,451
Linde AG	465,460	71,104,016
Wacker Chemie AG	46,580	8,601,764

		508,379,594

COSMETICS & PERSONAL CARE – 0.65%
Beiersdorf AG	286,620	17,220,763

		17,220,763

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.58%
Deutsche Boerse AG	545,360	$41,910,905

		41,910,905

ELECTRIC – 8.77%
E.ON AG	4,690,980	154,042,565
RWE AG	1,158,380	78,253,784

		232,296,349

ENGINEERING & CONSTRUCTION – 0.75%
Fraport AG	110,160	7,854,138
Hochtief AG	120,700	11,901,489

		19,755,627

FOOD – 1.21%
METRO AG	360,060	26,357,692
Suedzucker AG	209,100	5,747,299

		32,104,991

HEALTH CARE – PRODUCTS – 2.38%
Fresenius Medical Care AG & Co. KGaA	537,200	35,596,527
Fresenius SE	300,224	27,413,797

		63,010,324

HOLDING COMPANIES – DIVERSIFIED – 0.56%
GEA Group AG	477,020	14,755,172

		14,755,172

HOUSEHOLD PRODUCTS & WARES – 0.70%
Henkel AG & Co. KGaA	363,800	18,591,783

		18,591,783

INSURANCE – 10.17%
Allianz SE Registered	1,181,500	170,369,112
Hannover Rueckversicherung AG Registered	194,140	11,313,089
Muenchener Rueckversicherungs- Gesellschaft AG Registered	524,620	87,641,005

		269,323,206

INTERNET – 0.23%
United Internet AG Registered	351,220	6,088,069

		6,088,069

IRON & STEEL – 1.81%
Salzgitter AG	117,980	9,803,312
ThyssenKrupp AG	918,680	38,231,385

		48,034,697

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2011

Security	Shares	Value
LEISURE TIME – 0.19%
TUI AGa	386,580	$5,070,870

		5,070,870

MACHINERY – 1.40%
MAN SE	291,040	36,986,595

		36,986,595

MANUFACTURING – 11.07%
Siemens AG Registered	2,174,300	293,076,785

		293,076,785

MEDIA – 0.58%
Axel Springer AG	43,860	7,154,432
Kabel Deutschland Holding AGa	150,960	8,231,816

		15,386,248

PHARMACEUTICALS – 0.87%
Celesio AG	221,680	6,138,998
Merck KGaA	186,320	16,858,686

		22,997,684

SEMICONDUCTORS – 1.22%
Infineon Technologies AG	2,961,740	32,431,513

		32,431,513

SOFTWARE – 4.83%
SAP AG	2,118,200	127,909,780

		127,909,780

TELECOMMUNICATIONS – 3.95%
Deutsche Telekom AG Registered	7,771,380	104,601,190

		104,601,190

TRANSPORTATION – 1.62%
Deutsche Post AG Registered	2,340,560	42,963,672

		42,963,672

TOTAL COMMON STOCKS
(Cost: $2,295,408,047)		2,492,100,701

PREFERRED STOCKS – 5.70%

AUTO MANUFACTURERS – 3.99%
Bayerische Motoren Werke AG	152,660	8,235,958
Porsche Automobil Holding SE	240,040	19,037,216
Volkswagen AG	461,380	78,319,027

		105,592,201

Security	Shares	Value
ELECTRIC – 0.33%
RWE AG NVS	135,832	$8,742,681

		8,742,681

HOUSEHOLD PRODUCTS & WARES – 1.12%
Henkel AG & Co. KGaA	491,300	29,626,963

		29,626,963

MEDIA – 0.26%
ProSiebenSat.1 Media AG	212,500	6,881,226

		6,881,226

TOTAL PREFERRED STOCKS
(Cost: $124,541,356)		150,843,071

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	1,023,327	1,023,327

		1,023,327

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,023,327)		1,023,327

TOTAL INVESTMENTS IN SECURITIES – 99.84%
(Cost: $2,420,972,730)		2,643,967,099

Other Assets, Less Liabilities – 0.16%		4,255,622

NET ASSETS – 100.00%		$2,648,222,721

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 98.06%

AEROSPACE & DEFENSE – 2.14%
Finmeccanica SpA[a]	251,721	$3,153,431

		3,153,431

AUTO MANUFACTURERS – 6.16%
Fiat Industrial SpA[b]	412,183	5,761,390
Fiat SpA	359,340	3,337,755

		9,099,145

AUTO PARTS & EQUIPMENT – 0.63%
Pirelli & C. SpA	114,916	926,936

		926,936

BANKS – 24.35%
Banca Carige SpA	507,279	1,224,743
Banca Monte dei Paschi di Siena SpA[b]	1,493,467	1,992,643
Banco Popolare SpA	887,224	3,100,348
Intesa Sanpaolo SpA	3,210,263	10,836,735
UniCredit SpA	5,853,983	15,063,328
Unione di Banche Italiane ScpA	367,767	3,718,266

		35,936,063

COMMERCIAL SERVICES – 2.45%
Atlantia SpA	157,469	3,610,437

		3,610,437

DIVERSIFIED FINANCIAL SERVICES – 2.15%
Mediobanca SpA	299,466	3,172,485

		3,172,485

ELECTRIC – 14.55%
A2A SpA	1,168,862	1,872,742
Enel SpA	2,692,771	16,059,747
Terna SpA[a]	766,910	3,540,034

		21,472,523

ELECTRICAL COMPONENTS & EQUIPMENT – 1.39%
Prysmian SpA	97,378	2,057,827

		2,057,827

ENERGY – ALTERNATE SOURCES – 1.08%
Enel Green Power SpA[b]	672,749	1,590,792

		1,590,792

FOOD – 1.95%
Parmalat SpA	938,365	2,877,275

		2,877,275

Security	Shares	Value
GAS – 1.50%
Snam Rete Gas SpA	404,655	$2,215,518

		2,215,518

HEALTH CARE – PRODUCTS – 1.46%
Luxottica Group SpA[a]	69,139	2,149,588

		2,149,588

HOLDING COMPANIES – DIVERSIFIED – 0.84%
Exor SpA	40,470	1,235,886

		1,235,886

INSURANCE – 4.92%
Assicurazioni Generali SpA	320,756	7,261,233

		7,261,233

MEDIA – 1.83%
Mediaset SpA	418,779	2,695,426

		2,695,426

METAL FABRICATE & HARDWARE – 3.55%
Tenaris SA	231,669	5,234,894

		5,234,894

OIL & GAS – 18.40%
Eni SpA	1,112,264	27,145,701

		27,145,701

OIL & GAS SERVICES – 4.31%
Saipem SpA	125,880	6,363,477

		6,363,477

RETAIL – 0.78%
Autogrill SpA[b]	81,223	1,149,899

		1,149,899

TELECOMMUNICATIONS – 3.62%
Telecom Italia SpA	3,414,770	5,339,057

		5,339,057

TOTAL COMMON STOCKS
(Cost: $182,263,291)		144,687,593

PREFERRED STOCKS – 1.81%

BANKS – 0.41%
Intesa Sanpaolo SpA RNC	205,534	602,401

		602,401

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2011

Security	Shares	Value
TELECOMMUNICATIONS – 1.40%
Telecom Italia SpA RNC	1,565,597	$2,073,744

		2,073,744

TOTAL PREFERRED STOCKS
(Cost: $2,818,154)		2,676,145

SHORT-TERM INVESTMENTS – 3.46%

MONEY MARKET FUNDS – 3.46%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	4,361,689	4,361,689
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	626,811	626,811
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	120,187	120,187

		5,108,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,108,687)		5,108,687

TOTAL INVESTMENTS IN SECURITIES – 103.33%
(Cost: $190,190,132)		152,472,425

Other Assets, Less Liabilities – (3.33)%		(4,919,792)

NET ASSETS – 100.00%		$147,552,633

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.13%

BANKS – 0.23%
SNS REAAL NVa	85,400	$443,391

		443,391

BEVERAGES – 4.73%
Heineken Holding NV	50,400	2,316,704
Heineken NV	134,925	6,962,351

		9,279,055

BUILDING MATERIALS – 0.19%
Wavin NVa	26,539	377,553

		377,553

CHEMICALS – 7.58%
Akzo Nobel NV	137,550	9,360,516
Koninklijke DSM NV	93,975	5,523,566

		14,884,082

COMMERCIAL SERVICES – 2.30%
Brunel International NV	6,125	242,671
Randstad Holding NVa	64,400	3,474,804
USG People NVa	38,675	791,119

		4,508,594

DIVERSIFIED FINANCIAL SERVICES – 0.32%
BinckBank NV	27,825	462,336
KAS Bank NV CVA	9,975	163,263

		625,599

ELECTRICAL COMPONENTS & EQUIPMENT – 0.24%
TKH Group NV	19,775	474,158

		474,158

ELECTRONICS – 9.57%
Koninklijke Philips Electronics NV	575,050	18,792,172

		18,792,172

ENGINEERING & CONSTRUCTION – 1.88%
Arcadis NV	30,625	732,835
Koninklijke BAM Groep NV	125,300	806,307
Royal Boskalis Westminster NV CVA	41,300	2,149,687

		3,688,829

FOOD – 21.34%
Amsterdam Commodities NV	3,150	45,988
CSM NV CVA	41,650	1,481,608
Koninklijke Ahold NV	618,975	8,316,743
Koninklijke Wessanen NVa	50,480	181,907

Security	Shares	Value
Nutreco NV	22,050	$1,632,413
Sligro Food Group NV	21,700	722,326
Unilever NV CVA	978,075	29,524,300

		41,905,285

HOLDING COMPANIES – DIVERSIFIED – 0.89%
Imtech NV	44,800	1,618,413
Ordina NVa	28,000	133,037

		1,751,450

HOUSEWARES – 0.11%
Hunter Douglas NV	4,550	214,520

		214,520

INSURANCE – 18.53%
AEGON NVa	911,400	7,010,401
Delta Lloyd NV	57,050	1,380,532
ING Groep NV CVA[a]	2,230,377	27,993,387

		36,384,320

INVESTMENT COMPANIES – 0.10%
Kardan NVa	35,000	196,075

		196,075

LEISURE TIME – 0.13%
Accell Group NV	4,747	251,772

		251,772

MANUFACTURING – 0.91%
Aalberts Industries NV	56,175	1,198,749
Koninklijke Ten Cate NV	16,275	592,322

		1,791,071

MEDIA – 4.97%
Reed Elsevier NV	422,625	5,581,624
Wolters Kluwer NV	176,400	4,171,180

		9,752,804

METAL FABRICATE & HARDWARE – 0.14%
Advanced Metallurgical Group NVa	14,875	274,589

		274,589

OIL & GAS SERVICES – 2.97%
Fugro NV CVA	39,900	3,359,499
SBM Offshore NV	98,000	2,464,185

		5,823,684

PHARMACEUTICALS – 0.36%
Mediq NV	37,895	701,364

		701,364

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 3.18%
Corio NV	35,525	$2,357,921
Eurocommercial Properties NV	22,225	1,066,880
Nieuwe Steen Investments NV	20,650	424,689
VastNed Offices/Industrial NV	9,450	159,239
VastNed Retail NV	11,375	812,267
Wereldhave NV	14,000	1,422,995

		6,243,991

RETAIL – 0.17%
Beter Bed Holding NV	11,900	328,726

		328,726

SEMICONDUCTORS – 5.50%
ASM International NVa	31,850	1,294,002
ASML Holding NV	218,750	9,503,736

		10,797,738

SOFTWARE – 0.77%
Exact Holding NV	9,735	302,535
TomTom NVa,b	79,894	704,251
Unit 4 NV	15,312	515,188

		1,521,974

TELECOMMUNICATIONS – 8.00%
Koninklijke KPN NV	968,975	15,712,211

		15,712,211

TRANSPORTATION – 4.02%
Royal Vopak NV	42,000	2,032,105
TNT NV	222,775	5,857,010

		7,889,115

TOTAL COMMON STOCKS
(Cost: $208,196,937)		194,614,122

SHORT-TERM INVESTMENTS – 0.39%

MONEY MARKET FUNDS – 0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	599,710	599,710
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	86,183	86,183

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	80,932	$80,932

		766,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $766,825)		766,825

TOTAL INVESTMENTS IN SECURITIES – 99.52%
(Cost: $208,963,762)		195,380,947

Other Assets, Less Liabilities – 0.48%		950,118

NET ASSETS – 100.00%		$196,331,065

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.88%

AIRLINES – 0.92%
International Consolidated Airlines Group SAa	761,805	$2,775,717

		2,775,717

BANKS – 38.01%
Banco Bilbao Vizcaya Argentaria SA	2,209,890	27,305,880
Banco de Sabadell SA	1,478,058	6,422,540
Banco de Valencia SAb	542,925	2,737,092
Banco Popular Espanol SAb	1,263,169	7,643,484
Banco Santander SA	5,354,827	66,084,048
Bankinter SAb	600,780	3,967,262

		114,160,306

COMMERCIAL SERVICES – 2.79%
Abertis Infraestructuras SA	416,974	8,385,462

		8,385,462

COMPUTERS – 0.98%
Indra Sistemas SAb	150,511	2,931,190

		2,931,190

DIVERSIFIED FINANCIAL SERVICES – 3.82%
Criteria CaixaCorp SA	1,585,773	11,487,966

		11,487,966

ELECTRIC – 7.45%
Iberdrola SA	1,709,525	14,929,844
Red Electrica Corporacion SA	138,454	7,458,075

		22,387,919

ENERGY – ALTERNATE SOURCES – 1.25%
Iberdrola Renovables SA	997,025	3,748,442

		3,748,442

ENGINEERING & CONSTRUCTION – 6.42%
Acciona SA	40,090	3,903,195
Actividades de Construcciones y Servicios SA	171,964	7,896,243
Ferrovial SA	460,275	5,541,675
Fomento de Construcciones y Contratas SA	61,180	1,954,527

		19,295,640

GAS – 3.70%
Enagas SA	257,939	5,527,458

Security	Shares	Value
Gas Natural SDG SA	327,560	$5,601,033

		11,128,491
INSURANCE – 2.62%
Mapfre SA	2,116,145	7,868,231

		7,868,231

IRON & STEEL – 0.99%
Acerinox SA	155,918	2,961,117

		2,961,117

MACHINERY – 0.55%
Zardoya Otis SA	105,640	1,648,783

		1,648,783

MEDIA – 0.93%
Gestevision Telecinco SA	221,635	2,783,876

		2,783,876

OIL & GAS – 4.92%
Repsol YPF SA	439,850	14,780,984

		14,780,984

PHARMACEUTICALS – 0.81%
Grifols SA	149,055	2,429,323

		2,429,323

RETAIL – 3.87%
Industria de Diseno Textil SA	160,265	11,612,443

		11,612,443

SOFTWARE – 1.17%
Amadeus IT Holding SA Class Aa	180,215	3,505,940

		3,505,940

TELECOMMUNICATIONS – 18.68%
Telefonica SA	2,207,230	56,094,728

		56,094,728

TOTAL COMMON STOCKS
(Cost: $374,665,904)		299,986,558

SHORT-TERM INVESTMENTS – 3.65%

MONEY MARKET FUNDS – 3.65%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	9,353,655	9,353,655
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	1,344,197	1,344,197

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	259,257	$259,257

		10,957,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,957,109)		10,957,109

TOTAL INVESTMENTS IN SECURITIES – 103.53%
(Cost: $385,623,013)		310,943,667

Other Assets, Less Liabilities – (3.53)%		(10,610,744)

NET ASSETS – 100.00%		$300,332,923

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS — 99.91%

AGRICULTURE – 1.99%
Swedish Match AB	426,948	$13,490,094

		13,490,094

AUTO MANUFACTURERS – 1.99%
Scania AB Class B	603,762	13,468,229

		13,468,229

BANKS – 19.82%
Nordea Bank AB	4,911,594	55,868,237
Skandinaviska Enskilda Banken AB Class A	2,645,724	24,075,595
Svenska Handelsbanken AB Class A	914,808	30,899,231
Swedbank AB Class Aa	1,341,756	23,635,154

		134,478,217

COMMERCIAL SERVICES – 1.00%
Securitas AB Class B	582,330	6,807,864

		6,807,864

DIVERSIFIED FINANCIAL SERVICES – 1.34%
Kinnevik Investment AB Class B	404,670	9,078,192

		9,078,192

ENGINEERING & CONSTRUCTION – 2.27%
Skanska AB Class B	749,556	15,406,053

		15,406,053

FOREST PRODUCTS & PAPER – 3.13%
Holmen AB Class B	100,110	3,523,730
Svenska Cellulosa AB Class B	1,072,728	17,743,787

		21,267,517

HAND & MACHINE TOOLS – 4.97%
Sandvik AB	1,755,450	33,695,721

		33,695,721

HEALTH CARE — PRODUCTS – 1.35%
Getinge AB Class B	373,650	9,131,988

		9,131,988

HOLDING COMPANIES – DIVERSIFIED – 0.58%
Industrivarden AB Class Ab	224,472	3,911,539

		3,911,539

HOME FURNISHINGS – 1.67%
Electrolux AB Class B	451,200	11,319,561

		11,319,561

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES – 0.94%
Husqvarna AB Class B	792,420	$6,384,628

		6,384,628

INVESTMENT COMPANIES – 3.94%
Investor AB Class B	850,794	19,583,666
Ratos AB Class B	190,914	7,130,094

		26,713,760

IRON & STEEL – 0.80%
SSAB AB Class A	345,732	5,429,202

		5,429,202

MACHINERY – 15.31%
Atlas Copco AB Class A	1,261,668	31,712,120
Atlas Copco AB Class B	736,584	16,745,306
Hexagon AB Class B	480,664	10,608,354
Volvo AB Class Ba	2,586,222	44,780,235

		103,846,015

MANUFACTURING – 1.92%
Alfa Laval AB	636,474	13,001,373

		13,001,373

MEDIA – 0.94%
Modern Times Group MTG AB Class B	95,765	6,408,742

		6,408,742

METAL FABRICATE & HARDWARE – 5.43%
Assa Abloy AB Class B	586,560	16,429,759
SKF AB Class B	732,918	20,436,669

		36,866,428

MINING – 1.64%
Boliden AB	520,290	11,113,022

		11,113,022

RETAIL – 9.20%
Hennes & Mauritz AB Class B	1,908,294	62,405,899

		62,405,899

TELECOMMUNICATIONS – 19.68%
Millicom International Cellular SA SDR	141,846	12,448,332
Tele2 AB Class B	592,200	13,519,053
Telefonaktiebolaget LM Ericsson Class B	5,621,388	72,378,767

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2011

Security	Shares	Value
TeliaSonera AB	4,178,676	$35,153,480

		133,499,632

TOTAL COMMON STOCKS
(Cost: $635,447,265)		677,723,676

RIGHTS – 0.03%

TELECOMMUNICATIONS – 0.03%
TeliaSonera ABa,c	4,117,482	203,279

		203,279

TOTAL RIGHTS
(Cost: $193,196)		203,279

SHORT-TERM INVESTMENTS – 0.43%

MONEY MARKET FUNDS – 0.43%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	2,195,423	2,195,423
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	315,500	315,500
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[d,e]	418,978	418,978

		2,929,901

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,929,901)		2,929,901

TOTAL INVESTMENTS IN SECURITIES – 100.37%
(Cost: $638,570,362)		680,856,856

Other Assets, Less Liabilities – (0.37)%		(2,505,309)

NET ASSETS – 100.00%		$678,351,547

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.19%

BANKS – 5.65%
Credit Suisse Group AG Registered	464,406	$21,475,249
Julius Baer Group Ltd.	155,008	6,946,133

		28,421,382

BUILDING MATERIALS – 3.19%
Geberit AG Registered	20,577	4,438,849
Holcim Ltd. Registered	153,546	11,266,703
Sika AG Bearer	157	336,145

		16,041,697

CHEMICALS – 5.97%
Givaudan SA Registered	6,028	6,005,625
Lonza Group AG Registered	46,943	3,969,788
Syngenta AG Registered	59,886	20,064,017

		30,039,430

COMMERCIAL SERVICES – 2.52%
Adecco SA Registered	82,584	5,557,727
SGS SA Registered	4,082	7,101,613

		12,659,340

COMPUTERS – 0.36%
Logitech International SA Registered[a,b]	96,555	1,835,631

		1,835,631

DIVERSIFIED FINANCIAL SERVICES – 7.31%
GAM Holding AGa	201,745	3,646,582
UBS AG Registered[a]	1,667,160	33,093,875

		36,740,457

ENGINEERING & CONSTRUCTION – 4.89%
ABB Ltd. Registered[a]	1,006,370	24,600,276

		24,600,276

FOOD – 22.08%
Aryzta AG	65,783	3,071,690
Lindt & Spruengli AG Participation Certificates	880	2,444,629
Lindt & Spruengli AG Registered	157	4,913,798
Nestle SA Registered	1,777,654	100,602,077

		111,032,194

HAND & MACHINE TOOLS – 1.12%
Schindler Holding AG Participation Certificates	33,207	3,740,678

Security	Shares	Value
Schindler Holding AG Registered	16,642	$1,887,209

		5,627,887

HEALTH CARE – PRODUCTS – 2.45%
Sonova Holding AG Registered	29,202	3,883,337
Straumann Holding AG Registered	8,177	2,008,509
Synthes Inc.	46,943	6,439,542

		12,331,388

INSURANCE – 9.42%
Baloise Holding AG Registered	41,448	4,477,249
Swiss Life Holding AG Registered[a]	25,120	4,151,307
Swiss Reinsurance Co. Registered	232,203	14,215,235
Zurich Financial Services AG Registered	84,466	24,509,635

		47,353,426

INVESTMENT COMPANIES – 0.93%
Pargesa Holding SA Bearer	50,623	4,667,697

		4,667,697

OIL & GAS – 2.29%
Transocean Ltd.[a]	140,358	11,522,207

		11,522,207

PHARMACEUTICALS – 22.92%
Actelion Ltd. Registered[a]	78,666	4,363,045
Novartis AG Registered	1,043,579	58,497,462
Roche Holding AG Genusschein	347,732	52,415,141

		115,275,648

RETAIL – 6.09%
Compagnie Financiere Richemont SA Class A Bearer Units	335,088	19,161,792
Swatch Group AG (The) Bearer	19,373	8,243,608
Swatch Group AG (The) Registered	41,683	3,237,950

		30,643,350

TELECOMMUNICATIONS – 1.13%
Swisscom AG Registered	12,874	5,681,763

		5,681,763

TRANSPORTATION – 0.87%
Kuehne & Nagel International AG Registered	32,661	4,389,003

		4,389,003

TOTAL COMMON STOCKS
(Cost: $449,937,303)		498,862,776

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.19%

MONEY MARKET FUNDS – 0.19%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	734,453	$734,453
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	105,547	105,547
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[c,d]	109,387	109,387

		949,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $949,387)		949,387

TOTAL INVESTMENTS IN SECURITIES – 99.38%
(Cost: $450,886,690)		499,812,163

Other Assets, Less Liabilities – 0.62%		3,108,360

NET ASSETS – 100.00%		$502,920,523

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.54%

AEROSPACE & DEFENSE – 1.64%
BAE Systems PLC	1,845,750	$9,873,949
Cobham PLC	625,500	2,294,183
Rolls-Royce Group PLC[a]	1,014,375	10,179,767

		22,347,899

AGRICULTURE – 4.49%
British American Tobacco PLC	1,086,000	43,488,257
Imperial Tobacco Group PLC	552,375	17,735,168

		61,223,425

APPAREL – 0.34%
Burberry Group PLC	235,125	4,585,346

		4,585,346

BANKS – 14.79%
Barclays PLC	6,292,875	32,737,808
HSBC Holdings PLC	9,616,500	106,047,604
Lloyds Banking Group PLC[a]	22,246,125	22,419,190
Royal Bank of Scotland Group PLC[a]	9,409,875	6,911,812
Standard Chartered PLC	1,275,375	33,750,451

		201,866,865

BEVERAGES – 3.22%
Diageo PLC	1,358,250	26,554,511
SABMiller PLC	517,875	17,457,161

		44,011,672

COMMERCIAL SERVICES – 1.93%
Aggreko PLC	141,375	3,327,325
Babcock International Group PLC	196,125	1,789,575
Bunzl PLC	178,125	2,201,875
Capita Group PLC	331,125	3,907,361
Experian PLC	551,250	6,993,544
G4S PLC	759,750	3,262,336
Intertek Group PLC	87,000	2,552,760
Serco Group PLC	267,750	2,371,273

		26,406,049

DISTRIBUTION & WHOLESALE – 0.39%
Wolseley PLC[a]	154,500	5,380,211

		5,380,211

DIVERSIFIED FINANCIAL SERVICES – 0.55%
ICAP PLC	303,375	2,568,353
Investec PLC	263,625	2,026,443

Security	Shares	Value
London Stock Exchange
Group PLC	79,500	$1,163,761
Schroders PLC	61,875	1,802,457

		7,561,014

ELECTRIC – 2.38%
International Power PLC	841,197	4,573,916
National Grid PLC	1,904,625	17,688,855
Scottish & Southern Energy PLC	505,125	10,179,450

		32,442,221

ENGINEERING & CONSTRUCTION – 0.15%
Balfour Beatty PLC	371,625	2,112,546

		2,112,546

FOOD – 4.53%
Associated British Foods PLC	192,375	3,024,159
J Sainsbury PLC	655,875	4,053,767
Tesco PLC	4,365,000	28,696,881
Unilever PLC	699,750	20,759,738
Wm Morrison Supermarkets PLC	1,170,000	5,267,519

		61,802,064

FOOD SERVICE – 0.68%
Compass Group PLC	1,031,250	9,284,013

		9,284,013

GAS – 1.13%
Centrica PLC	2,794,500	15,458,412

		15,458,412

HEALTH CARE – PRODUCTS – 0.41%
Smith & Nephew PLC	481,125	5,567,843

		5,567,843

HOUSEHOLD PRODUCTS & WARES – 1.26%
Reckitt Benckiser Group PLC	334,125	17,227,504

		17,227,504

INSURANCE – 3.83%
Admiral Group PLC	108,750	2,987,535
Aviva PLC	1,535,625	11,649,247
Legal & General Group PLC	3,176,625	6,138,136
Old Mutual PLC	2,944,125	6,297,036
Prudential PLC	1,384,875	16,026,534
RSA Insurance Group PLC	1,868,250	4,260,270
Standard Life PLC	1,248,000	4,849,365

		52,208,123

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2011

Security	Shares	Value

INVESTMENT COMPANIES – 0.60%
Man Group PLC	968,706	$4,526,700
Resolution Ltd.	791,250	3,721,913

		8,248,613

LEISURE TIME – 0.52%
Carnival PLC	100,125	4,484,981
Thomas Cook Group PLC	459,750	1,414,058
TUI Travel PLC	298,875	1,178,842

		7,077,881

LODGING – 0.26%
InterContinental Hotels Group PLC	157,125	3,496,113

		3,496,113

MACHINERY – 0.24%
Weir Group PLC (The)	117,375	3,272,205

		3,272,205

MANUFACTURING – 0.52%
Invensys PLC	438,000	2,531,895
Smiths Group PLC	212,250	4,615,654

		7,147,549

MEDIA – 2.47%
British Sky Broadcasting Group PLC	623,625	7,982,747
ITV PLC[a]	2,004,750	2,843,354
Pearson PLC	439,875	7,512,296
Reed Elsevier PLC	658,500	5,885,422
WPP PLC	687,750	9,469,165

		33,692,984

METAL FABRICATE & HARDWARE – 0.26%
Johnson Matthey PLC	115,875	3,496,132

		3,496,132

MINING – 13.84%
Anglo American PLC	717,000	38,875,299
Antofagasta PLC	213,375	4,883,057
BHP Billiton PLC	1,198,500	47,437,689
Eurasian Natural Resources Corp.	140,625	2,206,068
Fresnillo PLC	96,750	2,508,380
Kazakhmys PLC	117,000	2,747,940
Lonmin PLC	88,125	2,631,637
Randgold Resources Ltd.[a]	49,125	3,983,106
Rio Tinto PLC	788,625	55,277,903
Vedanta Resources PLC	64,875	2,541,957

Security	Shares	Value
Xstrata PLC	1,127,625	$25,768,857

		188,861,893

OIL & GAS – 19.61%
BG Group PLC	1,842,000	44,835,341
BP PLC	10,209,375	82,147,660
Cairn Energy PLC[a]	757,125	5,259,583
Essar Energy PLC[a]	177,375	1,491,548
Royal Dutch Shell PLC Class A	1,948,649	70,093,008
Royal Dutch Shell PLC Class B	1,466,625	52,444,468
Tullow Oil PLC	484,500	11,316,245

		267,587,853

OIL & GAS SERVICES – 0.48%
AMEC PLC	178,875	3,386,544
Petrofac Ltd.	141,375	3,203,155

		6,589,699

PACKAGING & CONTAINERS – 0.21%
Rexam PLC	478,875	2,842,950

		2,842,950

PHARMACEUTICALS – 7.36%
AstraZeneca PLC	769,125	37,479,421
GlaxoSmithKline PLC	2,825,250	54,270,136
Shire PLC	307,875	8,718,210

		100,467,767

REAL ESTATE – 0.86%
British Land Co. PLC	480,375	4,559,061
Capital Shopping Centres Group PLC	307,500	1,977,088
Land Securities Group PLC	414,750	5,170,740

		11,706,889

REAL ESTATE INVESTMENT TRUSTS – 0.37%
Hammerson PLC	387,000	2,933,892
SEGRO PLC	400,500	2,097,551

		5,031,443

RETAIL – 1.30%
Home Retail Group PLC	451,875	1,620,620
Kingfisher PLC	1,279,125	5,292,785
Marks & Spencer Group PLC	857,250	4,829,915
Next PLC	100,125	3,217,982
Whitbread PLC	95,250	2,760,748

		17,722,050

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2011

Security	Shares	Value

SEMICONDUCTORS – 0.52%
ARM Holdings PLC	714,000	$7,165,352

		7,165,352

SOFTWARE – 0.47%
Autonomy Corp. PLC[a]	117,750	3,146,680
Sage Group PLC (The)	709,500	3,280,828

		6,427,508

TELECOMMUNICATIONS – 7.13%
BT Group PLC	4,237,500	12,557,761
Cable & Wireless Worldwide PLC	1,412,250	1,650,412
Inmarsat PLC	238,125	2,594,980
Vodafone Group PLC	28,383,375	80,466,582

		97,269,735

TRANSPORTATION – 0.11%
FirstGroup PLC	261,375	1,550,861

		1,550,861

VENTURE CAPITAL – 0.20%
3i Group PLC	527,625	2,680,103

		2,680,103

WATER – 0.49%
Severn Trent PLC	128,250	3,101,862
United Utilities Group PLC	367,875	3,542,225

		6,644,087

TOTAL COMMON STOCKS
(Cost: $1,367,718,534)		1,358,464,874

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[b,c]	868,196	868,196

		868,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $868,196)		868,196

Value

TOTAL INVESTMENTS IN SECURITIES – 99.60%
(Cost: $1,368,586,730)	$1,359,333,070

Other Assets, Less Liabilities – 0.40%	5,429,015

NET ASSETS – 100.00%	$1,364,762,085

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2011

	iShares MSCI Austria Investable Market Index Fund	iShares MSCI Belgium Investable Market Index Fund	iShares MSCI Emerging Markets Eastern Europe Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$243,968,096	$57,729,461	$27,320,875
Affiliated issuers (Note 2)	1,822,430	313,604	8,366

Total cost of investments	$245,790,526	$58,043,065	$27,329,241

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$205,882,852	$40,859,666	$32,253,714
Affiliated issuers (Note 2)	1,822,430	313,604	8,366

Total fair value of investments	207,705,282	41,173,270	32,262,080
Foreign currencies, at value[b]	240,456	21,708	15,532
Receivables:
Investment securities sold	2,458,652	278,198	332,427
Dividends and interest	636,845	729,978	827

Total Assets	211,041,235	42,203,154	32,610,866

LIABILITIES
Payables:
Investment securities purchased	2,480,663	–	333,123
Collateral for securities on loan (Note 5)	1,819,750	310,243	–
Investment advisory fees (Note 2)	84,645	16,560	16,306

Total Liabilities	4,385,058	326,803	349,429

NET ASSETS	$206,656,177	$41,876,351	$32,261,437

Net assets consist of:
Paid-in capital	$295,714,091	$96,180,654	$27,569,517
Distributions in excess of net investment income or accumulated net investment loss	(619,593)	(210,499)	(2,725)
Accumulated net realized loss	(50,385,348)	(37,141,446)	(238,609)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(38,052,973)	(16,952,358)	4,933,254

NET ASSETS	$206,656,177	$41,876,351	$32,261,437

Shares outstanding[c]	9,100,000	3,040,000	950,000

Net asset value per share	$22.71	$13.78	$33.96

[a]	Securities on loan with values of $1,698,504, $244,955 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $238,410, $21,239 and $15,220, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million and 200 million, respectively.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2011

	iShares MSCI EMU Index Fund	iShares MSCI France Index Fund	iShares MSCI Germany Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,041,169,108	$378,669,681	$2,419,949,403
Affiliated issuers (Note 2)	4,178,794	366,422	1,023,327

Total cost of investments	$1,045,347,902	$379,036,103	$2,420,972,730

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$815,446,815	$316,406,971	$2,642,943,772
Affiliated issuers (Note 2)	4,178,794	366,422	1,023,327

Total fair value of investments	819,625,609	316,773,393	2,643,967,099
Foreign currencies, at value[b]	575,465	243,863	3,187,234
Receivables:
Investment securities sold	1,192,171	638,994	23,260,408
Dividends and interest	516,435	38,236	2,320,748
Capital shares sold	321,164	–	–

Total Assets	822,230,844	317,694,486	2,672,735,489

LIABILITIES
Payables:
Investment securities purchased	1,013,237	495,452	23,545,910
Collateral for securities on loan (Note 5)	3,994,629	328,532	–
Investment advisory fees (Note 2)	300,603	120,910	966,858

Total Liabilities	5,308,469	944,894	24,512,768

NET ASSETS	$816,922,375	$316,749,592	$2,648,222,721

Net assets consist of:
Paid-in capital	$1,187,279,675	$396,692,651	$2,545,920,544
Undistributed (distributions in excess of) net investment income	(942,750)	(335,514)	1,479,531
Accumulated net realized loss	(143,681,437)	(17,349,638)	(122,331,323)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(225,733,113)	(62,257,907)	223,153,969

NET ASSETS	$816,922,375	$316,749,592	$2,648,222,721

Shares outstanding[c]	21,200,000	11,800,000	102,000,000

Net asset value per share	$38.53	$26.84	$25.96

[a]	Securities on loan with values of $3,805,595, $313,978 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $565,567, $239,541 and $3,158,404, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 340.2 million and 382.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2011

	iShares MSCI Italy Index Fund	iShares MSCI Netherlands Investable Market Index Fund	iShares MSCI Spain Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$185,081,445	$208,196,937	$374,665,904
Affiliated issuers (Note 2)	5,108,687	766,825	10,957,109

Total cost of investments	$190,190,132	$208,963,762	$385,623,013

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$147,363,738	$194,614,122	$299,986,558
Affiliated issuers (Note 2)	5,108,687	766,825	10,957,109

Total fair value of investments	152,472,425	195,380,947	310,943,667
Foreign currencies, at value[b]	92,859	1,430,918	109,674
Receivables:
Investment securities sold	–	802,904	4,070,929
Due from custodian (Note 4)	–	1,852,621	–
Dividends and interest	29,395	291,278	45,461
Capital shares sold	–	20,242	–

Total Assets	152,594,679	199,778,910	315,169,731

LIABILITIES
Payables:
Investment securities purchased	–	2,690,071	4,032,095
Collateral for securities on loan (Note 5)	4,988,500	685,893	10,697,852
Investment advisory fees (Note 2)	53,546	71,881	106,861

Total Liabilities	5,042,046	3,447,845	14,836,808

NET ASSETS	$147,552,633	$196,331,065	$300,332,923

Net assets consist of:
Paid-in capital	$223,638,481	$244,832,110	$404,087,961
Undistributed (distributions in excess of) net investment income	(93,110)	122,952	563,386
Accumulated net realized loss	(38,276,597)	(35,044,966)	(29,642,159)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(37,716,141)	(13,579,031)	(74,676,265)

NET ASSETS	$147,552,633	$196,331,065	$300,332,923

Shares outstanding[c]	7,950,000	8,750,000	7,125,000

Net asset value per share	$18.56	$22.44	$42.15

[a]	Securities on loan with values of $4,744,592, $651,396 and $10,175,562, respectively. See Note 5.
[b]	Cost of foreign currencies: $91,292, $1,429,238 and $106,953, respectively.
[c]	$0.001 par value, number of shares authorized: 63.6 million, 255 million and 127.8 million, respectively.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2011

	iShares MSCI Sweden Index Fund	iShares MSCI Switzerland Index Fund	iShares MSCI United Kingdom Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$635,640,461	$449,937,303	$1,367,718,534
Affiliated issuers (Note 2)	2,929,901	949,387	868,196

Total cost of investments	$638,570,362	$450,886,690	$1,368,586,730

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$677,926,955	$498,862,776	$1,358,464,874
Affiliated issuers (Note 2)	2,929,901	949,387	868,196

Total fair value of investments	680,856,856	499,812,163	1,359,333,070
Foreign currencies, at value[b]	53,061	536,367	2,918,441
Receivables:
Investment securities sold	11,628,413	4,368,444	1,589,675
Dividends and interest	376	3,746,395	5,008,080
Capital shares sold	–	1,089,102	111,846

Total Assets	692,538,706	509,552,471	1,368,961,112

LIABILITIES
Payables:
Investment securities purchased	11,436,508	5,603,453	3,691,007
Collateral for securities on loan (Note 5)	2,510,923	840,000	–
Investment advisory fees (Note 2)	239,728	188,495	508,020

Total Liabilities	14,187,159	6,631,948	4,199,027

NET ASSETS	$678,351,547	$502,920,523	$1,364,762,085

Net assets consist of:
Paid-in capital	$674,152,894	$494,770,161	$1,499,271,667
Undistributed net investment income (accumulated net investment loss)	(836,702)	894,994	5,416,464
Accumulated net realized loss	(37,251,670)	(41,951,852)	(130,718,624)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	42,287,025	49,207,220	(9,207,422)

NET ASSETS	$678,351,547	$502,920,523	$1,364,762,085

Shares outstanding[c]	21,150,000	19,625,000	75,000,000

Net asset value per share	$32.07	$25.63	$18.20

[a]	Securities on loan with values of $2,388,921, $798,687 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $52,530, $514,109 and $2,892,843, respectively.
[c]	$0.001 par value, number of shares authorized: 63.6 million, 318.625 million and 934.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI Austria Investable Market Index Fund	iShares MSCI Belgium Investable Market Index Fund	iShares MSCI Emerging Markets Eastern Europe Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$560	$206,059	$71,858
Interest from unaffiliated issuers	15,319	–	–
Interest from affiliated issuers (Note 2)	42	19	24
Securities lending income from affiliated issuers (Note 2)	10,557	6,273	–

Total investment income	26,478	212,351	71,882

EXPENSES
Investment advisory fees (Note 2)	398,537	145,432	67,726

Total expenses	398,537	145,432	67,726
Less investment advisory fees waived (Note 2)	–	–	(462)

Net expenses	398,537	145,432	67,264

Net investment income (loss)	(372,059)	66,919	4,618

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,819,445)	(5,626,726)	(27,635)
In-kind redemptions	5,904,383	3,720,808	–
Foreign currency transactions	(69,346)	9,560	(2,128)

Net realized gain (loss)	2,015,592	(1,896,358)	(29,763)

Net change in unrealized appreciation/depreciation on:
Investments	35,926,464	11,351,862	5,192,845
Translation of assets and liabilities in foreign currencies	198,232	62,889	417

Net change in unrealized appreciation/depreciation	36,124,696	11,414,751	5,193,262

Net realized and unrealized gain	38,140,288	9,518,393	5,163,499

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,768,229	$9,585,312	$5,168,117

[a]	Net of foreign withholding tax of $49,997, $43,665 and $15,339, respectively.

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI EMU Index Fund	iShares MSCI France Index Fund	iShares MSCI Germany Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$6,489,673	$2,181,136	$6,346,612
Interest from affiliated issuers (Note 2)	275	75	248
Securities lending income from affiliated issuers (Note 2)	77,891	5,871	37,872

Total investment income	6,567,839	2,187,082	6,384,732

EXPENSES
Investment advisory fees (Note 2)	2,113,389	750,466	4,905,201

Total expenses	2,113,389	750,466	4,905,201

Net investment income	4,454,450	1,436,616	1,479,531

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(17,720,858)	(1,458,070)	(58,960,769)
In-kind redemptions	13,906,763	5,187,606	59,624,479
Foreign currency transactions	46,868	44,681	555,852

Net realized gain (loss)	(3,767,227)	3,774,217	1,219,562

Net change in unrealized appreciation/depreciation on:
Investments	182,885,094	63,803,470	499,334,115
Translation of assets and liabilities in foreign currencies	66,562	4,215	139,629

Net change in unrealized appreciation/depreciation	182,951,656	63,807,685	499,473,744

Net realized and unrealized gain	179,184,429	67,581,902	500,693,306

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$183,638,879	$69,018,518	$502,172,837

[a]	Net of foreign withholding tax of $847,384, $262,055 and $1,049,763, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI Italy Index Fund	iShares MSCI Netherlands Investable Market Index Fund	iShares MSCI Spain Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$746,162	$615,280	$3,671,099
Interest from affiliated issuers (Note 2)	31	31	135
Securities lending income from affiliated issuers (Note 2)	33,421	11,313	107,953

	779,614	626,624	3,779,187
Less: Other foreign taxes (Note 1)	(914)	–	–

Total investment income	778,700	626,624	3,779,187

EXPENSES
Investment advisory fees (Note 2)	248,352	444,060	481,971

Total expenses	248,352	444,060	481,971

Net investment income	530,348	182,564	3,297,216

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(5,739,277)	275,595	(7,068,528)
In-kind redemptions	5,136,078	4,402,079	10,033,358
Foreign currency transactions	42,593	4,730	(341)

Net realized gain (loss)	(560,606)	4,682,404	2,964,489

Net change in unrealized appreciation/depreciation on:
Investments	21,624,689	32,818,093	25,885,174
Translation of assets and liabilities in foreign currencies	3,273	13,692	6,080

Net change in unrealized appreciation/depreciation	21,627,962	32,831,785	25,891,254

Net realized and unrealized gain	21,067,356	37,514,189	28,855,743

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,597,704	$37,696,753	$32,152,959

[a]	Net of foreign withholding tax of $126,892, $108,579 and $393,080, respectively.

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI Sweden Index Fund	iShares MSCI Switzerland Index Fund	iShares MSCI United Kingdom Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$193,195	$2,071,600	$14,186,640
Interest from affiliated issuers (Note 2)	60	79	429
Securities lending income from affiliated issuers (Note 2)	4,866	1,716	5,047

Total investment income	198,121	2,073,395	14,192,116

EXPENSES
Investment advisory fees (Note 2)	1,031,995	1,178,401	2,841,961

Total expenses	1,031,995	1,178,401	2,841,961

Net investment income (loss)	(833,874)	894,994	11,350,155

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,798,147)	(1,877,720)	(8,608,321)
In-kind redemptions	1,549,504	3,481,975	13,729,893
Foreign currency transactions	77,163	280,561	121,710

Net realized gain (loss)	(2,171,480)	1,884,816	5,243,282

Net change in unrealized appreciation/depreciation on:
Investments	93,764,775	72,470,295	194,020,897
Translation of assets and liabilities in foreign currencies	(3,806)	61,345	206,589

Net change in unrealized appreciation/depreciation	93,760,969	72,531,640	194,227,486

Net realized and unrealized gain	91,589,489	74,416,456	199,470,768

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,755,615	$75,311,450	$210,820,923

[a]	Net of foreign withholding tax of $–, $522,112 and $243,855, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Investable Market Index Fund		iShares MSCI Belgium Investable Market Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(372,059)	$3,373,743	$66,919	$1,126,180
Net realized gain (loss)	2,015,592	(8,201,889)	(1,896,358)	(10,076,096)
Net change in unrealized appreciation/depreciation	36,124,696	(14,419,288)	11,414,751	14,374,647

Net increase (decrease) in net assets resulting from operations	37,768,229	(19,247,434)	9,585,312	5,424,731

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(444,755)	(5,965,890)	(353,203)	(1,145,981)

Total distributions to shareholders	(444,755)	(5,965,890)	(353,203)	(1,145,981)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	123,107,555	154,605,120	13,428,990	122,747,250
Cost of shares redeemed	(64,294,513)	(178,538,062)	(39,680,925)	(121,172,070)

Net increase (decrease) in net assets from capital share transactions	58,813,042	(23,932,942)	(26,251,935)	1,575,180

INCREASE (DECREASE) IN NET ASSETS	96,136,516	(49,146,266)	(17,019,826)	5,853,930

NET ASSETS
Beginning of period	110,519,661	159,665,927	58,896,177	53,042,247

End of period	$206,656,177	$110,519,661	$41,876,351	$58,896,177

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(619,593)	$197,221	$(210,499)	$75,785

SHARES ISSUED AND REDEEMED
Shares sold	5,700,000	7,600,000	1,000,000	10,160,000
Shares redeemed	(3,000,000)	(9,100,000)	(2,960,000)	(9,560,000)

Net increase (decrease) in shares outstanding	2,700,000	(1,500,000)	(1,960,000)	600,000

See notes to financial statements.

58	2011 iShares SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Eastern Europe Index Fund		iShares MSCI EMU Index Fund
	Six months ended February 28, 2011 (Unaudited)	Period from September 30, 2009[a] to August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,618	$103,151	$4,454,450	$19,143,111
Net realized loss	(29,763)	(203,443)	(3,767,227)	(15,434,929)
Net change in unrealized appreciation/depreciation	5,193,262	(260,008)	182,951,656	(93,999,959)

Net increase (decrease) in net assets resulting from operations	5,168,117	(360,300)	183,638,879	(90,291,777)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,705)	(64,350)	(5,993,392)	(21,378,328)
From net realized gain	–	(4,842)	–	–

Total distributions to shareholders	(46,705)	(69,192)	(5,993,392)	(21,378,328)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,308,425	13,261,092	61,290,656	616,111,927
Cost of shares redeemed	–	–	(245,985,805)	(421,739,675)

Net increase (decrease) in net assets from capital share transactions	14,308,425	13,261,092	(184,695,149)	194,372,252

INCREASE (DECREASE) IN NET ASSETS	19,429,837	12,831,600	(7,049,662)	82,702,147

NET ASSETS
Beginning of period	12,831,600	–	823,972,037	741,269,890

End of period	$32,261,437	$12,831,600	$816,922,375	$823,972,037

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,725)	$39,362	$(942,750)	$596,192

SHARES ISSUED AND REDEEMED
Shares sold	450,000	500,000	1,600,000	18,100,000
Shares redeemed	–	–	(7,200,000)	(12,100,000)

Net increase (decrease) in shares outstanding	450,000	500,000	(5,600,000)	6,000,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,436,616	$7,946,760	$1,479,531	$18,436,764
Net realized gain (loss)	3,774,217	(8,608,895)	1,219,562	2,496,753
Net change in unrealized appreciation/depreciation	63,807,685	(40,527,838)	499,473,744	(95,695,088)

Net increase (decrease) in net assets resulting from operations	69,018,518	(41,189,973)	502,172,837	(74,761,571)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,118,525)	(8,068,942)	–	(20,484,235)

Total distributions to shareholders	(2,118,525)	(8,068,942)	–	(20,484,235)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,559,334	358,661,968	961,655,313	1,389,774,707
Cost of shares redeemed	(45,416,169)	(254,208,011)	(303,486,431)	(426,285,646)

Net increase in net assets from capital share transactions	10,143,165	104,453,957	658,168,882	963,489,061

INCREASE IN NET ASSETS	77,043,158	55,195,042	1,160,341,719	868,243,255

NET ASSETS
Beginning of period	239,706,434	184,511,392	1,487,881,002	619,637,747

End of period	$316,749,592	$239,706,434	$2,648,222,721	$1,487,881,002

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(335,514)	$346,395	$1,479,531	$–

SHARES ISSUED AND REDEEMED
Shares sold	2,200,000	15,000,000	38,700,000	67,200,000
Shares redeemed	(1,800,000)	(11,200,000)	(13,200,000)	(20,400,000)

Net increase in shares outstanding	400,000	3,800,000	25,500,000	46,800,000

See notes to financial statements.

60	2011 iShares SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Index Fund		iShares MSCI Netherlands Investable Market Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$530,348	$2,526,028	$182,564	$2,594,922
Net realized gain (loss)	(560,606)	(7,791,468)	4,682,404	(4,073,218)
Net change in unrealized appreciation/depreciation	21,627,962	(14,934,273)	32,831,785	(4,949,050)

Net increase (decrease) in net assets resulting from operations	21,597,704	(20,199,713)	37,696,753	(6,427,346)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(623,006)	(3,028,440)	(455,768)	(2,418,715)
Return of capital	–	(96,798)	–	–

Total distributions to shareholders	(623,006)	(3,125,238)	(455,768)	(2,418,715)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	130,713,951	87,900,548	39,995,889	94,430,557
Cost of shares redeemed	(80,636,068)	(113,791,470)	(28,516,316)	(21,325,132)

Net increase (decrease) in net assets from capital share transactions	50,077,883	(25,890,922)	11,479,573	73,105,425

INCREASE (DECREASE) IN NET ASSETS	71,052,581	(49,215,873)	48,720,558	64,259,364

NET ASSETS
Beginning of period	76,500,052	125,715,925	147,610,507	83,351,143

End of period	$147,552,633	$76,500,052	$196,331,065	$147,610,507

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(93,110)	$(452)	$122,952	$396,156

SHARES ISSUED AND REDEEMED
Shares sold	7,650,000	5,250,000	1,850,000	4,850,000
Shares redeemed	(4,800,000)	(6,750,000)	(1,350,000)	(1,100,000)

Net increase (decrease) in shares outstanding	2,850,000	(1,500,000)	500,000	3,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$3,297,216	$9,022,079	$(833,874)	$4,069,874
Net realized gain (loss)	2,964,489	(34,736,468)	(2,171,480)	(2,661,078)
Net change in unrealized appreciation/depreciation	25,891,254	(22,172,420)	93,760,969	9,087,749

Net increase (decrease) in net assets resulting from operations	32,152,959	(47,886,809)	90,755,615	10,496,545

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,998,596)	(11,300,415)	–	(4,773,557)

Total distributions to shareholders	(3,998,596)	(11,300,415)	–	(4,773,557)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	288,878,311	185,418,132	344,762,664	136,592,737
Cost of shares redeemed	(211,061,273)	(210,603,819)	(6,657,920)	(83,157,268)

Net increase (decrease) in net assets from capital share transactions	77,817,038	(25,185,687)	338,104,744	53,435,469

INCREASE (DECREASE) IN NET ASSETS	105,971,401	(84,372,911)	428,860,359	59,158,457

NET ASSETS
Beginning of period	194,361,522	278,734,433	249,491,188	190,332,731

End of period	$300,332,923	$194,361,522	$678,351,547	$249,491,188

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$563,386	$1,264,766	$(836,702)	$(2,828)

SHARES ISSUED AND REDEEMED
Shares sold	7,050,000	4,800,000	11,175,000	5,400,000
Shares redeemed	(5,175,000)	(5,400,000)	(225,000)	(3,525,000)

Net increase (decrease) in shares outstanding	1,875,000	(600,000)	10,950,000	1,875,000

See notes to financial statements.

62	2011 iShares SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$894,994	$6,014,037	$11,350,155	$27,740,950
Net realized gain (loss)	1,884,816	(3,149,216)	5,243,282	3,681,580
Net change in unrealized appreciation/depreciation	72,531,640	13,666,076	194,227,486	(20,637,671)

Net increase in net assets resulting from operations	75,311,450	16,530,897	210,820,923	10,784,859

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(6,459,032)	(11,118,254)	(27,007,036)

Total distributions to shareholders	–	(6,459,032)	(11,118,254)	(27,007,036)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,692,540	150,874,722	292,537,039	352,106,687
Cost of shares redeemed	(14,838,077)	(27,046,917)	(57,889,272)	(144,597,222)

Net increase in net assets from capital share transactions	21,854,463	123,827,805	234,647,767	207,509,465

INCREASE IN NET ASSETS	97,165,913	133,899,670	434,350,436	191,287,288

NET ASSETS
Beginning of period	405,754,610	271,854,940	930,411,649	739,124,361

End of period	$502,920,523	$405,754,610	$1,364,762,085	$930,411,649

Undistributed net investment income included in net assets at end of period	$894,994	$–	$5,416,464	$5,184,563

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	6,875,000	16,600,000	22,200,000
Shares redeemed	(625,000)	(1,250,000)	(3,600,000)	(9,400,000)

Net increase in shares outstanding	875,000	5,625,000	13,000,000	12,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$17.27	$20.21	$29.78	$37.28	$31.08	$26.62

Income from investment operations:
Net investment income (loss)[a]	(0.05)	0.43	0.51	0.56	0.51	0.44
Net realized and unrealized gain (loss)[b]	5.57	(2.62)	(9.36)	(6.98)	6.42	4.31

Total from investment operations	5.52	(2.19)	(8.85)	(6.42)	6.93	4.75

Less distributions from:
Net investment income	(0.08)	(0.75)	(0.72)	(1.08)	(0.73)	(0.29)

Total distributions	(0.08)	(0.75)	(0.72)	(1.08)	(0.73)	(0.29)

Net asset value, end of period	$22.71	$17.27	$20.21	$29.78	$37.28	$31.08

Total return	32.00%[c]	(11.07)%	(28.52)%	(17.64)%	22.35%	18.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$206,656	$110,520	$159,666	$193,602	$473,514	$391,637
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.55%	0.52%	0.51%	0.54%
Ratio of net investment income (loss) to average net assets[d]	(0.49)%	2.20%	3.25%	1.57%	1.36%	1.48%
Portfolio turnover rate[e]	3%	11%	26%	26%	21%	32%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$11.78	$12.06	$17.64	$25.89	$22.83	$18.94

Income from investment operations:
Net investment income[a]	0.02	0.19	0.22	0.78	0.76	0.75
Net realized and unrealized gain (loss)[b]	2.07	(0.27)	(5.46)	(7.27)	2.74	3.95

Total from investment operations	2.09	(0.08)	(5.24)	(6.49)	3.50	4.70

Less distributions from:
Net investment income	(0.09)	(0.20)	(0.34)	(1.76)	(0.44)	(0.81)

Total distributions	(0.09)	(0.20)	(0.34)	(1.76)	(0.44)	(0.81)

Net asset value, end of period	$13.78	$11.78	$12.06	$17.64	$25.89	$22.83

Total return	17.81%[c]	(0.60)%	(29.15)%	(26.21)%	15.36%	25.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,876	$58,896	$53,042	$119,955	$303,483	$152,484
Ratio of expenses to average net assets[d]	0.53%	0.54%	0.56%	0.52%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	0.24%	1.55%	2.23%	3.32%	2.90%	3.60%
Portfolio turnover rate[e]	1%	17%	33%	31%	12%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Eastern Europe Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Period from Sep 30, 2009[a] to Aug. 31, 2010
Net asset value, beginning of period	$25.66	$24.65

Income from investment operations:
Net investment income[b]	0.01	0.26
Net realized and unrealized gain[c]	8.37	0.89

Total from investment operations	8.38	1.15

Less distributions from:
Net investment income	(0.08)	(0.13)
Net realized gain	–	(0.01)

Total distributions	(0.08)	(0.14)

Net asset value, end of period	$33.96	$25.66

Total return	32.68%[d]	4.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,261	$12,832
Ratio of expenses to average net assets prior to waived fees[e]	0.67%	0.69%
Ratio of expenses to average net assets after waived fees[e]	0.67%	n/a
Ratio of net investment income to average net assets[e]	0.05%	1.05%
Portfolio turnover rate[f]	7%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]
Net asset value, beginning of period	$30.75	$35.64	$45.97	$57.15	$46.14	$37.49

Income from investment operations:
Net investment income[b]	0.20	0.80	0.93	1.71	1.40	1.37
Net realized and unrealized gain (loss)[c]	7.86	(4.76)	(9.97)	(9.59)	10.54	7.94

Total from investment operations	8.06	(3.96)	(9.04)	(7.88)	11.94	9.31

Less distributions from:
Net investment income	(0.28)	(0.93)	(1.29)	(3.30)	(0.93)	(0.66)

Total distributions	(0.28)	(0.93)	(1.29)	(3.30)	(0.93)	(0.66)

Net asset value, end of period	$38.53	$30.75	$35.64	$45.97	$57.15	$46.14

Total return	26.31%[d]	(11.19)%	(19.05)%	(14.52)%	26.10%	25.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$816,922	$823,972	$741,270	$1,291,808	$2,971,565	$1,794,921
Ratio of expenses to average net assets[e,f]	0.53%	0.54%	0.56%	0.52%	0.51%	0.54%
Ratio of net investment income to average net assets[e]	1.11%	2.29%	3.07%	3.06%	2.60%	3.23%
Portfolio turnover rate[g]	2%	5%	8%	27%	5%	8%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$21.03	$24.28	$30.70	$36.53	$31.16	$25.41

Income from investment operations:
Net investment income[a]	0.12	0.65	0.66	0.93	0.77	0.55
Net realized and unrealized gain (loss)[b]	5.87	(3.30)	(6.13)	(5.17)	5.06	5.52

Total from investment operations	5.99	(2.65)	(5.47)	(4.24)	5.83	6.07

Less distributions from:
Net investment income	(0.18)	(0.60)	(0.95)	(1.59)	(0.46)	(0.32)

Total distributions	(0.18)	(0.60)	(0.95)	(1.59)	(0.46)	(0.32)

Net asset value, end of period	$26.84	$21.03	$24.28	$30.70	$36.53	$31.16

Total return	28.56%[c]	(10.98)%	(17.11)%	(11.96)%	18.83%	24.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$316,750	$239,706	$184,511	$227,203	$445,696	$211,886
Ratio of expenses to average net assets[d,e]	0.53%	0.53%	0.55%	0.52%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	1.01%	2.71%	3.18%	2.60%	2.17%	1.95%
Portfolio turnover rate[f]	2%	6%	6%	10%	6%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$19.45	$20.86	$27.55	$32.18	$23.68	$19.08

Income from investment operations:
Net investment income[a]	0.02	0.38	0.58	0.88	0.68	0.57
Net realized and unrealized gain (loss)[b]	6.49	(1.49)	(6.65)	(3.84)	8.33	4.15

Total from investment operations	6.51	(1.11)	(6.07)	(2.96)	9.01	4.72

Less distributions from:
Net investment income	–	(0.30)	(0.62)	(1.67)	(0.51)	(0.12)

Total distributions	–	(0.30)	(0.62)	(1.67)	(0.51)	(0.12)

Net asset value, end of period	$25.96	$19.45	$20.86	$27.55	$32.18	$23.68

Total return	33.47%[c]	(5.35)%	(21.62)%	(9.81)%	38.47%	24.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,648,223	$1,487,881	$619,638	$669,452	$1,641,245	$802,795
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.55%	0.52%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	0.16%	1.80%	3.18%	2.72%	2.32%	2.62%
Portfolio turnover rate[e]	6%	5%	15%	11%	4%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$15.00	$19.05	$25.04	$33.82	$30.48	$25.77

Income from investment operations:
Net investment income[a]	0.10	0.39	0.47	1.53	1.35	1.07
Net realized and unrealized gain (loss)[b]	3.56	(3.99)	(5.82)	(7.71)	2.66	4.15

Total from investment operations	3.66	(3.60)	(5.35)	(6.18)	4.01	5.22

Less distributions from:
Net investment income	(0.10)	(0.44)	(0.64)	(2.60)	(0.67)	(0.51)
Return of capital	–	(0.01)	–	–	–	–

Total distributions	(0.10)	(0.45)	(0.64)	(2.60)	(0.67)	(0.51)

Net asset value, end of period	$18.56	$15.00	$19.05	$25.04	$33.82	$30.48

Total return	24.46%[c]	(19.11)%	(20.78)%	(19.43)%	13.20%	20.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$147,553	$76,500	$125,716	$244,154	$172,495	$146,324
Ratio of expenses to average net assets[d,e]	0.52%	0.54%	0.55%	0.52%	0.52%	0.54%
Ratio of net investment income to average net assets[d]	1.12%	2.17%	2.85%	5.06%	4.02%	3.87%
Portfolio turnover rate[f]	6%	12%	18%	29%	16%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Investable Markets Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$17.89	$18.52	$24.38	$29.75	$24.17	$19.10

Income from investment operations:
Net investment income[a]	0.02	0.45	0.35	1.10	0.98	0.60
Net realized and unrealized gain (loss)[b]	4.58	(0.70)	(5.55)	(4.68)	5.05	4.95

Total from investment operations	4.60	(0.25)	(5.20)	(3.58)	6.03	5.55

Less distributions from:
Net investment income	(0.05)	(0.38)	(0.66)	(1.79)	(0.45)	(0.48)

Total distributions	(0.05)	(0.38)	(0.66)	(1.79)	(0.45)	(0.48)

Net asset value, end of period	$22.44	$17.89	$18.52	$24.38	$29.75	$24.17

Total return	25.77%[c]	(1.44)%	(20.59)%	(12.67)%	25.22%	29.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$196,331	$147,611	$83,351	$209,653	$251,354	$109,991
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.55%	0.52%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	0.22%	2.31%	2.24%	3.86%	3.50%	2.78%
Portfolio turnover rate[e]	1%	9%	15%	26%	8%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$37.02	$47.65	$50.41	$58.06	$44.81	$35.70

Income from investment operations:
Net investment income[a]	0.71	1.64	1.75	1.98	1.30	1.07
Net realized and unrealized gain (loss)[b]	5.53	(10.01)	(2.14)	(7.33)	12.33	8.78

Total from investment operations	6.24	(8.37)	(0.39)	(5.35)	13.63	9.85

Less distributions from:
Net investment income	(1.11)	(2.26)	(2.37)	(2.30)	(0.38)	(0.74)

Total distributions	(1.11)	(2.26)	(2.37)	(2.30)	(0.38)	(0.74)

Net asset value, end of period	$42.15	$37.02	$47.65	$50.41	$58.06	$44.81

Total return	17.26%[c]	(17.91)%	0.64%	(9.76)%	30.47%	28.09%

Ratios/Supplemental data:
Net assets, end of period (000s)	$300,333	$194,362	$278,734	$321,349	$522,556	$178,130
Ratio of expenses to average net assets[d]	0.53%	0.54%	0.56%	0.52%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	3.59%	3.72%	4.70%	3.28%	2.36%	2.67%
Portfolio turnover rate[e]	7%	9%	19%	22%	12%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$24.46	$22.86	$24.48	$34.57	$25.88	$21.58

Income from investment operations:
Net investment income (loss)[a]	(0.06)	0.48	0.40	0.91	1.15	0.76
Net realized and unrealized gain (loss)[b]	7.67	1.73	(1.56)	(8.63)	7.88	3.96

Total from investment operations	7.61	2.21	(1.16)	(7.72)	9.03	4.72

Less distributions from:
Net investment income	–	(0.61)	(0.46)	(2.37)	(0.34)	(0.42)

Total distributions	–	(0.61)	(0.46)	(2.37)	(0.34)	(0.42)

Net asset value, end of period	$32.07	$24.46	$22.86	$24.48	$34.57	$25.88

Total return	31.11%[c]	9.70%	(4.04)%	(23.16)%	35.01%	22.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$678,352	$249,491	$190,333	$227,654	$573,026	$151,427
Ratio of expenses to average net assets[d]	0.52%	0.53%	0.55%	0.51%	0.51%	0.54%
Ratio of net investment income (loss) to average net assets[d]	(0.42)%	1.97%	2.34%	2.91%	3.42%	3.13%
Portfolio turnover rate[e]	5%	10%	9%	17%	7%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$21.64	$20.71	$23.09	$25.78	$22.49	$17.63

Income from investment operations:
Net investment income[a]	0.05	0.39	0.25	0.49	0.36	0.27
Net realized and unrealized gain (loss)[b]	3.94	0.90	(2.30)	(2.51)	3.12	4.71

Total from investment operations	3.99	1.29	(2.05)	(2.02)	3.48	4.98

Less distributions from:
Net investment income	–	(0.36)	(0.33)	(0.67)	(0.19)	(0.12)

Total distributions	–	(0.36)	(0.33)	(0.67)	(0.19)	(0.12)

Net asset value, end of period	$25.63	$21.64	$20.71	$23.09	$25.78	$22.49

Total return	18.44%[c]	6.35%	(8.63)%	(7.97)%	15.53%	28.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$502,921	$405,755	$271,855	$366,525	$318,998	$188,319
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.56%	0.52%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	0.40%	1.80%	1.42%	1.93%	1.42%	1.34%
Portfolio turnover rate[e]	3%	7%	16%	11%	5%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$15.01	$15.02	$19.35	$24.73	$21.92	$18.74

Income from investment operations:
Net investment income[a]	0.18	0.46	0.50	0.83	0.84	0.97
Net realized and unrealized gain (loss)[b]	3.18	(0.03)	(4.26)	(4.89)	2.78	2.79

Total from investment operations	3.36	0.43	(3.76)	(4.06)	3.62	3.76

Less distributions from:
Net investment income	(0.17)	(0.44)	(0.57)	(1.32)	(0.81)	(0.58)

Total distributions	(0.17)	(0.44)	(0.57)	(1.32)	(0.81)	(0.58)

Net asset value, end of period	$18.20	$15.01	$15.02	$19.35	$24.73	$21.92

Total return	22.47%[c]	2.87%	(18.68)%	(17.16)%	16.77%	20.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,364,762	$930,412	$739,124	$882,502	$1,127,738	$872,409
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.55%	0.52%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	2.10%	2.98%	3.90%	3.64%	3.51%	4.81%
Portfolio turnover rate[e]	2%	7%	11%	14%	8%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Notes to Financial Statements (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI Emerging Markets Eastern Europe, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands Investable Market, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Austria Investable Market
Common Stocks	$205,882,125	$–	$262	$205,882,387
Rights	–		465	465
Short-Term Investments	1,822,430	–	–	1,822,430

	$207,704,555	$–	$727	$207,705,282

Belgium Investable Market
Common Stocks	$40,766,168	$–	$–	$40,766,168
Rights	93,498			93,498
Short-Term Investments	313,604	–	–	313,604

	$41,173,270	$–	$–	$41,173,270

Emerging Markets Eastern Europe
Common Stocks	$31,664,063	$–	$–	$31,664,063
Preferred Stocks	589,651			589,651
Short-Term Investments	8,366	–	–	8,366

	$32,262,080	$–	$–	$32,262,080

EMU
Common Stocks	$800,431,255	$–	$86	$800,431,341
Preferred Stocks	15,015,445	–	–	15,015,445
Rights	–	–	29	29
Short-Term Investments	4,178,794	–	–	4,178,794

	$819,625,494	$–	$115	$819,625,609

France
Common Stocks	$316,406,971	$–	$–	$316,406,971
Short-Term Investments	366,422	–	–	366,422

	$316,773,393	$–	$–	$316,773,393

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Germany
Common Stocks	$2,492,100,701	$–	$–	$2,492,100,701
Preferred Stocks	150,843,071			150,843,071
Short-Term Investments	1,023,327	–	–	1,023,327

	$2,643,967,099	$–	$–	$2,643,967,099

Italy
Common Stocks	$144,687,593	$–	$–	$144,687,593
Preferred Stocks	2,676,145	–	–	2,676,145
Short-Term Investments	5,108,687	–	–	5,108,687

	$152,472,425	$–	$–	$152,472,425

Netherlands Investable Market
Common Stocks	$194,614,122	$–	$–	$194,614,122
Short-Term Investments	766,825	–	–	766,825

	$195,380,947	$–	$–	$195,380,947

Spain
Common Stocks	$299,986,558	$–	$–	$299,986,558
Short-Term Investments	10,957,109	–	–	10,957,109

	$310,943,667	$–	$–	$310,943,667

Sweden
Common Stocks	$677,723,676	$–	$–	$677,723,676
Rights	–	–	203,279	203,279
Short-Term Investments	2,929,901	–	–	2,929,901

	$680,653,577	$–	$203,279	$680,856,856

Switzerland
Common Stocks	$498,862,776	$–	$–	$498,862,776
Short-Term Investments	949,387	–	–	949,387

	$499,812,163	$–	$–	$499,812,163

United Kingdom
Common Stocks	$1,358,464,874	$–	$–	$1,358,464,874
Short-Term Investments	868,196	–	–	868,196

	$1,359,333,070	$–	$–	$1,359,333,070

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2011, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2011.

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Certain Funds had tax basis net capital loss carryforwards as of August 31, 2010, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Austria Investable Market	$370,948	$855,364	$–	$–	$9,795,917	$2,587,916	$7,102,366	$16,657,011	$37,369,522
Belgium Investable Market	117,767	175,781	33,969	–	–	1,698,444	5,953,120	10,826,174	18,805,255
EMU	–	659,648	1,873,963	–	–	–	26,644,200	68,035,542	97,213,353
France	236,944	2,400,550	–	–	158,472	335,795	3,408,374	7,008,530	13,548,665
Germany	5,469,732	8,656,712	2,241,687	–	4,227,713	3,394,735	27,790,050	28,490,949	80,271,578
Italy	848,408	541,980	527,327	–	–	472,268	2,743,650	18,169,627	23,303,260
Netherlands Investable Market	1,497,810	2,481,175	129,137	403,525	260,715	1,195,162	5,819,153	22,256,170	34,042,847
Spain	–	995,671	–	–	–	–	5,946,927	15,120,672	22,063,270
Sweden	1,577,551	1,149,514	–	107,613	–	100,015	13,686,746	8,483,510	25,104,949
Switzerland	1,018,305	2,149,171	354,252	–	–	–	2,837,786	22,569,380	28,928,894
United Kingdom	6,448,554	4,272,059	1,517,783	7,063,063	–	261,754	16,140,312	23,559,917	59,263,442

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Austria Investable Market	$250,394,246	$3,011,096	$(45,700,060)	$(42,688,964)
Belgium Investable Market	59,392,792	2,267,755	(20,487,277)	(18,219,522)
Emerging Markets Eastern Europe	27,360,802	5,084,414	(183,136)	4,901,278
EMU	1,060,741,563	32,368,002	(273,483,956)	(241,115,954)
France	385,200,877	8,531,820	(76,959,304)	(68,427,484)
Germany	2,481,044,076	221,116,770	(58,193,747)	162,923,023
Italy	198,837,324	1,202,993	(47,567,892)	(46,364,899)
Netherlands Investable Market	212,380,396	7,698,821	(24,698,270)	(16,999,449)
Spain	391,149,356	1,457,301	(81,662,990)	(80,205,689)
Sweden	645,366,850	44,106,483	(8,616,477)	35,490,006
Switzerland	459,011,763	51,719,479	(10,919,079)	40,800,400
United Kingdom	1,427,711,840	112,555,151	(180,933,921)	(68,378,770)

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Management has reviewed the tax positions as of February 28, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Funds except for the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

Effective January 1, 2011, for its investment advisory services to the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

Prior to January 1, 2011, for its investment advisory services to the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BFA has voluntarily waived a portion of its investment advisory fees for the iShares MSCI Emerging Markets Eastern Europe Index Fund in the amount of $462.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended February 28, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria Investable Market	$5,054
Belgium Investable Market	3,199
EMU	41,561
France	3,154
Germany	19,100
Italy	17,975

iShares MSCI Index Fund	Securities Lending Agent Fees
Netherlands Investable Market	$6,037
Spain	56,947
Sweden	2,620
Switzerland	924
United Kingdom	2,679

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2011 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria Investable Market	$5,309,929	$5,144,579
Belgium Investable Market	497,997	2,126,945
Emerging Markets Eastern Europe	1,571,188	1,454,439
EMU	19,838,532	23,302,376
France	7,030,942	5,903,364
Germany	104,108,954	103,767,789
Italy	5,993,124	5,563,832
Netherlands Investable Market	2,063,083	3,379,152
Spain	13,337,829	13,343,756
Sweden	20,038,170	21,405,117
Switzerland	18,197,850	15,333,967
United Kingdom	23,008,320	20,885,165

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 28, 2011 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria Investable Market	$122,437,111	$63,976,279
Belgium Investable Market	13,178,844	38,391,446
Emerging Markets Eastern Europe	14,258,371	–
EMU	60,804,349	242,954,210
France	53,735,208	45,219,534
Germany	958,491,549	299,979,146
Italy	129,001,568	79,469,216
Netherlands Investable Market	39,876,036	28,492,712
Spain	287,313,016	210,284,966
Sweden	343,361,253	4,653,278
Switzerland	35,278,621	14,676,861
United Kingdom	290,466,161	57,510,376

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of February 28, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 28, 2011 and the value of the related collateral are

84	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	85

Notes:

86	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-82-0211

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2011

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See inside back cover for details.

iShares MSCI Brazil Index Fund  |  EWZ  |  NYSE Arca

iShares MSCI BRIC Index Fund  |  BKF  |  NYSE Arca

iShares MSCI Canada Index Fund  |  EWC  |  NYSE Arca

iShares MSCI Chile Investable Market Index Fund  |  ECH  |  NYSE Arca

iShares MSCI Israel Capped Investable Market Index Fund  |  EIS  |  NYSE Arca

iShares MSCI Mexico Investable Market Index Fund  |  EWW  |  NYSE Arca

iShares MSCI South Africa Index Fund  |   EZA  |  NYSE Arca

iShares MSCI Turkey Investable Market Index Fund  |  TUR  |  NYSE Arca

iShares MSCI USA Index Fund  |  EUSA  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.92%	12.77%	12.92%	15.70%	16.27%	16.54%	19.53%	19.60%	21.60%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.92%	12.77%	12.92%	107.32%	112.46%	114.93%	495.53%	498.77%	606.96%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil IndexSM (the “Index”). The Index consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 12.32%, while the total return for the Index was 12.87%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Basic Materials	24.30%

Energy	24.02

Financial	23.63

Consumer Non-Cyclical	11.56

Utilities	5.37

Communications	2.80

Diversified	2.77

Consumer Cyclical	2.74

Industrial	2.00

Technology	0.26

Short-Term and Other Net Assets	0.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Petroleo Brasileiro SA Preferred	11.58%

Vale SA Class A Preferred	9.60

Petroleo Brasileiro SA	9.39

Itau Unibanco Holding SA Preferred	8.19

Vale SA SP ADR	7.04

Banco Bradesco SA Preferred	4.75

Companhia de Bebidas das Americas Preferred	3.26

Itausa – Investimentos Itau SA Preferred	2.77

OGX Petroleo e Gas Participacoes SA	2.37

BM&F Bovespa SA	2.17

TOTAL	61.12%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRIC INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/11			Inception to 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.35%	14.40%	13.67%	(3.60)%	(3.35)%	(3.89)%	(11.40)%	(10.62)%	(12.27)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI BRIC Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance in Brazil, Russia, India and China (“BRIC”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 12.20%, while the total return for the Index was 11.83%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	27.84%

Energy	26.58

Basic Materials	11.97

Communications	7.92

Consumer Non-Cyclical	7.84

Industrial	4.37

Technology	4.28

Consumer Cyclical	4.19

Utilities	2.60

Diversified	2.19

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Gazprom OAO SP ADR (Russia)	4.34%

Petroleo Brasileiro SA Preferred (Brazil)	4.03

Vale SA Class A Preferred (Brazil)	3.37

China Mobile Ltd. (China)	3.14

Petroleo Brasileiro SA (Brazil)	3.12

Infosys Technologies Ltd. SP ADR (India)	2.83

Itau Unibanco Holding SA Preferred (Brazil)	2.79

Vale SA (Brazil)	2.55

Reliance Industries Ltd. SP GDR (India)	2.54

CNOOC Ltd. (China)	2.28

TOTAL	30.99%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.10%	32.13%	32.50%	9.28%	9.33%	9.55%	12.21%	12.39%	12.56%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.10%	32.13%	32.50%	55.88%	56.18%	57.81%	216.53%	221.51%	226.33%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada IndexSM (the “Index”). The Index consists of stocks traded primarily on the Toronto Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 29.90%, while the total return for the Index was 30.16%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	30.88%

Energy	27.35

Basic Materials	22.65

Industrial	5.34

Communications	4.17

Consumer Cyclical	2.77

Technology	2.75

Consumer Non-Cyclical	2.42

Utilities	1.05

Diversified	0.43

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Royal Bank of Canada	5.85%

Suncor Energy Inc.	5.16

Toronto-Dominion Bank (The)	5.14

Bank of Nova Scotia	4.67

Potash Corp. of Saskatchewan Inc.	3.86

Canadian Natural Resources Ltd.	3.85

Barrick Gold Corp.	3.66

Goldcorp Inc.	2.66

Bank of Montreal	2.54

Canadian National Railway Co.	2.37

TOTAL	39.76%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/11			Inception to 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.65%	24.29%	26.32%	12.60%	12.63%	13.02%	47.93%	48.04%	49.76%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Chile Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure broad based equity market performance in Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 3.29%, while the total return for the Index was 3.61%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Utilities	22.75%

Basic Materials	18.69

Consumer Non-Cyclical	13.96

Financial	12.38

Consumer Cyclical	12.35

Diversified	11.95

Industrial	4.18

Communications	2.80

Technology	1.02

Short-Term and Other Net Assets	(0.08)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Empresas Copec SA	11.95%

Cencosud SA	9.59

Empresa Nacional de Electricidad SA	8.69

Enersis SA	8.08

Empresas CMPC SA	7.79

Sociedad Quimica y Minera de Chile SA Series B	5.20

CAP SA	5.07

Banco Santander (Chile) SA	4.82

LAN Airlines SA	4.69

S.A.C.I. Falabella SA	4.61

TOTAL	70.49%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/11			Inception to 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.75%	5.31%	7.56%	6.85%	6.96%	7.80%	21.43%	21.79%	24.63%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Israel Capped Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Israel Capped Investable Market IndexSM (the “Index”). The Index is a custom, free float-adjusted market capitalization index designed to measure broad based equity market performance in Israel. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 16.52%, while the total return for the Index was 16.82%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	30.39%

Consumer Non-Cyclical	28.14

Communications	17.26

Basic Materials	13.24

Industrial	4.33

Technology	2.34

Energy	2.23

Diversified	1.03

Consumer Cyclical	0.86

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Teva Pharmaceutical Industries Ltd.	23.68%

Israel Chemicals Ltd.	10.65

Bank Leumi le-Israel	8.12

Bezeq The Israel Telecommunication Corp. Ltd.	6.63

Bank Hapoalim Ltd.	4.80

Israel Corp. Ltd. (The)	3.93

NICE Systems Ltd.	3.22

Partner Communications Co. Ltd.	2.56

Israel Discount Bank Ltd. Class A	2.38

Cellcom Israel Ltd.	2.22

TOTAL	68.19%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.14%	26.84%	26.95%	11.39%	11.48%	10.56%	17.56%	17.63%	17.37%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.14%	26.84%	26.95%	71.47%	72.20%	65.18%	404.29%	407.09%	396.04%

Index performance reflects the performance of the MSCI Mexico IndexSM through November 30, 2007 and the MSCI Mexico Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUNDS

The iShares MSCI Mexico Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Mexico Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Mexican Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 27.14%, while the total return for the Index was 26.44%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Communications	33.51%

Basic Materials	16.05

Consumer Cyclical	15.31

Consumer Non-Cyclical	13.37

Financial	8.90

Industrial	8.73

Diversified	4.07

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
America Movil SAB de CV Series L	23.98%

Wal-Mart de Mexico SAB de CV Series V	10.38

Grupo Mexico SAB de CV Series B	7.39

Fomento Economico Mexicano SAB de CV BD Units	6.27

Grupo Televisa SA CPO	4.77

Cemex SAB de CV CPO	4.36

Grupo Financiero Banorte SAB de CV Series O	3.95

Telefonos de Mexico SAB de CV Series L	3.60

Grupo Modelo SAB de CV Series C	2.83

Alfa SAB de CV Series A	2.53

TOTAL	70.06%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.97%	32.78%	32.83%	8.79%	8.74%	9.82%	20.41%	20.38%	21.72%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.97%	32.78%	32.83%	52.36%	52.03%	59.76%	347.88%	346.77%	388.82%

Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI South Africa IndexSM (the “Index”). The Index consists of stocks traded primarily on the Johannesburg Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 20.75%, while the total return for the Index was 21.18%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Basic Materials	25.14%

Financial	21.98

Communications	20.06

Energy	11.99

Consumer Cyclical	6.59

Consumer Non-Cyclical	6.12

Diversified	5.71

Industrial	2.34

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Sasol Ltd.	11.03%

MTN Group Ltd.	10.46

Naspers Ltd. Class N	7.74

AngloGold Ashanti Ltd.	6.49

Standard Bank Group Ltd.	5.96

Impala Platinum Holdings Ltd.	5.21

Gold Fields Ltd.	4.51

FirstRand Ltd.	2.77

Sanlam Ltd.	2.57

Remgro Ltd.	2.43

TOTAL	59.17%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/11			Inception to 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.27%	20.74%	20.59%	7.44%	7.54%	7.78%	23.40%	23.76%	24.55%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Turkey Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Turkey Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Turkey. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was (3.22)%, while the total return for the Index was (2.90)%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	44.63%

Consumer Non-Cyclical	11.62

Communications	11.14

Diversified	9.86

Consumer Cyclical	6.12

Basic Materials	6.10

Industrial	5.32

Energy	4.66

Utilities	0.53

Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Turkiye Garanti Bankasi AS	13.89%

Akbank TAS	8.39

Turkiye Is Bankasi AS	7.33

Turkcell Iletisim Hizmetleri AS	6.45

Turkiye Petrol Rafinerileri AS	4.66

Anadolu Efes Biracilik ve Malt Sanayii AS	4.09

BIM Birlesik Magazalar AS	3.93

KOC Holding AS	3.78

Haci Omer Sabanci Holding AS	3.67

Yapi ve Kredi Bankasi AS	3.62

TOTAL	59.81%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI USA INDEX FUND

Performance as of February 28, 2011

Cumulative Total Returns

Inception to 2/28/11

NAV	MARKET	INDEX
15.94%	15.98%	16.17%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 5/5/10.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI USA Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA IndexSM (the “Index”). The Index is market capitalization weighted index designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 27.92%, while the total return for the Index was 28.17%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.93%

Financial	15.28

Technology	13.53

Energy	13.26

Communications	11.47

Industrial	11.27

Consumer Cyclical	8.53

Basic Materials	3.47

Utilities	3.06

Diversified	0.05

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.43%

Apple Inc.	2.54

General Electric Co.	1.78

Chevron Corp.	1.65

International Business Machines Corp.	1.62

Microsoft Corp.	1.61

JPMorgan Chase & Co.	1.48

Procter & Gamble Co. (The)	1.40

AT&T Inc.	1.34

Johnson & Johnson	1.30

TOTAL	18.15%

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/10)	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/10 to 2/28/11)
Brazil
Actual	$1,000.00	$1,123.20	0.59%	$3.11
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
BRIC
Actual	1,000.00	1,122.00	0.66	3.47
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.66	3.31
Canada
Actual	1,000.00	1,299.00	0.53	3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Chile Investable Market
Actual	1,000.00	1,032.90	0.59	2.97
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/10)	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/10 to 2/28/11)
Israel Capped Investable Market
Actual	$1,000.00	$1,165.20	0.59%	$3.17
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
Mexico Investable Market
Actual	1,000.00	1,271.40	0.53	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
South Africa
Actual	1,000.00	1,207.50	0.59	3.23
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
Turkey Investable Market
Actual	1,000.00	967.80	0.59	2.88
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
USA
Actual	1,000.00	1,279.20	0.15	0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 45.98%

AEROSPACE & DEFENSE – 0.78%
Empresa Brasileira de Aeronautica SA	11,679,032	$98,331,273

		98,331,273

AGRICULTURE – 0.65%
Souza Cruz SA	1,717,500	82,365,685

		82,365,685

BANKS – 3.08%
Banco do Brasil SA	12,366,097	221,088,573
Banco Santander (Brasil) SA	14,083,541	170,035,059

		391,123,632

BUILDING MATERIALS – 0.41%
Duratex SA	5,152,500	51,710,787

		51,710,787

COMMERCIAL SERVICES – 2.59%
Anhanguera Educacional Participacoes SA	2,404,500	53,754,447
Cielo SA	12,709,500	100,285,898
Companhia de Concessoes Rodoviarias	4,122,000	114,940,385
EcoRodovias Infraestrutura e Logistica SA	3,383,600	26,027,692
Localiza Rent A Car SA	2,404,500	33,957,783

		328,966,205

COSMETICS & PERSONAL CARE – 0.69%
Natura Cosmeticos SA	3,435,000	87,134,225

		87,134,225

DIVERSIFIED FINANCIAL SERVICES – 3.31%
BM&F Bovespa SA	40,533,000	275,497,734
CETIP Balcao Organizado de Ativos e Derivativos SA	3,778,500	55,519,426
Redecard SA	6,870,000	88,765,024

		419,782,184

ELECTRIC – 1.61%
Centrais Eletricas Brasileiras SA	5,496,099	77,619,186
CPFL Energia SA	2,061,050	53,594,732
EDP Energias do Brasil SA	1,374,000	30,758,113
Tractebel Energia SA	2,748,000	42,937,500

		204,909,531

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.21%
Multiplan Empreendimentos Imobiliarios SA	1,374,000	$26,802,909

		26,802,909

FOOD – 2.66%
BRF – Brasil Foods SA	13,740,050	238,634,282
Cosan SA Industria e Comercio	2,404,590	37,557,268
JBS SA	9,961,522	37,355,707
Marfrig Alimentos SA	2,748,000	23,962,428

		337,509,685

FOREST PRODUCTS & PAPER – 0.39%
Fibria Celulose SAa	3,435,026	49,543,644

		49,543,644

HEALTH CARE – SERVICES – 0.61%
Amil Participacoes SA	2,357,900	24,089,123
Diagnosticos da America SA	4,465,500	53,940,234

		78,029,357

HOME BUILDERS – 0.93%
Brookfield Incorporacoes SA	4,465,500	20,771,015
Gafisa SA	8,244,000	50,732,308
MRV Engenharia e Participacoes SA	5,839,547	46,358,423

		117,861,746

INSURANCE – 0.74%
Odontoprev SA	1,674,100	22,535,962
Porto Seguro SA	2,748,000	43,763,221
SulAmerica SA	2,404,500	27,527,479

		93,826,662

INTERNET – 0.12%
B2W Companhia Global do Varejo	1,030,530	15,848,115

		15,848,115

IRON & STEEL – 2.56%
Companhia Siderurgica Nacional SA	15,114,054	242,061,021
MMX Mineracao e Metalicos SAa	3,778,500	22,139,648
Usinas Siderurgicas de Minas Gerais SA	3,778,500	60,901,064

		325,101,733

MINING – 7.04%
Vale SA SP ADR	26,095,695	893,255,640

		893,255,640

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2011

Security	Shares	Value
OIL & GAS – 12.45%
HRT Participacoes em Petroleo SAa	77,000	$86,763,359
OGX Petroleo e Gas Participacoes SAa	25,762,500	301,130,183
Petroleo Brasileiro SA	60,799,544	1,191,144,913

		1,579,038,455

PHARMACEUTICALS – 0.49%
Hypermarcas SAa	5,496,000	62,754,808

		62,754,808

REAL ESTATE – 2.12%
BR Malls Participacoes SA	6,526,500	62,166,482
Cyrela Brazil Realty SA	6,183,000	61,495,583
PDG Realty SA Empreendimentos e Participacoes	21,640,500	118,216,433
Rossi Residencial SA	3,435,000	26,629,507

		268,508,005

RETAIL – 0.58%
Lojas Renner SA	2,404,500	73,695,613

		73,695,613

SOFTWARE – 0.26%
Totvs SA	343,500	32,399,234

		32,399,234

TELECOMMUNICATIONS – 0.24%
Tele Norte Leste Participacoes SA	1,374,038	29,933,220

		29,933,220

TEXTILES – 0.32%
Companhia Hering SA	2,709,400	40,429,328

		40,429,328

TRANSPORTATION – 0.61%
ALL – America Latina Logistica SA	9,278,200	76,890,852

		76,890,852

WATER – 0.53%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,748,000	67,329,303

		67,329,303

TOTAL COMMON STOCKS
(Cost: $3,906,984,783)		5,833,081,831

Security	Shares	Value
PREFERRED STOCKS – 53.47%

AIRLINES – 0.50%
GOL Linhas Aereas Inteligentes SA	2,061,000	$27,273,570
TAM SA	1,717,500	36,176,908

		63,450,478

BANKS – 13.40%
Banco Bradesco SA	31,821,015	612,028,753
Banco do Estado do Rio Grande do Sul SA	4,465,510	48,841,516
Itau Unibanco Holding SA	46,716,049	1,038,758,301

		1,699,628,570

BEVERAGES – 3.26%
Companhia de Bebidas das Americas	15,556,270	413,213,422

		413,213,422

CHEMICALS – 1.31%
Braskem SA Class A	3,091,536	37,678,095
Ultrapar Participacoes SA	6,526,500	102,721,776
Vale Fertilizantes SA	2,404,580	25,620,915

		166,020,786

ELECTRIC – 3.23%
AES Tiete SA	2,061,000	28,487,380
Centrais Eletricas Brasileiras SA Class B	4,815,551	87,671,289
Companhia de Transmissao de Energia Electrica Paulista	697,276	21,362,458
Companhia Energetica de Minas Gerais	7,900,535	131,279,924
Companhia Energetica de Sao Paulo Class B	3,435,070	56,356,617
Companhia Paranaense de Energia Class B	2,061,000	51,772,716
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,682,620	32,459,196

		409,389,580

FOOD – 0.60%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	2,061,028	76,545,391

		76,545,391

FOREST PRODUCTS & PAPER – 0.52%
Klabin SA	9,274,500	34,333,486

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2011

Security	Shares	Value
Suzano Bahia Sul Papel e Celulose SA	3,778,507	$32,267,178

		66,600,664

HOLDING COMPANIES – DIVERSIFIED – 2.77%
Itausa – Investimentos Itau SA	48,090,084	350,849,531

		350,849,531

INVESTMENT COMPANIES – 0.98%
Bradespar SA	4,809,000	124,791,238

		124,791,238

IRON & STEEL – 2.87%
Gerdau SA	13,053,046	172,497,886
Metalurgica Gerdau SA	5,496,090	85,347,936
Usinas Siderurgicas de Minas Gerais SA Class A	9,274,500	105,898,738

		363,744,560

MINING – 9.60%
Vale SA Class A	40,876,500	1,218,434,135

		1,218,434,135

OIL & GAS – 11.58%
Petroleo Brasileiro SA	85,531,578	1,469,045,973

		1,469,045,973

RETAIL – 0.41%
Lojas Americanas SA	6,526,500	52,557,151

		52,557,151

TELECOMMUNICATIONS – 2.44%
Brasil Telecom SA	5,496,015	41,451,315
Tele Norte Leste Participacoes SA	5,152,539	80,353,598
Telemar Norte Leste SA Class A	687,000	19,937,037
TIM Participacoes SA	11,679,019	44,287,626
Vivo Participacoes SA	3,435,080	123,241,753

		309,271,329

TOTAL PREFERRED STOCKS
(Cost: $3,909,554,183)		6,783,542,808

Security	Shares	Value
RIGHTS – 0.00%

TELECOMMUNICATIONS – 0.00%
Tele Norte Leste Participacoes SAa	1,327,823	$31,919
Tele Norte Leste Participacoes SA Preferred[a]	5,311,185	95,754
Telemar Norte Leste SAa,b	1,292	–
Telemar Norte Leste SA Class A Preferred[a]	610,617	29,357

		157,030

TOTAL RIGHTS
(Cost: $0)		157,030

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[c,d]	8,169,947	8,169,947

		8,169,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,169,947)		8,169,947

TOTAL INVESTMENTS IN SECURITIES – 99.51%
(Cost: $7,824,708,913)		12,624,951,616

Other Assets, Less Liabilities – 0.49%		62,085,015

NET ASSETS – 100.00%		$12,687,036,631

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 80.45%

BRAZIL – 14.74%
ALL – America Latina Logistica SA	292,200	$2,421,537
Anhanguera Educacional Participacoes SA	48,700	1,088,726
B2W Companhia Global do Varejo	48,700	748,938
Banco do Brasil SA	347,189	6,207,255
Banco Santander (Brasil) SA	340,937	4,116,241
BM&F Bovespa SA	1,121,169	7,620,446
BR Malls Participacoes SA	194,800	1,855,517
BRF – Brasil Foods SA	340,900	5,920,679
Centrais Eletricas Brasileiras SA	194,800	2,751,082
CETIP Balcao Organizado de Ativos e Derivativos SA	48,700	715,574
Cielo SA	370,400	2,922,687
Companhia de Concessoes Rodoviarias	146,100	4,073,942
Companhia Hering SA	97,400	1,453,391
Companhia Siderurgica Nacional SA	535,700	8,579,570
Cosan SA Industria e Comercio	97,400	1,521,290
CPFL Energia SA	97,400	2,532,751
Cyrela Brazil Realty SA	194,800	1,937,464
Diagnosticos da America SA	146,100	1,764,790
Duratex SA	194,800	1,955,024
Empresa Brasileira de Aeronautica SA	389,600	3,280,226
Fibria Celulose SAa	97,441	1,405,399
Gafisa SA	194,800	1,198,769
Hypermarcas SAa	146,100	1,668,209
JBS SA	292,252	1,095,945
Lojas Renner SA	48,700	1,492,608
Marfrig Alimentos SA	146,100	1,273,985
MMX Mineracao e Metalicos SAa	97,400	570,703
MRV Engenharia e Participacoes SA	243,500	1,933,074
Multiplan Empreendimentos Imobiliarios SA	48,700	950,001
Natura Cosmeticos SA	97,400	2,470,706
Odontoprev SA	48,700	655,577
OGX Petroleo e Gas Participacoes SAa	779,200	9,107,837
PDG Realty SA Empreendimentos e Participacoes	535,700	2,926,390

Security	Shares	Value
Petroleo Brasileiro SA	1,850,600	$36,255,745
Redecard SA	243,500	3,146,184
Rossi Residencial SA	146,100	1,132,626
Souza Cruz SA	97,400	4,670,986
SulAmerica SA	48,700	557,533
Tele Norte Leste Participacoes SA	48,700	1,060,922
Tractebel Energia SA	146,100	2,282,812
Usinas Siderurgicas de Minas Gerais SA	146,100	2,354,809
Vale SA	876,600	29,659,002

		171,336,952

CHINA – 36.59%
Agile Property Holdings Ltd.	1,948,000	2,455,898
Agricultural Bank of China Ltd. Class Ha	8,279,000	4,102,751
Air China Ltd. Class Ha	1,948,000	1,818,165
Alibaba.com Ltd.[b]	974,000	1,815,664
Aluminum Corp. of China Ltd. Class Ha,b	1,948,000	1,923,203
Angang New Steel Co. Ltd. Class H	974,000	1,340,490
Anhui Conch Cement Co. Ltd. Class H	76,000	363,454
Anta Sports Products Ltd.	487,040	779,099
Bank of China Ltd. Class H	40,421,000	21,328,426
Bank of Communications Co. Ltd. Class H	3,896,000	3,756,374
BBMG Corp. Class H	1,217,500	1,622,468
Beijing Capital International Airport Co. Ltd. Class H	974,000	485,177
Belle International Holdings Ltd.	3,409,000	5,917,164
Bosideng International Holdings Ltd.	974,000	258,845
Brilliance China Automotive Holdings Ltd.[a]	974,000	796,541
BYD Co. Ltd. Class Hb	487,000	1,919,452
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.[a]	97,400	223,582
Chaoda Modern Agriculture (Holdings) Ltd.	1,178,556	755,024
China Agri-Industries Holdings Ltd.[b]	1,461,000	1,483,668
China CITIC Bank Class H	3,896,000	2,555,935
China Coal Energy Co. Class H	1,948,000	2,776,015

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2011

Security	Shares	Value
China Communications Construction Co. Ltd. Class H	3,409,000	$2,551,558
China Construction Bank Corp. Class H	29,639,370	25,913,496
China COSCO Holdings Co. Ltd. Class Ha	1,704,500	1,818,478
China Dongxiang (Group) Co. Ltd.	2,922,000	1,106,655
China Everbright Ltd.[b]	974,000	2,028,242
China Gas Holdings Ltd.	1,920,000	719,770
China High Speed Transmission Equipment Group Co. Ltd.	974,000	1,355,496
China Life Insurance Co. Ltd. Class H	5,357,000	20,391,834
China Longyuan Power Group Corp. Ltd. Class Ha,b	974,000	876,571
China Mengniu Dairy Co. Ltd.	974,000	2,582,194
China Merchants Bank Co. Ltd. Class H	2,435,297	5,827,842
China Merchants Holdings (International) Co. Ltd.	974,000	4,114,005
China Minsheng Banking Corp. Ltd. Class H	2,034,000	1,773,090
China Mobile Ltd.	3,896,000	36,538,364
China National Building Material Co. Ltd. Class H	974,000	2,390,875
China Oilfield Services Ltd. Class Hb	974,000	1,940,710
China Overseas Land & Investment Ltd.	2,922,800	4,848,100
China Pacific Insurance (Group) Co. Ltd. Class H	194,800	787,788
China Petroleum & Chemical Corp. Class H	11,688,000	11,914,358
China Railway Construction Corp. Ltd. Class H	1,948,000	2,178,297
China Railway Group Ltd. Class H	2,922,000	1,856,929
China Resources Enterprise Ltd.[b]	974,000	3,551,299
China Resources Land Ltd.	1,948,000	3,161,156
China Resources Power Holdings Co. Ltd.	1,008,200	1,690,440
China Shenhua Energy Co. Ltd. Class H	2,191,500	9,087,699
China Shipping Container Lines Co. Ltd. Class Ha	2,435,000	1,056,636

Security	Shares	Value
China Shipping Development Co. Ltd. Class H	974,000	$1,064,139
China Southern Airlines Co. Ltd. Class Ha	974,000	460,168
China Taiping Insurance Holdings Co. Ltd.[a]	487,000	1,328,611
China Telecom Corp. Ltd. Class H	8,766,000	5,154,385
China Unicom (Hong Kong) Ltd.	3,923,900	6,548,943
China Yurun Food Group Ltd.	974,000	3,082,377
China Zhongwang Holdings Ltd.[b]	904,400	366,908
CITIC Pacific Ltd.	974,000	2,538,428
CNOOC Ltd.	11,688,000	26,529,704
CNPC (Hong Kong) Ltd.	2,922,000	4,336,586
COSCO Pacific Ltd.[b]	974,000	1,875,686
Country Garden Holdings Co. Ltd.	1,461,000	579,587
CSR Corp Ltd. Class H	1,461,000	1,620,593
Datang International Power Generation Co. Ltd. Class Hb	1,948,000	662,742
Dongfeng Motor Group Co. Ltd. Class H	1,948,000	3,376,235
Evergrande Real Estate Group Ltd.	1,948,000	915,335
Fosun International Ltd.	2,191,500	1,589,644
Franshion Properties (China) Ltd.[b]	2,922,000	814,048
Fushan International Energy Group Ltd.[b]	1,948,000	1,433,024
GCL Poly Energy Holdings Ltd.[a]	2,922,000	1,470,538
Geely Automobile Holdings Ltd.	2,435,000	1,044,132
Golden Eagle Retail Group Ltd.	487,000	1,102,903
GOME Electrical Appliances Holdings Ltd.[a,b]	5,844,400	1,973,357
Great Wall Motor Co. Ltd. Class H	243,500	378,263
Greentown China Holdings Ltd.	487,000	487,053
Guangdong Investment Ltd.	2,922,000	1,478,041
Guangzhou Automobile Group Co. Ltd. Class H	2,274,454	2,920,029
Guangzhou R&F Properties Co. Ltd. Class H	779,200	1,044,382
Hengan International Group Co. Ltd.	730,500	5,387,908
Hidili Industry International Development Ltd.	487,000	402,022
Hopson Development Holdings Ltd.[a]	974,000	1,077,894
Huabao International Holdings Ltd.[b]	974,000	1,229,200

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2011

Security	Shares	Value
Huaneng Power International Inc. Class H	2,922,000	$1,631,847
Industrial and Commercial Bank of China Ltd. Class H	34,060,050	26,149,079
Jiangsu Expressway Co. Ltd. Class H	1,948,000	2,108,271
Jiangxi Copper Co. Ltd. Class H	1,461,000	4,586,052
Kingboard Chemical Holdings Co. Ltd.	243,500	1,292,660
Lee & Man Paper Manufacturing Ltd.	487,000	316,991
Lenovo Group Ltd.[b]	2,922,000	1,766,896
Li Ning Co. Ltd.[b]	730,500	1,369,251
Longfor Properties Co. Ltd.	1,704,500	2,407,130
Maanshan Iron & Steel Co. Ltd. Class Hb	1,948,000	995,364
Metallurgical Corp. of China Ltd. Class Ha	2,922,000	1,181,682
Nine Dragons Paper (Holdings) Ltd.	974,000	1,081,646
Parkson Retail Group Ltd.	730,500	1,033,503
PetroChina Co. Ltd. Class H	14,610,000	19,882,272
PICC Property and Casualty Co. Ltd. Class Ha	1,948,000	2,463,401
Ping An Insurance (Group) Co. of China Ltd. Class H	1,167,000	11,970,921
Poly (Hong Kong) Investments Ltd.[b]	1,469,984	1,171,964
Renhe Commercial Holdings Co. Ltd.	2,922,000	438,911
Semiconductor Manufacturing International Corp.[a]	6,331,000	503,934
Shanghai Electric Group Co. Ltd. Class H	2,922,000	1,710,626
Shanghai Industrial Holdings Ltd.[b]	487,000	1,744,388
Shimao Property Holdings Ltd.	1,461,000	1,995,730
Shui On Land Ltd.	3,165,500	1,487,419
Sino-Ocean Land Holdings Ltd.[b]	3,165,500	1,934,458
Sinofert Holdings Ltd.[a,b]	1,948,000	1,040,381
Sinopharm Group Co. Ltd. Class H	389,600	1,415,518
Soho China Ltd.	2,922,000	2,097,017
Tencent Holdings Ltd.	584,400	15,455,653
Tingyi (Cayman Islands) Holding Corp.	1,948,000	4,376,601
Want Want China Holdings Ltd.	3,409,000	2,547,182
Weichai Power Co. Ltd. Class H	487,000	3,238,685
Yanzhou Coal Mining Co. Ltd. Class H	974,000	2,907,313

Security	Shares	Value
Zhaojin Mining Industry Co. Ltd. Class H	243,500	$1,034,753
Zhejiang Expressway Co. Ltd. Class H	1,948,000	1,745,639
Zijin Mining Group Co. Ltd. Class H	2,438,000	2,000,067
ZTE Corp. Class H	292,200	1,346,743

		425,242,090

INDIA – 13.78%
Dr. Reddy’s Laboratories Ltd. SP ADR[b]	393,496	13,398,539
HDFC Bank Ltd. SP ADR	159,736	23,498,763
ICICI Bank Ltd. SP ADR	505,019	21,897,624
Infosys Technologies Ltd. SP ADR	493,818	32,937,660
Mahanagar Telephone Nigam Ltd. SP ADR[a,b]	285,241	524,843
Reliance Industries Ltd. SP GDR[c]	691,540	29,452,689
Sterlite Industries (India) Ltd. SP ADR	764,103	11,262,878
Tata Communications Ltd. SP ADR[a]	181,724	1,635,516
Tata Motors Ltd. SP ADR	445,605	10,970,795
Wipro Ltd. SP ADR[b]	1,104,029	14,529,022

		160,108,329

RUSSIA – 15.34%
Comstar United Telesystems OJSC SP GDR[a]	136,277	927,365
Federal Grid Co. of Unified Energy System OJSC[a]	143,908,500	2,099,682
Gazprom OAO SP ADR	1,716,188	50,490,251
LUKOIL OAO SP ADR	308,271	21,945,813
Magnit OJSC SP GDR[d]	163,632	4,647,149
Mechel OAO SP ADR	90,095	2,741,591
MMC Norilsk Nickel OJSC SP ADR	423,203	10,220,352
Mobile TeleSystems OJSC SP ADR	365,250	6,877,658
NovaTek OAO SP GDR[d]	64,284	8,350,492
Novolipetsk Steel OJSC SP GDR[d]	76,459	3,509,468
OGK-4 OJSC[a]	1,558,400	142,043
Polymetal OJSC SP GDR[a]	36,525	696,206
Polyus Gold OJSC SP ADR	60,388	2,062,250
Rosneft Oil Co. OJSC SP GDR[d]	1,021,726	9,645,093
RusHydro OJSC[a]	28,538,200	1,461,793
Sberbank of Russia OJSC GDR[d]	51,622	19,964,089
Severstal OAO SP GDR[d]	199,183	3,798,420
Sistema JSFC OJSC SP GDR[d]	92,043	2,346,176
Surgutneftegaz OJSC SP ADR	521,090	6,122,808

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2011

Security	Shares	Value
Tatneft OAO SP ADR[b]	155,353	$6,485,988
TMK OAO SP GDR[a,d]	47,239	944,780
Uralkali OJSC SP GDR[d]	117,367	4,796,789
VTB Bank OJSC	690,002,001	2,420,002
VTB Bank OJSC SP GDR[d]	481,643	3,337,786
Wimm-Bill-Dann Foods OJSC SP ADR	68,667	2,223,437

		178,257,481

TOTAL COMMON STOCKS
(Cost: $809,588,218)		934,944,852

PREFERRED STOCKS – 19.33%

BRAZIL – 19.21%
AES Tiete SA	97,400	1,346,274
Banco Bradesco SA	1,287,762	24,768,656
Banco do Estado do Rio Grande do Sul SA	48,700	532,656
Bradespar SA	194,800	5,054,966
Brasil Telecom SA	176,898	1,334,177
Braskem SA Class A	146,100	1,780,594
Centrais Eletricas Brasileiras SA Class B	170,682	3,107,414
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	48,700	1,808,690
Companhia de Bebidas das Americas	497,315	13,209,930
Companhia de Transmissao de Energia Electrica Paulista	48,871	1,497,262
Companhia Energetica de Minas Gerais	243,593	4,047,684
Companhia Energetica de Sao Paulo Class B	97,400	1,597,969
Companhia Paranaense de Energia Class B	97,400	2,446,707
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	48,200	929,820
Gerdau SA	438,300	5,792,198
GOL Linhas Aereas Inteligentes SA	48,700	644,455
Itau Unibanco Holding SA	1,461,067	32,487,668
Itausa – Investimentos Itau SA	1,655,817	12,080,299
Klabin SA	389,600	1,442,269
Lojas Americanas SA	292,200	2,353,053
Metalurgica Gerdau SA	194,800	3,025,019
Petroleo Brasileiro SA	2,727,214	46,841,212

Security	Shares	Value
Suzano Bahia Sul Papel e Celulose SA	97,400	$831,763
TAM SA	48,700	1,025,802
Tele Norte Leste Participacoes SA	194,800	3,037,897
Telemar Norte Leste SA Class A	48,700	1,413,295
TIM Participacoes SA	438,457	1,662,658
Usinas Siderurgicas de Minas Gerais SA Class A	292,200	3,336,418
Vale Fertilizantes SA	97,420	1,038,015
Vale SA Class A	1,314,900	39,194,135
Vivo Participacoes SA	99,719	3,577,659

		223,246,614

RUSSIA – 0.12%
Sberbank of Russia	579,530	1,419,974

		1,419,974

TOTAL PREFERRED STOCKS
(Cost: $188,217,211)		224,666,588

RIGHTS – 0.00%

BRAZIL – 0.00%
Tele Norte Leste Participacoes SAa	47,062	1,131
Tele Norte Leste Participacoes SA Preferred[a]	188,248	3,394
Telemar Norte Leste SAa,e	91	–
Telemar Norte Leste SA Class A Preferred[a]	43,285	2,081

		6,606

TOTAL RIGHTS
(Cost: $0)		6,606

SHORT-TERM INVESTMENTS – 2.31%

MONEY MARKET FUNDS – 2.31%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[f,g,h]	23,403,164	23,403,164
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[f,g,h]	3,363,227	3,363,227

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[f,g]	104,525	$104,525

		26,870,916

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,870,916)		26,870,916

TOTAL INVESTMENTS IN SECURITIES – 102.09%
(Cost: $1,024,676,345)		1,186,488,962

Other Assets, Less Liabilities – (2.09)%		(24,252,226)

NET ASSETS – 100.00%		$1,162,236,736

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.81%

AEROSPACE & DEFENSE – 0.23%
CAE Inc.	1,046,566	$13,327,058

		13,327,058

APPAREL – 0.26%
Gildan Activewear Inc.	469,907	14,995,750

		14,995,750

AUTO PARTS & EQUIPMENT – 0.75%
Magna International Inc. Class A	888,400	43,620,071

		43,620,071

BANKS – 21.41%
Bank of Montreal	2,309,125	146,809,692
Bank of Nova Scotia	4,386,188	270,043,897
Canadian Imperial Bank of Commerce	1,600,972	135,020,152
National Bank of Canada	662,563	50,894,737
Royal Bank of Canada	5,808,859	338,499,926
Toronto-Dominion Bank (The)	3,568,811	297,721,342

		1,238,989,746

CHEMICALS – 4.91%
Agrium Inc.	642,127	60,697,490
Potash Corp. of Saskatchewan Inc.	3,640,557	223,614,737

		284,312,227

COMMERCIAL SERVICES – 0.17%
Ritchie Bros. Auctioneers Inc.[a]	387,188	9,817,265

		9,817,265

COMPUTERS – 2.51%
CGI Group Inc. Class Ab	970,699	19,293,458
Research In Motion Ltd.[b]	1,914,818	126,043,379

		145,336,837

DIVERSIFIED FINANCIAL SERVICES – 0.88%
CI Financial Corp.	645,562	15,248,922
IGM Financial Inc.	479,145	23,206,243
TMX Group Inc.	303,002	12,592,049

		51,047,214

ELECTRIC – 0.74%
Fortis Inc.	708,010	23,967,215
TransAlta Corp.	898,129	18,938,537

		42,905,752

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.61%
SNC-Lavalin Group Inc.	616,204	$35,560,323

		35,560,323

FOOD – 1.44%
Empire Co. Ltd. Class A	116,718	6,258,974
George Weston Ltd.	210,447	14,703,541
Loblaw Companies Ltd.	455,731	18,485,502
Metro Inc. Class A	426,337	19,248,708
Saputo Inc.	588,776	24,866,882

		83,563,607

FOREST PRODUCTS & PAPER – 0.39%
Sino-Forest Corp. Class Ab	1,000,531	22,288,777

		22,288,777

GAS – 0.31%
Canadian Utilities Ltd. Class A	349,952	18,058,680

		18,058,680

HAND & MACHINE TOOLS – 0.34%
Finning International Inc.	697,834	19,798,995

		19,798,995

HOLDING COMPANIES – DIVERSIFIED – 0.43%
Onex Corp.	385,686	13,740,719
Sherritt International Corp.	1,199,541	11,188,577

		24,929,296

INSURANCE – 6.74%
Fairfax Financial Holdings Ltd.	81,221	31,376,617
Great-West Lifeco Inc.	1,159,446	32,634,143
Industrial Alliance Insurance and Financial Services Inc.	341,084	13,810,656
Intact Financial Corp.	460,319	23,380,832
Manulife Financial Corp.	7,224,304	136,102,018
Power Corp. of Canada	1,418,391	42,731,476
Power Financial Corp.	1,010,078	32,783,097
Sun Life Financial Inc.	2,331,268	77,194,621

		390,013,460

MANUFACTURING – 0.65%
Bombardier Inc. Class B	5,856,381	37,558,238

		37,558,238

MEDIA – 1.77%
Shaw Communications Inc. Class B	1,425,838	30,270,985
Thomson Reuters Corp.	1,526,892	60,038,480

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2011

Security	Shares	Value
Yellow Media Inc.	2,070,373	$11,833,131

		102,142,596

MINING – 17.35%
Agnico-Eagle Mines Ltd.	684,318	47,959,488
Barrick Gold Corp.	4,019,552	211,505,440
Cameco Corp.	1,604,079	65,065,151
Centerra Gold Inc.	672,669	12,893,599
Eldorado Gold Corp.	2,232,701	37,916,168
First Quantum Minerals Ltd.	351,180	45,584,393
Franco-Nevada Corp.	466,389	15,821,477
Goldcorp Inc.	3,226,549	153,654,650
IAMGOLD Corp.	1,443,599	30,499,927
Inmet Mining Corp.	205,838	14,111,166
Ivanhoe Mines Ltd.[b]	1,245,188	35,162,458
Kinross Gold Corp.	4,611,290	72,868,366
Osisko Mining Corp.[b]	1,397,404	19,214,215
Pan American Silver Corp.	414,751	16,159,351
Silver Wheaton Corp.[b]	1,341,273	56,841,183
Teck Resources Ltd. Class B	2,365,592	130,471,059
Yamana Gold Inc.	3,021,190	38,286,077

		1,004,014,168

OIL & GAS – 23.86%
ARC Resources Ltd.	1,153,021	33,600,940
Athabasca Oil Sands Corp.[b]	810,947	13,730,055
Baytex Energy Corp.	458,795	26,292,854
Bonavista Energy Corp.	542,379	17,069,174
Canadian Natural Resources Ltd.	4,435,944	222,718,937
Canadian Oil Sands Ltd.	1,964,891	60,586,912
Cenovus Energy Inc.	3,065,605	118,748,744
Crescent Point Energy Corp.	974,058	46,956,282
EnCana Corp.	2,997,525	97,133,897
Enerplus Corp.	726,227	23,637,495
Husky Energy Inc.	1,039,358	31,963,018
Imperial Oil Ltd.	1,209,351	62,778,787
MEG Energy Corp.[b]	191,835	9,645,390
Nexen Inc.	2,140,305	58,221,216
Niko Resources Ltd.	187,436	15,961,535
Pacific Rubiales Energy Corp.	1,035,407	34,593,250
Pengrowth Energy Corp.	1,330,399	17,064,273
Penn West Petroleum Ltd.	1,860,121	53,615,309
PetroBakken Energy Ltd. Class A	305,919	7,000,148
Progress Energy Resources Corp.	744,463	9,869,644

Security	Shares	Value
Suncor Energy Inc.	6,372,665	$298,574,608
Talisman Energy Inc.	4,157,836	102,863,297
Vermilion Energy Inc.	343,731	18,005,713

		1,380,631,478

PHARMACEUTICALS – 0.80%
Valeant Pharmaceuticals International Inc.	1,161,125	46,454,532

		46,454,532

PIPELINES – 3.49%
Enbridge Inc.	1,480,779	88,204,013
TransCanada Corp.	2,836,736	113,638,267

		201,842,280

REAL ESTATE – 1.64%
Brookfield Asset Management Inc. Class A	2,273,253	76,883,094
Brookfield Properties Corp.	1,023,232	17,891,204

		94,774,298

REAL ESTATE INVESTMENT TRUSTS – 0.22%
RioCan Real Estate Investment Trust	501,993	12,475,779

		12,475,779

RETAIL – 1.76%
Alimentation Couche-Tard Inc. Class B	510,287	13,451,617
Canadian Tire Corp. Ltd. Class A	317,989	20,151,866
Shoppers Drug Mart Corp.	886,429	37,474,603
Tim Hortons Inc.	705,156	30,961,598

		102,039,684

SOFTWARE – 0.24%
Open Text Corp.[b]	231,852	13,591,611

		13,591,611

TELECOMMUNICATIONS – 2.41%
BCE Inc.	1,016,591	37,573,863
Rogers Communications Inc. Class B	1,755,401	61,782,622
TELUS Corp.	231,158	11,420,920
TELUS Corp. NVS	599,753	28,370,646

		139,148,051

TRANSPORTATION – 3.50%
Canadian National Railway Co.	1,885,694	137,496,707
Canadian Pacific Railway Ltd.	689,369	46,644,084

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2011

Security	Shares	Value
Viterra Inc.	1,514,774	$18,496,547

		202,637,338

TOTAL COMMON STOCKS
(Cost: $4,937,503,862)		5,775,875,111

SHORT-TERM INVESTMENTS – 0.23%

MONEY MARKET FUNDS – 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	8,759,275	8,759,275
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	1,258,780	1,258,780
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	3,427,017	3,427,017

		13,445,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,445,072)		13,445,072

TOTAL INVESTMENTS IN SECURITIES – 100.04%
(Cost: $4,950,948,934)		5,789,320,183

Other Assets, Less Liabilities – (0.04)%		(2,519,975)

NET ASSETS – 100.00%		$5,786,800,208

NVS - Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 100.08%

AIRLINES – 4.69%
LAN Airlines SA	1,501,888	$40,904,502

		40,904,502

APPAREL – 0.41%
Forus SA	1,217,852	3,591,349

		3,591,349

BANKS – 10.36%
Banco de Credito e Inversiones	491,458	31,371,532
Banco Santander (Chile) SA	524,719,516	42,065,981
CorpBanca SA	1,132,230,880	16,956,633

		90,394,146

BEVERAGES – 3.58%
Compania Cervecerias Unidas SA	1,674,936	17,992,993
Vina Concha y Toro SA	6,324,485	13,255,108

		31,248,101

BUILDING MATERIALS – 0.93%
SalfaCorp SA	2,458,323	8,129,683

		8,129,683

CHEMICALS – 5.20%
Sociedad Quimica y Minera de Chile SA Series B	862,586	45,423,170

		45,423,170

COMPUTERS – 1.02%
Sonda SA	3,846,895	8,913,290

		8,913,290

ELECTRIC – 21.56%
AES Gener SA	32,315,550	16,949,072
Colbun SA	94,139,558	23,596,856
Empresa Electrica Pilmaiquen SA	332,575	1,294,573
Empresa Nacional de Electricidad SA	43,365,286	75,824,168
Enersis SA	174,291,915	70,524,438

		188,189,107

ENGINEERING & CONSTRUCTION – 1.49%
Besalco SA	4,137,664	7,748,043
Socovesa SA	7,460,179	5,264,160

		13,012,203

FOOD – 10.38%
Cencosud SA	12,272,736	83,757,061
Empresas Iansa SAa	34,099,196	4,438,821

Security	Shares	Value
Multiexport Foods SAa	5,816,800	$2,450,469

		90,646,351

FOREST PRODUCTS & PAPER – 8.42%
Empresas CMPC SA	1,518,221	67,952,982
Masisa SAa	36,060,919	5,506,933

		73,459,915

HOLDING COMPANIES – DIVERSIFIED – 11.95%
Empresas Copec SA	6,204,720	104,294,188

		104,294,188

INVESTMENT COMPANIES – 0.63%
Norte Grande SA	307,024,722	5,477,619

		5,477,619

IRON & STEEL – 5.07%
CAP SA	921,615	44,260,815

		44,260,815

LODGING – 0.31%
Enjoy SAa	9,197,486	2,712,265

		2,712,265

METAL FABRICATE & HARDWARE – 0.38%
Madeco SA	56,611,042	3,338,829

		3,338,829

REAL ESTATE – 1.39%
Parque Arauco SA	5,814,628	12,174,282

		12,174,282

RETAIL – 6.94%
Empresas Hites SA	1,823,374	2,527,183
La Polar SA	3,066,728	17,860,986
S.A.C.I. Falabella SA	4,134,991	40,230,697

		60,618,866

TELECOMMUNICATIONS – 2.80%
Empresa Nacional de Telecomunicaciones SA	1,427,079	24,438,446

		24,438,446

TRANSPORTATION – 1.38%
Compania SudAmericana de Vapores SAa	15,199,772	12,006,139

		12,006,139

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
WATER – 1.19%
Inversiones Aguas Metropolitanas SA	6,827,677	$10,426,679

		10,426,679

TOTAL COMMON STOCKS
(Cost: $677,378,704)		873,659,945

SHORT-TERM INVESTMENTS – 0.15%

MONEY MARKET FUNDS – 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	1,254,477	1,254,477

		1,254,477

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,254,477)		1,254,477

TOTAL INVESTMENTS IN SECURITIES – 100.23%
(Cost: $678,633,181)		874,914,422

Other Assets, Less Liabilities – (0.23)%		(1,976,509)

NET ASSETS – 100.00%		$872,937,913

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.82%

AEROSPACE & DEFENSE – 1.80%
Elbit Systems Ltd.	42,871	$2,189,409

		2,189,409

BANKS – 17.91%
Bank Hapoalim Ltd.[a]	1,283,117	5,844,425
Bank Leumi le-Israel	2,138,046	9,886,065
First International Bank of Israel Ltd.	29,670	421,072
Israel Discount Bank Ltd. Class Aa	1,428,266	2,894,382
Mizrahi Tefahot Bank Ltd.	234,866	2,389,182
Union Bank of Israel	77,271	379,904

		21,815,030

BIOTECHNOLOGY – 0.18%
Clal Biotechnology Industries Ltd.[a,b]	33,368	214,163

		214,163

CHEMICALS – 12.94%
Frutarom	79,722	752,875
Israel Chemicals Ltd.	780,622	12,972,656
Makhteshim-Agan Industries Ltd.[a]	407,640	2,032,292

		15,757,823

COMMERCIAL SERVICES – 0.69%
AL-ROV (Israel) Ltd.[a]	8,170	265,906
Nitsba Holdings (1995) Ltd.[a]	59,899	574,435

		840,341

COMPUTERS – 0.33%
MATRIX IT Ltd.	67,381	398,055

		398,055

DIVERSIFIED FINANCIAL SERVICES – 0.69%
FIBI Holdings Ltd.[a]	17,630	379,854
Mivtach Shamir Holdings Ltd.[c]	14,910	464,690

		844,544

ELECTRICAL COMPONENTS & EQUIPMENT – 0.24%
Electra (Israel) Ltd.	2,580	292,079

		292,079

ELECTRONICS – 0.54%
Elron Electronic Industries Ltd.[a]	31,347	173,328
Ituran Location and Control Ltd.	30,745	484,451

		657,779

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.78%
Shikun & Binui Ltd.	359,609	$954,093

		954,093

FOOD – 3.09%
Blue Square-Israel Ltd.[b]	29,885	278,432
Osem Investment Ltd.	68,886	1,109,782
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	15,093	512,474
Shufersal Ltd.	148,221	860,480
Strauss Group Ltd.	68,600	1,001,778

		3,762,946

FOREST PRODUCTS & PAPER – 0.30%
Hadera Paper Ltd.[a]	4,816	370,789

		370,789

HEALTH CARE – PRODUCTS – 0.51%
Given Imaging Ltd.[a]	32,981	621,381

		621,381

HOLDING COMPANIES – DIVERSIFIED – 1.03%
Clal Industries and Investments Ltd.	91,117	675,360
Elco Holdings Ltd.	15,523	211,772
Granite Hacarmel Investments Ltd.[b]	94,901	196,928
Israel Land Development Co. Ltd. (The)	4,343	34,792
Scailex Corp. Ltd.	7,095	139,197

		1,258,049

HOME BUILDERS – 0.20%
Bayside Land Corp. Ltd.	344	85,058
Property & Building Corp. Ltd.	1,763	158,609

		243,667

INSURANCE – 2.33%
Clal Insurance Enterprises Holdings Ltd.	31,820	846,074
Harel Insurance Investments & Financial Services Ltd.	17,372	982,615
Menorah Mivtachim Holdings Ltd.[a]	47,214	615,053
Phoenix Holdings Ltd.[a,b]	116,445	392,167

		2,835,909

INTERNET – 0.45%
Internet Gold-Golden Lines Ltd.[a]	8,686	254,166
NetVision Ltd.	22,833	288,808

		542,974

INVESTMENT COMPANIES – 6.06%
Delek Group Ltd. (The)	7,525	1,797,068

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
Elbit Imaging Ltd.[a]	24,338	$292,929
Israel Corp. Ltd. (The)[a]	4,042	4,792,378
Koor Industries Ltd.	19,995	488,160
Otzar Hityashvuth Hayehudim Ltd.	5	12,690

		7,383,225

MACHINERY – 0.67%
Ormat Industries Ltd.	113,520	813,207

		813,207

MANUFACTURING – 0.30%
FMS Enterprises Migun Ltd.	6,450	180,546
Plasson Industries Ltd.	8,643	190,874

		371,420

MEDIA – 0.44%
Hot Telecommunication Systems Ltd.[a]	34,056	537,281

		537,281

OIL & GAS – 2.23%
Delek Israeli Fuel Corp. Ltd.[b]	3,765	123,785
Jerusalem Oil Exploration Ltd.[a]	12,513	249,293
Naphtha Israel Petroleum Corp. Ltd.[a,b]	53,235	207,502
Oil Refineries Ltd.[b]	1,583,690	1,083,336
Paz Oil Co. Ltd.[b]	6,106	1,046,911

		2,710,827

PHARMACEUTICALS – 23.68%
Teva Pharmaceutical Industries Ltd.	570,825	28,836,708

		28,836,708

REAL ESTATE – 3.39%
Africa Israel Investments Ltd.[a]	104,791	838,905
Africa Israel Properties Ltd.[a]	19,179	271,756
Airport City Ltd.[a]	61,490	283,134
Alony Hetz Properties & Investments Ltd.	121,346	658,903
Amot Investments Ltd.	143,405	404,582
British Israel Investments Ltd.	93,525	323,239
Delek Real Estate Ltd.[a]	247,261	62,114
Electra Real Estate Ltd.[a]	15,781	108,172
Gazit Inc.[b]	10,578	265,406
Jerusalem Economy Ltd.[a]	32,121	428,280
Melisron Ltd.	20,124	491,198

		4,135,689

RETAIL – 0.66%
Delek Automotive Systems Ltd.	58,222	760,221

Security	Shares	Value
Golf & Co. Ltd.	7,224	$40,343

		800,564

SEMICONDUCTORS – 1.64%
Mellanox Technologies Ltd.[a]	56,287	1,494,927
Tower Semiconductor Ltd.[a]	374,659	506,992

		2,001,919

SOFTWARE – 0.37%
Retalix Ltd.[a]	31,046	452,942

		452,942

TELECOMMUNICATIONS – 16.37%
012 Smile.Communications Ltd.[a]	17,673	566,902
Alvarion Ltd.[a]	96,492	190,054
AudioCodes Ltd.[a]	61,748	422,563
Bezeq The Israel Telecommunication Corp. Ltd.	2,969,831	8,075,317
Cellcom Israel Ltd.	88,279	2,702,592
Ceragon Networks Ltd.[a]	50,181	628,769
Gilat Satellite Networks Ltd.[a]	47,470	244,524
NICE Systems Ltd.[a]	113,993	3,917,772
Partner Communications Co. Ltd.	167,786	3,114,868
Suny Electronic Inc. Ltd.[a,b]	6,396	77,494

		19,940,855

TOTAL COMMON STOCKS
(Cost: $131,137,628)		121,583,668

SHORT-TERM INVESTMENTS – 1.13%

MONEY MARKET FUNDS – 1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[d,e,f]	1,181,517	1,181,517
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[d,e,f]	169,794	169,794
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	17,665	17,665

		1,368,976

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,368,976)		1,368,976

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2011

Value
TOTAL INVESTMENTS IN SECURITIES – 100.95%
(Cost: $132,506,604)	$122,952,644

Other Assets, Less Liabilities – (0.95)%	(1,153,778)

NET ASSETS – 100.00%	$121,798,866

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.94%

BANKS – 1.49%
Compartamos SAB de CVa,b	11,469,600	$22,115,440

		22,115,440

BEVERAGES – 9.83%
Embotelladoras Arca SAB de CVb	1,968,300	10,713,851
Fomento Economico Mexicano SAB de CV BD Units	16,524,008	92,907,001
Grupo Modelo SAB de CV Series C	6,925,556	41,909,931

		145,530,783

BUILDING MATERIALS – 4.36%
Cemex SAB de CV CPO[a]	71,782,280	64,547,395

		64,547,395

CHEMICALS – 1.92%
Mexichem SAB de CV	7,915,031	28,456,039

		28,456,039

DIVERSIFIED FINANCIAL SERVICES – 6.90%
Bolsa Mexicana de Valores SAB de CVb	3,645,000	7,184,863
Financiera Independencia SAB de CVb	1,094,568	1,108,183
Grupo Financiero Banorte SAB de CV Series O	12,879,000	58,500,751
Grupo Financiero Inbursa SAB de CV Series O	8,432,100	35,423,253

		102,217,050

ENGINEERING & CONSTRUCTION – 3.83%
Carso Infraestructura y Construccion SAB de CV Series B1[a,b]	8,602,200	5,332,162
Empresas ICA SAB de CVa,b	4,908,674	11,302,588
Grupo Aeroportuario del Centro Norte SAB de CVb	1,944,000	3,452,751
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,516,100	20,975,723
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR[b]	287,712	15,732,092

		56,795,316

FOOD – 2.74%
Alsea SAB de CV	3,936,645	4,197,092

Security	Shares	Value
Gruma SAB de CV Series Ba,b	1,482,369	$3,018,767
Grupo Bimbo SAB de CV Series A	4,276,800	33,300,329

		40,516,188

FOREST PRODUCTS & PAPER – 2.45%
Bio Pappel SAB de CVa,b	413,100	375,561
Kimberly-Clark de Mexico SAB de CV Series A	6,172,200	35,937,972

		36,313,533

HOLDING COMPANIES – DIVERSIFIED – 4.07%
Alfa SAB de CV Series A	3,013,200	37,534,568
Grupo Carso SAB de CV Series A1	7,107,530	22,768,533

		60,303,101

HOME BUILDERS – 2.31%
Consorcio ARA SAB de CV	8,699,400	5,068,868
Corporacion Geo SAB de CV Series Ba,b	4,009,960	11,288,007
Desarrolladora Homex SAB de CVa	1,652,430	7,525,013
Urbi Desarrollos Urbanos SAB de CVa	4,738,500	10,374,219

		34,256,107

IRON & STEEL – 0.22%
Compania Minera Autlan SAB de CV Series Ba,b	388,800	1,136,243
Grupo Simec SAB de CV Series Ba,b	801,900	2,105,571

		3,241,814

MACHINERY – 0.53%
Industrias CH SAB de CV Series Ba,b	2,016,900	7,914,576

		7,914,576

MEDIA – 5.43%
Grupo Televisa SA CPO[a]	14,968,899	70,703,135
TV Azteca SAB de CV CPO[b]	13,972,500	9,758,058

		80,461,193

MINING – 11.46%
Grupo Mexico SAB de CV Series B	28,819,810	109,448,347
Industrias Penoles SAB de CV	899,100	31,278,083
Minera Frisco SAB de CVa	6,852,630	29,065,414

		169,791,844

PHARMACEUTICALS – 0.81%
Genomma Lab Internacional SAB de CV Series Ba,b	5,443,200	12,034,018

		12,034,018

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
REAL ESTATE – 0.51%
Inmuebles Carso SAB de CV Series B-1[a,b]	7,107,530	$7,524,894

		7,524,894

RETAIL – 13.00%
Controladora Comercial Mexicana SA de CV BC Units[a,b]	6,513,000	8,984,005
Grupo Elektra SA de CVb	631,820	26,363,648
Grupo Famsa SAB de CV Series Aa,b	1,895,415	3,429,120
Wal-Mart de Mexico SAB de CV Series V	53,727,300	153,728,594

		192,505,367

TELECOMMUNICATIONS – 28.08%
America Movil SAB de CV Series L	123,905,785	355,142,991
Axtel SAB de CV CPO[a,b]	11,299,500	6,481,138
Maxcom Telecomunicaciones SAB de CVa,b	1,823,000	920,578
Telefonos de Mexico SAB de CV Series L	58,684,500	53,303,249

		415,847,956

TOTAL COMMON STOCKS
(Cost: $1,385,623,088)		1,480,372,614

SHORT-TERM INVESTMENTS – 4.28%

MONEY MARKET FUNDS – 4.28%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	54,912,513	54,912,513
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	7,891,379	7,891,379
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	568,291	568,291

		63,372,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,372,183)		63,372,183

Value
TOTAL INVESTMENTS IN SECURITIES – 104.22%
(Cost: $1,448,995,271)	$1,543,744,797

Other Assets, Less Liabilities – (4.22)%	(62,510,481)

NET ASSETS – 100.00%	$1,481,234,316

CPO – Certificates of Participation (Ordinary)

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.93%

BANKS – 11.99%
Absa Group Ltd.	687,808	$12,860,995
FirstRand Ltd.	5,999,576	16,937,721
Nedbank Group Ltd.	382,624	7,046,980
Standard Bank Group Ltd.	2,529,032	36,391,703

		73,237,399

BUILDING MATERIALS – 0.74%
Pretoria Portland Cement Co. Ltd.	1,122,792	4,501,491

		4,501,491

COAL – 0.96%
Exxaro Resources Ltd.	266,640	5,858,045

		5,858,045

DIVERSIFIED FINANCIAL SERVICES – 3.37%
African Bank Investments Ltd.	1,540,352	7,946,996
Investec Ltd.	493,592	3,862,495
RMB Holdings Ltd.	1,581,712	8,762,152

		20,571,643

ELECTRONICS – 0.52%
Reunert Ltd.	379,984	3,165,142

		3,165,142

ENGINEERING & CONSTRUCTION – 1.08%
Aveng Ltd.	798,776	4,210,839
Murray & Roberts Holdings Ltd.	671,000	2,417,478

		6,628,317

FOOD – 4.27%
Shoprite Holdings Ltd.	867,504	12,051,705
SPAR Group Ltd. (The)	364,320	4,987,247
Tiger Brands Ltd.	344,080	9,044,494

		26,083,446

FOREST PRODUCTS & PAPER – 1.00%
Sappi Ltd.[a]	1,143,120	6,088,689

		6,088,689

HEALTH CARE – PRODUCTS – 1.06%
Aspen Pharmacare Holdings Ltd.[a]	553,168	6,497,027

		6,497,027

HEALTH CARE – SERVICES – 0.79%
Netcare Ltd.	2,297,240	4,830,161

		4,830,161

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 5.71%
Bidvest Group Ltd.	633,424	$14,241,211
Imperial Holdings Ltd.	358,072	5,799,600
Remgro Ltd.	921,536	14,867,447

		34,908,258

HOME FURNISHINGS – 1.53%
Steinhoff International Holdings Ltd.[a]	2,613,952	9,327,134

		9,327,134

INSURANCE – 4.34%
Discovery Holdings Ltd.	566,896	3,227,011
Liberty Holdings Ltd.	213,840	2,355,335
MMI Holdings Ltd.	2,241,360	5,248,860
Sanlam Ltd.	4,022,480	15,680,545

		26,511,751

IRON & STEEL – 2.71%
ArcelorMittal South Africa Ltd.	379,456	4,930,869
Kumba Iron Ore Ltd.	171,248	11,623,507

		16,554,376

MEDIA – 7.74%
Naspers Ltd. Class N	821,040	47,322,753

		47,322,753

MINING – 21.43%
African Rainbow Minerals Ltd.	226,512	6,894,220
Anglo Platinum Ltd.[a]	140,184	13,676,882
AngloGold Ashanti Ltd.	811,272	39,691,129
Gold Fields Ltd.	1,531,816	27,547,765
Harmony Gold Mining Co. Ltd.	822,712	9,630,842
Impala Platinum Holdings Ltd.	1,075,536	31,852,004
Northam Platinum Ltd.[b]	231,088	1,648,476

		130,941,318

OIL & GAS – 11.03%
Sasol Ltd.	1,227,864	67,412,592

		67,412,592

REAL ESTATE – 2.28%
Growthpoint Properties Ltd.	3,344,616	8,179,525
Redefine Properties Ltd.	5,439,192	5,761,316

		13,940,841

RETAIL – 5.06%
Foschini Group Ltd. (The)	435,072	4,924,385
Massmart Holdings Ltd.	410,696	8,522,813
Pick’n Pay Stores Ltd.	460,064	3,079,006

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2011

Security	Shares	Value
Truworths International Ltd.	922,152	$8,473,265
Woolworths Holdings Ltd.	1,535,248	5,907,310

		30,906,779

TELECOMMUNICATIONS – 12.32%
MTN Group Ltd.	3,606,944	63,883,877
Telkom South Africa Ltd.	554,224	2,831,402
Vodacom Group Ltd.	791,736	8,545,987

		75,261,266

TOTAL COMMON STOCKS
(Cost: $582,870,102)		610,548,428

SHORT-TERM INVESTMENTS – 0.31%

MONEY MARKET FUNDS – 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	1,546,153	1,546,153
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	222,195	222,195
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	130,504	130,504

		1,898,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,898,852)		1,898,852

TOTAL INVESTMENTS IN SECURITIES – 100.24%
(Cost: $584,768,954)		612,447,280

Other Assets, Less Liabilities – (0.24)%		(1,464,923)

NET ASSETS – 100.00%		$610,982,357

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.97%

AEROSPACE & DEFENSE – 0.33%
Aselsan Elektronik Sanayi ve TAS	357,072	$1,678,029

		1,678,029

AIRLINES – 1.67%
Turk Hava Yollari Anonim Ortakligi[a]	3,029,230	8,480,784

		8,480,784

AUTO MANUFACTURERS – 0.18%
Otokar Otomotiv Ve Savunma Sanayi ASb	63,491	902,650

		902,650

BANKS – 41.31%
Akbank TAS	9,086,998	42,476,406
Albaraka Turk Katilim Bankasi ASb	1,421,195	1,953,899
Asya Katilim Bankasi AS	3,400,142	5,482,044
Sekerbank TAS[b]	1,976,871	1,939,562
Tekstil Bankasi ASa	784,036	445,865
Turkiye Garanti Bankasi AS	15,904,928	70,370,510
Turkiye Halk Bankasi AS	2,365,602	17,148,471
Turkiye Is Bankasi ASb	11,924,717	37,111,043
Turkiye Vakiflar Bankasi TAO	5,771,793	13,958,779
Yapi ve Kredi Bankasi ASa	6,580,575	18,341,060

		209,227,639

BEVERAGES – 5.14%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,533,818	20,703,955
Coca-Cola Icecek AS	481,632	5,327,388

		26,031,343

BUILDING MATERIALS – 2.53%
Adana Cimento Sanayii TAS Class A	434,922	1,440,500
Afyon Cimento Sanayi TAS	5,363	658,561
Akcansa Cimento Sanayi ve TAS[b]	361,916	1,546,998
Baticim Bati Anodolu Cimento Sanayii AS	241,681	1,214,295
Bolu Cimento Sanayii AS	540,452	530,252
Bursa Cimento Fabrikasi AS	361,051	1,060,455
Cimsa Cimento Sanayi ve TAS[b]	306,383	1,723,189
Goltas Goller Bolgesi Cimento Sanayi ve TAS	21,798	1,382,638
Konya Cimento Sanayii AS	7,439	1,459,721

Security	Shares	Value
Mardin Cimento Sanayii ve TAS[b]	372,988	$1,794,780

		12,811,389

CHEMICALS – 1.73%
Aksa Akrilik Kimya Sanayii AS	630,066	1,445,034
Bagfas Bandirma Gubre Fabrikalari ASa	13,667	1,503,182
Gubre Fabrikalari TAS[a,b]	157,949	1,436,172
Petkim Petrokimya Holding ASa,b	3,029,230	4,372,904

		8,757,292

COMMERCIAL SERVICES – 0.82%
Ihlas Holding ASa,b	2,247,097	2,134,475
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	735,769	2,004,720

		4,139,195

DISTRIBUTION & WHOLESALE – 0.71%
Aygaz AS	681,793	3,604,529

		3,604,529

DIVERSIFIED FINANCIAL SERVICES – 1.02%
Is Finansal Fabrikasi ASa	1,000,978	944,555
Is Yatirim Menkul Degerler AS	452,914	761,366
Turkiye Sinai Kalkinma Bankasi ASb	2,115,964	3,477,681

		5,183,602

ELECTRIC – 0.53%
Akenerji Elektrik Uretim ASa,b	853,236	1,519,637
Zorlu Enerji Elektrik Uretim ASa,b	748,571	1,160,140

		2,679,777

ENGINEERING & CONSTRUCTION – 1.41%
Enka Insaat ve Sanayi AS	2,164,750	7,142,782

		7,142,782

ENTERTAINMENT – 0.61%
Besiktas Futbol Yatirimlar Sanayi ve Ticaret ASa	90,825	577,802
Fenerbahce Sportif Hizmetler Sanayi ve TAS	28,372	1,671,079
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	4,152	869,216

		3,118,097

FOOD – 4.86%
Banvit Bandirma Vitaminli Yem Sanayii ASa,b	188,743	524,876
BIM Birlesik Magazalar AS	632,488	19,881,356
Pinar Sut Mamulleri Sanayii AS	136,497	1,104,635

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
Tat Konserve Sanayii ASa	363,127	$814,664
Ulker Biskuvi Sanayi AS	711,549	2,294,459

		24,619,990

FOREST PRODUCTS & PAPER – 0.64%
Ipek Matbaacilik Sanayi ve TAS[a]	395,997	772,098
Kartonsan Karton Sanayi ve TAS	14,013	1,887,140
Tire Kutu Ve Kagit Sanayii ASa,b	604,289	566,450

		3,225,688

HOLDING COMPANIES – DIVERSIFIED – 9.86%
Alarko Holding ASb	506,371	1,034,766
Dogan Sirketler Grubu Holdings ASa,b	6,489,750	4,785,593
Eczacibasi Yatirim Holding Ortakligi ASb	240,470	739,353
Haci Omer Sabanci Holding AS	4,633,805	18,590,819
KOC Holding AS	4,573,255	19,148,113
Tekfen Holding ASb	980,737	3,285,058
Yazicilar Holding AS	302,577	2,354,133

		49,937,835

HOME FURNISHINGS – 1.78%
Arcelik AS	1,535,202	7,118,609
Vestel Beyaz Esya Sanayi ve TAS[b]	502,392	960,705
Vestel Elektronik Sanayi ve TAS[a]	632,142	924,393

		9,003,707

HOUSEWARES – 0.24%
Anadolu Cam Sanayii ASa	657,054	1,219,504

		1,219,504

INSURANCE – 1.14%
Aksigorta ASb	923,474	1,102,259
Anadolu Anonim Turk Sigorta Sirketi[b]	1,698,342	1,284,211
Anadolu Hayat Emeklilik ASb	377,313	1,061,060
Gunes Sigorta ASa	281,990	341,870
Yapi Kredi Sigorta ASa,b	211,752	1,965,078

		5,754,478

IRON & STEEL – 2.71%
Eregli Demir ve Celik Fabrikalari TAS[a]	3,029,057	9,351,046
Izmir Demir Celik Sanayi ASa	283,893	867,539
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	1,414,275	910,326
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ba	697,882	501,540

Security	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da,b	4,327,768	$2,082,478

		13,712,929

LODGING – 0.17%
Net Holding ASa	1,025,890	865,486

		865,486

MACHINERY – 0.31%
Turk Traktor ve Ziraat Makineleri AS	101,205	1,577,968

		1,577,968

MANUFACTURING – 0.49%
Trakya Cam Sanayii ASa	1,371,024	2,476,103

		2,476,103

MEDIA – 0.88%
Dogan Gazetecilik ASa	239,951	449,853
Dogan Yayin Holding ASa,b	1,893,312	2,271,690
Hurriyet Gazetecilik ve Matbaacilik AS	1,462,196	1,745,278

		4,466,821

METAL FABRICATE & HARDWARE – 0.12%
Borusan Mannesmann Boru Sanayi ve TAS	64,529	625,047

		625,047

MINING – 1.02%
Koza Altin Isletmeleri ASb	346,865	4,064,316
Park Elektrik Uretim Madencilik Sanayi ve TAS[a,b]	507,928	1,120,476

		5,184,792

OIL & GAS – 4.66%
Turkiye Petrol Rafinerileri AS	948,386	23,588,153

		23,588,153

PHARMACEUTICALS – 0.80%
Deva Holding ASa	612,247	1,033,038
EIS Eczacibasi Ilac Sanayi ve TAS[b]	1,244,216	1,679,482
Selcuk Ecza Deposu Ticaret ve Sanayi AS	939,390	1,361,945

		4,074,465

REAL ESTATE INVESTMENT TRUSTS – 1.16%
Akmerkez Gayrimenkul Yatirim Ortakligi ASb	57,090	2,443,860
Is Gayrimenkul Yatirim Ortakligi AS	1,699,725	1,848,220

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
Sinpas Gayrimenkul Yatirim
Ortakligi ASa,b	1,348,362	$1,592,554

		5,884,634

RETAIL – 0.75%
Boyner Buyuk Magazacilik ASa	278,011	672,355
Dogus Otomotiv Servis ve TAS[a]	583,183	1,960,708
Turcas Petrolculuk ASb	512,771	1,172,818

		3,805,881

TELECOMMUNICATIONS – 10.26%
Nortel Networks Netas Telekomunikasyon ASb	17,127	1,642,916
Turk Telekomunikasyon AS	3,976,405	17,692,791
Turkcell Iletisim Hizmetleri ASb	5,832,003	32,655,135

		51,990,842

TRANSPORTATION – 0.13%
Celebi Hava Servisi AS	45,672	645,036

		645,036

TOTAL COMMON STOCKS
(Cost: $557,268,543)		506,416,467

SHORT-TERM INVESTMENTS – 9.05%

MONEY MARKET FUNDS – 9.05%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	38,912,274	38,912,274
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	5,592,013	5,592,013
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	1,320,182	1,320,182

		45,824,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,824,469)		45,824,469

TOTAL INVESTMENTS IN SECURITIES – 109.02%
(Cost: $603,093,012)		552,240,936

Other Assets, Less Liabilities – (9.02)%		(45,706,569)

NET ASSETS – 100.00%		$506,534,367

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI USA INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.18%
Interpublic Group of Companies Inc. (The)[a]	54	$713
Omnicom Group Inc.	37	1,883

		2,596

AEROSPACE & DEFENSE – 1.95%
Boeing Co. (The)	78	5,617
General Dynamics Corp.	38	2,893
Goodrich Corp.	14	1,207
L-3 Communications Holdings Inc.	13	1,031
Lockheed Martin Corp.	36	2,850
Northrop Grumman Corp.	33	2,200
Raytheon Co.	44	2,253
Rockwell Collins Inc.	17	1,095
United Technologies Corp.	101	8,438

		27,584

AGRICULTURE – 2.12%
Altria Group Inc.	235	5,962
Archer-Daniels-Midland Co.	73	2,714
Bunge Ltd.	15	1,083
Lorillard Inc.	18	1,382
Monsanto Co.	62	4,457
Philip Morris International Inc.	206	12,933
Reynolds American Inc.	42	1,441

		29,972

AIRLINES – 0.05%
Delta Air Lines Inc.[a]	22	247
Southwest Airlines Co.	20	237
United Continental Holdings Inc.[a]	9	216

		700

APPAREL – 0.53%
Coach Inc.	35	1,922
Nike Inc. Class B	43	3,828
Polo Ralph Lauren Corp.	6	760
VF Corp.	10	957

		7,467

AUTO MANUFACTURERS – 0.63%
Ford Motor Co.[a]	335	5,042
General Motors Co.[a]	59	1,978
PACCAR Inc.	38	1,905

		8,925

Security	Shares	Value

AUTO PARTS & EQUIPMENT – 0.42%
Autoliv Inc.	10	$749
BorgWarner Inc.[a]	13	1,009
Goodyear Tire & Rubber Co. (The)[a]	25	354
Johnson Controls Inc.	78	3,182
TRW Automotive Holdings Corp.[a]	12	682

		5,976

BANKS – 4.30%
Bank of America Corp.	1,133	16,191
Bank of New York Mellon Corp. (The)	137	4,163
BB&T Corp.	80	2,208
Comerica Inc.	19	739
Fifth Third Bancorp	91	1,329
KeyCorp	97	887
M&T Bank Corp.	10	880
Marshall & Ilsley Corp.	55	427
Northern Trust Corp.	24	1,238
PNC Financial Services Group Inc. (The)[b]	59	3,640
Regions Financial Corp.	131	1,001
State Street Corp.	58	2,594
SunTrust Banks Inc.	56	1,689
U.S. Bancorp	217	6,017
Wells Fargo & Co.	556	17,937

		60,940

BEVERAGES – 2.15%
Brown-Forman Corp. Class B NVS	9	622
Coca-Cola Co. (The)	234	14,957
Coca-Cola Enterprises Inc.	32	842
Constellation Brands Inc. Class Aa	22	447
Dr Pepper Snapple Group Inc.	28	1,010
Hansen Natural Corp.[a]	8	460
Molson Coors Brewing Co. Class B NVS	17	778
PepsiCo Inc.	179	11,352

		30,468

BIOTECHNOLOGY – 1.18%
Alexion Pharmaceuticals Inc.[a]	10	963
Amgen Inc.[a]	104	5,338
Biogen Idec Inc.[a]	30	2,052
Celgene Corp.[a]	53	2,814
Genzyme Corp.[a]	25	1,886
Human Genome Sciences Inc.[a]	22	551
Illumina Inc.[a]	14	972

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2011

Security	Shares	Value
Life Technologies Corp.[a]	20	$1,067
Vertex Pharmaceuticals Inc.[a]	24	1,120

		16,763

BUILDING MATERIALS – 0.07%
Martin Marietta Materials Inc.	5	444
Masco Corp.	40	544

		988

CHEMICALS – 2.01%
Air Products and Chemicals Inc.	25	2,300
Airgas Inc.	8	501
Celanese Corp. Series A	16	663
CF Industries Holdings Inc.	8	1,130
Dow Chemical Co. (The)	130	4,831
E.I. du Pont de Nemours and Co.	103	5,652
Eastman Chemical Co.	8	747
Ecolab Inc.	26	1,265
FMC Corp.	8	619
International Flavors & Fragrances Inc.	9	513
Lubrizol Corp.	8	871
LyondellBasell Industries NV Class Aa	32	1,219
Mosaic Co. (The)	17	1,459
PPG Industries Inc.	20	1,768
Praxair Inc.	35	3,478
Sherwin-Williams Co. (The)	11	903
Sigma-Aldrich Corp.	9	575

		28,494

COAL – 0.32%
Alpha Natural Resources Inc.[a]	13	705
Arch Coal Inc.	18	603
CONSOL Energy Inc.	24	1,217
Peabody Energy Corp.	30	1,965

		4,490

COMMERCIAL SERVICES – 1.29%
Alliance Data Systems Corp.[a]	6	472
Apollo Group Inc. Class Aa	16	724
DeVry Inc.	7	380
Equifax Inc.	14	501
H&R Block Inc.	37	562
Iron Mountain Inc.	20	520
Lender Processing Services Inc.	11	375
Manpower Inc.	9	572

Security	Shares	Value
MasterCard Inc. Class A	11	$2,646
McKesson Corp.	30	2,378
Moody’s Corp.	22	702
Pharmaceutical Product Development Inc.	12	330
Quanta Services Inc.[a]	23	525
R.R. Donnelley & Sons Co.	23	428
Robert Half International Inc.	16	510
SAIC Inc.[a]	44	719
Verisk Analytics Inc. Class Aa	12	388
Visa Inc. Class A	54	3,945
Western Union Co.	76	1,671

		18,348

COMPUTERS – 6.60%
Accenture PLC Class A	72	3,707
Apple Inc.[a]	102	36,027
Cognizant Technology Solutions Corp. Class Aa	33	2,537
Computer Sciences Corp.	17	818
Dell Inc.[a]	199	3,150
EMC Corp.[a]	231	6,286
Hewlett-Packard Co.	266	11,606
IHS Inc. Class Aa	5	418
International Business Machines Corp.	142	22,987
NetApp Inc.[a]	37	1,911
SanDisk Corp.[a]	25	1,240
Seagate Technology PLC[a]	55	698
Synopsys Inc.[a]	16	444
Teradata Corp.[a]	19	909
Western Digital Corp.[a]	25	764

		93,502

COSMETICS & PERSONAL CARE – 1.86%
Avon Products Inc.	48	1,335
Colgate-Palmolive Co.	52	4,083
Estee Lauder Companies Inc. (The) Class A	12	1,133
Procter & Gamble Co. (The)	314	19,798

		26,349

DISTRIBUTION & WHOLESALE – 0.20%
Fastenal Co.[c]	15	932
Genuine Parts Co.	18	948
W.W. Grainger Inc.	7	933

		2,813

DIVERSIFIED FINANCIAL SERVICES – 5.56%
American Express Co.	121	5,272

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2011

Security	Shares	Value
Ameriprise Financial Inc.	28	$1,773
BlackRock Inc.[b]	10	2,040
Capital One Financial Corp.	53	2,638
Charles Schwab Corp. (The)	115	2,182
CIT Group Inc.[a]	22	953
Citigroup Inc.[a]	3,272	15,313
CME Group Inc.	8	2,490
Discover Financial Services	60	1,305
Eaton Vance Corp.	12	376
Franklin Resources Inc.	18	2,261
Goldman Sachs Group Inc. (The)	55	9,008
IntercontinentalExchange Inc.[a]	7	897
Invesco Ltd.	47	1,261
Jefferies Group Inc.	11	265
JPMorgan Chase & Co.	449	20,964
Legg Mason Inc.	18	652
Morgan Stanley	143	4,244
NASDAQ OMX Group Inc. (The)[a]	16	458
NYSE Euronext Inc.	29	1,073
SLM Corp.[a]	52	771
T. Rowe Price Group Inc.	30	2,009
TD Ameritrade Holding Corp.	29	632

		78,837

ELECTRIC – 2.85%
AES Corp. (The)[a]	74	915
Alliant Energy Corp.	12	473
Ameren Corp.	26	727
American Electric Power Co. Inc.	53	1,896
Calpine Corp.[a]	39	590
CenterPoint Energy Inc.	41	650
Consolidated Edison Inc.	33	1,649
Constellation Energy Group Inc.	20	621
Dominion Resources Inc.	69	3,149
DTE Energy Co.	18	847
Duke Energy Corp.	150	2,699
Edison International	34	1,262
Entergy Corp.	21	1,495
Exelon Corp.	76	3,174
FirstEnergy Corp.	46	1,762
Integrys Energy Group Inc.	8	392
MDU Resources Group Inc.	20	429
NextEra Energy Inc.	45	2,496
Northeast Utilities	19	647

Security	Shares	Value
NRG Energy Inc.[a]	28	$560
NSTAR	12	542
Pepco Holdings Inc.	24	450
PG&E Corp.	41	1,888
Pinnacle West Capital Corp.	12	507
PPL Corp.	52	1,322
Progress Energy Inc.	31	1,417
Public Service Enterprise Group Inc.	56	1,831
SCANA Corp.	13	526
Southern Co.	91	3,468
Wisconsin Energy Corp.	13	770
Xcel Energy Inc.	50	1,197

		40,351

ELECTRICAL COMPONENTS & EQUIPMENT – 0.45%
AMETEK Inc.	18	755
Emerson Electric Co.	86	5,131
Energizer Holdings Inc.[a]	7	468

		6,354

ELECTRONICS – 0.79%
Agilent Technologies Inc.[a]	38	1,599
Amphenol Corp. Class A	19	1,092
Arrow Electronics Inc.[a]	13	510
Avnet Inc.[a]	17	582
Dolby Laboratories Inc. Class Aa	6	303
Flextronics International Ltd.[a]	90	728
FLIR Systems Inc.	17	549
Garmin Ltd.	13	441
Thermo Fisher Scientific Inc.[a]	47	2,624
Tyco Electronics Ltd.	51	1,838
Waters Corp.[a]	12	997

		11,263

ENERGY – ALTERNATE SOURCES – 0.06%
First Solar Inc.[a]	6	884

		884

ENGINEERING & CONSTRUCTION – 0.26%
Fluor Corp.	20	1,415
Foster Wheeler AGa	14	506
Jacobs Engineering Group Inc.[a]	14	701
KBR Inc.	18	590
URS Corp.[a]	9	419

		3,631

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2011

Security	Shares	Value

ENTERTAINMENT – 0.04%
International Game Technology	33	$543

		543

ENVIRONMENTAL CONTROL – 0.25%
Republic Services Inc.	42	1,244
Stericycle Inc.[a]	3	259
Waste Management Inc.	54	2,001

		3,504

FOOD – 1.77%
Campbell Soup Co.	23	774
ConAgra Foods Inc.	49	1,135
General Mills Inc.	76	2,823
H.J. Heinz Co.	35	1,758
Hershey Co. (The)	18	942
Hormel Foods Corp.	16	438
J.M. Smucker Co. (The)	13	895
Kellogg Co.	31	1,660
Kraft Foods Inc. Class A	198	6,304
Kroger Co. (The)	70	1,603
McCormick & Co. Inc. NVS	13	619
Ralcorp Holdings Inc.[a]	6	389
Safeway Inc.	45	982
Sara Lee Corp.	73	1,250
Sysco Corp.	69	1,918
Tyson Foods Inc. Class A	32	596
Whole Foods Market Inc.	16	937

		25,023

FOREST PRODUCTS & PAPER – 0.32%
International Paper Co.	45	1,250
MeadWestvaco Corp.	19	558
Plum Creek Timber Co. Inc.	18	755
Rayonier Inc.	9	552
Weyerhaeuser Co.	60	1,465

		4,580

GAS – 0.17%
Energen Corp.	8	489
NiSource Inc.	30	575
Sempra Energy	26	1,384

		2,448

HAND & MACHINE TOOLS – 0.09%
Stanley Black & Decker Inc.	17	1,289

		1,289

Security	Shares	Value

HEALTH CARE – PRODUCTS – 3.25%
Baxter International Inc.	68	$3,614
Beckman Coulter Inc.	8	665
Becton, Dickinson and Co.	26	2,080
Boston Scientific Corp.[a]	167	1,196
C.R. Bard Inc.	11	1,075
CareFusion Corp.[a]	21	574
Covidien PLC	58	2,984
DENTSPLY International Inc.	8	299
Edwards Lifesciences Corp.[a]	14	1,190
Henry Schein Inc.[a]	6	414
Hologic Inc.[a]	28	565
Intuitive Surgical Inc.[a]	4	1,312
Johnson & Johnson	300	18,432
Medtronic Inc.	126	5,030
Patterson Companies Inc.	10	334
St. Jude Medical Inc.[a]	37	1,771
Stryker Corp.	33	2,088
Varian Medical Systems Inc.[a]	14	970
Zimmer Holdings Inc.[a]	24	1,496

		46,089

HEALTH CARE – SERVICES – 1.09%
Aetna Inc.	48	1,793
Covance Inc.[a]	7	395
Coventry Health Care Inc.[a]	16	483
DaVita Inc.[a]	11	873
Humana Inc.[a]	19	1,235
Laboratory Corp. of America Holdings[a]	12	1,082
Quest Diagnostics Inc.	17	965
UnitedHealth Group Inc.	132	5,621
WellPoint Inc.[a]	45	2,991

		15,438

HOLDING COMPANIES – DIVERSIFIED – 0.05%
Leucadia National Corp.	21	696

		696

HOME BUILDERS – 0.05%
D.R. Horton Inc.	32	379
Toll Brothers Inc.[a]	15	319

		698

HOME FURNISHINGS – 0.05%
Whirlpool Corp.	9	743

		743

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2011

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES – 0.41%
Avery Dennison Corp.	11	$439
Church & Dwight Co. Inc.	8	604
Clorox Co. (The)	15	1,016
Fortune Brands Inc.	17	1,052
Kimberly-Clark Corp.	41	2,702

		5,813

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	31	600

		600

INSURANCE – 3.56%
ACE Ltd.	39	2,467
Aflac Inc.	53	3,120
Allstate Corp. (The)	57	1,811
American International Group Inc.[a,c]	13	482
Aon Corp.	27	1,421
Arch Capital Group Ltd.[a]	1	91
Assurant Inc.	13	528
Axis Capital Holdings Ltd.	15	545
Berkshire Hathaway Inc. Class Ba	93	8,117
Chubb Corp. (The)	38	2,306
CIGNA Corp.	30	1,262
Cincinnati Financial Corp.	17	579
Everest Re Group Ltd.	7	621
Fidelity National Financial Inc. Class A	24	332
Genworth Financial Inc. Class Aa	54	714
Hartford Financial Services Group Inc. (The)	46	1,362
Lincoln National Corp.	33	1,047
Loews Corp.	38	1,643
Marsh & McLennan Companies Inc.	58	1,766
MetLife Inc.	101	4,783
Old Republic International Corp.	27	337
PartnerRe Ltd.	7	555
Principal Financial Group Inc.	35	1,199
Progressive Corp. (The)	71	1,479
Prudential Financial Inc.	53	3,489
RenaissanceRe Holdings Ltd.	7	469
Torchmark Corp.	9	587
Transatlantic Holdings Inc.	7	357
Travelers Companies Inc. (The)	53	3,176
Unum Group	37	982
Validus Holdings Ltd.	10	309
W.R. Berkley Corp.	16	479

Security	Shares	Value
White Mountains Insurance Group Ltd.	1	$380
Willis Group Holdings PLC[c]	19	739
XL Group PLC	38	887

		50,421

INTERNET – 2.83%
Akamai Technologies Inc.[a]	19	713
Amazon.com Inc.[a]	40	6,931
eBay Inc.[a]	134	4,490
Expedia Inc.	22	437
F5 Networks Inc.[a]	9	1,062
Google Inc. Class Aa	27	16,562
Liberty Media Corp. – Liberty Interactive Group Series Aa	63	1,012
McAfee Inc.[a]	17	815
Netflix Inc.[a]	5	1,033
Priceline.com Inc.[a]	5	2,269
Symantec Corp.[a]	90	1,623
VeriSign Inc.	21	741
Yahoo! Inc.[a]	144	2,362

		40,050

IRON & STEEL – 0.33%
Allegheny Technologies Inc.	10	671
Cliffs Natural Resources Inc.	15	1,456
Nucor Corp.	35	1,678
United States Steel Corp.	16	920

		4,725

LEISURE TIME – 0.28%
Carnival Corp.	54	2,304
Harley-Davidson Inc.	26	1,061
Royal Caribbean Cruises Ltd.[a]	15	657

		4,022

LODGING – 0.42%
Las Vegas Sands Corp.[a]	36	1,679
Marriott International Inc. Class A	33	1,294
MGM Resorts International[a]	29	404
Starwood Hotels & Resorts Worldwide Inc.	21	1,283
Wynn Resorts Ltd.	10	1,230

		5,890

MACHINERY – 1.30%
AGCO Corp.[a]	10	548
Bucyrus International Inc.	9	819
Caterpillar Inc.	71	7,308

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2011

Security	Shares	Value
Cummins Inc.	23	$2,326
Deere & Co.	47	4,237
Flowserve Corp.	6	750
Joy Global Inc.	11	1,071
Rockwell Automation Inc.	16	1,404

		18,463

MANUFACTURING – 4.11%
3M Co.	76	7,009
Cooper Industries PLC	19	1,223
Danaher Corp.	64	3,238
Dover Corp.	21	1,349
Eaton Corp.	19	2,105
General Electric Co.	1,206	25,229
Honeywell International Inc.	83	4,807
Illinois Tool Works Inc.	50	2,705
Ingersoll-Rand PLC	38	1,721
ITT Corp.	19	1,101
Leggett & Platt Inc.	16	369
Pall Corp.	13	707
Parker Hannifin Corp.	18	1,605
Pentair Inc.	10	371
Roper Industries Inc.	10	841
SPX Corp.	5	399
Textron Inc.	30	813
Tyco International Ltd.	59	2,675

		58,267

MEDIA – 3.13%
Cablevision NY Group Class A	27	995
CBS Corp. Class B NVS	71	1,694
Comcast Corp. Class A	222	5,719
Comcast Corp. Class A Special	87	2,116
DIRECTV Class Aa	103	4,735
Discovery Communications Inc. Series Aa	15	647
Discovery Communications Inc. Series Ca	16	609
DISH Network Corp. Class Aa	2	46
Liberty Global Inc. Series Aa	14	589
Liberty Global Inc. Series Ca	13	519
McGraw-Hill Companies Inc. (The)	35	1,354
News Corp. Class A NVS	208	3,613
News Corp. Class B	49	902
Scripps Networks Interactive Inc. Class A	10	519
Time Warner Cable Inc.	41	2,959
Time Warner Inc.	129	4,928

Security	Shares	Value
Viacom Inc. Class B NVS	64	$2,858
Walt Disney Co. (The)	207	9,054
Washington Post Co. (The) Class B	1	433

		44,289

METAL FABRICATE & HARDWARE – 0.16%
Precision Castparts Corp.	16	2,268

		2,268

MINING – 0.80%
Alcoa Inc.	117	1,971
Freeport-McMoRan Copper & Gold Inc.	108	5,719
Newmont Mining Corp.	55	3,040
Vulcan Materials Co.[c]	14	642

		11,372

OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.	23	579
Xerox Corp.	148	1,591

		2,170

OIL & GAS – 10.16%
Anadarko Petroleum Corp.	56	4,582
Apache Corp.	43	5,359
Cabot Oil & Gas Corp.	11	502
Chesapeake Energy Corp.	74	2,635
Chevron Corp.	226	23,447
Cimarex Energy Co.	9	1,045
Concho Resources Inc.[a]	10	1,065
ConocoPhillips	160	12,459
Denbury Resources Inc.[a]	42	1,018
Devon Energy Corp.	49	4,481
Diamond Offshore Drilling Inc.	8	626
EOG Resources Inc.	29	3,257
EQT Corp.	15	739
Exxon Mobil Corp.	568	48,581
Helmerich & Payne Inc.	12	780
Hess Corp.	33	2,872
Marathon Oil Corp.	82	4,067
Murphy Oil Corp.	20	1,471
Nabors Industries Ltd.[a]	31	883
Newfield Exploration Co.[a]	15	1,092
Noble Corp.	29	1,297
Noble Energy Inc.	21	1,946
Occidental Petroleum Corp.	92	9,381
Petrohawk Energy Corp.[a]	33	713

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2011

Security	Shares	Value
Pioneer Natural Resources Co.	13	$1,330
Plains Exploration & Production Co.[a]	15	588
Pride International Inc.[a]	19	789
QEP Resources Inc.	19	751
Range Resources Corp.	20	1,086
Rowan Companies Inc.[a]	13	555
Southwestern Energy Co.[a]	38	1,500
Sunoco Inc.	13	544
Ultra Petroleum Corp.[a]	17	771
Valero Energy Corp.	62	1,747

		143,959

OIL & GAS SERVICES – 2.24%
Baker Hughes Inc.	50	3,552
Cameron International Corp.[a]	27	1,596
FMC Technologies Inc.[a]	13	1,223
Halliburton Co.	104	4,882
National Oilwell Varco Inc.	49	3,899
Schlumberger Ltd.	156	14,574
Weatherford International Ltd.[a]	83	2,007

		31,733

PACKAGING & CONTAINERS – 0.18%
Ball Corp.	20	722
Crown Holdings Inc.[a]	18	693
Owens-Illinois Inc.[a]	19	579
Sealed Air Corp.	18	495

		2,489

PHARMACEUTICALS – 4.81%
Abbott Laboratories	175	8,418
Allergan Inc.	34	2,522
AmerisourceBergen Corp.	32	1,213
Bristol-Myers Squibb Co.	194	5,007
Cardinal Health Inc.	40	1,666
Cephalon Inc.[a]	8	450
Eli Lilly and Co.	117	4,044
Express Scripts Inc.[a]	52	2,923
Forest Laboratories Inc.[a]	33	1,069
Gilead Sciences Inc.[a]	94	3,664
Hospira Inc.[a]	18	951
Mead Johnson Nutrition Co. Class A	23	1,377
Medco Health Solutions Inc.[a]	53	3,267
Merck & Co. Inc.	346	11,269
Mylan Inc.[a]	34	778

Security	Shares	Value
Omnicare Inc.	13	$372
Perrigo Co.	9	688
Pfizer Inc.	914	17,585
Warner Chilcott PLC Class A	12	284
Watson Pharmaceuticals Inc.[a]	11	616

		68,163

PIPELINES – 0.48%
El Paso Corp.	77	1,432
Kinder Morgan Management LLC[a]	9	591
ONEOK Inc.	11	710
Spectra Energy Corp.	73	1,953
Williams Companies Inc. (The)	69	2,095

		6,781

REAL ESTATE – 0.06%
CB Richard Ellis Group Inc. Class Aa	33	826

		826

REAL ESTATE INVESTMENT TRUSTS – 1.69%
AMB Property Corp.	18	655
Annaly Capital Management Inc.	75	1,345
AvalonBay Communities Inc.	9	1,089
Boston Properties Inc.	17	1,631
Duke Realty Corp.	25	352
Equity Residential	31	1,708
Federal Realty Investment Trust	7	589
General Growth Properties Inc.[a]	49	780
HCP Inc.	32	1,216
Health Care REIT Inc.	14	731
Host Hotels & Resorts Inc.	70	1,288
Kimco Realty Corp.	44	853
Liberty Property Trust	12	405
Macerich Co. (The)	15	760
ProLogis	52	846
Public Storage	17	1,908
Regency Centers Corp.	10	452
Simon Property Group Inc.	38	4,182
Ventas Inc.	17	942
Vornado Realty Trust	24	2,240

		23,972

RETAIL – 5.65%
Abercrombie & Fitch Co. Class A	10	574
Advance Auto Parts Inc.	10	627
American Eagle Outfitters Inc.	21	322

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2011

Security	Shares	Value
AutoZone Inc.[a]	3	$774
Bed Bath & Beyond Inc.[a]	29	1,396
Best Buy Co. Inc.	40	1,290
CarMax Inc.[a]	25	884
Chipotle Mexican Grill Inc.[a]	3	735
Costco Wholesale Corp.	44	3,291
CVS Caremark Corp.	157	5,190
Darden Restaurants Inc.	15	707
Dollar General Corp.[a]	10	282
Dollar Tree Inc.[a]	15	755
Family Dollar Stores Inc.	15	751
GameStop Corp. Class Aa	17	339
Gap Inc. (The)	54	1,217
Home Depot Inc. (The)	193	7,232
J.C. Penney Co. Inc.	23	804
Kohl’s Corp.[a]	34	1,832
Limited Brands Inc.	30	961
Lowe’s Companies Inc.	165	4,318
Macy’s Inc.	47	1,123
McDonald’s Corp.	122	9,233
Nordstrom Inc.	22	996
O’Reilly Automotive Inc.[a]	15	834
PetSmart Inc.	14	572
Ross Stores Inc.	14	1,009
Sears Holdings Corp.[a,c]	5	417
Staples Inc.	82	1,747
Starbucks Corp.	86	2,836
Target Corp.	81	4,256
Tiffany & Co.	14	862
TJX Companies Inc. (The)	47	2,344
Urban Outfitters Inc.[a]	14	537
Wal-Mart Stores Inc.	223	11,591
Walgreen Co.	112	4,854
Yum! Brands Inc.	52	2,617

		80,109

SAVINGS & LOANS – 0.11%
Hudson City Bancorp Inc.	20	230
New York Community Bancorp Inc.	44	821
People’s United Financial Inc.	41	540

		1,591

SEMICONDUCTORS – 2.64%
Advanced Micro Devices Inc.[a]	63	580
Altera Corp.	33	1,381

Security	Shares	Value
Analog Devices Inc.	32	$1,276
Applied Materials Inc.	151	2,481
Avago Technologies Ltd.	18	612
Broadcom Corp. Class A	51	2,102
Cree Inc.[a]	11	579
Intel Corp.	625	13,419
KLA-Tencor Corp.	19	928
Lam Research Corp.[a]	14	769
Linear Technology Corp.	25	864
LSI Corp.[a]	72	453
Marvell Technology Group Ltd.[a]	58	1,060
Maxim Integrated Products Inc.	34	938
MEMC Electronic Materials Inc.[a]	25	339
Microchip Technology Inc.	20	738
Micron Technology Inc.[a]	94	1,046
National Semiconductor Corp.	26	403
NVIDIA Corp.[a]	61	1,382
Texas Instruments Inc.	142	5,057
Xilinx Inc.	31	1,031

		37,438

SOFTWARE – 4.14%
Activision Blizzard Inc.[a]	63	700
Adobe Systems Inc.[a]	58	2,001
Autodesk Inc.[a]	25	1,051
Automatic Data Processing Inc.	50	2,500
BMC Software Inc.[a]	20	990
CA Inc.	46	1,140
Cerner Corp.[a]	8	804
Citrix Systems Inc.[a]	20	1,403
Dun & Bradstreet Corp. (The)	6	485
Electronic Arts Inc.[a]	36	677
Fidelity National Information Services Inc.	35	1,134
Fiserv Inc.[a]	17	1,076
Intuit Inc.[a]	33	1,735
Microsoft Corp.	859	22,832
Nuance Communications Inc.[a]	23	429
Oracle Corp.	454	14,937
Paychex Inc.	22	740
Red Hat Inc.[a]	21	867
Salesforce.com Inc.[a]	14	1,852
SEI Investments Co.	15	345

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2011

Security	Shares	Value
Total System Services Inc.	19	$337
VMware Inc. Class Aa	8	669

		58,704

TELECOMMUNICATIONS – 5.34%
American Tower Corp. Class Aa	47	2,536
AT&T Inc.	668	18,958
CenturyLink Inc.	33	1,359
Cisco Systems Inc.[a]	647	12,008
Corning Inc.	176	4,059
Crown Castle International Corp.[a]	32	1,349
Frontier Communications Corp.	110	934
Harris Corp.	15	700
Juniper Networks Inc.[a]	58	2,552
MetroPCS Communications Inc.[a]	27	389
Motorola Mobility Holdings Inc.[a]	32	966
Motorola Solutions Inc.[a]	37	1,430
NII Holdings Inc.[a]	18	737
QUALCOMM Inc.	180	10,724
Qwest Communications International Inc.	172	1,173
SBA Communications Corp. Class Aa	12	505
Sprint Nextel Corp.[a]	333	1,455
Telephone and Data Systems Inc.	6	202
Verizon Communications Inc.	322	11,888
Virgin Media Inc.	36	981
Windstream Corp.	61	765

		75,670

TEXTILES – 0.05%
Cintas Corp.	15	422
Mohawk Industries Inc.[a]	6	348

		770

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	14	629
Mattel Inc.	40	1,002

		1,631

TRANSPORTATION – 1.66%
C.H. Robinson Worldwide Inc.	19	1,375
CSX Corp.	45	3,360
Expeditors International of Washington Inc.	26	1,243
FedEx Corp.	34	3,060
J.B. Hunt Transport Services Inc.	10	416
Norfolk Southern Corp.	41	2,689
Union Pacific Corp.	58	5,534

Security	Shares	Value
United Parcel Service Inc. Class B	80	$5,904

		23,581

WATER – 0.04%
American Water Works Co. Inc.	19	527

		527

TOTAL COMMON STOCKS
(Cost: $1,239,192)		1,415,040

SHORT-TERM INVESTMENTS – 0.35%

MONEY MARKET FUNDS – 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[b,d,e]	2,540	2,540
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[b,d,e]	365	365
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,d]	2,056	2,056

		4,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,961)		4,961

TOTAL INVESTMENTS IN SECURITIES – 100.20%
(Cost: $1,244,153)		1,420,001

Other Assets, Less Liabilities – (0.20)%		(2,883)

NET ASSETS – 100.00%		$1,417,118

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2011

	iShares MSCI Brazil Index Fund	iShares MSCI BRIC Index Fund	iShares MSCI Canada Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$7,816,538,966	$997,805,429	$4,937,503,862
Affiliated issuers (Note 2)	8,169,947	26,870,916	13,445,072

Total cost of investments	$7,824,708,913	$1,024,676,345	$4,950,948,934

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$12,616,781,669	$1,159,618,046	$5,775,875,111
Affiliated issuers (Note 2)	8,169,947	26,870,916	13,445,072

Total fair value of investments	12,624,951,616	1,186,488,962	5,789,320,183
Foreign currencies, at value[b]	36,066,829	2,038,309	5,265,061
Receivables:
Investment securities sold	135,129,246	13,127,123	64,197,221
Dividends and interest	38,634,387	1,229,397	4,780,703
Capital shares sold	–	–	285,185

Total Assets	12,834,782,078	1,202,883,791	5,863,848,353

LIABILITIES
Payables:
Investment securities purchased	142,156,433	13,279,885	64,907,492
Collateral for securities on loan (Note 5)	–	26,766,391	10,018,055
Investment advisory fees (Note 2)	5,589,014	600,779	2,122,598

Total Liabilities	147,745,447	40,647,055	77,048,145

NET ASSETS	$12,687,036,631	$1,162,236,736	$5,786,800,208

Net assets consist of:
Paid-in capital	$8,895,783,509	$1,048,275,022	$5,163,111,511
Undistributed (distributions in excess of) net investment income	(337,681,853)	(6,107,749)	3,756,701
Accumulated net realized loss	(673,766,715)	(41,830,577)	(218,539,828)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	4,802,701,690	161,900,040	838,471,824

NET ASSETS	$12,687,036,631	$1,162,236,736	$5,786,800,208

Shares outstanding[c]	171,750,000	24,350,000	172,500,000

Net asset value per share	$73.87	$47.73	$33.55

[a]	Securities on loan with values of $ –, $25,136,695 and $9,529,731, respectively. See Note 5.
[b]	Cost of foreign currencies: $35,889,187, $2,027,241 and $5,197,593, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2011

	iShares MSCI Chile Investable Market Index Fund	iShares MSCI Israel Capped Investable Market Index Fund	iShares MSCI Mexico Investable Market Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$677,378,704	$131,137,628	$1,385,623,088
Affiliated issuers (Note 2)	1,254,477	1,368,976	63,372,183

Total cost of investments	$678,633,181	$132,506,604	$1,448,995,271

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$873,659,945	$121,583,668	$1,480,372,614
Affiliated issuers (Note 2)	1,254,477	1,368,976	63,372,183

Total fair value of investments	874,914,422	122,952,644	1,543,744,797
Foreign currencies, at value[b]	–	272,407	1,360,689
Cash	813,205	–	–
Receivables:
Investment securities sold	3,153,447	3,616,742	6,500,337
Due from custodian (Note 4)	–	316,960	–
Dividends and interest	16,562	7,621	62,307

Total Assets	878,897,636	127,166,374	1,551,668,130

LIABILITIES
Payables:
Investment securities purchased	5,560,549	3,871,065	7,024,895
Collateral for securities on loan (Note 5)	–	1,351,311	62,803,892
Capital shares redeemed	–	83,854	–
Investment advisory fees (Note 2)	399,174	61,278	605,027

Total Liabilities	5,959,723	5,367,508	70,433,814

NET ASSETS	$872,937,913	$121,798,866	$1,481,234,316

Net assets consist of:
Paid-in capital	$702,872,122	$147,756,018	$1,378,471,760
Undistributed (distributions in excess of) net investment income	1,785,804	(330,690)	(2,105,707)
Undistributed net realized gain (accumulated net realized loss)	(28,006,146)	(16,073,821)	10,123,302
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	196,286,133	(9,552,641)	94,744,961

NET ASSETS	$872,937,913	$121,798,866	$1,481,234,316

Shares outstanding[c]	12,550,000	2,150,000	24,300,000

Net asset value per share	$69.56	$56.65	$60.96

[a]	Securities on loan with values of $ –, $1,277,307 and $59,570,946, respectively. See Note 5.
[b]	Cost of foreign currencies: $ –, $271,000 and $1,365,666, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million, 500 million and 255 million, respectively.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2011

	iShares MSCI South Africa Index Fund	iShares MSCI Turkey Investable Market Index Fund	iShares MSCI USA Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$582,870,102	$557,268,543	$1,233,498
Affiliated issuers (Note 2)	1,898,852	45,824,469	10,655

Total cost of investments	$584,768,954	$603,093,012	$1,244,153

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$610,548,428	$506,416,467	$1,409,360
Affiliated issuers (Note 2)	1,898,852	45,824,469	10,641

Total fair value of investments	612,447,280	552,240,936	1,420,001
Foreign currencies, at value[b]	662,640	353,604	–
Receivables:
Investment securities sold	2,014,135	4,911,557	–
Dividends and interest	7,340	49,527	2,843
Capital shares sold	–	202,617	–

Total Assets	615,131,395	557,758,241	1,422,844

LIABILITIES
Payables:
Investment securities purchased	2,097,184	6,457,164	2,659
Collateral for securities on loan (Note 5)	1,768,348	44,504,287	2,905
Capital shares redeemed	3,750	–	–
Investment advisory fees (Note 2)	279,756	262,423	162

Total Liabilities	4,149,038	51,223,874	5,726

NET ASSETS	$610,982,357	$506,534,367	$1,417,118

Net assets consist of:
Paid-in capital	$607,443,314	$500,077,019	$1,220,478
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(6,639,512)	(6,108,359)	4,228
Undistributed net realized gain (accumulated net realized loss)	(17,505,910)	63,418,291	16,564
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	27,684,465	(50,852,584)	175,848

NET ASSETS	$610,982,357	$506,534,367	$1,417,118

Shares outstanding[c]	8,800,000	8,650,000	50,000

Net asset value per share	$69.43	$58.56	$28.34

[a]	Securities on loan with values of $1,682,718, $42,009,584 and $2,844, respectively. See Note 5.
[b]	Cost of foreign currencies: $648,422, $354,268 and $ –, respectively.
[c]	$0.001 par value, number of shares authorized: 400 million, 200 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI Brazil Index Fund	iShares MSCI BRIC Index Fund	iShares MSCI Canada Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$131,213,835	$7,551,150	$50,852,347
Interest from affiliated issuers (Note 2)	10,271	614	1,970
Securities lending income from affiliated issuers (Note 2)	1,392	299,759	68,000

Total investment income	131,225,498	7,851,523	50,922,317

EXPENSES
Investment advisory fees (Note 2)	33,799,907	3,730,035	11,302,817

Total expenses	33,799,907	3,730,035	11,302,817
Less investment advisory fees waived (Note 2)	–	(31,041)	–

Net expenses	–	3,698,994	–

Net investment income	97,425,591	4,152,529	39,619,500

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	10,855,355	(10,265,698)	(50,638,624)
In-kind redemptions	–	–	25,133,226
Foreign currency transactions	3,811,433	(155,805)	379,522

Net realized gain (loss)	14,666,788	(10,421,503)	(25,125,876)

Net change in unrealized appreciation/depreciation on:
Investments	971,766,931	120,515,141	1,123,051,528
Translation of assets and liabilities in foreign currencies	1,204,803	124,579	296,137

Net change in unrealized appreciation/depreciation	972,971,734	120,639,720	1,123,347,665

Net realized and unrealized gain	987,638,522	110,218,217	1,098,221,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,085,064,113	$114,370,746	$1,137,841,289

[a]	Net of foreign withholding tax of $16,153,788, $785,343 and $7,754,602, respectively.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI Chile Investable Market Index Fund	iShares MSCI Israel Capped Investable Market Index Fund	iShares MSCI Mexico Investable Market Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$4,865,665	$1,978,171	$8,215,512
Interest from affiliated issuers (Note 2)	678	57	317
Securities lending income from affiliated issuers (Note 2)	–	31,933	305,787

Total investment income	4,866,343	2,010,161	8,521,616

EXPENSES
Investment advisory fees (Note 2)	2,665,552	404,822	4,179,996

Total expenses	2,665,552	404,822	4,179,996

Net investment income	2,200,791	1,605,339	4,341,620

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,499,905)	(808,000)	(13,959,574)
In-kind redemptions	–	4,492,387	84,395,945
Foreign currency transactions	(23,177)	23,299	106,048

Net realized gain (loss)	(1,523,082)	3,707,686	70,542,419

Net change in unrealized appreciation/depreciation on:
Investments	12,542,279	14,359,849	304,465,829
Translation of assets and liabilities in foreign currencies	5,369	1,475	61,920

Net change in unrealized appreciation/depreciation	12,547,648	14,361,324	304,527,749

Net realized and unrealized gain	11,024,566	18,069,010	375,070,168

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,225,357	$19,674,349	$379,411,788

[a]	Net of foreign withholding tax of $2,348,188, $411,753 and $ –, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI South Africa Index Fund	iShares MSCI Turkey Investable Market Index Fund	iShares MSCI USA Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$8,225,230	$247,868	$18,624
Dividends from affiliated issuers (Note 2)	–	–	28
Interest from affiliated issuers (Note 2)	196	313	–
Securities lending income from affiliated issuers (Note 2)	49,649	333,114	30

Total investment income	8,275,075	581,295	18,682

EXPENSES
Investment advisory fees (Note 2)	1,905,266	2,323,147	1,371

Total expenses	1,905,266	2,323,147	1,371

Net investment income (loss)	6,369,809	(1,741,852)	17,311

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,181,749)	(3,010,882)	(1,613)
Investments in affiliated issuers (Note 2)	–	–	(662)
In-kind redemptions	34,998,876	81,076,863	21,273
Foreign currency transactions	49,772	40,595	–

Net realized gain	31,866,899	78,106,576	18,998

Net change in unrealized appreciation/depreciation on:
Investments	63,834,398	(103,417,727)	422,452
Translation of assets and liabilities in foreign currencies	5,470	(7,165)	–

Net change in unrealized appreciation/depreciation	63,839,868	(103,424,892)	422,452

Net realized and unrealized gain (loss)	95,706,767	(25,318,316)	441,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,076,576	$(27,060,168)	$458,761

[a]	Net of foreign withholding tax of $ –, $43,741 and $ –, respectively.

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil Index Fund		iShares MSCI BRIC Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$97,425,591	$228,419,252	$4,152,529	$12,434,508
Net realized gain (loss)	14,666,788	372,816,382	(10,421,503)	(12,482,457)
Net change in unrealized appreciation/depreciation	972,971,734	1,246,032,535	120,639,720	63,820,880

Net increase in net assets resulting from operations	1,085,064,113	1,847,268,169	114,370,746	63,772,931

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(391,280,802)	(384,786,885)	(10,878,230)	(12,829,123)

Total distributions to shareholders	(391,280,802)	(384,786,885)	(10,878,230)	(12,829,123)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,752,800,804	6,659,059	111,929,766	398,031,773
Cost of shares redeemed	–	(1,006,054,310)	–	–

Net increase (decrease) in net assets from capital share transactions	2,752,800,804	(999,395,251)	111,929,766	398,031,773

INCREASE IN NET ASSETS	3,446,584,115	463,086,033	215,422,282	448,975,581

NET ASSETS
Beginning of period	9,240,452,516	8,777,366,483	946,814,454	497,838,873

End of period	$12,687,036,631	$9,240,452,516	$1,162,236,736	$946,814,454

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(337,681,853)	$(43,826,642)	$(6,107,749)	$617,952

SHARES ISSUED AND REDEEMED
Shares sold	36,000,000	100,000	2,300,000	8,800,000
Shares redeemed	–	(15,000,000)	–	–

Net increase (decrease) in shares outstanding	36,000,000	(14,900,000)	2,300,000	8,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Canada Index Fund		iShares MSCI Chile Investable Market Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,619,500	$51,900,908	$2,200,791	$3,713,462
Net realized gain (loss)	(25,125,876)	109,004,495	(1,523,082)	(2,840,935)
Net change in unrealized appreciation/depreciation	1,123,347,665	93,342,915	12,547,648	149,610,800

Net increase in net assets resulting from operations	1,137,841,289	254,248,318	13,225,357	150,483,327

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,100,095)	(50,623,009)	(414,987)	(4,266,725)
Return of capital	–	–	–	(214,415)

Total distributions to shareholders	(47,100,095)	(50,623,009)	(414,987)	(4,481,140)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,359,661,556	1,858,101,617	251,058,874	378,631,231
Cost of shares redeemed	(110,845,039)	(1,008,121,985)	(61,281,737)	(117,487,891)

Net increase in net assets from capital share transactions	1,248,816,517	849,979,632	189,777,137	261,143,340

INCREASE IN NET ASSETS	2,339,557,711	1,053,604,941	202,587,507	407,145,527

NET ASSETS
Beginning of period	3,447,242,497	2,393,637,556	670,350,406	263,204,879

End of period	$5,786,800,208	$3,447,242,497	$872,937,913	$670,350,406

Undistributed net investment income included in net assets at end of period	$3,756,701	$11,237,296	$1,785,804	$–

SHARES ISSUED AND REDEEMED
Shares sold	44,200,000	69,800,000	3,450,000	6,350,000
Shares redeemed	(3,800,000)	(38,700,000)	(850,000)	(2,300,000)

Net increase in shares outstanding	40,400,000	31,100,000	2,600,000	4,050,000

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Israel Capped Investable Market Index Fund		iShares MSCI Mexico Investable Market Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,605,339	$4,797,060	$4,341,620	$17,453,662
Net realized gain	3,707,686	70,349	70,542,419	29,433,811
Net change in unrealized appreciation/depreciation	14,361,324	(1,531,719)	304,527,749	(1,696,792)

Net increase in net assets resulting from operations	19,674,349	3,335,690	379,411,788	45,190,681

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,172,730)	(5,130,542)	(8,422,387)	(18,506,573)

Total distributions to shareholders	(2,172,730)	(5,130,542)	(8,422,387)	(18,506,573)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,222,053	136,885,872	145,174,024	1,412,598,195
Cost of shares redeemed	(50,397,510)	(114,410,341)	(484,967,680)	(683,521,351)

Net increase (decrease) in net assets from capital share transactions	(24,175,457)	22,475,531	(339,793,656)	729,076,844

INCREASE (DECREASE) IN NET ASSETS	(6,673,838)	20,680,679	31,195,745	755,760,952

NET ASSETS
Beginning of period	128,472,704	107,792,025	1,450,038,571	694,277,619

End of period	$121,798,866	$128,472,704	$1,481,234,316	$1,450,038,571

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(330,690)	$236,701	$(2,105,707)	$1,975,060

SHARES ISSUED AND REDEEMED
Shares sold	450,000	2,550,000	2,600,000	28,100,000
Shares redeemed	(900,000)	(2,250,000)	(8,400,000)	(14,300,000)

Net increase (decrease) in shares outstanding	(450,000)	300,000	(5,800,000)	13,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI Turkey Investable Market Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$6,369,809	$10,783,825	$(1,741,852)	$7,418,467
Net realized gain	31,866,899	30,902,311	78,106,576	25,274,469
Net change in unrealized appreciation/depreciation	63,839,868	23,527,386	(103,424,892)	46,433,957

Net increase (decrease) in net assets resulting from operations	102,076,576	65,213,522	(27,060,168)	79,126,893

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,254,057)	(12,009,132)	(3,808,549)	(8,702,771)

Total distributions to shareholders	(14,254,057)	(12,009,132)	(3,808,549)	(8,702,771)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	174,104,575	215,358,696	290,112,506	471,556,198
Cost of shares redeemed	(156,135,475)	(252,100,617)	(354,697,561)	(182,426,990)

Net increase (decrease) in net assets from capital share transactions	17,969,100	(36,741,921)	(64,585,055)	289,129,208

INCREASE (DECREASE) IN NET ASSETS	105,791,619	16,462,469	(95,453,772)	359,553,330

NET ASSETS
Beginning of period	505,190,738	488,728,269	601,988,139	242,434,809

End of period	$610,982,357	$505,190,738	$506,534,367	$601,988,139

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(6,639,512)	$1,244,736	$(6,108,359)	$(557,958)

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	3,800,000	4,200,000	8,350,000
Shares redeemed	(2,300,000)	(4,600,000)	(5,450,000)	(3,500,000)

Net increase (decrease) in shares outstanding	200,000	(800,000)	(1,250,000)	4,850,000

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI USA Index Fund
	Six months ended February 28, 2011 (Unaudited)	Period from May 5, 2010[a] to August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,311	$16,601
Net realized gain (loss)	18,998	(2,434)
Net change in unrealized appreciation/depreciation	422,452	(246,604)

Net increase (decrease) in net assets resulting from operations	458,761	(232,437)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,058)	(6,626)

Total distributions to shareholders	(23,058)	(6,626)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	2,482,623
Cost of shares redeemed	(1,262,145)	–

Net increase (decrease) in net assets from capital share transactions	(1,262,145)	2,482,623

INCREASE (DECREASE) IN NET ASSETS	(826,442)	2,243,560

NET ASSETS
Beginning of period	2,243,560	–

End of period	$1,417,118	$2,243,560

Undistributed net investment income included in net assets at end of period	$4,228	$9,975

SHARES ISSUED AND REDEEMED
Shares sold	–	100,000
Shares redeemed	(50,000)	–

Net increase (decrease) in shares outstanding	(50,000)	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$68.07	$58.26	$73.27	$61.59	$39.09	$28.18

Income from investment operations:
Net investment income[a]	0.63	1.56	1.56	1.93	1.09	1.00
Net realized and unrealized gain (loss)[b]	7.70	10.83	(14.63)	11.59	22.35	10.49

Total from investment operations	8.33	12.39	(13.07)	13.52	23.44	11.49

Less distributions from:
Net investment income	(2.53)	(2.58)	(1.94)	(1.41)	(0.94)	(0.58)
Net realized gain	–	–	–	(0.43)	–	–

Total distributions	(2.53)	(2.58)	(1.94)	(1.84)	(0.94)	(0.58)

Net asset value, end of period	$73.87	$68.07	$58.26	$73.27	$61.59	$39.09

Total return	12.32%[c]	21.12%	(16.05)%	21.58%	60.82%	41.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,687,037	$9,240,453	$8,777,366	$7,242,260	$4,434,334	$2,468,295
Ratio of expenses to average net assets[d,e]	0.59%	0.61%	0.65%	0.63%	0.68%	0.70%
Ratio of net investment income to averagenet assets[d]	1.70%	2.24%	3.38%	2.37%	2.17%	2.65%
Portfolio turnover rate[f]	11%	13%	30%	30%	22%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2011 and the years ended August 31, 2010, August 31, 2009, August 31, 2008, August 31, 2007 and August 31, 2006 would have been 0%, 13%, 14%, 19%, 6% and 13%, respectively. See Note 4.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$42.94	$37.57	$44.13	$56.50

Income from investment operations:
Net investment income[b]	0.18	0.66	0.58	0.72
Net realized and unrealized gain (loss)[c]	5.06	5.35	(6.60)	(12.93)

Total from investment operations	5.24	6.01	(6.02)	(12.21)

Less distributions from:
Net investment income	(0.45)	(0.64)	(0.54)	(0.16)

Total distributions	(0.45)	(0.64)	(0.54)	(0.16)

Net asset value, end of period	$47.73	$42.94	$37.57	$44.13

Total return	12.20%[d]	15.95%	(13.08)%	(21.65)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,162,237	$946,814	$497,839	$161,092
Ratio of expenses to average net assets prior to waived fees[e]	0.67%	n/a	n/a	n/a
Ratio of expenses to average net assets after waived fees[e]	0.66%	0.69%	0.72%	0.72%
Ratio of net investment income to average net assets[e]	0.75%	1.52%	1.87%	1.74%
Portfolio turnover rate[f]	7%	9%	7%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2011, the years ended August 31, 2010, August 31, 2009 and the period ended August 31, 2008 would have been 0%, 8%, 6% and 2%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$26.10	$23.70	$30.55	$29.87	$24.69	$20.30

Income from investment operations:
Net investment income[a]	0.27	0.43	0.41	0.47	0.35	0.25
Net realized and unrealized gain (loss)[b]	7.50	2.39	(6.84)	0.72	5.11	4.29

Total from investment operations	7.77	2.82	(6.43)	1.19	5.46	4.54

Less distributions from:
Net investment income	(0.32)	(0.42)	(0.42)	(0.51)	(0.28)	(0.15)

Total distributions	(0.32)	(0.42)	(0.42)	(0.51)	(0.28)	(0.15)

Net asset value, end of period	$33.55	$26.10	$23.70	$30.55	$29.87	$24.69

Total return	29.90%[c]	11.91%	(20.51)%	3.88%	22.33%	22.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,786,800	$3,447,242	$2,393,638	$2,071,061	$1,323,122	$1,101,161
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.55%	0.52%	0.52%	0.54%
Ratio of net investment income to averagenet assets[d]	1.84%	1.63%	2.00%	1.46%	1.32%	1.09%
Portfolio turnover rate[e]	5%	6%	6%	11%	8%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$67.37	$44.61	$44.80	$48.84

Income from investment operations:
Net investment income[b]	0.18	0.59	0.76	0.92
Net realized and unrealized gain (loss)[c]	2.04	22.86	(0.42)	(4.38)

Total from investment operations	2.22	23.45	0.34	(3.46)

Less distributions from:
Net investment income	(0.03)	(0.66)	(0.53)	(0.58)
Return of capital	–	(0.03)	–	–

Total distributions	(0.03)	(0.69)	(0.53)	(0.58)

Net asset value, end of period	$69.56	$67.37	$44.61	$44.80

Total return	3.29%[d]	52.88%	0.89%	(7.15)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$872,938	$670,350	$263,205	$76,158
Ratio of expenses to average net assets[e]	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[e]	0.49%	1.05%	1.98%	2.38%
Portfolio turnover rate[f]	10%	42%	53%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2011, the years ended August 31, 2010, August 31, 2009 and the period ended August 31, 2008 would have been 7%, 9%, 14% and 16%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$49.41	$46.87	$48.62	$50.33

Income from investment operations:
Net investment income[b]	0.66	1.40	0.98	0.21
Net realized and unrealized gain (loss)[c]	7.52	2.63	(1.75)	(1.92)

Total from investment operations	8.18	4.03	(0.77)	(1.71)

Less distributions from:
Net investment income	(0.94)	(1.49)	(0.98)	–

Total distributions	(0.94)	(1.49)	(0.98)	–

Net asset value, end of period	$56.65	$49.41	$46.87	$48.62

Total return	16.52%[d]	8.57%	(0.63)%	(3.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$121,799	$128,473	$107,792	$204,201
Ratio of expenses to average net assets[e]	0.59%	0.61%	0.66%	0.63%
Ratio of net investment income to average net assets[e]	2.34%	2.64%	2.66%	0.93%
Portfolio turnover rate[f]	9%	21%	27%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$48.17	$42.59	$51.94	$58.35	$41.30	$29.04

Income from investment operations:
Net investment income[a]	0.16	0.72	0.43	1.40	0.64	0.76
Net realized and unrealized gain (loss)[b]	12.93	5.61	(9.17)	(6.21)	16.87	11.98

Total from investment operations	13.09	6.33	(8.74)	(4.81)	17.51	12.74

Less distributions from:
Net investment income	(0.30)	(0.75)	(0.61)	(1.60)	(0.46)	(0.48)

Total distributions	(0.30)	(0.75)	(0.61)	(1.60)	(0.46)	(0.48)

Net asset value, end of period	$60.96	$48.17	$42.59	$51.94	$58.35	$41.30

Total return	27.14%[c]	14.83%	(16.50)%	(8.44)%	42.58%	44.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,481,234	$1,450,039	$694,278	$955,684	$1,382,810	$764,107
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.55%	0.52%	0.51%	0.54%
Ratio of net investment income to averagenet assets[d]	0.55%	1.46%	1.25%	2.42%	1.19%	2.06%
Portfolio turnover rate[e]	2%	11%	13%	13%	14%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]
Net asset value, beginning of period	$58.74	$51.99	$55.80	$62.26	$48.84	$41.50

Income from investment operations:
Net investment income[b]	0.67	1.18	1.94	2.28	1.50	1.44
Net realized and unrealized gain (loss)[c]	11.57	6.92	(3.84)	(6.02)	13.18	6.89

Total from investment operations	12.24	8.10	(1.90)	(3.74)	14.68	8.33

Less distributions from:
Net investment income	(1.55)	(1.35)	(1.91)	(2.72)	(1.26)	(0.99)

Total distributions	(1.55)	(1.35)	(1.91)	(2.72)	(1.26)	(0.99)

Net asset value, end of period	$69.43	$58.74	$51.99	$55.80	$62.26	$48.84

Total return	20.75%[d]	15.80%	(2.23)%	(6.18)%	30.34%	20.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$610,982	$505,191	$488,728	$429,655	$466,940	$297,898
Ratio of expenses to average net assets[e]	0.59%	0.61%	0.66%	0.63%	0.68%	0.70%
Ratio of net investment income to averagenet assets[e]	1.97%	2.09%	4.81%	3.61%	2.58%	2.79%
Portfolio turnover rate[f]	3%	5%	16%	21%	8%	7%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$60.81	$48.01	$52.42	$50.30

Income from investment operations:
Net investment income (loss)[b]	(0.15)	1.00	0.78	0.83
Net realized and unrealized gain (loss)[c]	(1.78)	13.02	(4.22)	1.29

Total from investment operations	(1.93)	14.02	(3.44)	2.12

Less distributions from:
Net investment income	(0.32)	(1.22)	(0.97)	–

Total distributions	(0.32)	(1.22)	(0.97)	–

Net asset value, end of period	$58.56	$60.81	$48.01	$52.42

Total return	(3.22)%[d]	29.55%	(5.56)%	4.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$506,534	$601,988	$242,435	$152,021
Ratio of expenses to average net assets[e]	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets[e]	(0.44)%	1.81%	2.39%	3.78%
Portfolio turnover rate[f]	3%	13%	16%	27%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI USA Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$22.44	$24.83

Income from investment operations:
Net investment income[b]	0.24	0.17
Net realized and unrealized gain (loss)[c]	5.99	(2.49)

Total from investment operations	6.23	(2.32)

Less distributions from:
Net investment income	(0.33)	(0.07)

Total distributions	(0.33)	(0.07)

Net asset value, end of period	$28.34	$22.44

Total return	27.92%[d]	(9.37)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,417	$2,244
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.89%	2.21%
Portfolio turnover rate[f]	1%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI Mexico Investable Market, iShares MSCI South Africa, iShares MSCI Turkey Investable Market and iShares MSCI USA Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund, except for the iShares MSCI USA Index Fund, invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3		Total
Brazil
Common Stocks	$5,833,081,831	$–	$–		$5,833,081,831
Preferred Stocks	6,783,542,808	–	–		6,783,542,808
Rights	157,030	–	0	[a]	157,030
Short-Term Investments	8,169,947	–	–		8,169,947

	$12,624,951,616	$–	$0	[a]	$12,624,951,616

BRIC
Common Stocks	$934,944,852	$–	$–		$934,944,852
Preferred Stocks	224,666,588	–	–		224,666,588
Rights	6,606	–	0	[a]	6,606
Short-Term Investments	26,870,916	–	–		26,870,916

	$1,186,488,962	$–	$0	[a]	$1,186,488,962

Canada
Common Stocks	$5,775,875,111	$–	$–		$5,775,875,111
Short-Term Investments	13,445,072	–	–		13,445,072

	$5,789,320,183	$–	$–		$5,789,320,183

Chile Investable Market
Common Stocks	$873,659,945	$–	$–		$873,659,945
Short-Term Investments	1,254,477	–	–		1,254,477

	$874,914,422	$–	$–		$874,914,422

Israel Capped Investable Market
Common Stocks	$121,118,978	$–	$464,690		$121,583,668
Short-Term Investments	1,368,976	–	–		1,368,976

	$122,487,954	$–	$464,690		$122,952,644

Mexico Investable Market
Common Stocks	$1,480,372,614	$–	$–		$1,480,372,614
Short-Term Investments	63,372,183	–	–		63,372,183

	$1,543,744,797	$–	$–		$1,543,744,797

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
South Africa
Common Stocks	$610,548,428	$–	$–	$610,548,428
Short-Term Investments	1,898,852	–	–	1,898,852

	$612,447,280	$–	$–	$612,447,280

Turkey Investable Market
Common Stocks	$506,416,467	$–	$–	$506,416,467
Short-Term Investments	45,824,469	–	–	45,824,469

	$552,240,936	$–	$–	$552,240,936

USA
Common Stocks	$1,415,040	$–	$–	$1,415,040
Short-Term Investments	4,961	–	–	4,961

	$1,420,001	$–	$–	$1,420,001

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds (except for the iShares MSCI USA Index Fund) may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2011, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are generally declared and paid quarterly by the iShares MSCI USA Index Fund and semi-annually by each of the other Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2011.

Certain Funds had tax basis net capital loss carryforwards as of August 31, 2010, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Brazil	$–	$–	$–	$–	$–	$–	$29,287,453	$215,311,884	$244,599,337
BRIC	–	–	–	–	–	–	1,540,740	11,268,086	12,808,826
Canada	–	–	2,931,648	–	5,363,291	5,107,471	27,886,883	68,928,677	110,217,970
Chile Investable Market	–	–	–	–	–	–	1,886,881	11,712,090	13,598,971
Israel Capped Investable Market	–	–	–	–	–	–	784,479	10,801,191	11,585,670
Mexico Investable Market	2,329,290	3,136,171	12,912	632,766	–	853,150	8,973,988	2,789,471	18,727,748
South Africa	–	527,613	–	260,738	1,607,845	972,024	15,339,464	14,856,365	33,564,049
Turkey Investable Market	–	–	–	–	–	–	720,636	5,982,737	6,703,373

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brazil	$8,626,266,009	$4,072,990,356	$(74,304,749)	$3,998,685,607
BRIC	1,048,938,092	179,427,879	(41,877,009)	137,550,870
Canada	5,065,137,582	808,326,431	(84,143,830)	724,182,601
Chile Investable Market	695,000,757	183,293,960	(3,380,295)	179,913,665
Israel Capped Investable Market	134,050,892	3,786,790	(14,885,038)	(11,098,248)
Mexico Investable Market	1,470,028,301	156,914,961	(83,198,465)	73,716,496
South Africa	599,816,910	50,677,714	(38,047,344)	12,630,370
Turkey Investable Market	613,025,405	12,914,384	(73,698,853)	(60,784,469)
USA	1,244,222	204,405	(28,626)	175,779

Management has reviewed the tax positions as of February 28, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI Canada and iShares MSCI Mexico Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

Effective January 1, 2011, for its investment advisory services to the iShares MSCI Brazil, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds, BFA is entitled to an

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

Prior to January 1, 2011, for its investment advisory services to the iShares MSCI Brazil, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion

Effective January 1, 2011, for its investment advisory services to the iShares MSCI BRIC Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Prior to January 1, 2011, for its investment advisory services to the iShares MSCI BRIC Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

BFA has voluntarily waived a portion of its investment advisory fee for the iShares MSCI BRIC Index Fund in the amount of $31,041.

For its investment advisory services to the iShares MSCI USA Index Fund, BFA is entitled to an annual investment advisory fee of 0.15% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended February 28, 2011, BTC earned securities lending agent fees from certain Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Brazil	$749

BRIC	159,871

Canada	36,185

Israel Capped Investable Market	16,489

iShares MSCI Index Fund	Securities Lending Agent Fees
Mexico Investable Market	$161,289

South Africa	26,640

Turkey Investable Market	176,545

USA	16

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended February 28, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

MSCI USA
Blackrock Inc.	8	12	(10)	10	$2,040	$10	$45

PNC Financial Services Group (The)	118	–	(59)	59	3,640	18	(707)

					$5,680	$28	$(662)

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2011 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Brazil	$3,718,810,152	$1,229,263,638
BRIC	109,099,005	75,515,210
Canada	258,711,504	237,319,572
Chile Investable Market	280,607,322	88,505,003
Israel Capped Investable Market	11,475,951	12,283,604
Mexico Investable Market	34,436,040	39,666,946
South Africa	20,152,755	25,831,583
Turkey Investable Market	26,645,550	22,754,172
USA	22,643	31,987

In-kind transactions (see Note 4) for the six months ended February 28, 2011 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
BRIC	$73,505,568	$–
Canada	1,320,678,210	109,056,647
Israel Capped Investable Market	26,063,086	50,039,140
Mexico Investable Market	144,943,643	482,897,593
South Africa	172,453,674	155,951,807
Turkey Investable Market	278,607,484	352,270,192
USA	–	1,252,897

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities of that Fund’s underlying index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI BRIC and iShares MSCI Chile Investable Market Index Funds which are offered in Creation Units solely or partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of February 28, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 28, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iShares MSCI USA Index Fund	$0.33182	$–	$0.00078	$0.33260	100%	–%	0%[a]	100%

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	79

Notes:

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-84-0211

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2011

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iShares MSCI Australia Index Fund  |  EWA  |  NYSE Arca

iShares MSCI Hong Kong Index Fund  |  EWH  |  NYSE Arca

iShares MSCI Japan Small Cap Index Fund  |  SCJ  |  NYSE Arca

iShares MSCI Malaysia Index Fund  |  EWM  |  NYSE Arca

iShares MSCI Pacific ex-Japan Index Fund  |  EPP  |  NYSE Arca

iShares MSCI Singapore Index Fund  |  EWS  |  NYSE Arca

iShares MSCI South Korea Index Fund  |  EWY  |  NYSE Arca

iShares MSCI Taiwan Index Fund  |  EWT  |  NYSE Arca

iShares MSCI Thailand Investable Market Index Fund  |  THD  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.07%	22.01%	21.73%	10.33%	10.48%	10.16%	15.06%	15.04%	14.72%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.07%	22.01%	21.73%	63.51%	64.57%	62.22%	306.56%	305.95%	294.77%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Australia IndexSM (the “Index”). The Index consists of stocks traded primarily on the Australian Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 27.17%, while the total return for the Index was 27.58%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	42.20%

Basic Materials	27.34

Consumer Non-Cyclical	10.55

Energy	5.86

Consumer Cyclical	5.76

Industrial	4.69

Communications	1.52

Utilities	0.79

Technology	0.44

Short-Term and Other Net Assets	0.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
BHP Billiton Ltd.	15.84%

Commonwealth Bank of Australia	8.42

Westpac Banking Corp.	7.20

Australia and New Zealand Banking Group Ltd.	6.32

National Australia Bank Ltd.	5.63

Rio Tinto Ltd.	3.79

Wesfarmers Ltd.	3.39

Woolworths Ltd.	3.39

Newcrest Mining Ltd.	2.97

Woodside Petroleum Ltd.	2.71

TOTAL	59.66%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.04%	24.14%	24.85%	9.94%	10.05%	10.53%	7.15%	7.27%	7.93%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.04%	24.14%	24.85%	60.58%	61.41%	64.99%	99.41%	101.69%	114.48%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Hong Kong IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 17.22%, while the total return for the Index was 17.49%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	54.80%

Diversified	15.09

Consumer Cyclical	14.07

Utilities	10.82

Industrial	3.00

Communications	0.98

Technology	0.85

Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets

Hutchison Whampoa Ltd.	8.02%

Sun Hung Kai Properties Ltd.	7.39

AIA Group Ltd. (Hong Kong)	7.22

Hong Kong Exchanges and Clearing Ltd.	7.13

Cheung Kong (Holdings) Ltd.	6.79

Li & Fung Ltd.	5.43

CLP Holdings Ltd.	4.96

Hang Seng Bank Ltd.	3.88

BOC Hong Kong (Holdings) Ltd.	3.67

Swire Pacific Ltd. Class A	3.50

TOTAL	57.99%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/11			Inception to 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.97%	22.36%	21.28%	1.88%	2.20%	2.15%	6.13%	7.21%	7.02%

Total returns for the period since inception are calculated from the inception date of the Fund (12/20/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/21/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Japan Small Cap Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap IndexSM (the “Index”). The Index targets 40% of the eligible small-cap universe within each industry group in the MSCI Japan Index, which consists of stocks traded primarily on the Tokyo Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 21.82%, while the total return for the Index was 21.96%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Industrial	26.48%

Consumer Cyclical	25.16

Financial	18.56

Consumer Non-Cyclical	11.83

Basic Materials	10.89

Communications	3.90

Technology	2.44

Utilities	0.26

Energy	0.10

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Dainippon Screen Manufacturing Co. Ltd.	0.59%

Ebara Corp.	0.59

Alps Electric Co. Ltd.	0.54

Misumi Group Inc.	0.50

Advance Residence Investment Corp.	0.46

Nippon Paint Co. Ltd.	0.45

DIC Corp.	0.43

DISCO Corp.	0.43

Don Quijote Co. Ltd.	0.43

MORI TRUST Sogo REIT Inc.	0.43

TOTAL	4.85%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.95%	35.30%	35.65%	17.33%	17.28%	17.90%	13.12%	13.46%	14.02%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.95%	35.30%	35.65%	122.36%	121.91%	127.80%	243.19%	253.69%	271.42%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spreads as of the opening regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Malaysia IndexSM (the “Index”). The Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 10.02%, while the total return for the Index was 10.40%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	30.97%

Consumer Non-Cyclical	14.69

Consumer Cyclical	13.67

Diversified	11.68

Communications	11.31

Utilities	7.70

Industrial	5.00

Basic Materials	3.75

Energy	1.01

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
CIMB Group Holdings Bhd	9.79%

Malayan Banking Bhd	8.16

Sime Darby Bhd	7.20

Genting Bhd	6.59

IOI Corp. Bhd	5.45

Tenaga Nasional Bhd	4.58

Public Bank Bhd Foreign	4.11

Petronas Chemicals Group Bhd	3.75

Axiata Group Bhd	3.68

Maxis Communications Bhd	3.64

TOTAL	56.95%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.55%	22.25%	22.14%	10.40%	10.56%	10.42%	15.43%	15.46%	15.41%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.55%	22.25%	22.14%	63.97%	65.21%	64.17%	282.30%	283.25%	281.89%
Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Pacific ex-Japan IndexSM (the “Index”). The Index consists of stocks from Australia, Hong Kong, New Zealand and Singapore. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 22.47%, while the total return for the Index was 22.83%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	45.07%

Basic Materials	18.16

Consumer Cyclical	8.37

Consumer Non-Cyclical	7.92

Industrial	5.41

Communications	3.05

Diversified	4.24

Energy	3.90

Utilities	2.91

Technology	0.47

Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	10.52%

Commonwealth Bank of Australia (Australia)	5.59

Westpac Banking Corp. (Australia)	4.78

Australia and New Zealand Banking Group Ltd. (Australia)	4.19

National Australia Bank Ltd. (Australia)	3.74

Rio Tinto Ltd. (Australia)	2.51

Wesfarmers Ltd. (Australia)	2.25

Woolworths Ltd. (Australia)	2.25

Newcrest Mining Ltd. (Australia)	1.97

Woodside Petroleum Ltd. (Australia)	1.81

TOTAL	39.61%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.33%	22.80%	22.20%	12.77%	12.91%	12.97%	10.48%	10.67%	10.31%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.33%	22.80%	22.20%	82.34%	83.52%	83.99%	170.91%	175.65%	166.85%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Singapore IndexSM (the “Index”). The Index consists of stocks traded primarily on the Singapore Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 9.55%, while the total return for the Index was 9.41%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	46.52%

Communications	13.62

Consumer Cyclical	12.75

Industrial	10.67

Diversified	8.85

Consumer Non-Cyclical	7.39

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
DBS Group Holdings Ltd.	10.28%

Singapore Telecommunications Ltd.	10.23

Oversea-Chinese Banking Corp. Ltd.	10.01

United Overseas Bank Ltd.	9.82

Keppel Corp. Ltd.	6.12

Genting Singapore PLC	4.73

Wilmar International Ltd.	4.00

CapitaLand Ltd.	3.54

Singapore Airlines Ltd.	3.29

Singapore Exchange Ltd.	2.86

TOTAL	64.88%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.70%	28.55%	28.35%	5.26%	5.09%	5.60%	15.97%	16.34%	17.15%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.70%	28.55%	28.35%	29.22%	28.15%	31.31%	339.83%	354.24%	386.91%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spreads as of the opening regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Korea IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stock Market Division of the Korean Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 20.99%, while the total return for the Index was 21.28%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Technology	22.53%
Industrial	17.72
Consumer Cyclical	17.09
Financial	15.49
Basic Materials	12.58
Communications	4.15
Consumer Non-Cyclical	3.25
Energy	3.17
Diversified	1.86
Utilities	1.37
Short-Term and Other Net Assets	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd.	17.31%
POSCO	5.09
Hyundai Motor Co. Ltd.	4.67
Hyundai Mobis Co. Ltd.	3.05
Shinhan Financial Group Co. Ltd.	3.04
LG Chem Ltd.	2.94
KB Financial Group Inc.	2.91
Hyundai Heavy Industries Co. Ltd.	2.82
Hynix Semiconductor Inc.	2.43
Kia Motors Corp.	2.33

TOTAL	46.59%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.65%	27.83%	27.32%	6.22%	6.40%	6.90%	3.70%	3.94%	4.67%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.65%	27.83%	27.32%	35.24%	36.38%	39.63%	43.82%	47.16%	57.85%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spreads as of the opening regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan IndexSM (the “Index”). The Index consists of stocks traded primarily on the Taiwan Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 22.19%, while the total return for the Index was 22.38%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Technology	38.16%

Industrial	22.24

Financial	14.96

Basic Materials	13.23

Consumer Cyclical	5.13

Communications	4.02

Consumer Non-Cyclical	1.13

Energy	1.12

Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	13.47%

Hon Hai Precision Industry Co. Ltd.	7.40

HTC Corp.	6.13

Nan Ya Plastics Corp.	3.26

Formosa Plastics Corp.	3.21

China Steel Corp.	2.62

Chunghwa Telecom Co. Ltd.	2.53

MediaTek Inc.	2.44

Cathay Financial Holding Co. Ltd.	2.40

Formosa Chemicals & Fibre Corp.	2.32

TOTAL	45.78%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/11			Inception to 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
50.57%	51.26%	52.00%	10.28%	10.51%	10.67%	33.21%	34.03%	34.58%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Thailand Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure broad based equity market performance in Thailand. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 12.41%, while the total return for the Index was 12.53%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Financial	32.64%

Energy	30.57

Basic Materials	8.76

Industrial	7.42

Consumer Cyclical	7.35

Communications	5.75

Consumer Non-Cyclical	5.09

Utilities	1.62

Technology	0.27

Short-Term and Other Net Assets	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
PTT PCL NVDR	12.13%

PTT Exploration & Production PCL NVDR	8.92

Kasikornbank PCL NVDR	8.33

Bangkok Bank PCL NVDR	8.23

Siam Commercial Bank PCL NVDR	6.58

Banpu PCL NVDR	4.72

Siam Cement PCL NVDR	3.95

CP All PCL NVDR	3.62

Charoen Pokphand Foods PCL NVDR	3.02

Advanced Information Service PCL NVDR	2.99

TOTAL	62.49%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/10)	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/10 to 2/28/11)
Australia
Actual	$1,000.00	$1,271.70	0.53%	$2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Hong Kong
Actual	1,000.00	1,172.20	0.53	2.85
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Japan Small Cap
Actual	1,000.00	1,218.20	0.53	2.91
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Malaysia
Actual	1,000.00	1,100.20	0.53	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/10)	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/10 to 2/28/11)
Pacific ex-Japan
Actual	$1,000.00	$1,224.70	0.50%	$2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
Singapore
Actual	1,000.00	1,095.50	0.53	2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
South Korea
Actual	1,000.00	1,209.90	0.59	3.23
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
Taiwan
Actual	1,000.00	1,221.90	0.59	3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
Thailand Investable Market
Actual	1,000.00	1,124.10	0.59	3.11
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.15%

AIRLINES – 0.26%
Qantas Airways Ltd.[a]	3,497,764	$8,298,930

		8,298,930

APPAREL – 0.18%
Billabong International Ltd.	636,616	5,484,330

		5,484,330

BANKS – 29.02%
Australia and New Zealand Banking Group Ltd.	8,062,192	198,100,762
Bendigo and Adelaide Bank Ltd.	1,150,016	10,961,132
Commonwealth Bank of Australia	4,878,508	263,839,011
National Australia Bank Ltd.	6,719,500	176,535,622
Suncorp-Metway Ltd.	4,036,532	34,609,568
Westpac Banking Corp.	9,415,756	225,607,124

		909,653,219

BEVERAGES – 1.82%
Coca-Cola Amatil Ltd.	1,783,008	21,515,296
Foster’s Group Ltd.	6,080,468	35,416,752

		56,932,048

BIOTECHNOLOGY – 2.00%
CSL Ltd.	1,732,272	62,797,415

		62,797,415

BUILDING MATERIALS – 0.70%
Boral Ltd.	2,264,396	12,682,088
James Hardie Industries SEa	1,372,288	9,222,844

		21,904,932

CHEMICALS – 0.73%
Incitec Pivot Ltd.	5,130,376	22,934,507

		22,934,507

COAL – 0.21%
Macarthur Coal Ltd.	553,868	6,660,884

		6,660,884

COMMERCIAL SERVICES – 1.74%
Brambles Ltd.	4,480,472	32,302,245
Transurban Group	4,086,060	22,218,856

		54,521,101

COMPUTERS – 0.44%
Computershare Ltd.	1,400,072	13,643,883

		13,643,883

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.99%
ASX Ltd.[b]	546,620	$20,272,212
Macquarie Group Ltd.	1,088,408	41,972,295

		62,244,507

ELECTRIC – 0.79%
AGL Energy Ltd.	1,417,588	20,974,486
SP AusNet	4,317,996	3,825,403

		24,799,889

ENGINEERING & CONSTRUCTION – 1.14%
Leighton Holdings Ltd.[b]	426,424	13,434,999
MAp Group	1,169,948	3,681,296
WorleyParsons Ltd.	604,000	18,543,851

		35,660,146

ENTERTAINMENT – 0.85%
Tabcorp Holdings Ltd.	2,144,200	16,615,968
Tatts Group Ltd.	4,038,948	9,994,250

		26,610,218

FOOD – 3.88%
Goodman Fielder Ltd.	4,356,652	5,523,291
Metcash Ltd.	2,416,604	9,990,960
Woolworths Ltd.	3,878,284	106,156,003

		121,670,254

HEALTH CARE – PRODUCTS – 0.45%
Cochlear Ltd.	178,180	14,032,621

		14,032,621

HEALTH CARE – SERVICES – 0.66%
Ramsay Health Care Ltd.	413,136	7,463,153
Sonic Healthcare Ltd.	1,162,096	13,348,326

		20,811,479

INSURANCE – 4.49%
AMP Ltd.	6,526,220	35,288,396
AXA Asia Pacific Holdings Ltd.	3,255,560	21,017,964
Insurance Australia Group Ltd.	6,548,568	24,339,682
QBE Insurance Group Ltd.	3,260,392	60,225,829

		140,871,871

IRON & STEEL – 1.60%
BlueScope Steel Ltd.	5,743,436	12,164,963
Fortescue Metals Group Ltd.[a]	3,915,732	26,476,266
OneSteel Ltd.	4,194,176	11,531,508

		50,172,737

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2011

Security	Shares	Value
LODGING – 0.39%
Crown Ltd.	1,424,232	$12,109,965

		12,109,965

MANUFACTURING – 0.18%
CSR Ltd.	1,591,942	5,641,339

		5,641,339

MEDIA – 0.28%
Fairfax Media Ltd.[b]	6,670,576	8,864,404

		8,864,404

METAL FABRICATE & HARDWARE – 0.31%
Sims Metal Management Ltd.	514,004	9,850,580

		9,850,580

MINING – 25.01%
Alumina Ltd.	7,686,504	18,628,655
BHP Billiton Ltd.	10,578,456	496,698,780
Newcrest Mining Ltd.	2,408,148	93,012,583
Orica Ltd.	1,140,352	29,924,647
OZ Minerals Ltd.	9,831,912	16,219,172
Paladin Energy Ltd.[a]	2,150,240	10,816,570
Rio Tinto Ltd.	1,372,288	118,681,240

		783,981,647

OIL & GAS – 5.65%
Caltex Australia Ltd.	426,424	6,839,083
Origin Energy Ltd.	2,776,588	47,076,197
Santos Ltd.	2,622,568	38,189,017
Woodside Petroleum Ltd.	1,966,020	85,144,971

		177,249,268

PACKAGING & CONTAINERS – 0.87%
Amcor Ltd.	3,848,688	27,120,300

		27,120,300

REAL ESTATE – 0.50%
BGP Holdings PLC[a,c]	18,888,372	2,609
Lend Lease Group	1,692,408	15,717,215

		15,719,824

REAL ESTATE INVESTMENT TRUSTS – 6.20%
CFS Retail Property Trust	6,662,724	12,755,144
Dexus Property Group	15,242,544	13,270,866
Goodman Group	20,064,276	14,302,015
GPT Group	5,552,572	17,527,968
Mirvac Group	10,759,656	14,243,523
Stockland Corp. Ltd.	7,506,512	29,046,745

Security	Shares	Value
Westfield Group	6,905,532	$68,561,047
Westfield Retail Trust	9,093,220	24,723,198

		194,430,506

RETAIL – 4.08%
Harvey Norman Holdings Ltd.	1,668,852	5,166,151
Wesfarmers Ltd.	3,166,168	106,363,338
Wesfarmers Ltd. Partially Protected	478,368	16,221,165

		127,750,654

TELECOMMUNICATIONS – 1.24%
Telstra Corp. Ltd.	13,718,048	38,903,906

		38,903,906

TRANSPORTATION – 1.49%
Asciano Group[a]	9,217,040	16,471,922
QR National Ltd.[a]	5,379,828	17,530,490
Toll Holdings Ltd.	2,103,128	12,849,690

		46,852,102

TOTAL COMMON STOCKS
(Cost: $2,749,236,007)		3,108,179,466

SHORT-TERM INVESTMENTS – 1.00%

MONEY MARKET FUNDS – 1.00%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	27,316,218	27,316,218
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	3,925,565	3,925,565
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[d,e]	116,873	116,873

		31,358,656

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,358,656)		31,358,656

TOTAL INVESTMENTS IN SECURITIES – 100.15%
(Cost: $2,780,594,663)		3,139,538,122

Other Assets, Less Liabilities – (0.15)%		(4,669,519)

NET ASSETS – 100.00%		$3,134,868,603

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2011

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2011

Security	Shares	Value

COMMON STOCKS – 99.53%

AIRLINES – 0.83%
Cathay Pacific Airways Ltd.	7,155,000	$16,626,397

		16,626,397

APPAREL – 0.68%
Yue Yuen Industrial (Holdings) Ltd.[a]	4,293,000	13,503,206

		13,503,206

BANKS – 10.23%
Bank of East Asia Ltd. (The)[a]	9,730,910	42,163,550
BOC Hong Kong (Holdings) Ltd.	23,611,500	73,206,669
Hang Seng Bank Ltd.	4,865,400	77,580,054
Wing Hang Bank Ltd.	892,500	11,395,226

		204,345,499

DISTRIBUTION & WHOLESALE – 7.22%
Esprit Holdings Ltd.[a]	7,298,132	35,791,921
Li & Fung Ltd.[a]	17,811,000	108,386,846

		144,178,767

DIVERSIFIED FINANCIAL SERVICES – 7.13%
Hong Kong Exchanges and Clearing Ltd.[a]	6,582,600	142,399,119

		142,399,119

ELECTRIC – 7.77%
CLP Holdings Ltd.	12,163,700	99,084,851
Hongkong Electric Holdings Ltd.	8,586,000	56,052,085

		155,136,936

ENGINEERING & CONSTRUCTION – 0.71%
Cheung Kong Infrastructure Holdings Ltd.[a]	2,862,000	14,109,473

		14,109,473

GAS – 3.05%
Hong Kong and China Gas Co. Ltd. (The)	27,189,883	60,878,473

		60,878,473

HOLDING COMPANIES – DIVERSIFIED – 15.01%
Hutchison Whampoa Ltd.	13,610,800	160,237,042
NWS Holdings Ltd.	8,586,000	13,359,907
Swire Pacific Ltd. Class A	5,008,500	69,959,469
Wharf (Holdings) Ltd. (The)	8,586,500	56,275,823

		299,832,241

Security	Shares	Value

INSURANCE – 7.22%
AIA Group Ltd.[b]	49,512,600	$144,295,080

		144,295,080

LODGING – 4.90%
Sands China Ltd.[b]	15,454,800	36,706,675
Shangri-La Asia Ltd.[a]	8,586,000	20,128,045
SJM Holdings Ltd.	10,017,000	14,737,785
Wynn Macau Ltd.	9,730,800	26,359,729

		97,932,234

REAL ESTATE – 28.13%
Cheung Kong (Holdings) Ltd.	8,720,000	135,684,125
Hang Lung Group Ltd.	5,724,000	34,685,787
Hang Lung Properties Ltd.	15,741,000	67,093,483
Henderson Land Development Co. Ltd.	7,155,332	45,334,296
Hopewell Holdings Ltd.	3,577,742	11,138,602
Hysan Development Co. Ltd.[a]	4,293,000	19,290,295
Kerry Properties Ltd.	4,293,000	20,778,403
New World Development Co. Ltd.	15,741,800	28,293,870
Sino Land Co. Ltd.[a]	17,172,000	31,129,025
Sun Hung Kai Properties Ltd.	9,140,000	147,617,134
Wheelock and Co. Ltd.	5,724,357	20,798,072

		561,843,092

REAL ESTATE INVESTMENT TRUSTS – 2.09%
Link REIT (The)[a]	13,594,500	41,800,232

		41,800,232

RETAIL – 0.44%
Lifestyle International Holdings Ltd.	3,577,500	8,864,350

		8,864,350

SEMICONDUCTORS – 0.85%
ASM Pacific Technology Ltd.	1,287,900	17,063,644

		17,063,644

TELECOMMUNICATIONS – 0.98%
Foxconn International Holdings Ltd.[a,b]	12,879,000	9,110,531
PCCW Ltd.	24,327,000	10,493,920

		19,604,451

TRANSPORTATION – 2.29%
MTR Corp. Ltd.[a]	9,301,583	34,213,021
Orient Overseas International Ltd.[a]	1,431,200	11,520,672

		45,733,693

TOTAL COMMON STOCKS
(Cost: $1,969,378,882)		1,988,146,887

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2011

Security	Shares	Value
RIGHTS – 0.08%

HOLDING COMPANIES – DIVERSIFIED – 0.08%
Wharf (Holdings) Ltd. (The)[b,c]	855,650	$1,598,340

		1,598,340

TOTAL RIGHTS
(Cost: $0)		1,598,340

SHORT-TERM INVESTMENTS – 2.09%

MONEY MARKET FUNDS – 2.09%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	35,640,865	35,640,865
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	5,121,885	5,121,885
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[d,e]	944,996	944,996

		41,707,746

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,707,746)		41,707,746

TOTAL INVESTMENTS IN SECURITIES – 101.70%
(Cost: $2,011,086,628)		2,031,452,973

Other Assets, Less Liabilities – (1.70)%		(34,016,716)

NET ASSETS – 100.00%		$1,997,436,257

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.62%

ADVERTISING – 0.37%
Asatsu-DK Inc.	3,600	$102,644
Moshi Moshi Hotline Inc.	2,700	59,516

		162,160

AEROSPACE & DEFENSE – 0.17%
Japan Aviation Electronics Industry Ltd.	9,000	75,577

		75,577

AGRICULTURE – 0.30%
Hokuto Corp.	2,700	62,351
Sakata Seed Corp.	4,500	67,997

		130,348

AIRLINES – 0.06%
Skymark Airlines Inc.	1,800	26,188

		26,188

APPAREL – 1.26%
Descente Ltd.	9,000	46,027
Gunze Ltd.	18,000	77,115
Japan Wool Textile Co. Ltd. (The)	9,000	79,421
Katakura Industries Co. Ltd.	3,600	37,657
Onward Holdings Co. Ltd.	9,000	80,630
Sanyo Shokai Ltd.	9,000	33,504
Shikibo Ltd.	9,000	12,303
Tokyo Style Co. Ltd.	9,000	67,118
Wacoal Holdings Corp.	9,000	121,714

		555,489

AUTO MANUFACTURERS – 0.57%
Kanto Auto Works Ltd.	5,400	44,819
Nissan Shatai Co. Ltd.	9,000	75,906
ShinMaywa Industries Ltd.	18,000	78,652
Toyota Auto Body Co. Ltd.	2,700	50,586

		249,963

AUTO PARTS & EQUIPMENT – 4.47%
Aisan Industry Co. Ltd.	2,700	31,175
Akebono Brake Industry Co. Ltd.	7,200	43,940
Calsonic Kansei Corp.[a]	18,000	89,198
Exedy Corp.	3,600	118,506
FCC Co. Ltd.	4,500	111,278
Futaba Industrial Co. Ltd.[a]	6,300	43,523
Kayaba Industry Co. Ltd.	18,000	156,646
Keihin Corp.	4,500	99,249

Security	Shares	Value
Musashi Seimitsu Industry Co. Ltd.	2,700	$71,084
Nifco Inc.	4,500	121,000
Nissin Kogyo Co. Ltd.	4,500	82,552
Press Kogyo Co. Ltd.[a]	9,000	44,050
Riken Corp.	9,000	44,379
Sanden Corp.	18,000	82,168
Sanoh Industrial Co. Ltd.	900	9,019
Showa Corp.[a]	6,300	53,827
T.RAD Co. Ltd.	9,000	45,258
Tachi-S Co. Ltd.	1,800	36,470
Takata Corp.	3,600	114,024
Teikoku Piston Ring Co. Ltd.	1,800	19,487
Tokai Rika Co. Ltd.	5,400	104,533
Topre Corp.	6,300	55,749
Toyo Tire & Rubber Co. Ltd.	18,000	49,652
TS Tech Co. Ltd.	5,400	114,024
Unipres Corp.	3,600	90,429
Yokohama Rubber Co. Ltd. (The)	27,000	141,047

		1,972,267

BANKS – 8.55%
Aichi Bank Ltd. (The)	900	61,516
Akita Bank Ltd. (The)	27,000	91,944
Aomori Bank Ltd. (The)	18,000	57,122
Awa Bank Ltd. (The)	27,000	166,752
Bank of Iwate Ltd. (The)	1,800	85,683
Bank of Nagoya Ltd. (The)	18,000	64,811
Bank of Okinawa Ltd. (The)	2,700	114,354
Bank of Saga Ltd. (The)	18,000	51,410
Bank of the Ryukyus Ltd.	4,500	53,991
Chiba Kogyo Bank Ltd. (The)[a]	4,500	32,351
Daishi Bank Ltd. (The)	36,000	132,259
Ehime Bank Ltd. (The)	18,000	55,584
Eighteenth Bank Ltd. (The)	18,000	57,781
FIDEA Holdings Co. Ltd.	12,600	41,370
Fukui Bank Ltd. (The)	27,000	88,978
Higashi-Nippon Bank Ltd. (The)	18,000	47,016
Higo Bank Ltd. (The)	18,000	109,411
Hokkoku Bank Ltd. (The)	27,000	105,126
Hokuetsu Bank Ltd. (The)	27,000	64,262
Hyakugo Bank Ltd. (The)	27,000	127,865
Hyakujushi Bank Ltd. (The)	27,000	111,058
Juroku Bank Ltd. (The)	36,000	124,350

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Kagoshima Bank Ltd. (The)	18,000	$126,547
Kansai Urban Banking Corp.	27,000	47,785
Keiyo Bank Ltd. (The)	27,000	155,877
Kiyo Holdings Inc.	72,000	105,456
Mie Bank Ltd. (The)	18,000	52,508
Minato Bank Ltd. (The)	18,000	36,250
Miyazaki Bank Ltd. (The)	18,000	47,895
Musashino Bank Ltd. (The)	3,600	123,296
Nanto Bank Ltd. (The)	27,000	139,070
Ogaki Kyoritsu Bank Ltd. (The)	27,000	95,899
Oita Bank Ltd. (The)	18,000	70,963
San-in Godo Bank Ltd. (The)	18,000	140,608
Shiga Bank Ltd. (The)	27,000	150,934
Shikoku Bank Ltd. (The)	18,000	59,978
Shimizu Bank Ltd. (The)	900	42,841
Tochigi Bank Ltd. (The)	9,000	46,247
Toho Bank Ltd. (The)	27,000	91,615
Tokyo Tomin Bank Ltd. (The)	3,600	51,102
TOMONY Holdings Inc.[a]	9,000	37,129
Towa Bank Ltd. (The)	18,000	26,584
Tsukuba Bank Ltd.[a]	6,300	23,530
Yachiyo Bank Ltd. (The)	1,800	65,624
Yamagata Bank Ltd. (The)	18,000	91,615
Yamanashi Chuo Bank Ltd. (The)	18,000	98,645

		3,772,992

BEVERAGES – 0.58%
Kagome Co. Ltd.	8,100	151,066
Takara Holdings Inc.	18,000	107,213

		258,279

BIOTECHNOLOGY – 0.10%
OncoTherapy Science Inc.[a]	9	21,201
Takara Bio Inc.[a]	9	24,464

		45,665

BUILDING MATERIALS – 1.48%
Central Glass Co. Ltd.	18,000	80,190
Chofu Seisakusho Co. Ltd.	2,700	64,460
Nichias Corp.	9,000	55,584
Nichiha Corp.	900	8,909
Sanwa Holdings Corp.	27,000	95,899
Sumitomo Osaka Cement Co. Ltd.	45,000	116,441
Taiheiyo Cement Corp.[a]	72,000	106,334

Security	Shares	Value
Takara Standard Co. Ltd.	18,000	$125,229

		653,046

CHEMICALS – 6.76%
Adeka Corp.	10,800	120,615
Aica Kogyo Co. Ltd.	8,100	109,938
Arisawa Manufacturing Co. Ltd.	2,700	15,983
C. Uyemura & Co. Ltd.	900	39,491
Chugoku Marine Paints Ltd.	9,000	78,982
Dai Nippon Toryo Co. Ltd.[a]	9,000	12,962
Dainichiseika Color & Chemicals
Manufacturing Co. Ltd.	9,000	51,080
Daiso Co. Ltd.	9,000	31,197
DIC Corp.	72,000	190,700
Earth Chemical Co. Ltd.	1,800	60,242
Fujimi Inc.	2,700	41,622
Ishihara Sangyo Kaisha Ltd.[a]	45,000	59,868
Lintec Corp.	5,400	152,713
Nihon Nohyaku Co. Ltd.	9,000	49,542
Nihon Parkerizing Co. Ltd.	9,000	138,741
Nippon Carbon Co. Ltd.	18,000	55,364
Nippon Kayaku Co. Ltd.	18,000	187,184
Nippon Paint Co. Ltd.	27,000	197,071
Nippon Shokubai Co. Ltd.	9,000	106,005
Nippon Soda Co. Ltd.	18,000	95,130
Nippon Synthetic Chemical Industry Co. Ltd. (The)	9,000	63,933
NOF Corp.	18,000	90,956
Sakai Chemical Industry Co. Ltd.	9,000	51,190
Stella Chemifa Corp.	900	40,645
Sumitomo Bakelite Co. Ltd.	18,000	118,638
T. Hasegawa Co. Ltd.	900	14,544
Taiyo Ink Manufacturing Co. Ltd.	1,800	59,934
Takasago International Corp.	9,000	53,167
Tanaka Chemical Corp.	900	13,116
Toagosei Co. Ltd.	27,000	137,752
Tokai Carbon Co. Ltd.	18,000	106,115
Tokyo Ohka Kogyo Co. Ltd.	5,400	117,649
Toyo Ink Manufacturing Co. Ltd.	27,000	137,093
Zeon Corp.	18,000	183,449

		2,982,611

COMMERCIAL SERVICES – 1.80%
Aeon Delight Co. Ltd.	1,800	33,109

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Daiseki Co. Ltd.	3,660	$72,548
Future Architect Inc.	18	8,788
Kyodo Printing Co. Ltd.	9,000	20,872
Kyoritsu Maintenance Co. Ltd.	900	15,137
Meitec Corp.[a]	4,500	99,414
Nichii Gakkan Co.	5,400	49,498
Nishio Rent All Co. Ltd.	2,700	18,883
PARK24 Co. Ltd.	11,700	135,236
Pasona Group Inc.	36	31,373
Pronexus Inc.	1,800	9,623
So-net M3 Inc.	9	47,565
Sohgo Security Services Co. Ltd.	7,200	86,825
Temp Holdings Co. Ltd.	900	8,415
TKC Corp.	2,700	55,200
Toppan Forms Co. Ltd.	7,200	70,128
Zenrin Co. Ltd.	2,700	32,230

		794,844

COMPUTERS – 0.75%
CSK Holdings Corp.[a]	8,100	29,264
DTS Corp.	3,600	40,908
Ferrotec Corp.	1,800	30,956
Ines Corp.	2,700	22,706
Japan Digital Laboratory Co. Ltd.	900	10,699
Melco Holdings Inc.	900	34,328
Net One Systems Co. Ltd.	54	86,408
NS Solutions Corp.	2,700	60,341
Roland DG Corp.	900	13,863

		329,473

COSMETICS & PERSONAL CARE – 1.04%
Aderans Holdings Co. Ltd.[a]	3,600	38,096
Dr. Ci:Labo Co. Ltd.	9	34,987
Fancl Corp.	4,500	66,514
Kose Corp.	3,600	97,503
Lion Corp.	18,000	96,009
Mandom Corp.	2,700	72,171
Pigeon Corp.	1,800	53,431

		458,711

DISTRIBUTION & WHOLESALE – 2.34%
Doshisha Co. Ltd.	2,700	61,790
Hakuto Co. Ltd.	900	10,040
Hanwa Co. Ltd.	27,000	125,229
Inaba Denki Sangyo Co. Ltd.	2,700	78,598

Security	Shares	Value
Inabata & Co. Ltd.	1,800	$12,764
Itochu Enex Co. Ltd.	9,900	57,880
Iwatani Corp.	27,000	87,331
Japan Pulp & Paper Co. Ltd.	18,000	70,524
JFE Shoji Holdings Inc.	18,000	85,463
Kanematsu Corp.[a]	54,000	63,933
Matsuda Sangyo Co. Ltd.	1,860	32,941
Nagase & Co. Ltd.	9,000	116,441
Nippon Gas Co. Ltd.	5,400	73,094
Paltac Corp.	900	16,730
Ryoyo Electro Corp.	900	10,381
Ship Healthcare Holdings Inc.	3,600	46,928
Sumikin Bussan Corp.	9,000	24,167
Trusco Nakayama Corp.	2,700	48,872
Yuasa Trading Co. Ltd.[a]	9,000	10,326

		1,033,432

DIVERSIFIED FINANCIAL SERVICES – 2.96%
Acom Co. Ltd.	2,970	53,143
AIFUL Corp.[a]	13,050	27,397
Cedyna Financial Corp.[a]	16,200	35,789
Century Tokyo Leasing Corp.	6,380	121,090
Fuyo General Lease Co. Ltd.	1,800	66,569
GCA Savvian Group Corp.	9	19,114
Hitachi Capital Corp.	4,500	70,743
IBJ Leasing Co. Ltd.	2,700	69,930
Ichiyoshi Securities Co. Ltd.	5,400	40,996
Iwai Cosmo Holdings Inc.	900	6,240
Jaccs Co. Ltd.	18,000	66,349
Japan Securities Finance Co. Ltd.	9,900	73,951
Kenedix Inc.[a]	234	63,177
Marusan Securities Co. Ltd.	8,100	46,467
Mizuho Investors Securities Co. Ltd.[a]	36,000	40,425
Okasan Securities Group Inc.	18,000	79,531
Orient Corp.[a]	27,000	38,557
Osaka Securities Exchange Co. Ltd.	27	146,650
Promise Co. Ltd.	7,650	74,698
Ricoh Leasing Co. Ltd.	2,700	73,061
SPARX Group Co. Ltd.[a]	81	11,656
Tokai Tokyo Financial Holdings Inc.	18,000	66,349
Toyo Securities Co. Ltd.	9,000	16,038

		1,307,920

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value

ELECTRIC – 0.20%
Okinawa Electric Power Co. Inc. (The)	1,800	$89,637

		89,637

ELECTRICAL COMPONENTS & EQUIPMENT – 1.46%
Fujikura Ltd.	36,000	178,396
Funai Electric Co. Ltd.	1,800	58,264
Hitachi Cable Ltd.	18,000	51,630
Icom Inc.	900	25,002
Nippon Signal Co. Ltd. (The)	4,500	35,536
NPC Inc.	900	17,917
Sinfonia Technology Co. Ltd.	18,000	59,539
SWCC Showa Holdings Co. Ltd.[a]	18,000	20,212
Takaoka Electric Manufacturing Co. Ltd.	9,000	51,080
Tokyo Rope Manufacturing Co. Ltd.	18,000	61,516
Toshiba Tec Corp.	18,000	84,584

		643,676

ELECTRONICS – 6.80%
Alps Electric Co. Ltd.	18,000	240,132
Anritsu Corp.[b]	18,000	168,070
Chiyoda Integre Co. Ltd.	2,700	42,116
CMK Corp.	5,400	28,144
Cosel Co. Ltd.	3,600	58,484
Dai-ichi Seiko Co. Ltd.	900	53,277
Dainippon Screen Manufacturing Co. Ltd.[a]	27,000	260,344
Eizo Nanao Corp.	2,700	67,953
Enplas Corp.	900	13,402
FDK Corp.[a]	9,000	16,038
Fujitsu General Ltd.	9,000	52,618
Furuno Electric Co. Ltd.	3,600	19,773
Futaba Corp.	4,500	89,033
HORIBA Ltd.	3,600	112,091
Hosiden Corp.	7,200	82,256
IDEC Corp.	900	8,821
JEOL Ltd.	9,000	29,220
Kaga Electronics Co. Ltd.	3,600	47,148
Koa Corp.	5,400	66,437
Kuroda Electric Co. Ltd.	3,600	49,872
Macnica Inc.	2,700	70,853
Meiko Electronics Co. Ltd.	900	16,489
Micronics Japan Co. Ltd.	1,800	24,167
Nichicon Corp.	8,100	114,584
Nihon Dempa Kogyo Co. Ltd.	1,800	33,680

Security	Shares	Value
Nippon Ceramic Co. Ltd.	900	$18,532
Nippon Chemi-Con Corp.[a]	18,000	126,547
Nissha Printing Co. Ltd.	2,700	68,678
Nitto Kogyo Corp.	3,600	42,842
Ryosan Co. Ltd.	4,500	117,814
Sanshin Electronics Co. Ltd.	3,600	31,900
Sanyo Denki Co. Ltd.	9,000	70,963
SATO Corp.	900	12,149
Shinko Shoji Co. Ltd.	1,800	16,236
Star Micronics Co. Ltd.	5,400	61,230
Taiyo Yuden Co. Ltd.	9,000	146,759
Tamura Corp.	9,000	28,231
TOKO Inc.[a]	9,000	22,080
Tokyo Seimitsu Co. Ltd.	4,500	89,198
Toyo Corp.	4,500	46,247
ULVAC Inc.	3,600	86,298
Wacom Co. Ltd.	45	67,723
Yamatake Corp.	7,200	181,911

		3,000,340

ENERGY - ALTERNATE SOURCES – 0.01%
Japan Wind Development Co. Ltd.[a]	9	5,438

		5,438

ENGINEERING & CONSTRUCTION – 3.49%
Chudenko Corp.	3,600	45,258
COMSYS Holdings Corp.	12,600	127,646
Hibiya Engineering Ltd.	900	8,546
Japan Airport Terminal Co. Ltd.	4,500	68,107
Kandenko Co. Ltd.	9,000	56,902
Kyowa Exeo Corp.	9,000	85,683
Maeda Corp.	18,000	58,001
Maeda Road Construction Co. Ltd.	9,000	76,236
MIRAIT Holdings Corp.[a]	3,600	27,243
Nippo Corp.	9,000	63,273
Nippon Road Co. Ltd. (The)	9,000	22,629
Nishimatsu Construction Co. Ltd.	36,000	50,092
Okumura Corp.	18,000	70,743
Penta-Ocean Construction Co. Ltd.	31,500	52,673
Shinko Plantech Co. Ltd.	4,500	48,059
SHO-BOND Holdings Co. Ltd.	3,600	76,280
Taihei Kogyo Co. Ltd.	9,000	42,402
Taikisha Ltd.	4,500	81,399
Takasago Thermal Engineering Co. Ltd.	8,100	72,567

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Takuma Co. Ltd.[a]	9,000	$28,451
Toa Corp.	18,000	22,409
Toda Corp.	27,000	103,149
Tokyu Construction Co. Ltd.	11,340	33,911
Toshiba Plant Systems & Services Corp.	9,000	122,153
Toyo Construction Co. Ltd.	45,000	26,913
Toyo Engineering Corp.	18,000	69,425

		1,540,150

ENTERTAINMENT – 0.72%
Avex Group Holdings Inc.	4,500	66,185
Resorttrust Inc.	4,500	73,819
Shochiku Co. Ltd.	9,000	68,436
Toei Co. Ltd.	9,000	47,565
Tokyotokeiba Co. Ltd.	18,000	26,803
Yomiuri Land Co. Ltd.	9,000	35,262

		318,070

ENVIRONMENTAL CONTROL – 0.13%
Asahi Holdings Inc.	2,700	59,582

		59,582

FOOD – 3.63%
Ariake Japan Co. Ltd.	2,700	47,257
Ezaki Glico Co. Ltd.	9,000	104,687
Fuji Oil Co. Ltd.	7,200	102,380
House Foods Corp.	7,200	121,099
Itoham Foods Inc.	18,000	68,546
J-Oil Mills Inc.	9,000	28,122
Kato Sangyo Co. Ltd.	2,700	47,356
Kewpie Corp.	10,800	136,961
Marudai Food Co. Ltd.	9,000	29,769
Maruha Nichiro Holdings Inc.	45,000	84,035
MEGMILK SNOW BRAND Co. Ltd.	4,500	80,300
Mitsui Sugar Co. Ltd.	9,000	37,569
Morinaga & Co. Ltd.	36,000	87,880
Morinaga Milk Industry Co. Ltd.	27,000	113,365
Nichirei Corp.	36,000	168,729
Nippon Beet Sugar Manufacturing Co. Ltd.	18,000	45,698
Nippon Flour Mills Co. Ltd.	18,000	89,418
Nippon Suisan Kaisha Ltd.	26,100	88,561
Nisshin OilliO Group Ltd. (The)	18,000	93,372
Prima Meat Packers Ltd.	18,000	25,046

		1,600,150

Security	Shares	Value

FOREST PRODUCTS & PAPER – 1.21%
Daio Paper Corp.	9,000	$66,349
Hokuetsu Kishu Paper Co. Ltd.	13,500	77,939
Mitsubishi Paper Mills Ltd.[a]	45,000	56,573
Rengo Co. Ltd.	27,000	176,309
Sumitomo Forestry Co. Ltd.	17,100	155,075

		532,245

GAS – 0.06%
Shizuoka Gas Co. Ltd.	4,500	26,584

		26,584

HAND & MACHINE TOOLS – 1.48%
DISCO Corp.	2,700	189,491
Hitachi Koki Co. Ltd.	6,300	65,284
Meidensha Corp.	18,000	82,607
Mori Seiki Co. Ltd.	10,800	138,015
OSG Corp.	9,000	131,271
Union Tool Co.	1,800	44,687

		651,355

HEALTH CARE – PRODUCTS – 1.20%
AS ONE Corp.	900	20,542
Hogy Medical Co. Ltd.	1,800	85,243
Nakanishi Inc.	900	99,744
Nihon Kohden Corp.	4,500	98,316
Nipro Corp.	5,400	113,629
Paramount Bed Co. Ltd.	2,700	72,072
Topcon Corp.	7,200	38,667

		528,213

HEALTH CARE – SERVICES – 0.13%
Ain Pharmaciez Inc.	900	31,384
Message Co. Ltd.	9	25,540

		56,924

HOME BUILDERS – 0.50%
Haseko Corp.[a]	126,000	116,880
PanaHome Corp.	9,000	62,615
Token Corp.	1,080	43,171

		222,666

HOME FURNISHINGS – 1.61%
Alpine Electronics Inc.	5,400	78,235
Canon Electronics Inc.	2,700	82,453
Clarion Co. Ltd.[a]	9,000	19,553
Daiwa Industries Ltd.	9,000	45,148

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Foster Electric Co. Ltd.	2,700	$72,369
France Bed Holdings Co. Ltd.	18,000	25,046
Hoshizaki Electric Co. Ltd.	1,800	33,131
Juki Corp.[a]	18,000	42,622
JVC KENWOOD Holdings Inc.[a]	7,740	42,134
Nidec Sankyo Corp.	9,000	73,819
Noritz Corp.	3,600	60,857
Pioneer Corp.[a]	25,200	135,028

		710,395

HOUSEHOLD PRODUCTS & WARES – 0.11%
Pilot Corp.	27	49,037

		49,037

HOUSEWARES – 0.38%
Noritake Co. Ltd.	18,000	77,993
Sangetsu Co. Ltd.	3,600	89,198

		167,191

INSURANCE – 0.04%
Fuji Fire & Marine Insurance Co. Ltd. (The)[a]	9,000	15,928

		15,928

INTERNET – 1.86%
Access Co. Ltd.[a]	27	38,096
CyberAgent Inc.	54	172,223
Digital Garage Inc.[a]	9	39,271
Dwango Co. Ltd.	9	25,628
En-Japan Inc.	18	30,099
GMO Internet Inc.	6,300	38,063
Gourmet Navigator Inc.[b]	18	26,122
Internet Initiative Japan Inc.	18	60,308
kabu.com Securities Co. Ltd.	9,000	39,326
Kakaku.com Inc.	18	104,797
Macromill Inc.	1,800	25,968
Mixi Inc.[b]	9	45,148
Monex Group Inc.	126	34,849
So-net Entertainment Corp.	18	64,218
Start Today Co. Ltd.	2,700	44,720
VeriSign Japan K.K.	36	16,961
Zappallas Inc.	9	14,478

		820,275

IRON & STEEL – 1.23%
Aichi Steel Corp.	18,000	129,403
Godo Steel Ltd.	18,000	37,569

Security	Shares	Value
Kyoei Steel Ltd.	1,800	$29,967
Mitsubishi Steel Manufacturing Co. Ltd.	18,000	68,766
Nakayama Steel Works Ltd.[a]	18,000	24,606
Nippon Metal Industry Co. Ltd.[a]	18,000	23,069
Nippon Yakin Kogyo Co. Ltd.[a]	13,500	38,063
Sanyo Special Steel Co. Ltd.	9,000	59,099
TOPY Industries Ltd.	18,000	53,387
Yodogawa Steel Works Ltd.	18,000	80,190

		544,119

LEISURE TIME – 1.51%
Accordia Golf Co. Ltd.	63	52,673
Daiichikosho Co. Ltd.	5,400	104,797
Fields Corp.	18	32,384
GLOBERIDE Inc.	9,000	11,314
H.I.S. Co. Ltd.	2,700	70,128
Heiwa Corp.	5,400	95,701
Mars Engineering Corp.	900	17,499
Mizuno Corp.	9,000	43,061
PGM Holdings K.K.	63	41,293
Roland Corp.	2,700	31,736
Round One Corp.	5,400	35,262
Tokyo Dome Corp.[a]	18,000	45,038
Universal Entertainment Corp.[a]	2,700	85,683

		666,569

LODGING – 0.09%
Fujita Kanko Inc.	9,000	40,425

		40,425

MACHINERY – 4.74%
Aida Engineering Ltd.	9,900	53,167
Chugai Ro Co. Ltd.	9,000	43,171
CKD Corp.	8,100	89,572
Daifuku Co. Ltd.	9,000	72,281
Daihen Corp.	18,000	81,728
Ebara Corp.[a]	45,000	261,443
Fuji Machine Manufacturing Co. Ltd.	4,500	109,685
Furukawa Co. Ltd.[a]	36,000	42,622
Harmonic Drive Systems Inc.	9	58,660
Iseki & Co. Ltd.[a]	18,000	48,554
Komori Corp.	7,200	76,631
Makino Milling Machine Co. Ltd.[a]	9,000	84,035
Max Co. Ltd.	9,000	120,395
Miura Co. Ltd.	3,600	100,491

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Modec Inc.	2,700	$49,564
Nippon Sharyo Ltd.	9,000	47,785
Nippon Thompson Co. Ltd.	9,000	74,918
Obara Corp.	1,800	23,288
Okuma Corp.[a]	18,000	168,290
Shima Seiki Manufacturing Ltd.	2,700	66,240
Sintokogio Ltd.	6,300	69,436
Tadano Ltd.	18,000	100,183
Toshiba Machine Co. Ltd.	18,000	107,653
Toyo Kanetsu K.K.	18,000	32,735
Tsubakimoto Chain Co.	18,000	110,948

		2,093,475

MACHINERY – DIVERSIFIED – 0.07%
Torishima Pump Manufacturing Co. Ltd.	1,800	33,131

		33,131

MANUFACTURING – 1.65%
Achilles Corp.	9,000	13,731
Amano Corp.	8,100	78,103
Glory Ltd.	7,200	174,090
Japan Cash Machine Co. Ltd.	900	8,052
JSP Corp.	900	17,005
Kureha Corp.	18,000	96,668
Nikkiso Co. Ltd.	9,000	77,664
Nippon Valqua Industries Ltd.	9,000	29,110
Nitta Corp.	2,700	51,476
Shin-Etsu Polymer Co. Ltd.	900	5,712
Tamron Co. Ltd.	1,800	38,316
Tenma Corp.	3,600	38,799
Tokai Rubber Industries Ltd.	3,600	49,432
Toyo Tanso Co. Ltd.	900	49,872

		728,030

MEDIA – 0.40%
Gakken Holdings Co. Ltd.	9,000	20,762
Kadokawa Group Holdings Inc.	2,700	70,161
SKY Perfect JSAT Holdings Inc.	180	70,853
Tohokushinsha Film Corp.	900	5,866
USEN Corp.[a]	11,880	9,570

		177,212

METAL FABRICATE & HARDWARE – 1.77%
Kitz Corp.	9,000	40,425
Misumi Group Inc.	9,000	221,238
Mitsui High-Tech Inc.	900	5,284

Security	Shares	Value
Nachi-Fujikoshi Corp.	18,000	$100,622
Neturen Co. Ltd.	4,500	43,171
Oiles Corp.	4,580	92,517
Onoken Co. Ltd.	1,800	16,192
Ryobi Ltd.[a]	18,000	77,993
Tocalo Co. Ltd.	1,800	33,218
Toho Zinc Co. Ltd.	18,000	102,380
Yamazen Corp.	8,100	47,554

		780,594

MINING – 1.69%
Nippon Coke & Engineering Co. Ltd.	18,000	35,372
Nippon Denko Co. Ltd.	9,000	65,471
Nippon Light Metal Co. Ltd.[a]	63,000	134,566
Nittetsu Mining Co. Ltd.	9,000	46,466
OSAKA Titanium technologies Co. Ltd.	1,800	134,456
Pacific Metals Co. Ltd.	18,000	169,169
Sumitomo Light Metal Industries Ltd.[a]	36,000	47,455
Toho Titanium Co. Ltd.	3,600	112,530

		745,485

OFFICE & BUSINESS EQUIPMENT – 0.07%
Riso Kagaku Corp.	1,800	32,911

		32,911

OFFICE FURNISHINGS – 0.33%
Kokuyo Co. Ltd.	10,800	88,583
Okamura Corp.	9,000	55,254

		143,837

OIL & GAS – 0.09%
AOC Holdings Inc.[a]	5,400	39,612

		39,612

PACKAGING & CONTAINERS – 0.37%
FP Corp.	1,800	101,611
Fuji Seal International Inc.	2,700	59,846

		161,457

PHARMACEUTICALS – 2.94%
EPS Co. Ltd.	18	41,897
Fuso Pharmaceutical Industries Ltd.	9,000	27,902
Kaken Pharmaceutical Co. Ltd.	9,000	114,573
Kissei Pharmaceutical Co. Ltd.	900	17,917
Kobayashi Pharmaceutical Co. Ltd.	3,600	174,002
KYORIN Holdings Inc.	9,000	163,566
Mochida Pharmaceutical Co. Ltd.	9,000	106,554

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Nichi-Iko Pharmaceutical Co. Ltd.	2,700	$75,467
Nippon Shinyaku Co. Ltd.	9,000	118,198
Rohto Pharmaceutical Co. Ltd.	9,000	105,456
Sawai Pharmaceutical Co. Ltd.	1,800	168,510
Seikagaku Corp.	4,500	51,190
Taiko Pharmaceutical Co. Ltd.	900	11,117
Toho Holdings Co. Ltd.	4,500	55,969
Towa Pharmaceutical Co. Ltd.	900	49,707
Vital KSK Holdings Inc.	1,800	14,632

		1,296,657

REAL ESTATE – 1.33%
Airport Facilities Co. Ltd.	1,800	8,239
Arnest One Corp.	4,500	56,518
Daibiru Corp.	6,300	53,673
Daikyo Inc.[a]	27,000	52,069
Goldcrest Co. Ltd.	2,160	58,660
Heiwa Real Estate Co. Ltd.	22,500	65,361
Hulic Co. Ltd.	6,300	57,671
Iida Home Max Co. Ltd.	900	10,721
Leopalace21 Corp.[a]	14,400	24,255
Sankei Building Co. Ltd. (The)	3,600	23,200
Shoei Co. Ltd.	3,600	32,559
Sumitomo Real Estate Sales Co. Ltd.	900	46,796
TOC Co. Ltd.	9,000	39,216
Toho Real Estate Co. Ltd.	1,800	12,567
Tokyu Livable Inc.	2,700	32,527
Touei Housing Corp.	900	14,258

		588,290

REAL ESTATE INVESTMENT TRUSTS – 5.48%
Advance Residence Investment Corp.	99	205,057
BLife Investment Corp.	9	63,383
DA Office Investment Corp.	27	96,690
Frontier Real Estate Investment Corp.	18	170,267
Fukuoka REIT Corp.	9	66,349
Global One Real Estate Investment Corp. Ltd.	9	83,596
Hankyu REIT Inc.	9	46,467
Heiwa Real Estate REIT Inc.	36	24,079
Industrial & Infrastructure Fund Investment Corp.	9	46,467
Japan Excellent Inc.	18	106,005
Japan Logistics Fund Inc.	18	166,093

Security	Shares	Value
Japan Rental Housing Investments Inc.	72	$31,637
Kenedix Realty Investment Corp.	27	127,206
MID REIT Inc.	18	50,333
Mori Hills REIT Investment Corp.	18	62,175
MORI TRUST Sogo REIT Inc.	18	188,283
Nippon Accommodations Fund Inc.	18	131,380
Nomura Real Estate Residential Fund Inc.	9	51,739
ORIX JREIT Inc.	27	155,218
Premier Investment Corp.	18	87,440
Sekisui House SI Investment Corp.	9	41,413
TOKYU REIT Inc.	18	123,032
Top REIT Inc.	18	116,221
United Urban Investment Corp.	135	176,639

		2,417,169

RETAIL – 9.32%
Alpen Co. Ltd.	1,800	36,492
Aoki Holdings Inc.	3,600	64,020
Aoyama Trading Co. Ltd.	6,300	109,421
Arc Land Sakamoto Co. Ltd.	900	11,139
Arcs Co. Ltd.	3,600	57,342
Askul Corp.	2,700	54,376
Autobacs Seven Co. Ltd.	3,600	145,661
Belluna Co. Ltd.	3,150	23,145
Best Denki Co. Ltd.[a]	9,000	26,693
BIC Camera Inc.	72	30,011
Cawachi Ltd.	1,800	38,557
Chiyoda Co. Ltd.	3,600	50,751
Circle K Sunkus Co. Ltd.	5,400	90,824
cocokara fine HOLDINGS Inc.	900	20,915
Colowide Co. Ltd.	4,500	27,902
Culture Convenience Club Co. Ltd.	10,800	78,696
Daiei Inc. (The)[a]	8,100	32,823
DCM Holdings Co. Ltd.	9,000	54,815
Don Quijote Co. Ltd.	5,400	187,777
Doutor Nichires Holdings Co. Ltd.	4,500	60,253
Duskin Co. Ltd.	6,300	126,877
EDION Corp.	8,100	83,640
Fuji Co. Ltd.	1,800	36,997
GEO Corp.	45	59,484
Gulliver International Co. Ltd.	450	19,938
H2O Retailing Corp.	9,000	67,997
Heiwado Co. Ltd.	4,500	57,287

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
Honeys Co. Ltd.	2,340	$31,903
Izumi Co. Ltd.	6,300	92,197
Izumiya Co. Ltd.	9,000	41,963
Jipangu Holdings Inc.[a]	72	1,424
Joshin Denki Co. Ltd.	9,000	93,482
K’s Holdings Corp.	5,400	181,648
Kappa Create Co. Ltd.	450	9,991
Kasumi Co. Ltd.	900	5,009
Keiyo Co. Ltd.[b]	4,500	23,618
Kisoji Co. Ltd.	2,700	60,077
Kohnan Shoji Co. Ltd.	2,700	36,909
Kojima Co. Ltd.	1,800	12,655
Komeri Co. Ltd.	3,600	90,297
Kura Corp.	900	14,500
Maruetsu Inc. (The)	9,000	36,141
Matsumotokiyoshi Co. Ltd.	4,500	100,622
Matsuya Co. Ltd.[a,b]	3,600	28,121
Megane Top Co. Ltd.	1,800	17,905
MOS Food Services Inc.	3,600	68,942
Nishimatsuya Chain Co. Ltd.	6,300	57,287
Nissen Holdings Co. Ltd.	6,300	41,677
Pal Co. Ltd.	450	17,741
Parco Co. Ltd.	5,400	53,651
Paris Miki Holdings Inc.	4,500	44,764
Plenus Co. Ltd.	2,700	45,741
Point Inc.	1,620	77,510
Ringer Hut Co. Ltd.	1,800	22,541
Ryohin Keikaku Co. Ltd.	2,700	128,195
Saint Marc Holdings Co. Ltd.	900	40,809
Saizeriya Co. Ltd.	3,600	68,458
San-A & Co. Ltd.	900	34,987
Sankyo-Tateyama Holdings Inc.[a]	36,000	49,213
Seiko Holdings Corp.[a]	9,000	35,262
Senshukai Co. Ltd.	5,400	34,669
Shimachu Co. Ltd.	5,400	123,779
Sugi Holdings Co. Ltd.	3,600	86,254
Sundrug Co. Ltd.	3,600	107,389
Toridoll Corp.	9	12,600
Tsuruha Holdings Inc.	1,800	88,319
United Arrows Ltd.	900	15,478
Valor Co. Ltd.	4,500	46,027
Watami Co. Ltd.	2,700	56,353
Xebio Co. Ltd.	2,700	61,692

Security	Shares	Value
Yoshinoya Holdings Co. Ltd.	54	$70,985
Zensho Co. Ltd.	8,100	88,583

		4,111,201

SEMICONDUCTORS – 0.46%
Megachips Corp.	1,800	38,865
Mimasu Semiconductor Industry Co. Ltd.	2,700	33,054
Sanken Electric Co. Ltd.	9,000	60,088
Shindengen Electric Manufacturing Co. Ltd.[a]	9,000	48,114
Shinkawa Ltd.	900	9,908
THine Electronics Inc.	9	11,985

		202,014

SHIPBUILDING – 0.48%
Hitachi Zosen Corp.	90,000	137,312
Namura Shipbuilding Co. Ltd.	5,400	29,857
Sasebo Heavy Industries Co. Ltd.	18,000	42,622

		209,791

SOFTWARE – 1.16%
Capcom Co. Ltd.	5,400	103,940
Fuji Soft Inc.	2,700	46,269
NEC Mobiling Ltd.	900	30,396
Nihon Unisys Ltd.	7,200	56,770
NSD Co. Ltd.	4,500	49,432
Obic Business Consultants Co. Ltd.	900	59,099
Simplex Technology Inc.	27	12,836
Sumisho Computer Systems Corp.	2,700	42,018
Tecmo Koei Holdings Co. Ltd.	5,400	45,082
Trans Cosmos Inc.	3,600	37,613
Works Applications Co. Ltd.	45	30,044

		513,499

STORAGE & WAREHOUSING – 0.47%
Mitsui-Soko Co. Ltd.	18,000	76,895
Shibusawa Warehouse Co. Ltd. (The)	9,000	30,758
Sumitomo Warehouse Co. Ltd. (The)	18,000	98,865

		206,518

TELECOMMUNICATIONS – 1.27%
AIPHONE Co. Ltd.	900	14,555
Denki Kogyo Co. Ltd.	9,000	42,402
Hikari Tsushin Inc.	2,700	65,745
Hitachi Kokusai Electric Inc.	9,000	86,452
IT Holdings Corp.	9,048	103,037
Japan Radio Co. Ltd.	9,000	26,364

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2011

Security	Shares	Value
MTI Ltd.	9	$17,653
Oki Electric Industry Co. Ltd.[a]	90,000	76,895
Okinawa Cellular Telephone Co.	18	39,985
Telepark Corp.	27	53,091
Uniden Corp.[a]	9,000	32,625

		558,804

TEXTILES – 0.99%
Daiwabo Holdings Co. Ltd.	18,000	43,720
Kurabo Industries Ltd.	27,000	53,717
Nitto Boseki Co. Ltd.	36,000	108,532
Seiren Co. Ltd.	7,200	53,870
Toyobo Co. Ltd.	72,000	118,638
Unitika Ltd.[a]	63,000	59,978

		438,455

TOYS, GAMES & HOBBIES – 0.54%
Sanrio Co. Ltd.	5,400	177,825
Tomy Co. Ltd.	7,200	62,395

		240,220

TRANSPORTATION – 2.39%
Daiichi Chuo Kisen Kaisha[a]	9,000	21,750
Fukuyama Transporting Co. Ltd.	18,000	92,713
Hitachi Transport System Ltd.	5,400	86,606
Iino Kaiun Kaisha Ltd.	10,800	58,528
Inui Steamship Co. Ltd.	2,700	19,345
Kintetsu World Express Inc.	1,800	56,002
Nippon Konpo Unyu Soko Co. Ltd.	9,000	103,808
Nishi-Nippon Railroad Co. Ltd.	36,000	154,229
Sankyu Inc.	27,000	127,206
Seino Holdings Co. Ltd.	18,000	136,653
Shinwa Kaiun Kaisha Ltd.	9,000	21,860
Sotetsu Holdings Inc.	45,000	147,748
Yusen Air & Sea Service Co. Ltd.	1,800	28,891

		1,055,339

VENTURE CAPITAL – 0.20%
JAFCO Co. Ltd.	2,700	87,199

		87,199

TOTAL COMMON STOCKS
(Cost: $41,911,130)		43,958,834

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.59%

MONEY MARKET FUNDS – 0.59%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	208,035	$208,035
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	29,896	29,896
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[c,d]	23,340	23,340

		261,271

TOTAL SHORT-TERM INVESTMENTS
(Cost: $261,271)		261,271

TOTAL INVESTMENTS IN SECURITIES – 100.21%
(Cost: $42,172,401)		44,220,105

Other Assets, Less Liabilities – (0.21)%		(94,025)

NET ASSETS – 100.00%		$44,126,080

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.78%

AGRICULTURE – 10.68%
British American Tobacco (Malaysia) Bhd	1,051,200	$16,540,764
Genting Plantations Bhd	1,927,200	5,003,581
IOI Corp. Bhd	27,944,430	50,291,731
Kuala Lumpur Kepong Bhd	4,029,600	26,683,468

		98,519,544

AIRLINES – 1.40%
AirAsia Bhd[a]	10,424,400	8,611,535
Malaysian Airline System Bhd[a]	7,008,000	4,341,951

		12,953,486

AUTO MANUFACTURERS – 1.25%
UMW Holdings Bhd	4,818,000	11,513,922

		11,513,922

BANKS – 28.57%
Alliance Financial Group Bhd	7,796,400	7,999,584
AMMB Holdings Bhd	15,154,837	30,851,184
CIMB Group Holdings Bhd	34,164,064	90,267,942
Hong Leong Bank Bhd	3,942,000	12,017,899
Malayan Banking Bhd	26,630,420	75,251,342
Public Bank Bhd Foreign	8,847,600	37,936,931
RHB Capital Bhd	3,591,600	9,254,213

		263,579,095

BUILDING MATERIALS – 0.73%
Lafarge Malayan Cement Bhd	2,803,260	6,754,290

		6,754,290

CHEMICALS – 3.75%
Petronas Chemicals Group Bhd[a]	16,731,600	34,554,689

		34,554,689

COMMERCIAL SERVICES – 1.96%
PLUS Expressways Bhd	12,526,800	18,109,552

		18,109,552

DIVERSIFIED FINANCIAL SERVICES – 1.33%
Bursa Malaysia Bhd	2,715,600	7,228,543
Hong Leong Financial Group Bhd	1,752,000	4,990,946

		12,219,489

ELECTRIC – 6.05%
Tenaga Nasional Bhd	20,479,412	42,294,803
YTL Power International Bhd	18,220,875	13,558,887

		55,853,690

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 1.76%
Gamuda Bhd	13,665,600	$16,261,638

		16,261,638

ENTERTAINMENT – 0.83%
Berjaya Sports Toto Bhd	5,694,050	7,653,042

		7,653,042

FOOD – 2.05%
PPB Group Bhd	3,504,066	18,953,316

		18,953,316

GAS – 1.65%
Petronas Gas Bhd	4,117,200	15,224,395

		15,224,395

HOLDING COMPANIES – DIVERSIFIED – 11.68%
Berjaya Corp. Bhd	14,016,000	4,778,443
IJM Corp. Bhd	9,022,840	17,894,831
MMC Corp. Bhd	6,394,800	5,681,006
Sime Darby Bhd	22,600,825	66,383,672
YTL Corp. Bhd	5,606,421	13,048,873

		107,786,825

LODGING – 9.50%
Genting Bhd	18,571,200	60,818,321
Genting Malaysia Bhd	24,703,200	26,804,652

		87,622,973

OIL & GAS – 1.01%
Petronas Dagangan Bhd	2,102,400	9,304,180

		9,304,180

REAL ESTATE – 1.07%
SP Setia Bhd	5,080,800	9,843,477

		9,843,477

RETAIL – 0.69%
Parkson Holdings Bhd	3,679,271	6,368,317

		6,368,317

TELECOMMUNICATIONS – 11.31%
Axiata Group Bhd[a]	21,199,200	33,913,161
DiGi.Com Bhd	2,890,800	25,207,435
Maxis Communications Bhd	18,834,000	33,525,199
Telekom Malaysia Bhd	9,022,800	11,653,772

		104,299,567

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2011

Security	Shares	Value
TRANSPORTATION – 2.51%
MISC Bhd	9,285,620	$23,134,146

		23,134,146

TOTAL COMMON STOCKS
(Cost: $503,252,835)		920,509,633

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	184,303	184,303

		184,303

TOTAL SHORT-TERM INVESTMENTS
(Cost: $184,303)		184,303

TOTAL INVESTMENTS IN SECURITIES – 99.80%
(Cost: $503,437,138)		920,693,936

Other Assets, Less Liabilities – 0.20%		1,824,646

NET ASSETS – 100.00%		$922,518,582

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.48%

AUSTRALIA – 65.84%
AGL Energy Ltd.	1,190,604	$17,616,054
Alumina Ltd.	6,457,518	15,650,142
Amcor Ltd.	3,252,024	22,915,826
AMP Ltd.	5,491,950	29,695,920
Asciano Group[a]	7,741,182	13,834,392
ASX Ltd.	463,044	17,172,673
Australia and New Zealand Banking Group Ltd.	6,794,226	166,944,839
AXA Asia Pacific Holdings Ltd.	2,758,242	17,807,269
Bendigo and Adelaide Bank Ltd.	965,568	9,203,105
BGP Holdings PLC[a,b]	27,004,595	3,730
BHP Billiton Ltd.	8,919,942	418,825,235
Billabong International Ltd.	546,234	4,705,706
BlueScope Steel Ltd.	4,865,910	10,306,307
Boral Ltd.	1,899,552	10,638,724
Brambles Ltd.	3,769,494	27,176,405
Caltex Australia Ltd.	357,576	5,734,884
CFS Retail Property Trust	5,578,524	10,679,547
Coca-Cola Amatil Ltd.	1,495,728	18,048,731
Cochlear Ltd.	152,562	12,015,068
Commonwealth Bank of Australia	4,112,970	222,437,257
Computershare Ltd.	1,181,862	11,517,398
Crown Ltd.	1,191,450	10,130,666
CSL Ltd.	1,465,554	53,128,495
CSR Ltd.	1,325,776	4,698,131
Dexus Property Group	12,798,006	11,142,538
Fairfax Media Ltd.[c]	5,568,936	7,400,455
Fortescue Metals Group Ltd.[a]	3,352,980	22,671,212
Foster’s Group Ltd.	5,104,764	29,733,592
Goodman Fielder Ltd.	3,703,506	4,695,243
Goodman Group	16,886,442	12,036,823
GPT Group	4,696,428	14,825,353
Harvey Norman Holdings Ltd.	1,370,802	4,243,498
Incitec Pivot Ltd.	4,309,806	19,266,283
Insurance Australia Group Ltd.	5,505,486	20,462,760
James Hardie Industries SEa	1,146,612	7,706,126
Leighton Holdings Ltd.[c]	359,268	11,319,169
Lend Lease Group	1,428,048	13,262,132
Macarthur Coal Ltd.	473,478	5,694,104
Macquarie Group Ltd.	919,884	35,473,501

Security	Shares	Value
MAp Group	1,007,022	$3,168,642
Metcash Ltd.	2,017,146	8,339,482
Mirvac Group	9,063,762	11,998,516
National Australia Bank Ltd.	5,663,406	148,789,776
Newcrest Mining Ltd.	2,032,092	78,487,753
OneSteel Ltd.	3,536,280	9,722,682
Orica Ltd.	957,390	25,123,433
Origin Energy Ltd.	2,337,780	39,636,342
OZ Minerals Ltd.	8,241,450	13,595,473
Paladin Energy Ltd.[a]	1,841,178	9,261,864
Qantas Airways Ltd.[a]	2,996,532	7,109,688
QBE Insurance Group Ltd.	2,751,756	50,830,326
QR National Ltd.[a]	4,538,335	14,788,435
Ramsay Health Care Ltd.	354,192	6,398,351
Rio Tinto Ltd.	1,157,328	100,090,595
Santos Ltd.	2,208,342	32,157,187
Sims Metal Management Ltd.	430,896	8,257,865
Sonic Healthcare Ltd.	968,388	11,123,314
SP AusNet	3,719,016	3,294,754
Stockland Corp. Ltd.	6,297,906	24,369,996
Suncorp-Metway Ltd.	3,405,996	29,203,299
Tabcorp Holdings Ltd.	1,794,648	13,907,198
Tatts Group Ltd.	3,377,232	8,356,855
Telstra Corp. Ltd.	11,543,670	32,737,446
Toll Holdings Ltd.	1,754,322	10,718,555
Transurban Group	3,420,378	18,599,062
Wesfarmers Ltd.	2,669,694	89,684,933
Wesfarmers Ltd. Partially Protected	402,978	13,664,736
Westfield Group	5,914,104	58,717,730
Westfield Retail Trust	7,775,868	21,141,501
Westpac Banking Corp.	7,937,454	190,186,127
Woodside Petroleum Ltd.	1,659,570	71,873,144
Woolworths Ltd.	3,269,226	89,484,928
WorleyParsons Ltd.	508,728	15,618,835

		2,621,258,116

HONG KONG – 20.81%
AIA Group Ltd.[a]	20,755,200	60,487,093
ASM Pacific Technology Ltd.	535,800	7,098,921
Bank of East Asia Ltd. (The)	4,060,920	17,595,765
BOC Hong Kong (Holdings) Ltd.	9,870,000	30,601,606
Cathay Pacific Airways Ltd.	3,102,000	7,208,258
Cheung Kong (Holdings) Ltd.	3,666,000	57,043,349

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2011

Security	Shares	Value
Cheung Kong Infrastructure Holdings Ltd.[c]	1,128,000	$5,560,966
CLP Holdings Ltd.	5,076,000	41,348,825
Esprit Holdings Ltd.	3,102,011	15,213,062
Foxconn International Holdings Ltd.[a]	5,640,000	3,989,704
Hang Lung Group Ltd.	2,256,000	13,670,709
Hang Lung Properties Ltd.	6,486,736	27,648,670
Hang Seng Bank Ltd.[c]	2,030,400	32,375,250
Henderson Land Development Co. Ltd.	2,820,056	17,867,131
Hong Kong and China Gas Co. Ltd. (The)	11,562,627	25,888,860
Hong Kong Exchanges and Clearing Ltd.[c]	2,707,200	58,563,925
Hongkong Electric Holdings Ltd.	3,666,000	23,932,791
Hopewell Holdings Ltd.[c]	1,551,000	4,828,736
Hutchison Whampoa Ltd.	5,640,000	66,398,516
Hysan Development Co. Ltd.	1,692,000	7,602,883
Kerry Properties Ltd.	1,833,000	8,871,841
Li & Fung Ltd.	7,333,600	44,627,801
Lifestyle International Holdings Ltd.	1,551,000	3,843,077
Link REIT (The)[c]	5,922,000	18,208,906
MTR Corp. Ltd.	3,807,000	14,002,882
New World Development Co. Ltd.[c]	6,768,941	12,166,305
NWS Holdings Ltd.[c]	3,384,000	5,265,540
Orient Overseas International Ltd.[c]	564,000	4,540,008
PCCW Ltd.	10,716,000	4,622,553
Sands China Ltd.[a]	6,429,600	15,270,934
Shangri-La Asia Ltd.[c]	3,691,000	8,652,762
Sino Land Co. Ltd.[c]	6,768,000	12,268,882
SJM Holdings Ltd.	4,230,000	6,223,503
Sun Hung Kai Properties Ltd.	3,666,000	59,208,360
Swire Pacific Ltd. Class A	2,115,000	29,542,633
Wharf (Holdings) Ltd. (The)	3,666,000	24,026,922
Wheelock and Co. Ltd.	2,538,000	9,221,211
Wing Hang Bank Ltd.	423,000	5,400,763
Wynn Macau Ltd.	4,173,600	11,305,850
Yue Yuen Industrial (Holdings) Ltd.[c]	1,974,000	6,209,021

		828,404,774

NEW ZEALAND – 0.76%
Auckland International Airport Ltd.	2,474,268	4,127,347
Contact Energy Ltd.[a]	819,210	3,785,660
Fletcher Building Ltd.	1,594,710	10,508,786

Security	Shares	Value
Sky City Entertainment Group Ltd.	1,551,282	$3,788,308
Telecom Corp. of New Zealand Ltd.	5,110,122	7,986,671

		30,196,772

SINGAPORE – 12.07%
Ascendas Real Estate Investment Trust	3,948,813	6,214,444
CapitaLand Ltd.	6,768,000	17,361,357
CapitaMall Trust Management Ltd.	5,922,781	8,435,483
CapitaMalls Asia Ltd.	3,666,000	4,961,656
City Developments Ltd.	1,410,000	12,381,949
ComfortDelGro Corp. Ltd.	4,794,000	5,847,031
COSCO Corp. (Singapore) Ltd.[c]	2,820,104	4,349,375
DBS Group Holdings Ltd.	4,512,000	50,344,384
Fraser and Neave Ltd.	2,538,150	11,204,329
Genting Singapore PLC[a,c]	16,074,400	24,158,716
Global Logistic Properties Ltd.[a]	4,230,000	6,324,114
Golden Agri-Resources Ltd.	17,484,987	8,943,024
Jardine Cycle & Carriage Ltd.	282,000	7,473,549
Keppel Corp. Ltd.	3,384,000	29,982,956
Keppel Land Ltd.[c]	1,974,000	6,554,888
Neptune Orient Lines Ltd.[a]	2,538,750	4,095,241
Noble Group Ltd.	7,896,708	12,738,129
Olam International Ltd.	3,384,600	7,403,854
Oversea-Chinese Banking Corp. Ltd.	6,486,600	47,009,156
SembCorp Industries Ltd.	2,820,240	10,563,278
SembCorp Marine Ltd.	2,256,200	9,498,108
Singapore Airlines Ltd.	1,410,800	15,119,877
Singapore Exchange Ltd.[c]	2,256,000	14,024,000
Singapore Press Holdings Ltd.[c]	3,883,517	11,856,668
Singapore Technologies Engineering Ltd.	4,512,000	11,325,711
Singapore Telecommunications Ltd.[c]	21,150,328	49,428,708
StarHub Ltd.	1,692,000	3,488,248
United Overseas Bank Ltd.	3,384,000	48,089,893
UOL Group Ltd.	1,128,000	3,958,673
Wilmar International Ltd.[c]	5,076,000	20,330,362
Yangzijiang Shipbuilding (Holdings) Ltd.	5,076,000	7,149,577

		480,616,738

TOTAL COMMON STOCKS
(Cost: $3,081,596,054)		3,960,476,400

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2011

Security	Shares	Value
RIGHTS – 0.02%

HONG KONG – 0.02%
Wharf (Holdings) Ltd. (The)[a,b]	366,600	$684,802

		684,802

TOTAL RIGHTS
(Cost: $0)		684,802

SHORT-TERM INVESTMENTS – 2.18%

MONEY MARKET FUNDS – 2.18%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[d,e,f]	75,741,833	75,741,833
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[d,e,f]	10,884,723	10,884,723
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	255,529	255,529

		86,882,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,882,085)		86,882,085

TOTAL INVESTMENTS IN SECURITIES – 101.68%
(Cost: $3,168,478,139)		4,048,043,287

Other Assets, Less Liabilities – (1.68)%		(66,818,767)

NET ASSETS – 100.00%		$3,981,224,520

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.80%

AGRICULTURE – 5.88%
Golden Agri-Resources Ltd.	69,648,628	$35,623,094
Wilmar International Ltd.[a]	18,863,000	75,549,963

		111,173,057

AIRLINES – 3.29%
Singapore Airlines Ltd.	5,804,467	62,207,846

		62,207,846

BANKS – 30.11%
DBS Group Holdings Ltd.	17,412,500	194,286,698
Oversea-Chinese Banking Corp. Ltd.	26,118,000	189,280,229
United Overseas Bank Ltd.	13,059,000	185,580,942

		569,147,869

DISTRIBUTION & WHOLESALE – 2.03%
Jardine Cycle & Carriage Ltd.	1,451,000	38,454,326

		38,454,326

DIVERSIFIED FINANCIAL SERVICES – 2.86%
Singapore Exchange Ltd.[a]	8,706,000	54,119,212

		54,119,212

ENGINEERING & CONSTRUCTION – 4.32%
SembCorp Industries Ltd.	10,157,000	38,043,294
Singapore Technologies Engineering Ltd.[a]	17,412,000	43,706,401

		81,749,695

FOOD – 1.51%
Olam International Ltd.[a]	13,059,000	28,566,723

		28,566,723

HOLDING COMPANIES – DIVERSIFIED – 8.85%
Keppel Corp. Ltd.	13,059,000	115,705,504
Noble Group Ltd.[a]	31,922,999	51,494,785

		167,200,289

LODGING – 7.43%
City Developments Ltd.[a]	5,804,000	50,967,966
Genting Singapore PLC[a,b]	59,491,400	89,411,476

		140,379,442

MEDIA – 2.60%
Singapore Press Holdings Ltd.[a]	16,115,000	49,200,299

		49,200,299

REAL ESTATE – 10.47%
CapitaLand Ltd.	26,118,000	66,998,214

Security	Shares	Value
CapitaMalls Asia Ltd.	13,059,000	$17,674,375
Fraser and Neave Ltd.	10,157,000	44,836,739
Global Logistic Properties Ltd.[b]	15,961,000	23,862,690
Keppel Land Ltd.[a]	7,255,000	24,091,042
UOL Group Ltd.	5,804,000	20,368,919

		197,831,979

REAL ESTATE INVESTMENT TRUSTS – 3.08%
Ascendas Real Estate Investment Trust[a]	15,961,335	25,119,149
CapitaMall Trust Management Ltd.	23,216,800	33,066,379

		58,185,528

SHIPBUILDING – 3.34%
SembCorp Marine Ltd.[a]	8,706,000	36,650,352
Yangzijiang Shipbuilding (Holdings) Ltd.[a]	18,863,000	26,568,651

		63,219,003

TELECOMMUNICATIONS – 11.02%
Singapore Telecommunications Ltd.[a]	82,707,568	193,289,119
StarHub Ltd.[a]	7,255,000	14,956,997

		208,246,116

TRANSPORTATION – 3.01%
ComfortDelGro Corp. Ltd.	20,314,000	24,776,095
COSCO Corp. (Singapore) Ltd.[a]	10,157,000	15,664,886
Neptune Orient Lines Ltd.[b]	10,157,499	16,384,996

		56,825,977

TOTAL COMMON STOCKS
(Cost: $1,671,638,154)		1,886,507,361

SHORT-TERM INVESTMENTS – 7.59%

MONEY MARKET FUNDS – 7.59%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	125,079,280	125,079,280
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	17,974,919	17,974,919

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	521,440	$521,440

		143,575,639

TOTAL SHORT-TERM INVESTMENTS
(Cost: $143,575,639)		143,575,639

TOTAL INVESTMENTS IN SECURITIES – 107.39%
(Cost: $1,815,213,793)		2,030,083,000

Other Assets, Less Liabilities – (7.39)%		(139,754,725)

NET ASSETS – 100.00%		$1,890,328,275

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 96.22%

AGRICULTURE – 1.08%
KT&G Corp.	904,665	$45,928,591

		45,928,591

AIRLINES – 0.38%
Korean Air Lines Co. Ltd.	297,142	16,191,231

		16,191,231

AUTO MANUFACTURERS – 7.00%
Hyundai Motor Co. Ltd.	1,256,234	198,121,341
Kia Motors Corp.	1,941,720	98,750,479

		296,871,820

AUTO PARTS & EQUIPMENT – 3.67%
Hankook Tire Co. Ltd.[a]	617,820	16,230,331
Hyundai Mobis Co. Ltd.	556,038	129,322,620
Mando Corp.	75,327	9,810,897

		155,363,848

BANKS – 1.60%
Busan Bank	1,265,062	15,187,693
Daegu Bank	1,059,120	14,310,530
Industrial Bank of Korea[b]	1,382,740	20,704,653
Korea Exchange Bank	2,191,790	17,730,069

		67,932,945

BIOTECHNOLOGY – 0.29%
Celltrion Inc.[a]	429,532	12,197,316

		12,197,316

CHEMICALS – 5.37%
Hanwha Chemical Corp.	691,370	20,582,140
Honam Petrochemical Corp.	117,680	32,426,775
KCC Corp.	39,717	11,032,011
LG Chem Ltd.	378,047	124,603,273
OCI Co. Ltd.	117,680	38,787,011

		227,431,210

COMMERCIAL SERVICES – 0.15%
S1 Corp.[a]	147,108	6,530,023

		6,530,023

COMPUTERS – 0.23%
SK C&C Co. Ltd.[a]	117,680	9,894,858

		9,894,858

COSMETICS & PERSONAL CARE – 1.10%
AmorePacific Corp.	26,478	24,069,843

Security	Shares	Value
LG Household & Health Care Ltd.[a]	70,608	$22,396,371

		46,466,214

DISTRIBUTION & WHOLESALE – 2.46%
Daewoo International Corp.[a]	294,203	8,797,547
Hanwha Corp.	367,750	14,499,513
Hyosung Corp.	186,817	12,910,757
Samsung C&T Corp.	1,014,990	60,522,595
SK Networks Co. Ltd.	720,790	7,376,179

		104,106,591

DIVERSIFIED FINANCIAL SERVICES – 10.99%
Daewoo Securities Co. Ltd.	1,029,700	21,029,181
Hana Financial Group Inc.	1,779,911	70,966,194
Hyundai Securities Co. Ltd.	1,000,287	11,521,491
KB Financial Group Inc.	2,519,910	123,243,727
Korea Investment Holdings Co. Ltd.	323,625	11,985,580
Mirae Asset Securities Co. Ltd.	201,522	8,400,842
Samsung Card Co. Ltd.	353,045	16,422,152
Samsung Securities Co. Ltd.	411,880	27,625,319
Shinhan Financial Group Co. Ltd.	3,084,487	128,719,566
Tong Yang Securities Inc.	632,530	4,315,316
Woori Finance Holdings Co. Ltd.[b]	2,353,600	28,464,661
Woori Investment & Securities Co. Ltd.	720,790	13,028,056

		465,722,085

ELECTRIC – 1.22%
Korea Electric Power Corp.[b]	2,118,240	51,799,428

		51,799,428

ELECTRICAL COMPONENTS & EQUIPMENT – 2.47%
LG Electronics Inc.[a]	769,333	75,662,041
LG Innotek Co. Ltd.[a]	82,376	9,305,755
LS Corp.	145,629	11,870,702
LS Industrial Systems Co. Ltd.	123,564	7,740,198

		104,578,696

ELECTRONICS – 3.95%
LG Display Co. Ltd.[a]	1,897,592	60,190,310
Samsung Electro-Mechanics Co. Ltd.[a]	488,372	55,818,888
Samsung SDI Co. Ltd.[a]	279,490	41,230,749
Seoul Semiconductor Co. Ltd.[a]	270,664	10,108,083

		167,348,030

ENGINEERING & CONSTRUCTION – 3.04%
Daelim Industrial Co. Ltd.[a]	228,005	19,817,738

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2011

Security	Shares	Value
Daewoo Engineering & Construction Co. Ltd.[a,b]	867,894	$8,266,390
GS Engineering & Construction Corp.	291,258	25,625,233
Hyundai Engineering & Construction Co. Ltd.[b]	547,212	36,120,404
Samsung Engineering Co. Ltd.[a]	245,657	38,960,354

		128,790,119

ENVIRONMENTAL CONTROL – 0.28%
Woongjin Coway Co. Ltd.[a]	411,880	11,933,262

		11,933,262

FOOD – 0.41%
CJ CheilJedang Corp.[a]	67,666	11,960,632
Lotte Confectionery Co. Ltd.[a,b]	4,524	5,571,576

		17,532,208

GAS – 0.15%
Korea Gas Corp.[b]	191,230	6,243,588

		6,243,588

HOLDING COMPANIES – DIVERSIFIED – 1.86%
GS Holdings Corp.	411,880	25,362,743
LG Corp.	776,688	53,400,956

		78,763,699

HOME BUILDERS – 0.29%
Hyundai Development Co.[b]	456,017	12,363,550

		12,363,550

INSURANCE – 2.90%
Dongbu Insurance Co. Ltd.	353,040	14,326,170
Korea Life Insurance Co. Ltd.	1,500,420	10,090,097
Samsung Fire & Marine Insurance Co. Ltd.	294,205	58,259,706
Samsung Life Insurance Co. Ltd.	426,590	40,253,254

		122,929,227

INTERNET – 2.00%
NCsoft Corp.	116,209	23,269,600
NHN Corp.[a,b]	333,917	56,064,565
SK Broadband Co. Ltd.[b]	1,265,063	5,301,686

		84,635,851

IRON & STEEL – 6.55%
Dongkuk Steel Mill Co. Ltd.	308,911	9,771,074
Hyundai Steel Co.	451,597	51,815,719
POSCO[a]	529,560	215,830,949

		277,417,742

Security	Shares	Value
LODGING – 0.42%
Kangwon Land Inc.[a,b]	794,342	$17,630,149

		17,630,149

MACHINERY – 0.87%
Doosan Heavy Industries &
Construction Co. Ltd.[a]	347,156	21,192,618
Doosan Infracore Co. Ltd.[a,b]	691,370	15,712,259

		36,904,877

MANUFACTURING – 1.14%
Cheil Industries Inc.	369,221	39,256,209
Doosan Corp.	82,376	9,123,289

		48,379,498

MINING – 0.48%
Korea Zinc Co. Ltd.	69,137	20,459,627

		20,459,627

OIL & GAS – 3.17%
S-Oil Corp.[a]	367,750	35,026,913
SK Energy Co. Ltd.	485,432	75,267,443
SK Holdings Co. Ltd.	205,994	24,183,055

		134,477,411

PHARMACEUTICALS – 0.22%
Yuhan Corp.	70,608	9,509,074

		9,509,074

RETAIL – 2.23%
Hyundai Department Store Co. Ltd.	122,093	13,143,401
Lotte Shopping Co. Ltd.	83,847	29,121,538
Shinsegae Co. Ltd.[a]	235,360	52,028,813

		94,293,752

SEMICONDUCTORS – 20.25%
Hynix Semiconductor Inc.[a,b]	4,104,090	103,088,603
Samsung Electronics Co. Ltd.[a]	897,310	733,812,191
Samsung Techwin Co. Ltd.	304,497	21,367,264

		858,268,058

SHIPBUILDING – 4.88%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	779,630	23,831,334
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	252,465	6,822,471
Hyundai Heavy Industries Co. Ltd.	310,381	119,625,867
Hyundai Mipo Dockyard Co. Ltd.	89,731	13,754,010

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2011

Security	Shares	Value
Samsung Heavy Industries Co. Ltd.	1,323,900	$42,696,992

		206,730,674

TELECOMMUNICATIONS – 2.15%
KT Corp.	763,282	26,442,499
KT Corp. SP ADR[b]	503,082	9,955,993
LG Uplus Corp.	1,985,855	9,976,341
SK Telecom Co. Ltd.	175,560	25,354,432
SK Telecom Co. Ltd. SP ADR	1,112,106	19,561,945

		91,291,210

TRANSPORTATION – 0.97%
GLOVIS Co. Ltd.[a]	94,144	11,802,929
Hanjin Shipping Co. Ltd.[a]	413,560	12,897,986
Hyundai Merchant Marine Co. Ltd.[a,b]	353,040	8,836,557
STX Pan Ocean Co. Ltd.[a]	882,630	7,437,037

		40,974,509

TOTAL COMMON STOCKS
(Cost: $2,272,970,947)		4,077,890,971

PREFERRED STOCKS – 3.00%

AUTO MANUFACTURERS – 0.64%
Hyundai Motor Co. Ltd.[a]	191,230	10,047,348
Hyundai Motor Co. Ltd. Series 2	308,910	17,188,276

		27,235,624

CHEMICALS – 0.18%
LG Chem Ltd.	59,080	7,380,747

		7,380,747

ELECTRICAL COMPONENTS & EQUIPMENT – 0.13%
LG Electronics Inc.	147,106	5,395,994

		5,395,994

SEMICONDUCTORS – 2.05%
Samsung Electronics Co. Ltd.	161,810	87,023,142

		87,023,142

TOTAL PREFERRED STOCKS
(Cost: $80,207,312)		127,035,507

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.43%

MONEY MARKET FUNDS – 5.43%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	196,344,260	$196,344,260
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	28,216,282	28,216,282
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	5,790,172	5,790,172

		230,350,714

TOTAL SHORT-TERM INVESTMENTS
(Cost: $230,350,714)		230,350,714

TOTAL INVESTMENTS IN SECURITIES – 104.65%
(Cost: $2,583,528,973)		4,435,277,192

Other Assets, Less Liabilities – (4.65)%		(196,980,522)

NET ASSETS – 100.00%		$4,238,296,670

SP ADR – Sponsored American Depositary Receipts

a	All or a portion of this security represents a security on loan. See Note 5.
b	Non-income earning security.
c	Affiliated issuer. See Note 2.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.99%

AIRLINES – 0.59%
China Airlines Ltd.[a]	16,240,752	$10,537,080
EVA Airways Corp.[a]	10,440,193	9,405,895

		19,942,975

APPAREL – 0.70%
Pou Chen Corp.	17,400,103	15,179,100
Ruentex Industries Ltd.	3,480,000	8,563,418

		23,742,518

AUTO MANUFACTURERS – 0.42%
China Motor Co. Ltd.	3,480,000	2,901,268
Yulon Motor Co. Ltd.	5,800,362	11,387,405

		14,288,673

AUTO PARTS & EQUIPMENT – 0.71%
Cheng Shin Rubber Industry Co. Ltd.	9,280,615	18,625,499
Nan Kang Rubber Tire Co. Ltd.[a]	3,480,000	5,586,109

		24,211,608

BANKS – 1.45%
Chang Hwa Commercial Bank Ltd.	27,840,446	20,449,583
Taiwan Business Bank Ltd.[a]	17,400,000	6,785,222
Taiwan Cooperative Bank Co. Ltd.	29,000,915	21,838,185

		49,072,990

BUILDING MATERIALS – 1.47%
Asia Cement Corp.	15,080,353	15,132,569
Taiwan Cement Corp.	26,723,504	26,411,773
Taiwan Glass Industrial Corp.	6,960,414	8,435,235

		49,979,577

CHEMICALS – 10.29%
China Petrochemical Development Corp.[a]	11,600,000	13,180,489
Eternal Chemical Co. Ltd.	4,873,561	5,193,528
Formosa Chemicals & Fibre Corp.	23,200,204	78,771,661
Formosa Plastics Corp.	32,480,768	108,644,113
LCY Chemical Corp.	2,416,903	6,564,889
Nan Ya Plastics Corp.	38,280,860	110,285,733
Taiwan Fertilizer Co. Ltd.	5,800,000	17,976,939
TSRC Corp.	3,480,000	8,013,581

		348,630,933

COMPUTERS – 14.43%
Acer Inc.	19,720,841	47,599,973
Advantech Co. Ltd.	2,320,883	6,382,097

Security	Shares	Value
Chicony Electronics Co. Ltd.	3,480,515	$6,540,518
Chimei Innolux Corp.[a]	37,120,008	39,432,287
Clevo Co.	3,685,300	6,330,683
CMC Magnetics Corp.[a]	18,560,400	4,342,636
Compal Electronics Inc.	33,640,554	39,298,391
Foxconn Technology Co. Ltd.	5,800,742	20,670,274
HTC Corp.	5,800,080	207,654,056
Inotera Memories Inc.[a]	13,920,024	7,299,976
Inventec Co. Ltd.	13,920,752	7,159,966
Lite-On Technology Corp.	16,322,178	20,301,899
MiTAC International Corp.	8,120,585	3,617,096
Qisda Corp.[a]	11,600,211	6,941,330
Quanta Computer Inc.	19,720,240	38,516,353
Wistron Corp.	15,080,443	26,818,013

		488,905,548

DIVERSIFIED FINANCIAL SERVICES – 9.09%
Capital Securities Corp.	8,120,200	3,698,817
Chinatrust Financial Holding Co. Ltd.	70,760,596	55,186,938
E.Sun Financial Holding Co. Ltd.	26,680,369	16,323,754
First Financial Holding Co. Ltd.	37,120,386	30,136,058
Fubon Financial Holding Co. Ltd.	39,440,979	49,786,828
Hua Nan Financial Holdings Co. Ltd.	32,480,506	22,929,728
KGI Securities Co. Ltd.	20,880,000	10,002,353
Mega Financial Holding Co. Ltd.	60,320,136	43,495,711
Polaris Securities Co. Ltd.	15,080,991	9,252,297
SinoPac Financial Holdings Co. Ltd.	44,080,193	18,152,498
Taishin Financial Holdings Co. Ltd.[a]	32,480,117	16,760,339
Yuanta Financial Holding Co. Ltd.	47,560,076	32,376,090

		308,101,411

ELECTRICAL COMPONENTS & EQUIPMENT – 2.75%
Delta Electronics Inc.	13,920,180	57,792,121
Pacific Electric Wire & Cable Co. Ltd.[a,b]	197	–
Simplo Technology Co. Ltd.	1,427,930	9,360,485
Tatung Co. Ltd.[a]	37,120,120	8,622,719
Walsin Lihwa Corp.[a]	22,040,069	11,669,449
Young Fast Optoelectronics Co. Ltd.	653,475	5,733,586

		93,178,360

ELECTRONICS – 15.51%
ASUSTeK Computer Inc.	4,640,670	41,965,248
AU Optronics Corp.[a]	59,160,830	53,498,717
Cheng Uei Precision Industry Co. Ltd.	2,344,239	4,476,175

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2011

Security	Shares	Value
Chunghwa Picture Tubes Ltd.[a]	33,640,621	$4,512,256
Coretronic Corp.	4,640,000	7,432,548
E Ink Holdings Inc.[a]	5,800,000	10,138,837
HannStar Display Corp.[a]	35,960,675	6,491,707
Hon Hai Precision Industry Co. Ltd.	68,440,926	250,783,640
Kinsus Interconnect Technology Corp.	2,320,043	7,214,307
Nan Ya Printed Circuit Board Corp.	1,188,453	4,234,915
Pegatron Corp.[a]	11,600,037	13,648,479
Phison Electronics Corp.	1,160,698	7,296,552
Pixart Imaging Inc.	1,160,682	4,194,484
Synnex Technology International Corp.	9,280,538	21,901,159
TPK Holding Co. Ltd.[a]	695,000	19,111,507
Tripod Technology Corp.	3,480,488	15,444,395
Unimicron Technology Corp.	10,440,794	19,304,255
Wintek Corp.[a]	10,440,000	20,039,802
WPG Holdings Co. Ltd.	8,120,243	13,921,820
Ya Hsin Industrial Co. Ltd.[a,b]	6,845,461	23

		525,610,826

ENERGY – ALTERNATE SOURCES – 0.30%
Motech Industries Inc.	2,343,803	10,242,861

		10,242,861

FOOD – 1.13%
Uni-President Enterprises Co.	30,160,823	38,275,156

		38,275,156

HOME FURNISHINGS – 0.24%
Teco Electric and Machinery Co. Ltd.	13,920,092	8,142,320

		8,142,320

INSURANCE – 3.18%
Cathay Financial Holding Co. Ltd.	51,040,960	81,330,605
China Life Insurance Co. Ltd.	9,360,152	8,889,108
Shin Kong Financial Holding Co. Ltd.[a]	41,760,411	17,477,968

		107,697,681

INVESTMENT COMPANIES – 0.79%
China Development Financial Holding Corp.	69,600,820	26,673,256

		26,673,256

IRON & STEEL – 2.94%
China Steel Corp.	78,880,467	88,832,341
Feng Hsin Iron & Steel Co. Ltd.	3,480,050	5,843,564

Security	Shares	Value
Tung Ho Steel Enterprise Corp.	4,640,882	$4,867,567

		99,543,472

LEISURE TIME – 0.27%
Giant Manufacturing Co. Ltd.	2,405,590	9,016,818

		9,016,818

MANUFACTURING – 1.15%
Hiwin Technologies Corp.	1,160,000	7,214,173
Largan Precision Co. Ltd.	1,160,794	31,647,021

		38,861,194

METAL FABRICATE & HARDWARE – 0.43%
Catcher Technology Co. Ltd.	3,480,743	14,509,434

		14,509,434

OIL & GAS – 0.82%
Formosa Petrochemical Corp.	9,280,950	27,986,056

		27,986,056

REAL ESTATE – 0.45%
Farglory Land Development Co. Ltd.	2,320,000	5,038,222
Highwealth Construction Corp.	2,320,000	4,952,432
Ruentex Development Co. Ltd.	3,525,000	5,290,996

		15,281,650

RETAIL – 0.88%
Far Eastern Department Stores Co. Ltd.	6,960,203	10,470,605
President Chain Store Corp.	4,640,215	19,264,684

		29,735,289

SEMICONDUCTORS – 23.73%
Advanced Semiconductor Engineering Inc.	37,120,755	41,554,481
Epistar Corp.	4,640,047	15,832,345
Everlight Electronics Co. Ltd.	2,320,784	6,491,049
Macronix International Co. Ltd.	25,520,527	18,445,266
MediaTek Inc.	7,370,632	82,757,626
MStar Semiconductor Inc.[a]	2,320,000	20,862,608
Nanya Technology Corp.[a]	10,290,920	5,483,278
Novatek Microelectronics Corp. Ltd.	3,480,544	10,624,043
Powerchip Technology Corp.[a]	39,440,018	8,392,622
Powertech Technology Inc.	4,640,760	16,146,793
Realtek Semiconductor Corp.	3,514,621	6,876,355
Richtek Technology Corp.	1,160,416	9,128,226
Siliconware Precision Industries Co. Ltd.	23,200,214	31,898,637

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2011

Security	Shares	Value
Sino-American Silicon Products Inc.	2,320,000	$10,645,779
Taiwan Semiconductor Manufacturing Co. Ltd.	192,560,882	456,366,766
Transcend Information Inc.	1,160,905	3,044,024
United Microelectronics Corp.	96,280,501	49,844,345
Vanguard International Semiconductor Corp.	4,640,416	2,542,736
Winbond Electronics Corp.[a]	22,040,000	7,275,786

		804,212,765

TELECOMMUNICATIONS – 4.02%
Chunghwa Telecom Co. Ltd.	29,000,648	85,889,572
Far EasTone Telecommunications Co. Ltd.	11,600,259	16,573,470
Taiwan Mobile Co. Ltd.	15,080,677	33,713,148

		136,176,190

TEXTILES – 1.32%
Far Eastern New Century Corp.	23,200,201	35,915,193
Formosa Taffeta Co. Ltd.	5,800,515	5,362,361
Tainan Spinning Co. Ltd.	5,800,000	3,431,607

		44,709,161

TRANSPORTATION – 0.93%
Evergreen International Storage & Transport Corp.	2,320,000	1,914,680
Evergreen Marine Corp. Ltd.[a]	10,440,467	9,195,557
U-Ming Marine Transport Corp.	3,480,800	6,927,198
Wan Hai Lines Ltd.[a]	8,120,433	5,541,560
Yang Ming Marine Transport Corp.[a]	9,280,305	7,830,560

		31,409,555

TOTAL COMMON STOCKS
(Cost: $2,170,568,439)		3,388,138,277

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	2,044,565	2,044,565

		2,044,565

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,044,565)		2,044,565

Value
TOTAL INVESTMENTS IN SECURITIES – 100.05%
(Cost: $2,172,613,004)	$3,390,182,842

Other Assets, Less Liabilities – (0.05)%	(1,556,235)

NET ASSETS – 100.00%	$3,388,626,607

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.46%

AGRICULTURE – 3.02%
Charoen Pokphand Foods PCL NVDR	22,152,600	$17,243,888

		17,243,888

AIRLINES – 1.06%
Thai Airways International PCL NVDR	4,817,466	6,066,147

		6,066,147

AUTO PARTS & EQUIPMENT – 0.13%
Somboon Advance Technology PCL NVDR	1,004,400	771,984

		771,984

BANKS – 28.62%
Bangkok Bank PCL Foreign	860,200	4,599,925
Bangkok Bank PCL NVDR	8,983,800	47,012,527
Bank of Ayudhya PCL NVDR	13,429,200	10,848,773
Kasikornbank PCL Foreign	729,300	2,886,191
Kasikornbank PCL NVDR	12,369,000	47,534,178
Kiatnakin Bank PCL NVDR	1,813,900	1,942,935
Krung Thai Bank PCL NVDR	20,590,200	11,044,294
Siam Commercial Bank PCL NVDR	11,253,000	37,540,670

		163,409,493

BUILDING MATERIALS – 4.47%
Dynasty Ceramic PCL NVDR	1,060,200	1,733,769
Siam Cement PCL NVDR	2,213,400	22,514,061
TPI Polene PCL NVDR	3,515,600	1,264,811

		25,512,641

CHEMICALS – 7.70%
Indorama Ventures PCL NVDR	9,746,710	13,309,081
IRPC PCL NVDR	72,819,000	13,218,167
PTT Chemical PCL NVDR	2,674,100	12,594,289
Siam Gas and Petrochemicals PCL NVDR	2,101,800	1,161,747
Sri Trang Agro-Industry PCL NVDR	2,585,400	2,346,520
Thai Plastic & Chemical PCL NVDR	1,618,200	1,317,847

		43,947,651

COAL – 4.72%
Banpu PCL NVDR	1,134,600	26,940,952

		26,940,952

COMMERCIAL SERVICES – 0.30%
Bangkok Expressway PCL NVDR	2,748,900	1,690,248

		1,690,248

Security	Shares	Value
COMPUTERS – 0.27%
Cal-Comp Electronics (Thailand) PCL NVDR	14,563,800	$1,562,364

		1,562,364

DIVERSIFIED FINANCIAL SERVICES – 1.61%
Kim Eng Securities (Thailand) PCL NVDR	1,897,200	862,505
Phatra Capital PCL NVDR[a]	669,600	635,107
Thanachart Capital PCL NVDR	4,817,400	4,687,413
TISCO Financial Group PCL NVDR	2,618,000	3,018,299

		9,203,324

ELECTRIC – 1.31%
Electricity Generating PCL NVDR	967,200	3,147,552
Glow Energy PCL NVDR	3,236,400	4,313,436

		7,460,988

ELECTRONICS – 1.09%
Delta Electronics (Thailand) PCL NVDR	3,217,800	2,894,178
Hana Microelectronics PCL NVDR	3,980,400	3,319,712

		6,213,890

ENGINEERING & CONSTRUCTION – 0.65%
CH. Karnchang PCL NVDR	3,050,400	813,108
Italian-Thai Development PCL NVDR[a]	9,742,700	1,172,629
Sino-Thai Engineering & Construction PCL NVDR	4,278,000	1,748,978

		3,734,715

ENTERTAINMENT – 0.23%
Major Cineplex Group PCL NVDR	3,180,600	1,341,938

		1,341,938

FOOD – 1.30%
GFPT PCL NVDR	2,771,400	747,802
Khon Kaen Sugar Industry PCL NVDR	3,366,000	1,398,142
Thai Union Frozen Products PCL NVDR	2,473,860	3,378,043
Thai Vegetable Oil PCL NVDR	2,213,480	1,900,371

		7,424,358

HEALTH CARE – SERVICES – 0.47%
Bangkok Chain Hospital PCL NVDR	3,069,000	657,463
Bumrungrad Hospital PCL NVDR	1,851,300	2,013,270

		2,670,733

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
HOME BUILDERS – 0.18%
Asian Property Development PCL NVDR	5,030,300	$1,020,044

		1,020,044

IRON & STEEL – 1.06%
G J Steel PCL NVDR[a]	115,135,900	1,016,736
G Steel PCL NVDR[a]	59,501,400	1,362,256
Sahaviriya Steel Industries PCL NVDR[a]	52,117,240	2,215,942
Tata Steel (Thailand) PCL NVDR[a]	14,586,000	644,026
Thainox Stainless PCL NVDR[a]	19,306,800	820,894

		6,059,854

LODGING – 0.67%
Central Plaza Hotel PCL NVDR	3,440,800	519,918
Minor International PCL NVDR	9,374,400	3,280,657

		3,800,575

MEDIA – 1.51%
BEC World PCL NVDR	7,218,200	7,908,739
MCOT PCL NVDR	748,000	721,701

		8,630,440

METAL FABRICATE & HARDWARE – 0.12%
STP & I PCL NVDR	799,800	660,505

		660,505

OIL & GAS – 25.85%
Bangchak Petroleum PCL NVDR	1,664,300	990,687
Esso (Thailand) PCL NVDR	7,592,200	2,085,837
PTT Aromatics & Refining PCL NVDR	8,091,000	9,791,235
PTT Exploration & Production PCL NVDR	8,556,000	50,930,237
PTT PCL NVDR	6,283,200	69,253,913
Thai Oil PCL NVDR	6,007,800	14,491,423

		147,543,332

PACKAGING & CONTAINERS – 0.24%
Polyplex PCL NVDR	1,767,000	1,358,119

		1,358,119

REAL ESTATE – 2.40%
Amata Corp. PCL NVDR	3,814,800	1,746,760
Bangkok Land PCL NVDR[a]	58,100,900	1,178,170
Hemaraj Land and Development PCL NVDR	32,014,400	1,863,798
LPN Development PCL NVDR	3,255,000	984,751
Pruksa Real Estate PCL NVDR	4,057,900	2,322,592

Security	Shares	Value
Quality Houses PCL NVDR	24,871,000	$1,691,960
Rojana Industrial Park PCL NVDR	2,083,200	763,102
Sansiri PCL NVDR	3,645,600	727,332
Supalai PCL NVDR	4,426,800	1,505,764
Ticon Industrial Connection PCL NVDR	2,225,383	917,083

		13,701,312

RETAIL – 5.08%
CP All PCL NVDR	16,219,200	20,688,432
Home Product Center PCL NVDR	9,574,433	2,661,739
Robinson Department Store PCL NVDR	3,272,500	2,322,592
Siam Makro PCL NVDR	725,400	3,309,675

		28,982,438

TELECOMMUNICATIONS – 4.24%
Advanced Information Service PCL NVDR	6,565,800	17,072,154
Jasmine International PCL NVDR	26,709,600	1,651,059
Samart Corp. PCL NVDR	2,157,600	592,767
Thaicom PCL NVDR[a]	3,236,400	603,352
True Corp. PCL NVDR[a]	20,850,600	4,262,183

		24,181,515

TRANSPORTATION – 0.85%
Bangkok Metro PCL NVDR[a]	19,623,000	417,169
Precious Shipping PCL NVDR	1,990,200	1,152,135
Regional Container Lines PCL NVDR[a]	1,477,300	502,499
Tanayong PCL NVDR[a]	60,905,900	1,414,332
Thoresen Thai Agencies PCL NVDR[a]	2,343,630	1,395,064

		4,881,199

WATER – 0.31%
Thai Tap Water Supply PCL NVDR	8,732,900	1,770,858

		1,770,858

TOTAL COMMON STOCKS
(Cost: $485,519,796)		567,785,505

WARRANTS – 0.01%

REAL ESTATE – 0.01%
Bangkok Land PCL NVDR (Expires 9/22/15)[a]	6,189,157	32,388

		32,388

TOTAL WARRANTS
(Cost: $0)		32,388

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 28, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	507,235	$507,235

		507,235

TOTAL SHORT-TERM INVESTMENTS
(Cost: $507,235)		507,235

TOTAL INVESTMENTS IN SECURITIES – 99.56%
(Cost: $486,027,031)		568,325,128

Other Assets, Less Liabilities – 0.44%		2,538,530

NET ASSETS – 100.00%		$570,863,658

NVDR – Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2011

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Japan Small Cap Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,749,236,007	$1,969,378,882	$41,911,130
Affiliated issuers (Note 2)	31,358,656	41,707,746	261,271

Total cost of investments	$2,780,594,663	$2,011,086,628	$42,172,401

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,108,179,466	$1,989,745,227	$43,958,834
Affiliated issuers (Note 2)	31,358,656	41,707,746	261,271

Total fair value of investments	3,139,538,122	2,031,452,973	44,220,105
Foreign currencies, at value[b]	5,635,327	5,011,057	19,473
Receivables:
Investment securities sold	–	26,626,768	–
Due from custodian (Note 4)	–	853,808	–
Dividends and interest	22,171,534	316,486	116,485
Capital shares sold	–	–	22,585

Total Assets	3,167,344,983	2,064,261,092	44,378,648

LIABILITIES
Payables:
Investment securities purchased	–	25,271,539	–
Collateral for securities on loan (Note 5)	31,241,783	40,762,750	237,931
Investment advisory fees (Note 2)	1,234,597	790,546	14,637

Total Liabilities	32,476,380	66,824,835	252,568

NET ASSETS	$3,134,868,603	$1,997,436,257	$44,126,080

Net assets consist of:
Paid-in capital	$2,912,764,855	$2,146,405,640	$41,248,714
Distributions in excess of net investment income	(4,348,522)	(2,392,451)	(290,726)
Undistributed net realized gain (accumulated net realized loss)	(132,760,280)	(166,946,119)	1,119,905
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	359,212,550	20,369,187	2,048,187

NET ASSETS	$3,134,868,603	$1,997,436,257	$44,126,080

Shares outstanding[c]	120,800,000	107,325,000	900,000

Net asset value per share	$25.95	$18.61	$49.03

[a]	Securities on loan with values of $29,678,276, $38,671,569 and $225,911, respectively. See Note 5.
[b]	Cost of foreign currencies: $5,600,729, $5,008,381 and $19,302, respectively.
[c]	$0.001 par value, number of shares authorized: 627.8 million, 250 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2011

	iShares MSCI Malaysia Index Fund	iShares MSCI Pacific ex-Japan Index Fund	iShares MSCI Singapore Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$503,252,835	$3,081,596,054	$1,671,638,154
Affiliated issuers (Note 2)	184,303	86,882,085	143,575,639

Total cost of investments	$503,437,138	$3,168,478,139	$1,815,213,793

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$920,509,633	$3,961,161,202	$1,886,507,361
Affiliated issuers (Note 2)	184,303	86,882,085	143,575,639

Total fair value of investments	920,693,936	4,048,043,287	2,030,083,000
Foreign currencies, at value[b]	1,999,443	7,406,678	3,030,903
Receivables:
Investment securities sold	458,868	4,426,152	18,913,591
Dividends and interest	1,015,369	19,479,532	63,394

Total Assets	924,167,616	4,079,355,649	2,052,090,888

LIABILITIES
Payables:
Investment securities purchased	1,262,389	9,936,039	17,042,418
Collateral for securities on loan (Note 5)	–	86,626,556	143,054,199
Capital shares redeemed	–	–	850,996
Investment advisory fees (Note 2)	386,645	1,568,534	815,000

Total Liabilities	1,649,034	98,131,129	161,762,613

NET ASSETS	$922,518,582	$3,981,224,520	$1,890,328,275

Net assets consist of:
Paid-in capital	$581,582,384	$3,309,874,702	$1,869,670,287
Undistributed (distributions in excess of) net investment income	775,079	(19,885,050)	(28,139,976)
Accumulated net realized loss	(77,106,685)	(188,564,106)	(166,087,550)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	417,267,804	879,798,974	214,885,514

NET ASSETS	$922,518,582	$3,981,224,520	$1,890,328,275

Shares outstanding[c]	65,700,000	84,600,000	145,100,000

Net asset value per share	$14.04	$47.06	$13.03

[a]	Securities on loan with values of $–, $81,853,621 and $135,200,233, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,989,984, $7,378,374 and $3,012,965, respectively.
[c]	$0.001 par value, number of shares authorized: 300 million, 1 billion and 300 million, respectively.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2011

	iShares MSCI South Korea Index Fund	iShares MSCI Taiwan Index Fund	iShares MSCI Thailand Investable Market Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,353,178,259	$2,170,568,439	$485,519,796
Affiliated issuers (Note 2)	230,350,714	2,044,565	507,235

Total cost of investments	$2,583,528,973	$2,172,613,004	$486,027,031

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,204,926,478	$3,388,138,277	$567,817,893
Affiliated issuers (Note 2)	230,350,714	2,044,565	507,235

Total fair value of investments	4,435,277,192	3,390,182,842	568,325,128
Receivables:
Investment securities sold	8,877,854	47,338,148	3,330,925
Dividends and interest	28,770,915	172	969,419
Capital shares sold	–	–	3,045,211

Total Assets	4,472,925,961	3,437,521,162	575,670,683

LIABILITIES
Payables:
Investment securities purchased	8,087,883	47,089,730	4,318,440
Collateral for securities on loan (Note 5)	224,560,542	–	–
Capital shares redeemed	–	–	234,188
Foreign taxes (Note 1)	–	200,637	–
Investment advisory fees (Note 2)	1,980,866	1,604,188	254,397

Total Liabilities	234,629,291	48,894,555	4,807,025

NET ASSETS	$4,238,296,670	$3,388,626,607	$570,863,658

Net assets consist of:
Paid-in capital	$3,487,258,753	$3,223,279,147	$450,141,384
Undistributed net investment income (accumulated net investment loss)	1,895,065	(8,268,524)	532,316
Undistributed net realized gain (accumulated net realized loss)	(1,103,050,285)	(1,043,953,787)	37,882,364
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,852,193,137	1,217,569,771	82,307,594

NET ASSETS	$4,238,296,670	$3,388,626,607	$570,863,658

Shares outstanding[b]	73,550,000	232,000,000	9,300,000

Net asset value per share	$57.62	$14.61	$61.38

[a]	Securities on loan with values of $214,507,625, $– and $–, respectively. See Note 5.
[b]	$0.001 par value, number of shares authorized: 200 million, 900 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Japan Small Cap Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$61,386,241	$19,060,409	$374,894
Interest from affiliated issuers (Note 2)	749	836	12
Securities lending income from affiliated issuers (Note 2)	80,102	100,558	7,382

Total investment income	61,467,092	19,161,803	382,288

EXPENSES
Investment advisory fees (Note 2)	7,374,965	5,432,592	100,062

Total expenses	7,374,965	5,432,592	100,062

Net investment income	54,092,127	13,729,211	282,226

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(29,798,962)	(54,186,210)	(65,540)
In-kind redemptions	46,983,259	105,236,978	2,064,217
Foreign currency transactions	2,743,634	(193)	5,840

Net realized gain	19,927,931	51,050,575	2,004,517

Net change in unrealized appreciation/depreciation on:
Investments	559,826,754	267,613,257	5,416,836
Translation of assets and liabilities in foreign currencies	380,577	4,794	(3,242)

Net change in unrealized appreciation/depreciation	560,207,331	267,618,051	5,413,594

Net realized and unrealized gain	580,135,262	318,668,626	7,418,111

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$634,227,389	$332,397,837	$7,700,337

[a]	Net of foreign withholding tax of $283,372, $– and $28,299, respectively.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI Malaysia Index Fund	iShares MSCI Pacific ex-Japan Index Fund	iShares MSCI Singapore Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$17,109,326	$70,534,917	$16,581,543
Interest from affiliated issuers (Note 2)	472	2,183	1,424
Securities lending income from affiliated issuers (Note 2)	–	371,677	912,330

Total investment income	17,109,798	70,908,777	17,495,297

EXPENSES
Investment advisory fees (Note 2)	2,586,310	10,232,658	5,508,338

Total expenses	2,586,310	10,232,658	5,508,338

Net investment income	14,523,488	60,676,119	11,986,959

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	8,822,111	(50,021,149)	(10,680,553)
In-kind redemptions	–	231,248,782	73,679,060
Foreign currency transactions	71,554	2,877,010	642,095

Net realized gain	8,893,665	184,104,643	63,640,602

Net change in unrealized appreciation/depreciation on:
Investments	64,456,901	538,603,195	95,469,207
Translation of assets and liabilities in foreign currencies	4,521	380,182	1,383

Net change in unrealized appreciation/depreciation	64,461,422	538,983,377	95,470,590

Net realized and unrealized gain	73,355,087	723,088,020	159,111,192

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,878,575	$783,764,139	$171,098,151

[a]	Net of foreign withholding tax of $1,969,913, $287,571 and $188,171, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2011

	iShares MSCI South Korea Index Fund	iShares MSCI Taiwan Index Fund	iShares MSCI Thailand Investable Market Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$28,290,561	$3,021,442	$6,308,718
Interest from unaffiliated issuers	189	160	–
Interest from affiliated issuers (Note 2)	3,293	4,269	987
Securities lending income from affiliated issuers (Note 2)	2,109,949	–	–

	30,403,922	3,025,871	6,309,705
Less: Other foreign taxes (Note 1)	–	–	(25,049)

Total investment income	30,403,992	3,025,871	6,284,656

EXPENSES
Investment advisory fees (Note 2)	11,727,879	9,293,530	1,931,117

Total expenses	11,727,879	9,293,530	1,931,117

Net investment income (loss)	18,676,113	(6,267,659)	4,353,539

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,818,968)	24,521,836	(235,885)
In-kind redemptions	–	–	44,072,682
Foreign currency transactions	16,559	87,609	64,777

Net realized gain (loss)	(1,802,409)	24,609,445	43,901,574

Net change in unrealized appreciation/depreciation on:
Investments	654,017,242	547,273,447	19,450,818
Translation of assets and liabilities in foreign currencies	391,801	96,234	(9,849)

Net change in unrealized appreciation/depreciation	654,409,043	547,369,681	19,440,969

Net realized and unrealized gain	652,606,634	571,979,126	63,342,543

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$671,282,747	$565,711,467	$67,696,082

[a]	Net of foreign withholding tax of $5,475,185, $25,776 and $715,919, respectively.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Hong Kong Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,092,127	$74,772,713	$13,729,211	$48,983,169
Net realized gain	19,927,931	146,569,966	51,050,575	54,878,193
Net change in unrealized appreciation/depreciation	560,207,331	(209,874,740)	267,618,051	112,823,832

Net increase in net assets resulting from operations	634,227,389	11,467,939	332,397,837	216,685,194

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(73,011,318)	(86,675,542)	(18,864,231)	(51,090,437)

Total distributions to shareholders	(73,011,318)	(86,675,542)	(18,864,231)	(51,090,437)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	520,260,598	1,343,260,266	304,280,458	906,802,573
Cost of shares redeemed	(143,425,210)	(664,911,916)	(596,694,631)	(1,047,857,371)

Net increase (decrease) in net assets from capital share transactions	376,835,388	678,348,350	(292,414,173)	(141,054,798)

INCREASE IN NET ASSETS	938,051,459	603,140,747	21,119,433	24,539,959

NET ASSETS
Beginning of period	2,196,817,144	1,593,676,397	1,976,316,824	1,951,776,865

End of period	$3,134,868,603	$2,196,817,144	$1,997,436,257	$1,976,316,824

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,348,522)	$14,570,669	$(2,392,451)	$2,742,569

SHARES ISSUED AND REDEEMED
Shares sold	21,600,000	58,000,000	15,900,000	56,325,000
Shares redeemed	(5,800,000)	(31,400,000)	(31,950,000)	(68,625,000)

Net increase (decrease) in shares outstanding	15,800,000	26,600,000	(16,050,000)	(12,300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan Small Cap Index Fund		iShares MSCI Malaysia Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$282,226	$485,039	$14,523,488	$12,702,745
Net realized gain	2,004,517	731,166	8,893,665	9,173,736
Net change in unrealized appreciation/depreciation	5,413,594	(3,559,226)	64,461,422	157,413,356

Net increase (decrease) in net assets resulting from operations	7,700,337	(2,343,021)	87,878,575	179,289,837

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(497,558)	(721,861)	(16,278,362)	(12,611,955)

Total distributions to shareholders	(497,558)	(721,861)	(16,278,362)	(12,611,955)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,742,416	8,487,461	224,250,223	215,972,540
Cost of shares redeemed	(9,483,428)	(4,314,452)	(167,474,044)	(101,507,881)

Net increase in net assets from capital share transactions	258,988	4,173,009	56,776,179	114,464,659

INCREASE IN NET ASSETS	7,461,767	1,108,127	128,376,392	281,142,541

NET ASSETS
Beginning of period	36,664,313	35,556,186	794,142,190	512,999,649

End of period	$44,126,080	$36,664,313	$922,518,582	$794,142,190

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(290,726)	$(75,394)	$775,079	$2,529,953

SHARES ISSUED AND REDEEMED
Shares sold	200,000	200,000	16,350,000	18,150,000
Shares redeemed	(200,000)	(100,000)	(11,850,000)	(9,375,000)

Net increase in shares outstanding	–	100,000	4,500,000	8,775,000

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$60,676,119	$116,593,834	$11,986,959	$41,418,493
Net realized gain	184,104,643	157,973,599	63,640,602	10,055,486
Net change in unrealized appreciation/depreciation	538,983,377	44,872,924	95,470,590	241,937,285

Net increase in net assets resulting from operations	783,764,139	319,440,357	171,098,151	293,411,264

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(90,820,271)	(128,810,457)	(49,054,490)	(48,264,119)

Total distributions to shareholders	(90,820,271)	(128,810,457)	(49,054,490)	(48,264,119)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	329,583,703	357,007,662	265,806,674	360,350,218
Cost of shares redeemed	(479,451,721)	(492,042,511)	(227,522,843)	(169,535,152)

Net increase (decrease) in net assets from capital share transactions	(149,868,018)	(135,034,849)	38,283,831	190,815,066

INCREASE IN NET ASSETS	543,075,850	55,595,051	160,327,492	435,962,211

NET ASSETS
Beginning of period	3,438,148,670	3,382,553,619	1,730,000,783	1,294,038,572

End of period	$3,981,224,520	$3,438,148,670	$1,890,328,275	$1,730,000,783

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(19,885,050)	$10,259,102	$(28,139,976)	$8,927,555

SHARES ISSUED AND REDEEMED
Shares sold	7,200,000	8,700,000	20,000,000	30,800,000
Shares redeemed	(10,200,000)	(12,900,000)	(17,000,000)	(15,000,000)

Net increase (decrease) in shares outstanding	(3,000,000)	(4,200,000)	3,000,000	15,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$18,676,113	$20,724,754	$(6,267,659)	$61,190,834
Net realized gain (loss)	(1,802,409)	(73,908,563)	24,609,445	(21,282,233)
Net change in unrealized appreciation/depreciation	654,409,043	389,247,673	547,369,681	349,112,650

Net increase in net assets resulting from operations	671,282,747	336,063,864	565,711,467	389,021,151

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,642,397)	(25,921,316)	(61,236,384)	(57,723,897)

Total distributions to shareholders	(11,642,397)	(25,921,316)	(61,236,384)	(57,723,897)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	418,091,748	828,063,901	411,981,447	147,898,696
Cost of shares redeemed	(94,603,047)	(281,588,841)	(249,268,456)	(793,088,733)

Net increase (decrease) in net assets from capital share transactions	323,488,701	546,475,060	162,712,991	(645,190,037)

INCREASE (DECREASE) IN NET ASSETS	983,129,051	856,617,608	667,188,074	(313,892,783)

NET ASSETS
Beginning of period	3,255,167,619	2,398,550,011	2,721,438,533	3,035,331,316

End of period	$4,238,296,670	$3,255,167,619	$3,388,626,607	$2,721,438,533

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$1,895,065	$(5,138,651)	$(8,268,524)	$59,235,519

SHARES ISSUED AND REDEEMED
Shares sold	7,050,000	17,150,000	27,000,000	12,000,000
Shares redeemed	(1,650,000)	(6,100,000)	(18,200,000)	(66,200,000)

Net increase (decrease) in shares outstanding	5,400,000	11,050,000	8,800,000	(54,200,000)

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Investable Market Index Fund
	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,353,539	$8,070,335
Net realized gain	43,901,574	23,735,613
Net change in unrealized appreciation/depreciation	19,440,969	63,106,858

Net increase in net assets resulting from operations	67,696,082	94,912,806

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,745,191)	(6,685,017)

Total distributions to shareholders	(5,745,191)	(6,685,017)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	135,807,707	553,374,038
Cost of shares redeemed	(147,198,745)	(215,318,898)

Net increase (decrease) in net assets from capital share transactions	(11,391,038)	338,055,140

INCREASE IN NET ASSETS	50,559,853	426,282,929

NET ASSETS
Beginning of period	520,303,805	94,020,876

End of period	$570,863,658	$520,303,805

Undistributed net investment income included in net assets at end of period	$532,316	$1,923,968

SHARES ISSUED AND REDEEMED
Shares sold	2,250,000	11,950,000
Shares redeemed	(2,400,000)	(5,050,000)

Net increase (decrease) in shares outstanding	(150,000)	6,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$20.92	$20.33	$23.96	$27.62	$21.59	$18.28

Income from investment operations:
Net investment income[a]	0.47	0.72	0.78	0.96	0.89	0.75
Net realized and unrealized gain (loss)[b]	5.19	0.69	(3.47)	(3.34)	6.24	3.23

Total from investment operations	5.66	1.41	(2.69)	(2.38)	7.13	3.98

Less distributions from:
Net investment income	(0.63)	(0.82)	(0.94)	(1.28)	(1.10)	(0.67)

Total distributions	(0.63)	(0.82)	(0.94)	(1.28)	(1.10)	(0.67)

Net asset value, end of period	$25.95	$20.92	$20.33	$23.96	$27.62	$21.59

Total return	27.17%[c]	6.86%	(8.91)%	(9.25)%	33.97%	22.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,134,869	$2,196,817	$1,593,676	$1,059,092	$1,464,112	$686,407
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.55%	0.52%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	3.85%	3.24%	4.92%	3.38%	3.46%	3.75%
Portfolio turnover rate[e]	4%	8%	14%	10%	10%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$16.02	$14.39	$15.87	$18.30	$14.20	$13.01

Income from investment operations:
Net investment income[a]	0.12	0.42	0.52	0.45	0.47	0.38
Net realized and unrealized gain (loss)[b]	2.64	1.69	(1.46)	(2.25)	3.94	1.17

Total from investment operations	2.76	2.11	(0.94)	(1.80)	4.41	1.55

Less distributions from:
Net investment income	(0.17)	(0.48)	(0.54)	(0.63)	(0.31)	(0.36)

Total distributions	(0.17)	(0.48)	(0.54)	(0.63)	(0.31)	(0.36)

Net asset value, end of period	$18.61	$16.02	$14.39	$15.87	$18.30	$14.20

Total return	17.22%[c]	14.85%	(4.77)%	(10.54)%	31.44%	12.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,997,436	$1,976,317	$1,951,777	$1,675,184	$1,445,309	$882,712
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.55%	0.52%	0.52%	0.54%
Ratio of net investment income to average net assets[d]	1.33%	2.67%	4.29%	2.34%	2.92%	2.87%
Portfolio turnover rate[e]	12%	5%	9%	17%	9%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small Cap Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Dec. 20, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$40.74	$44.45	$43.24	$48.85

Income from investment operations:
Net investment income[b]	0.33	0.61	0.60	0.29
Net realized and unrealized gain (loss)[c]	8.51	(3.39)	1.29	(5.74)

Total from investment operations	8.84	(2.78)	1.89	(5.45)

Less distributions from:
Net investment income	(0.55)	(0.93)	(0.68)	(0.16)

Total distributions	(0.55)	(0.93)	(0.68)	(0.16)

Net asset value, end of period	$49.03	$40.74	$44.45	$43.24

Total return	21.82%[d]	(6.25)%	4.62%	(11.19)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,126	$36,664	$35,556	$34,594
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.56%	0.53%
Ratio of net investment income to average net assets[e]	1.48%	1.46%	1.59%	0.93%
Portfolio turnover rate[f]	2%	7%	7%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$12.98	$9.79	$9.39	$10.97	$7.75	$7.19

Income from investment operations:
Net investment income[a]	0.21	0.24	0.28	0.34	0.34	0.26
Net realized and unrealized gain (loss)[b]	1.09	3.20	0.40	(1.31)	3.08	0.59

Total from investment operations	1.30	3.44	0.68	(0.97)	3.42	0.85

Less distributions from:
Net investment income	(0.24)	(0.25)	(0.28)	(0.61)	(0.20)	(0.29)

Total distributions	(0.24)	(0.25)	(0.28)	(0.61)	(0.20)	(0.29)

Net asset value, end of period	$14.04	$12.98	$9.79	$9.39	$10.97	$7.75

Total return	10.02%[c]	35.76%	8.00%	(9.86)%	44.64%	12.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$922,519	$794,142	$513,000	$473,091	$741,440	$374,334
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.56%	0.52%	0.51%	0.54%
Ratio of net investment income to average netassets[d]	2.95%	2.17%	3.45%	2.84%	3.21%	3.46%
Portfolio turnover rate[e]	28%	29%	52%	92%	87%	60%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2011 and the years ended August 31, 2010, August 31, 2009, August 31, 2008, August 31, 2007 and August 31, 2006 would have been 20%, 10%, 12%, 16%, 3% and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]
Net asset value, beginning of period	$39.25	$36.85	$41.37	$48.31	$37.34	$32.52

Income from investment operations:
Net investment income[b]	0.67	1.25	1.38	1.64	1.52	1.28
Net realized and unrealized gain (loss)[c]	8.13	2.52	(4.79)	(6.01)	11.18	4.77

Total from investment operations	8.80	3.77	(3.41)	(4.37)	12.70	6.05

Less distributions from:
Net investment income	(0.99)	(1.37)	(1.11)	(2.51)	(1.73)	(1.23)
Net realized gain	–	–	–	(0.06)	–	–

Total distributions	(0.99)	(1.37)	(1.11)	(2.57)	(1.73)	(1.23)

Net asset value, end of period	$47.06	$39.25	$36.85	$41.37	$48.31	$37.34

Total return	22.47%[d]	10.27%	(7.23)%	(9.87)%	34.86%	19.17%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,981,225	$3,438,149	$3,382,554	$3,263,971	$3,536,295	$2,094,931
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to averagenet assets[e]	2.96%	3.09%	4.83%	3.35%	3.43%	3.67%
Portfolio turnover rate[f]	5%	7%	10%	14%	11%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$12.17	$10.25	$11.44	$13.28	$9.11	$7.77

Income from investment operations:
Net investment income[a]	0.08	0.32	0.32	0.47	0.47	0.40
Net realized and unrealized gain (loss)[b]	1.09	1.97	(1.16)	(1.67)	4.01	1.23

Total from investment operations	1.17	2.29	(0.84)	(1.20)	4.48	1.63

Less distributions from:
Net investment income	(0.31)	(0.37)	(0.35)	(0.64)	(0.31)	(0.29)

Total distributions	(0.31)	(0.37)	(0.35)	(0.64)	(0.31)	(0.29)

Net asset value, end of period	$13.03	$12.17	$10.25	$11.44	$13.28	$9.11

Total return	9.55%[c]	22.68%	(5.87)%	(9.55)%	49.92%	21.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,890,328	$1,730,001	$1,294,039	$1,476,968	$1,669,210	$574,620
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.55%	0.52%	0.51%	0.54%
Ratio of net investment income to averagenet assets[d]	1.14%	2.80%	3.97%	3.56%	3.80%	4.74%
Portfolio turnover rate[e]	4%	9%	15%	16%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$47.76	$42.01	$43.55	$63.60	$46.00	$34.75

Income from investment operations:
Net investment income[a]	0.27	0.32	0.30	0.80	0.51	0.31
Net realized and unrealized gain (loss)[b]	9.76	5.82	(1.45)	(19.87)	17.42	11.20

Total from investment operations	10.03	6.14	(1.15)	(19.07)	17.93	11.51

Less distributions from:
Net investment income	(0.17)	(0.39)	(0.39)	(0.98)	(0.33)	(0.26)

Total distributions	(0.17)	(0.39)	(0.39)	(0.98)	(0.33)	(0.26)

Net asset value, end of period	$57.62	$47.76	$42.01	$43.55	$63.60	$46.00

Total return	20.99%[c]	14.65%	(2.31)%	(30.35)%	39.18%	33.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,238,297	$3,255,168	$2,398,550	$1,985,763	$2,429,453	$1,621,334
Ratio of expenses to average net assets[d,e]	0.59%	0.61%	0.65%	0.63%	0.68%	0.70%
Ratio of net investment income to averagenet assets[d]	0.94%	0.67%	0.91%	1.35%	0.96%	0.71%
Portfolio turnover rate[f]	4%	14%	62%	42%	20%	47%

a	Based on average shares outstanding throughout each period.
b	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
c	Not annualized.
d	Annualized for periods of less than one year.
e	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
f	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2011 and the years ended August 31, 2010, August 31, 2009, August 31, 2008, August 31, 2007 and August 31, 2006 would have been 2%, 6%, 8%, 15%, 6% and 14%, respectively. See Note 4.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$12.19	$10.94	$13.13	$15.99	$12.57	$11.57

Income from investment operations:
Net investment income (loss)[a]	(0.03)	0.23	0.30	0.54	0.38	0.34
Net realized and unrealized gain (loss)[b]	2.74	1.23	(1.89)	(3.01)	3.34	0.80

Total from investment operations	2.71	1.46	(1.59)	(2.47)	3.72	1.14

Less distributions from:
Net investment income	(0.29)	(0.21)	(0.60)	(0.39)	(0.30)	(0.14)

Total distributions	(0.29)	(0.21)	(0.60)	(0.39)	(0.30)	(0.14)

Net asset value, end of period	$14.61	$12.19	$10.94	$13.13	$15.99	$12.57

Total return	22.19%[c]	13.30%	(9.67)%	(15.69)%	29.91%	9.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,388,627	$2,721,439	$3,035,331	$2,918,008	$2,769,764	$1,893,751
Ratio of expenses to average net assets[d,e]	0.59%	0.61%	0.65%	0.63%	0.68%	0.70%
Ratio of net investment income (loss) toaverage net assets[d]	(0.40)%	1.90%	3.18%	3.54%	2.61%	2.74%
Portfolio turnover rate[f]	13%	9%	52%	33%	35%	29%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2011 and the years ended August 31, 2010, August 31, 2009, August 31, 2008, August 31, 2007 and August 31, 2006 would have been 8%, 4%, 14%, 11%, 12% and 10%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Investable Market Index Fund
	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$55.06	$36.87	$38.83	$50.03

Income from investment operations:
Net investment income[b]	0.41	1.44	1.17	0.32
Net realized and unrealized gain (loss)[c]	6.43	17.95	(1.88)	(11.52)

Total from investment operations	6.84	19.39	(0.71)	(11.20)

Less distributions from:
Net investment income	(0.52)	(1.20)	(1.25)	–

Total distributions	(0.52)	(1.20)	(1.25)	–

Net asset value, end of period	$61.38	$55.06	$36.87	$38.83

Total return	12.41%[d]	53.19%	(0.33)%	(22.39)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$570,864	$520,304	$94,021	$58,248
Ratio of expenses to average net assets[e,f]	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[e]	1.33%	3.22%	4.00%	1.68%
Portfolio turnover rate[g]	9%	14%	15%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Korea, iShares MSCI Taiwan and iShares MSCI Thailand Investable Market Index Funds (each, a “Fund”, collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Australia
Common Stocks	$3,108,176,857	$–	$2,609	$3,108,179,466
Short-Term Investments	31,358,656	–	–	31,358,656

	$3,139,535,513	$–	$2,609	$3,139,538,122

Hong Kong
Common Stocks	$1,988,146,887	$–	$–	$1,988,146,887
Rights	–	–	1,598,340	1,598,340
Short-Term Investments	41,707,746	–	–	41,707,746

	$2,029,854,633	$–	$1,598,340	$2,031,452,973

Japan Small Cap
Common Stocks	$43,958,834	$–	$–	$43,958,834
Short-Term Investments	261,271	–	–	261,271

	$44,220,105	$–	$–	$44,220,105

Malaysia
Common Stocks	$920,509,633	$–	$–	$920,509,633
Short-Term Investments	184,303	–	–	184,303

	$920,693,936	$–	$–	$920,693,936

Pacific ex-Japan
Common Stocks	$3,960,472,670	$–	$3,730	$3,960,476,400
Rights	–	–	684,802	684,802
Short-Term Investments	86,882,085	–	–	86,882,085

	$4,047,354,755	$–	$688,532	$4,048,043,287

Singapore
Common Stocks	$1,886,507,361	$–	$–	$1,886,507,361
Short-Term Investments	143,575,639	–	–	143,575,639

	$2,030,083,000	$–	$–	$2,030,083,000

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
South Korea
Common Stocks	$4,077,890,971	$–	$–	$4,077,890,971
Preferred Stocks	127,035,507	–	–	127,035,507
Short-Term Investments	230,350,714	–	–	230,350,714

	$4,435,277,192	$–	$–	$4,435,277,192

Taiwan
Common Stocks	$3,388,138,254	$–	$23	$3,388,138,277
Short-Term Investments	2,044,565	–	–	2,044,565

	$3,390,182,819	$–	$23	$3,390,182,842

Thailand Investable Market
Common Stocks	$567,785,505	$–	$–	$567,785,505
Warrants	32,388	–	–	32,388
Short-Term Investments	507,235	–	–	507,235

	$568,325,128	$–	$–	$568,325,128

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2011, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2011.

Certain Funds had tax basis net capital loss carryforwards as of August 31, 2010, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Australia	$650,082	$596,240	$384,424	$–	$7,066	$529,868 $	24,006,125	$23,348,244	$49,522,049
Hong Kong	2,870,602	2,330,414	468,716	425,440	2,899,247	3,185,408	29,235,556	114,836,904	156,252,287
Japan Small Cap	–	–	–	–	–	–	131,718	541,322	673,040
Malaysia	2,898,105	775,477	6,820,474	1,543,708	3,357,786	1,127,892	40,223,530	–	56,746,972
Pacific ex-Japan	–	–	–	–	–	–	66,207,828	104,799,503	171,007,331
Singapore	4,428,316	4,256,421	2,558,348	–	–	807,115	15,680,510	132,420,824	160,151,534
South Korea	504,041	3,363,449	11,590,303	3,172,573	38,097,223	–	178,889,302	226,591,665	462,208,556
Taiwan	8,689,663	9,129,874	12,022,719	14,435,986	64,999,586	16,734,578	343,375,145	363,052,013	832,439,564
Thailand Investable
Market	–	–	–	–	–	–	555,444	2,321,428	2,876,872

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$2,900,747,666	$279,254,623	$(40,464,167)	$238,790,456
Hong Kong	2,046,380,045	107,690,510	(122,617,582)	(14,927,072)
Japan Small Cap	42,580,239	4,373,566	(2,733,700)	1,639,866
Malaysia	533,633,646	387,754,146	(693,856)	387,060,290
Pacific ex-Japan	3,358,083,906	785,521,964	(95,562,583)	689,959,381
Singapore	1,890,883,066	167,214,084	(28,014,150)	139,199,934
South Korea	3,165,250,313	1,292,424,127	(22,397,248)	1,270,026,879
Taiwan	2,381,731,138	1,053,241,115	(44,789,411)	1,008,451,704
Thailand Investable Market	488,146,906	92,164,255	(11,986,033)	80,178,222

Management has reviewed the tax positions as of February 28, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia and iShares MSCI Singapore Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Effective January 1, 2011, for its investment advisory services to the iShares MSCI South Korea, iShares MSCI Taiwan and iShares MSCI Thailand Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

Prior to January 1, 2011, for its investment advisory services to the iShares MSCI South Korea, iShares MSCI Taiwan and iShares MSCI Thailand Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BFA is entitled to an annual investment advisory fee of 0.50% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended February 28, 2011, BTC earned securities lending agent fees from certain Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$43,046
Hong Kong	53,342
Japan Small Cap	3,831
Pacific ex-Japan	190,884
Singapore	443,568
South Korea	1,119,806

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2011 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$97,958,097	$115,640,093
Hong Kong	245,842,213	276,125,645
Japan Small Cap	931,443	1,195,775
Malaysia	285,868,162	230,889,803
Pacific ex-Japan	212,992,443	230,354,981
Singapore	73,261,723	98,190,828
South Korea	462,620,174	157,333,819
Taiwan	536,355,864	408,157,994
Thailand Investable Market	55,489,451	54,374,520

In-kind transactions (see Note 4) for the six months ended February 28, 2011 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$516,556,218	$142,610,211
Hong Kong	299,040,631	565,131,806
Japan Small Cap	9,699,722	9,443,797
Pacific ex-Japan	327,341,094	477,886,051
Singapore	262,078,520	224,957,473
Thailand Investable Market	132,202,189	146,332,084

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash (except for the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S.dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

charge to compensate the relevant Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of February 28, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 28, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Notes:

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-83-0211

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2011

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iShares MSCI Japan Index Fund  |  EWJ  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI JAPAN INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.68%	17.61%	17.29%	(2.80)%	(2.37)%	(2.35)%	1.57%	1.60%	2.05%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Ten Years Ended 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.68%	17.61%	17.29%	(13.25)%	(11.31)%	(11.20)%	16.85%	17.21%	22.50%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan IndexSM (the “Index”). The Index consists of stocks traded primarily on the Tokyo Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 22.36%, while the total return for the Index was 22.76%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Consumer Cyclical	26.35%

Industrial	21.82

Financial	17.90

Consumer Non-Cyclical	9.85

Basic Materials	6.76

Communications	5.46

Utilities	5.33

Technology	4.61

Energy	1.72

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Toyota Motor Corp.	5.02%

Honda Motor Co. Ltd.	2.77

Mitsubishi UFJ Financial Group Inc.	2.74

Canon Inc.	2.10

Sumitomo Mitsui Financial Group Inc.	1.97

Mizuho Financial Group Inc.	1.63

Mitsubishi Corp.	1.44

Takeda Pharmaceutical Co. Ltd.	1.44

Sony Corp.	1.43

Tokyo Electric Power Co. Inc. (The)	1.43

TOTAL	21.97%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/10)	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/10 to 2/28/11)
Actual	$1,000.00	$1,223.60	0.53%	$2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.25%
Dentsu Inc.	359,600	$11,394,136
Hakuhodo DY Holdings Inc.	62,930	3,978,731

		15,372,867

AGRICULTURE – 0.72%
Japan Tobacco Inc.	10,788	44,373,929

		44,373,929

AIRLINES – 0.16%
All Nippon Airways Co. Ltd.[a,b]	2,697,000	9,710,912

		9,710,912

APPAREL – 0.19%
ASICS Corp.	899,000	12,004,223

		12,004,223

AUTO MANUFACTURERS – 9.95%
Fuji Heavy Industries Ltd.	1,798,000	15,383,840
Hino Motors Ltd.	899,000	4,948,724
Honda Motor Co. Ltd.	3,955,600	171,153,448
Isuzu Motors Ltd.	2,697,000	12,081,033
Mazda Motor Corp.	3,596,000	9,217,137
Mitsubishi Motors Corp.[a]	8,990,000	12,728,427
Nissan Motor Co. Ltd.	5,933,400	60,471,000
Suzuki Motor Corp.	809,100	19,069,597
Toyota Motor Corp.	6,652,600	310,178,591

		615,231,797

AUTO PARTS & EQUIPMENT – 2.49%
Aisin Seiki Co. Ltd.	449,700	17,097,712
Bridgestone Corp.	1,528,300	31,226,342
Denso Corp.	1,168,700	43,578,402
JTEKT Corp.	449,500	6,589,155
NGK Spark Plug Co. Ltd.	428,000	6,373,246
NHK Spring Co. Ltd.	899,000	10,489,979
NOK Corp.	269,700	5,332,772
Stanley Electric Co. Ltd.	360,800	6,601,235
Sumitomo Rubber Industries Inc.	359,600	3,871,197
Toyoda Gosei Co. Ltd.	179,800	4,204,770
Toyota Boshoku Corp.	179,800	2,982,402
Toyota Industries Corp.	449,500	15,471,622

		153,818,834

BANKS – 9.59%
77 Bank Ltd. (The)	899,000	5,650,982

Security	Shares	Value
Aozora Bank Ltd.	1,798,000	$4,037,984
Bank of Kyoto Ltd. (The)	899,000	8,624,606
Bank of Yokohama Ltd. (The)	2,697,000	14,484,072
Chiba Bank Ltd. (The)	1,798,000	12,267,570
Chuo Mitsui Trust Holdings Inc.	2,697,000	11,455,584
Fukuoka Financial Group Inc.	1,804,000	8,146,955
Gunma Bank Ltd. (The)	899,000	5,541,255
Hachijuni Bank Ltd. (The)	899,000	5,683,901
Hiroshima Bank Ltd. (The)	899,000	4,092,848
Hokuhoku Financial Group Inc.	3,601,000	8,263,005
Iyo Bank Ltd. (The)	899,000	8,427,096
Joyo Bank Ltd. (The)	1,798,000	8,427,096
Mitsubishi UFJ Financial Group Inc.	30,655,980	169,500,292
Mizuho Financial Group Inc.	49,175,300	100,835,474
Mizuho Trust & Banking Co. Ltd.[a]	3,596,000	3,906,310
Nishi-Nippon City Bank Ltd. (The)	1,798,000	5,991,139
Resona Holdings Inc.	4,405,100	23,979,917
Sapporo Hokuyo Holdings Inc.	809,100	4,206,964
Senshu Ikeda Holdings Inc.	1,528,300	2,406,331
Seven Bank Ltd.	1,798	3,833,890
Shinsei Bank Ltd.[a,b]	1,798,000	2,282,339
Shizuoka Bank Ltd. (The)	1,798,000	16,876,138
Sumitomo Mitsui Financial Group Inc.	3,236,400	121,863,713
Sumitomo Trust and Banking Co. Ltd. (The)	3,596,000	22,779,495
Suruga Bank Ltd.	899,000	8,931,844

		592,496,800

BEVERAGES – 0.84%
Asahi Breweries Ltd.	899,000	17,293,104
Coca-Cola West Co. Ltd.	89,900	1,652,501
ITO EN Ltd.	179,800	3,179,912
Kirin Holdings Co. Ltd.	1,798,000	25,588,527
Sapporo Holdings Ltd.	899,000	4,059,929

		51,773,973

BUILDING MATERIALS – 1.32%
Asahi Glass Co. Ltd.	2,697,000	37,461,076
Daikin Industries Ltd.	539,400	18,184,094
JS Group Corp.	629,300	15,269,723
Nippon Sheet Glass Co. Ltd.	1,798,000	5,135,262
Rinnai Corp.	89,900	5,497,364

		81,547,519

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2011

Security	Shares	Value
CHEMICALS – 3.59%
Asahi Kasei Corp.	2,697,000	$18,565,946
Daicel Chemical Industries Ltd.	899,000	6,144,758
Denki Kagaku Kogyo K.K.	899,000	4,806,078
Hitachi Chemical Co. Ltd.	269,700	6,234,734
JSR Corp.	449,500	9,595,698
Kaneka Corp.	899,000	6,583,669
Mitsubishi Chemical Holdings Corp.	3,146,500	22,927,627
Mitsubishi Gas Chemical Co. Inc.	899,000	6,923,825
Mitsui Chemicals Inc.	1,798,000	6,693,397
Nissan Chemical Industries Ltd.	269,700	3,120,659
Nitto Denko Corp.	359,600	21,616,380
Shin-Etsu Chemical Co. Ltd.	988,900	56,668,931
Showa Denko K.K.	3,596,000	7,856,512
Sumitomo Chemical Co. Ltd.	3,596,000	19,312,096
Taiyo Nippon Sanso Corp.	899,000	7,988,185
Tokuyama Corp.	899,000	4,718,296
Tosoh Corp.	899,000	3,204,052
Ube Industries Ltd.	2,697,000	8,690,443

		221,651,286

COMMERCIAL SERVICES – 0.92%
Benesse Holdings Inc.	179,800	8,152,777
Dai Nippon Printing Co. Ltd.	1,798,000	24,162,065
Kamigumi Co. Ltd.	899,000	7,889,430
Toppan Printing Co. Ltd.	1,800,000	16,455,511

		56,659,783

COMPUTERS – 0.86%
Fujitsu Ltd.	4,495,000	30,284,877
Itochu Techno-Solutions Corp.	89,900	3,170,037
OBIC Co. Ltd.	8,990	1,800,634
TDK Corp.	269,700	18,072,171

		53,327,719

COSMETICS & PERSONAL CARE – 0.98%
Kao Corp.	1,258,600	33,796,167
Shiseido Co. Ltd.	809,100	16,413,087
Unicharm Corp.	269,700	10,385,738

		60,594,992

DISTRIBUTION & WHOLESALE – 4.67%
Canon Marketing Japan Inc.	89,900	1,256,384
Hitachi High-Technologies Corp.	179,800	4,169,657
ITOCHU Corp.	3,596,000	37,131,893
Marubeni Corp.	3,596,000	27,431,954

Security	Shares	Value
Mitsubishi Corp.	3,236,400	$89,314,053
Mitsui & Co. Ltd.	4,135,400	75,005,546
Sojitz Corp.	2,786,900	6,258,875
Sumitomo Corp.	2,697,000	39,765,361
Toyota Tsusho Corp.	449,500	8,481,960

		288,815,683

DIVERSIFIED FINANCIAL SERVICES – 1.98%
AEON Credit Service Co. Ltd.	179,870	2,733,286
Credit Saison Co. Ltd.	359,600	7,000,635
Daiwa Securities Group Inc.	3,596,000	19,312,096
Matsui Securities Co. Ltd.	269,700	1,915,848
Mitsubishi UFJ Lease & Finance Co. Ltd.	143,840	6,355,435
Mizuho Securities Co. Ltd.	899,000	2,754,168
Nomura Holdings Inc.	8,540,500	53,997,058
ORIX Corp.	251,720	28,112,267

		122,180,793

ELECTRIC – 4.53%
Chubu Electric Power Co. Inc.	1,528,300	40,236,093
Chugoku Electric Power Co. Inc. (The)	719,200	15,379,451
Electric Power Development Co. Ltd.	269,700	8,496,225
Hokkaido Electric Power Co. Inc.	449,500	9,623,130
Hokuriku Electric Power Co.	449,500	11,301,965
Kansai Electric Power Co. Inc. (The)	1,798,000	47,095,179
Kyushu Electric Power Co. Inc.	899,000	20,826,340
Shikoku Electric Power Co. Inc.	449,500	13,567,844
Tohoku Electric Power Co. Inc.	1,078,800	25,057,444
Tokyo Electric Power Co. Inc. (The)	3,416,200	88,146,549

		279,730,220

ELECTRICAL COMPONENTS & EQUIPMENT – 4.79%
Brother Industries Ltd.	539,400	8,479,766
Casio Computer Co. Ltd.[b]	539,400	4,753,409
Furukawa Electric Co. Ltd.	1,798,000	7,615,111
GS Yuasa Corp.	899,000	6,462,968
Hitachi Ltd.	10,788,000	65,178,323
Mitsubishi Electric Corp.	4,495,000	53,053,399
Nidec Corp.	269,700	25,017,942
Sharp Corp.	2,697,000	29,132,735
Sumitomo Electric Industries Ltd.	1,798,000	26,224,948
Toshiba Corp.	9,889,000	64,574,820
Ushio Inc.	269,700	5,523,698

		296,017,119

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2011

Security	Shares	Value
ELECTRONICS – 5.30%
Advantest Corp.	359,600	$7,435,157
Fanuc Ltd.	449,500	69,567,436
Hamamatsu Photonics K.K.	89,900	3,445,453
Hirose Electric Co. Ltd.	89,900	10,248,578
Hoya Corp.	1,078,800	25,689,476
IBIDEN Co. Ltd.	269,700	9,266,514
Keyence Corp.	89,951	24,417,310
Kyocera Corp.	359,600	37,219,675
Mabuchi Motor Co. Ltd.	89,900	4,476,895
Minebea Co. Ltd.	899,000	5,299,854
Mitsumi Electric Co. Ltd.	179,800	2,964,846
Murata Manufacturing Co. Ltd.	449,500	33,357,256
NEC Corp.	4,817,000	13,228,671
NGK Insulators Ltd.	899,000	16,316,526
Nippon Electric Glass Co. Ltd.	899,500	14,953,241
Omron Corp.	449,500	12,426,675
Secom Co. Ltd.	449,500	22,576,498
Yaskawa Electric Corp.	899,000	10,468,034
Yokogawa Electric Corp.	539,400	4,154,295

		327,512,390

ENGINEERING & CONSTRUCTION – 0.76%
JGC Corp.	899,000	20,244,782
Kajima Corp.	1,798,000	4,784,133
Obayashi Corp.	1,798,000	8,032,076
Shimizu Corp.	1,798,000	7,680,947
Taisei Corp.	2,697,000	6,353,241

		47,095,179

ENTERTAINMENT – 0.36%
Oriental Land Co. Ltd.	89,900	8,975,736
Sankyo Co. Ltd.	179,800	10,149,823
Toho Co. Ltd.	179,800	2,912,176

		22,037,735

ENVIRONMENTAL CONTROL – 0.12%
Kurita Water Industries Ltd.	269,700	7,630,472

		7,630,472

FOOD – 1.15%
Ajinomoto Co. Inc.	1,798,000	20,606,884
Kikkoman Corp.	899,000	9,831,613
Meiji Holdings Co. Ltd.	179,828	8,439,383
Nippon Meat Packers Inc.	899,000	12,552,862
Nisshin Seifun Group Inc.	451,500	5,918,601

Security	Shares	Value
Nissin Foods Holdings Co. Ltd.	179,800	$6,438,828
Yakult Honsha Co. Ltd.	269,700	7,594,262

		71,382,433

FOREST PRODUCTS & PAPER – 0.26%
Nippon Paper Group Inc.	270,600	7,411,527
Oji Paper Co. Ltd.	1,798,000	8,909,899

		16,321,426

GAS – 0.81%
Osaka Gas Co. Ltd.	4,495,000	17,062,676
Toho Gas Co. Ltd.	899,000	4,817,051
Tokyo Gas Co. Ltd.	6,293,000	28,035,457

		49,915,184

HAND & MACHINE TOOLS – 0.84%
Fuji Electric Holdings Co. Ltd.	899,000	3,028,488
Makita Corp.	269,700	11,340,370
SMC Corp.	179,800	30,614,061
THK Co. Ltd.	270,300	7,093,189

		52,076,108

HEALTH CARE – PRODUCTS – 0.49%
Sysmex Corp.	89,900	5,815,574
Terumo Corp.	449,500	24,524,167

		30,339,741

HOME BUILDERS – 0.24%
Sekisui Chemical Co. Ltd.	710,000	5,572,196
Sekisui House Ltd.	899,000	9,272,000

		14,844,196

HOME FURNISHINGS – 2.47%
Panasonic Corp.	4,764,715	64,029,674
Sony Corp.	2,427,300	88,672,146

		152,701,820

HOUSEWARES – 0.12%
TOTO Ltd.	899,000	7,483,437

		7,483,437

INSURANCE – 2.84%
Dai-ichi Life Insurance Co. Ltd. (The)	18,984	34,107,712
MS&AD Insurance Group Holdings Inc.	1,259,540	32,975,873
NKSJ Holdings Inc.[a]	3,608,800	27,177,220
Sony Financial Holdings Inc.	1,798	7,626,083
T&D Holdings Inc.	629,300	18,127,035
Tokio Marine Holdings Inc.	1,708,100	55,852,556

		175,866,479

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2011

Security	Shares	Value
INTERNET – 2.06%
Dena Co. Ltd.	179,800	$6,923,825
Gree Inc.	179,800	2,916,565
Rakuten Inc.	17,081	15,156,703
SoftBank Corp.	1,977,800	80,990,101
Trend Micro Inc.	269,700	8,338,217
Yahoo! Japan Corp.	35,061	13,159,109

		127,484,520

IRON & STEEL – 2.13%
Daido Steel Co. Ltd.	899,000	5,991,139
JFE Holdings Inc.	1,078,850	33,907,467
Kobe Steel Ltd.	6,293,000	17,128,512
Nippon Steel Corp.	12,586,000	45,471,207
Nisshin Steel Co. Ltd.	1,798,000	4,016,038
Sumitomo Metal Industries Ltd.	8,091,000	20,442,292
Tokyo Steel Manufacturing Co. Ltd.	179,800	1,997,046
Yamato Kogyo Co. Ltd.	89,900	2,948,387

		131,902,088

LEISURE TIME – 0.56%
Sega Sammy Holdings Inc.	449,500	10,188,228
Shimano Inc.	179,800	8,909,899
Yamaha Corp.	359,600	4,604,179
Yamaha Motor Co. Ltd.[a]	629,300	11,106,649

		34,808,955

MACHINERY – 0.41%
Hitachi Construction Machinery Co. Ltd.	179,800	4,479,089
IHI Corp.	2,697,000	7,044,526
Japan Steel Works Ltd. (The)	899,000	9,348,810
Nabtesco Corp.	179,800	4,253,050

		25,125,475

MACHINERY – CONSTRUCTION & MINING – 1.11%
Komatsu Ltd.	2,247,500	68,442,725

		68,442,725

MACHINERY – DIVERSIFIED – 0.68%
Amada Co. Ltd.	899,000	8,032,076
Kubota Corp.	2,697,000	27,585,573
Sumitomo Heavy Industries Ltd.	899,000	6,287,404

		41,905,053

MANUFACTURING – 2.11%
FUJIFILM Holdings Corp.	1,168,700	40,796,802

Security	Shares	Value
Kawasaki Heavy Industries Ltd.	3,596,000	$14,440,181
Konica Minolta Holdings Inc.	1,348,500	12,344,379
Mitsubishi Heavy Industries Ltd.	7,192,000	30,460,442
Nikon Corp.	719,200	16,792,745
Olympus Corp.	539,400	15,721,802

		130,556,351

MEDIA – 0.13%
Fuji Media Holdings Inc.	853	1,435,722
Jupiter Telecommunications Co. Ltd.	6,293	6,759,233

		8,194,955

METAL FABRICATE & HARDWARE – 0.25%
Maruichi Steel Tube Ltd.	89,900	2,076,050
NSK Ltd.	899,000	8,547,797
NTN Corp.	899,000	4,806,079

		15,429,926

MINING – 0.78%
Dowa Holdings Co. Ltd.	931,200	6,523,969
Mitsubishi Materials Corp.[a]	1,798,000	6,912,852
Mitsui Mining & Smelting Co. Ltd.	1,798,000	7,088,417
Sumitomo Metal Mining Co. Ltd.	1,473,000	27,633,358

		48,158,596

OFFICE & BUSINESS EQUIPMENT – 2.55%
Canon Inc.	2,697,050	129,700,683
Ricoh Co. Ltd.	1,798,000	23,657,317
Seiko Epson Corp.	269,700	4,499,938

		157,857,938

OIL & GAS – 1.72%
Cosmo Oil Co. Ltd.	1,798,000	6,495,887
Idemitsu Kosan Co. Ltd.	89,900	10,566,788
INPEX Corp.	5,394	37,592,750
JX Holdings Inc.	5,304,195	37,096,347
Showa Shell Sekiyu K.K.	449,500	4,054,443
TonenGeneral Sekiyu K.K.	899,000	10,566,789

		106,373,004

PACKAGING & CONTAINERS – 0.08%
Toyo Seikan Kaisha Ltd.	269,700	4,931,168

		4,931,168

PHARMACEUTICALS – 4.75%
Alfresa Holdings Corp.	89,900	3,472,885
Astellas Pharma Inc.	1,078,830	42,202,492
Chugai Pharmaceutical Co. Ltd.	539,400	10,336,360

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2011

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	1,618,269	$34,605,240
Dainippon Sumitomo Pharma Co. Ltd.	359,600	3,480,566
Eisai Co. Ltd.[b]	629,300	23,465,294
Hisamitsu Pharmaceutical Co. Inc.	89,900	3,621,018
Kyowa Hakko Kirin Co. Ltd.	899,000	9,140,327
Medipal Holdings Corp.	269,700	2,554,464
Miraca Holdings Inc.	179,800	6,934,798
Mitsubishi Tanabe Pharma Corp.	629,300	10,638,112
Ono Pharmaceutical Co. Ltd.	179,800	9,381,728
Otsuka Holdings Co. Ltd.[a]	629,300	15,722,899
Santen Pharmaceutical Co. Ltd.	179,800	7,011,607
Shionogi & Co. Ltd.	719,200	13,597,471
Suzuken Co. Ltd.	179,800	5,113,316
Takeda Pharmaceutical Co. Ltd.	1,798,000	89,208,715
Tsumura & Co.	90,700	2,932,556

		293,419,848

REAL ESTATE – 2.77%
AEON Mall Co. Ltd.	269,700	7,153,156
Daito Trust Construction Co. Ltd.	179,800	14,637,691
Daiwa House Industry Co. Ltd.	899,000	11,477,530
Mitsubishi Estate Co. Ltd.	2,697,000	54,907,799
Mitsui Fudosan Co. Ltd.	1,904,000	40,297,034
Nomura Real Estate Holdings Inc.	269,700	5,447,986
NTT Urban Development Corp.	3,596	3,726,357
Sumitomo Realty & Development Co. Ltd.	899,000	24,019,419
Tokyo Tatemono Co. Ltd.	899,000	4,213,548
Tokyu Land Corp.	899,000	5,135,262

		171,015,782

REAL ESTATE INVESTMENT TRUSTS – 0.61%
Japan Prime Realty Investment Corp.	1,798	4,992,615
Japan Real Estate Investment Corp.	899	9,239,082
Japan Retail Fund Investment Corp.	4,495	7,702,893
Nippon Building Fund Inc.	899	9,403,674
Nomura Real Estate Office Fund Inc.	899	6,089,894

		37,428,158

RETAIL – 2.87%
ABC-Mart Inc.	89,900	3,571,640
AEON Co. Ltd.	1,438,400	18,083,144
Citizen Holdings Co. Ltd.	539,400	3,469,594
FamilyMart Co. Ltd.	179,800	6,781,179
Fast Retailing Co. Ltd.	89,900	14,001,269

Security	Shares	Value
Isetan Mitsukoshi Holdings Ltd.	899,060	$10,830,858
J. Front Retailing Co. Ltd.	899,000	4,674,405
Lawson Inc.	179,800	8,833,089
Marui Group Co. Ltd.	539,400	4,819,246
McDonald’s Holdings Co. (Japan) Ltd.	179,800	4,402,280
Nitori Holdings Co. Ltd.	89,900	7,944,294
Seven & I Holdings Co. Ltd.	1,798,080	49,972,271
Shimamura Co. Ltd.	89,900	8,668,498
Takashimaya Co. Ltd.	899,000	7,351,764
UNY Co. Ltd.	449,500	4,449,463
USS Co. Ltd.	53,940	4,351,805
Yamada Denki Co. Ltd.	197,780	15,039,295

		177,244,094

SEMICONDUCTORS – 0.96%
Elpida Memory Inc.[a,b]	359,600	5,381,052
Rohm Co. Ltd.	270,100	18,989,088
Shinko Electric Industries Co. Ltd.	89,900	1,040,220
Sumco Corp.[a]	269,700	4,937,752
Tokyo Electron Ltd.	449,552	29,300,716

		59,648,828

SHIPBUILDING – 0.08%
Mitsui Engineering & Shipbuilding Co. Ltd.	1,798,000	4,937,752

		4,937,752

SOFTWARE – 0.22%
Konami Corp.	179,800	3,776,832
Nomura Research Institute Ltd.	179,800	4,198,186
Oracle Corp. Japan	89,900	4,230,007
Square Enix Holdings Co. Ltd.	89,900	1,670,057

		13,875,082

STORAGE & WAREHOUSING – 0.07%
Mitsubishi Logistics Corp.	319,000	4,224,521

		4,224,521

TELECOMMUNICATIONS – 3.02%
KDDI Corp.	7,192	46,524,594
Nippon Telegraph and Telephone Corp.	1,258,600	61,293,958
NTT Data Corp.	2,697	9,566,071
NTT DoCoMo Inc.	36,859	69,057,202

		186,441,825

TEXTILES – 0.83%
Kuraray Co. Ltd.	809,100	11,386,456

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2011

Security	Shares	Value
Teijin Ltd.	2,697,000	$13,002,746
Toray Industries Inc.	3,596,000	27,168,607

		51,557,809

TOYS, GAMES & HOBBIES – 1.36%
Namco Bandai Holdings Inc.	449,598	5,295,521
Nintendo Co. Ltd.	269,700	78,905,273

		84,200,794

TRANSPORTATION – 3.98%
Central Japan Railway Co.	3,596	32,084,413
East Japan Railway Co.	809,100	56,191,615
Hankyu Hanshin Holdings Inc.	2,702,800	12,997,720
Kawasaki Kisen Kaisha Ltd.	1,798,000	7,812,620
Keihin Electric Express Railway Co. Ltd.	903,000	7,439,583
Keio Corp.	1,798,000	11,982,277
Kintetsu Corp.[b]	4,286,000	13,496,741
Mitsui O.S.K. Lines Ltd.	2,697,000	17,808,825
Nippon Express Co. Ltd.	1,798,000	7,724,838
Nippon Yusen K.K.	3,596,000	15,800,806
Odakyu Electric Railway Co. Ltd.	899,000	8,350,287
Tobu Railway Co. Ltd.[b]	1,798,000	8,712,389
Tokyu Corp.	2,697,000	12,476,053
West Japan Railway Co.	4,495	18,598,865
Yamato Holdings Co. Ltd.	899,000	14,374,344

		245,851,376

VENTURE CAPITAL – 0.12%
SBI Holdings Inc.	46,748	7,366,248

		7,366,248

TOTAL COMMON STOCKS
(Cost: $6,801,111,059)		6,168,897,920

SHORT-TERM INVESTMENTS – 0.92%

MONEY MARKET FUNDS – 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	44,862,675	44,862,675
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	6,447,135	6,447,135

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	5,617,428	$5,617,428

		56,927,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,927,238)		56,927,238

TOTAL INVESTMENTS IN SECURITIES – 100.72%
(Cost: $6,858,038,297)		6,225,825,158

Other Assets, Less Liabilities – (0.72)%		(44,566,050)

NET ASSETS – 100.00%		$6,181,259,108

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2011

ASSETS
Investments, at cost:
Unaffiliated issuers	$6,801,111,059
Affiliated issuers (Note 2)	56,927,238

Total cost of investments	$6,858,038,297

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$6,168,897,920
Affiliated issuers (Note 2)	56,927,238

Total fair value of investments	6,225,825,158
Foreign currency, at value[b]	3,278,170
Receivables:
Due from custodian (Note 4)	17,716
Dividends and interest	5,708,320

Total Assets	6,234,829,364

LIABILITIES
Payables:
Investment securities purchased	17,716
Collateral for securities on loan (Note 5)	51,309,810
Investment advisory fees (Note 2)	2,242,730

Total Liabilities	53,570,256

NET ASSETS	$6,181,259,108

Net assets consist of:
Paid-in capital	$7,498,667,876
Distributions in excess of net investment income	(2,751,759)
Accumulated net realized loss	(682,498,256)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(632,158,753)

NET ASSETS	$6,181,259,108

Shares outstanding[c]	539,400,000

Net asset value per share	$11.46

[a]	Securities on loan with value of $47,483,129. See Note 5.
[b]	Cost of foreign currency: $3,234,242.
[c]	$0.001 par value, number of shares authorized: 2,124,600,000.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statement of Operations (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

Six months ended February 28, 2011

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$37,404,230
Interest from affiliated issuers (Note 2)	1,636
Securities lending income from affiliated issuers (Note 2)	319,679

Total investment income	37,725,545

EXPENSES
Investment advisory fees (Note 2)	11,813,653

Total expenses	11,813,653

Net investment income	25,911,892

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(43,566,711)
In-kind redemptions	(8,685,886)
Foreign currency transactions	590,863

Net realized loss	(51,661,734)

Net change in unrealized appreciation/depreciation on:
Investments	926,716,461
Translation of assets and liabilities in foreign currencies	(110,091)

Net change in unrealized appreciation/depreciation	926,606,370

Net realized and unrealized gain	874,944,636

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$900,856,528

[a]	Net of foreign withholding tax of $2,818,649.

See notes to financial statements.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® MSCI JAPAN INDEX FUND

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,911,892	$61,244,311
Net realized loss	(51,661,734)	(48,426,200)
Net change in unrealized appreciation/depreciation	926,606,370	(368,908,167)

Net increase (decrease) in net assets resulting from operations	900,856,528	(356,090,056)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,933,699)	(77,025,449)

Total distributions to shareholders	(31,933,699)	(77,025,449)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,809,209,193	1,380,264,536
Cost of shares redeemed	(439,641,585)	(3,168,550,601)

Net increase (decrease) in net assets from capital share transactions	1,369,567,608	(1,788,286,065)

INCREASE (DECREASE) IN NET ASSETS	2,238,490,437	(2,221,401,570)

NET ASSETS
Beginning of period	3,942,768,671	6,164,170,241

End of period	$6,181,259,108	$3,942,768,671

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,751,759)	$3,270,048

SHARES ISSUED AND REDEEMED
Shares sold	164,400,000	137,400,000
Shares redeemed	(43,200,000)	(321,000,000)

Net increase (decrease) in shares outstanding	121,200,000	(183,600,000)

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES® MSCI JAPAN INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006
Net asset value, beginning of period	$9.43	$10.24	$11.62	$14.07	$13.80	$10.99

Income from investment operations:
Net investment income[a]	0.06	0.12	0.13	0.14	0.10	0.06
Net realized and unrealized gain (loss)[b]	2.04	(0.77)	(1.39)	(2.39)	0.27	2.81

Total from investment operations	2.10	(0.65)	(1.26)	(2.25)	0.37	2.87

Less distributions from:
Net investment income	(0.07)	(0.16)	(0.12)	(0.20)	(0.10)	(0.06)

Total distributions	(0.07)	(0.16)	(0.12)	(0.20)	(0.10)	(0.06)

Net asset value, end of period	$11.46	$9.43	$10.24	$11.62	$14.07	$13.80

Total return	22.36%[c]	(6.41)%	(10.68)%	(16.13)%	2.68%	26.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,181,259	$3,942,769	$6,164,170	$7,499,536	$11,780,006	$13,724,590
Ratio of expenses to average net assets[d]	0.53%	0.54%	0.56%	0.52%	0.52%	0.54%
Ratio of net investment income to average net assets[d]	1.15%	1.20%	1.46%	1.11%	0.68%	0.48%
Portfolio turnover rate[e]	2%	5%	4%	4%	3%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in the securities of non-U.S. issuers of a single country. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of February 28, 2011, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2011, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2011.

As of August 31, 2010, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $3,621,148, $5,594,562, $8,733,802, $68,122,871, $27,817,841, $44,443,527, $116,295,478 and $173,577,101 expiring in 2011, 2012, 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2011, the cost of investments for federal income tax purposes was $6,942,688,717. Net unrealized depreciation was $716,863,559, of which $312,167,415 represented gross unrealized appreciation on securities and $1,029,030,974 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 28, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended February 28, 2011, BTC earned securities lending agent fees of $168,263.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2011, aggregated $75,703,299 and $76,939,469, respectively.

In-kind transactions (see Note 4) for the six months ended February 28, 2011, aggregated $1,788,975,106 and $433,260,064, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

As of February 28, 2011, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 28, 2011 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-81-0211

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2011

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iShares MSCI Emerging Markets Index Fund  |  EEM  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of February 28, 2011

Average Annual Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.25%	19.34%	20.91%	8.87%	9.03%	9.63%	21.15%	21.14%	21.45%

Cumulative Total Returns

Year Ended 2/28/11			Five Years Ended 2/28/11			Inception to 2/28/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.25%	19.34%	20.91%	52.96%	54.06%	58.36%	355.17%	354.98%	364.07%

Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets IndexSM (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2011, the total return for the Fund was 14.90%, while the total return for the Index was 14.95%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector/Investment Type	Percentage of Net Assets
Financial	23.87%

Energy	15.87

Basic Materials	13.16

Communications	9.48

Industrial	8.39

Technology	8.90

Consumer Cyclical	7.61

Consumer Non-Cyclical	6.63

Utilities	3.18

Diversified	2.70

Exchange-Traded Funds	0.01

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. SP GDR (South Korea)	2.22%

Petroleo Brasileiro SA Preferred (Brazil)	1.94

Gazprom OAO SP ADR (Russia)	1.87

Petroleo Brasileiro SA (Brazil)	1.69

Vale SA Class A Preferred SP ADR (Brazil)	1.60

America Movil SAB de CV Series L (Mexico)	1.46

China Mobile Ltd. (China)	1.42

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	1.37

Itau Unibanco Holding SA SP ADR (Brazil)	1.26

Industrial and Commercial Bank of China Ltd. Class H (China)	1.21

TOTAL	16.04%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/10)	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/10 to 2/28/11)
Actual	$1,000.00	$1,149.00	0.66%	$3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.66	3.31

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 91.95%

BRAZIL – 9.11%
ALL – America Latina Logistica SA	4,219,700	$35,092,066
Amil Participacoes SA	1,255,200	12,868,412
Anhanguera Educacional Participacoes SA	1,067,300	23,943,770
B2W Companhia Global do Varejo	462,800	7,142,113
Banco do Brasil SA	5,402,374	96,924,754
Banco Santander (Brasil) SA	848,100	10,275,195
Banco Santander (Brasil) SA SP ADR	4,780,996	58,232,531
BM&F Bovespa SA	19,885,000	135,628,603
BR Malls Participacoes SA	3,335,400	31,881,613
BRF – Brasil Foods SA	4,287,600	74,726,595
BRF – Brasil Foods SA SP ADR[a]	1,751,275	31,190,208
Brookfield Incorporacoes SA	1,559,700	7,280,230
Centrais Eletricas Brasileiras SA	1,285,400	18,216,681
Centrais Eletricas Brasileiras SA SP ADR	1,060,846	15,148,881
CETIP Balcao Organizado de Ativos e Derivativos SA	1,795,800	26,478,899
Cielo SA	5,406,900	42,813,049
Companhia de Concessoes Rodoviarias	1,623,800	45,437,414
Companhia de Saneamento Basico do Estado de Sao Paulo	62,200	1,529,305
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	624,234	31,174,246
Companhia Hering SA	1,265,000	18,942,196
Companhia Siderurgica Nacional SA SP ADR	8,123,480	132,169,020
Cosan SA Industria e Comercio	1,163,300	18,233,125
CPFL Energia SA	392,700	10,247,334
CPFL Energia SA SP ADR[a]	260,154	20,612,001
Cyrela Brazil Realty SA	3,035,600	30,297,419
Diagnosticos da America SA	2,657,300	32,210,668
Duratex SA	2,259,700	22,757,804
EcoRodovias Infraestrutura e Logistica SA	1,738,900	13,422,941
EDP Energias do Brasil SA	828,700	18,616,014
Embraer SA SP ADR	2,241,398	76,342,016

Security	Shares	Value
Fibria Celulose SA SP ADR[a,b]	2,521,510	$36,334,959
Gafisa SA SP ADR[a]	1,964,565	24,812,456
Gol Linhas Aereas Inteligentes SA SP ADR[a]	953,603	12,835,496
HRT Participacoes em Petroleo SAb	37,600	42,515,754
Hypermarcas SAb	2,677,900	30,683,934
Itau Unibanco Holding SA SP ADR	20,718,798	460,371,692
JBS SA	6,039,465	22,727,211
Localiza Rent A Car SA	731,600	10,368,231
Lojas Renner SA	952,100	29,283,018
Marfrig Alimentos SA	1,549,300	13,557,076
MMX Mineracao e Metalicos SAb	1,888,300	11,102,958
MRV Engenharia e Participacoes SA	2,705,700	21,554,877
Multiplan Empreendimentos Imobiliarios SA	570,500	11,167,790
Natura Cosmeticos SA	1,663,500	42,344,913
Odontoprev SA	1,019,600	13,773,393
OGX Petroleo e Gas Participacoes SAb	12,126,400	142,237,655
PDG Realty SA Empreendimentose Participacoes	10,522,600	57,683,292
Petroleo Brasileiro SA	31,435,674	618,021,332
Petroleo Brasileiro SA SP ADR	82	3,266
Porto Seguro SA	806,800	12,893,620
Redecard SA	3,056,700	39,632,764
Rossi Residencial SA	1,421,900	11,061,699
Souza Cruz SA	710,200	34,178,000
SulAmerica SA	561,000	6,444,970
TAM SA SP ADR[a]	696,435	14,924,602
Tele Norte Leste Participacoes SA	256,200	5,600,802
TIM Participacoes SA SP ADR	13,910	538,595
Totvs SA	256,400	24,268,472
Tractebel Energia SA	1,248,600	19,577,614
Usinas Siderurgicas de Minas Gerais SA	1,226,700	19,840,848
Vale SA SP ADR	12,571,463	430,321,179
Vivo Participacoes SA SP ADR	456,940	16,819,961

		3,337,317,532

CHILE – 1.45%
AES Gener SA	3,075,585	1,607,685

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
Banco de Credito e Inversiones	17,140	$1,090,433
Banco Santander (Chile) SA SP ADR	1,519,773	126,369,125
CAP SA	200,862	9,614,052
Cencosud SA	4,395,042	29,893,851
Colbun SA	8,664,502	2,164,534
Compania Cervecerias Unidas SA	123,487	1,322,103
CorpBanca SA	764,580,018	11,412,121
Empresa Nacional de Electricidad SA	9,341,890	16,279,422
Empresa Nacional de Electricidad SA SP ADR	44,127	2,302,988
Empresa Nacional de Telecomunicaciones SA	132,232	2,256,841
Empresas CMPC SA	127,862	5,703,662
Empresas Copec SA	775,182	12,986,150
Enersis SA SP ADR	5,194,720	105,504,763
LAN Airlines SA SP ADR[a]	2,923,221	79,248,521
S.A.C.I. Falabella SA	654,973	6,351,045
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	2,177,013	115,359,919
Vina Concha y Toro SA	542,279	1,132,713

		530,599,928

CHINA – 17.35%
Agile Property Holdings Ltd.[a]	28,704,000	36,187,938
Agricultural Bank of China Ltd. Class Hb	153,251,000	75,945,239
Air China Ltd. Class Hb	25,654,000	23,944,151
Alibaba.com Ltd.[a]	12,255,000	22,844,932
Aluminum Corp. of China Ltd. Class Ha,b	31,492,000	31,091,131
Angang New Steel Co. Ltd. Class Ha	19,519,320	26,863,921
Anhui Conch Cement Co. Ltd. Class H	7,112,000	34,011,670
Anta Sports Products Ltd.	8,323,402	13,314,622
Bank of China Ltd. Class H	591,791,000	312,262,700
Bank of Communications Co. Ltd. Class H	63,935,000	61,643,677
BBMG Corp. Class H	8,390,500	11,181,373
Beijing Capital International Airport Co. Ltd. Class H	25,108,000	12,507,018

Security	Shares	Value
Beijing Enterprises Holdings Ltd.	5,703,000	$31,629,844
Belle International Holdings Ltd.	34,312,000	59,556,979
Bosideng International Holdings Ltd.	19,094,000	5,074,312
Brilliance China Automotive Holdings Ltd.[b]	19,756,000	16,156,541
BYD Co. Ltd. Class Ha	3,005,500	11,845,818
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.[b]	3,871,600	8,887,261
Chaoda Modern Agriculture (Holdings) Ltd.[a]	18,145,942	11,624,921
China Agri-Industries Holdings Ltd.[a]	22,044,000	22,386,016
China BlueChemical Ltd. Class H	4,980,000	3,855,286
China CITIC Bank Class H	30,526,000	20,026,301
China Coal Energy Co. Class H	33,885,000	48,288,132
China Communications Construction Co. Ltd. Class H	42,622,000	31,901,589
China Communications Services Corp. Ltd. Class H	230,000	145,574
China Construction Bank Corp. Class H	455,446,760	398,193,954
China COSCO Holdings Co. Ltd. Class Ha,b	23,764,500	25,353,600
China Dongxiang (Group) Co. Ltd.[a]	27,770,000	10,517,386
China Everbright Ltd.[a]	23,084,000	48,069,748
China Gas Holdings Ltd.[a]	31,102,000	11,659,532
China High Speed Transmission Equipment Group Co. Ltd.[a]	10,199,000	14,193,739
China Life Insurance Co. Ltd. Class H	71,616,000	272,611,825
China Longyuan Power Group Corp. Ltd. Class Ha,b	10,196,000	9,176,092
China Mengniu Dairy Co. Ltd.	13,029,000	34,541,490
China Merchants Bank Co. Ltd. Class H	36,025,042	86,210,534
China Merchants Holdings (International) Co. Ltd.	10,678,000	45,101,994
China Minsheng Banking Corp. Ltd. Class H	21,226,200	18,503,418
China Mobile Ltd.	55,556,500	521,032,760

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
China National Building Material Co. Ltd. Class H	15,782,000	$38,740,022
China National Materials Co. Ltd. Class H	11,020,000	9,394,196
China Oilfield Services Ltd. Class H	9,074,000	18,080,083
China Overseas Land & Investment Ltd.	45,230,960	75,025,388
China Pacific Insurance (Group) Co. Ltd. Class H	7,319,000	29,598,673
China Petroleum & Chemical Corp. Class H	156,156,000	159,180,224
China Railway Construction Corp. Ltd. Class H	17,565,000	19,641,572
China Railway Group Ltd. Class H	33,385,000	21,216,147
China Resources Cement Holdings Ltd.[b]	19,702,000	15,024,731
China Resources Enterprise Ltd.[a]	17,878,000	65,184,930
China Resources Land Ltd.	32,932,000	53,441,066
China Resources Power Holdings Co. Ltd.	19,248,999	32,274,629
China Rongsheng Heavy Industry Group Co. Ltd.[a,b]	13,751,000	12,181,291
China Shanshui Cement Group	16,654,000	12,593,423
China Shenhua Energy Co. Ltd. Class H	31,043,500	128,730,998
China Shineway Pharmaceutical Group Ltd.	3,148,000	9,032,796
China Shipping Container Lines Co. Ltd. Class Hb	53,635,000	23,274,208
China Shipping Development Co. Ltd. Class H	20,248,000	22,121,859
China Southern Airlines Co. Ltd. Class Ha,b	11,156,000	5,270,675
China Taiping Insurance Holdings Co. Ltd.[b]	5,169,600	14,103,464
China Telecom Corp. Ltd. Class H	97,844,000	57,532,018
China Travel International Investment Hong Kong Ltd.[b]	130,644,951	26,668,567
China Unicom (Hong Kong) Ltd.	49,884,000	83,255,811
China Yurun Food Group Ltd.	13,860,000	43,862,167
China Zhongwang Holdings Ltd.	579,600	235,139
CITIC Pacific Ltd.	16,079,000	41,904,919

Security	Shares	Value
CNOOC Ltd.	174,601,000	$396,313,549
CNPC (Hong Kong) Ltd.	24,732,000	36,705,150
COSCO Pacific Ltd.	11,456,000	22,061,457
Country Garden Holdings Co. Ltd.	25,773,000	10,224,295
CSR Corp Ltd. Class H	13,403,000	14,867,081
Datang International Power Generation Co. Ltd. Class Ha	25,120,000	8,546,247
Dongfang Electric Corp. Ltd. Class H	8,246,600	31,656,001
Dongfeng Motor Group Co. Ltd. Class H	24,380,000	42,254,932
Evergrande Real Estate Group Ltd.[a]	60,216,388	28,294,741
Fosun International Ltd.	11,545,500	8,374,736
Franshion Properties (China) Ltd.[a]	21,514,000	5,993,642
Fushan International Energy Group Ltd.	10,714,000	7,881,633
GCL Poly Energy Holdings Ltd.[b]	76,154,000	38,325,579
Geely Automobile Holdings Ltd.[a]	29,325,000	12,574,607
Golden Eagle Retail Group Ltd.	5,805,000	13,146,518
GOME Electrical Appliances Holdings Ltd.[a,b]	85,882,200	28,998,053
Great Wall Motor Co. Ltd. Class Ha	9,271,000	14,401,969
Greentown China Holdings Ltd.	8,029,000	8,029,876
Guangdong Investment Ltd.[a]	27,166,110	13,741,483
Guangzhou Automobile Group Co. Ltd. Class H	25,424,742	32,641,228
Guangzhou R&F Properties Co. Ltd. Class Ha	15,948,400	21,376,055
Hengan International Group Co. Ltd.	6,709,000	49,483,198
Hengdeli Holdings Ltd.[a]	18,507,329	10,074,408
Hidili Industry International Development Ltd.	1,222,000	1,008,770
Hopson Development Holdings Ltd.[a,b]	1,638,000	1,812,722
Huabao International Holdings Ltd.[a]	13,280,000	16,759,518
Huaneng Power International Inc. Class H	37,184,000	20,766,117
Industrial and Commercial Bankof China Ltd. Class H	575,680,085	441,969,523

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	9,524,000	$10,307,584
Jiangxi Copper Co. Ltd. Class Ha	17,641,000	55,374,778
Kingboard Chemical Holdings Co. Ltd.	3,896,500	20,685,219
KWG Property Holdings Ltd.	10,098,500	6,521,309
Lee & Man Paper Manufacturing Ltd.[a]	6,903,000	4,493,200
Lenovo Group Ltd.[a]	58,416,000	35,323,413
Li Ning Co. Ltd.[a]	6,225,000	11,668,154
Longfor Properties Co. Ltd.	16,850,500	23,796,627
Lonking Holdings Ltd.	16,013,000	8,963,325
Maanshan Iron & Steel Co. Ltd. Class Ha	41,872,000	21,395,218
Metallurgical Corp. of China Ltd. Class Ha,b	3,153,000	1,275,101
Nine Dragons Paper (Holdings) Ltd.[a]	16,785,000	18,640,063
Parkson Retail Group Ltd.[a]	7,729,000	10,934,900
PetroChina Co. Ltd. Class H	196,508,000	267,421,323
PICC Property and Casualty Co. Ltd. Class Hb	25,498,000	32,244,250
Ping An Insurance (Group) Co. of China Ltd. Class H	16,975,500	174,132,280
Poly (Hong Kong) Investments Ltd.[a]	25,074,458	19,990,934
Renhe Commercial Holdings Co. Ltd.[a]	127,180,000	19,103,574
Semiconductor Manufacturing International Corp.[b]	42,671,000	3,396,522
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,152,000	12,699,512
Shanghai Electric Group Co. Ltd. Class H	3,118,000	1,825,370
Shanghai Industrial Holdings Ltd.[a]	6,374,000	22,831,066
Shimao Property Holdings Ltd.	23,286,000	31,808,739
Shui On Land Ltd.[a]	49,781,450	23,391,526
Sino-Ocean Land Holdings Ltd.[a]	50,454,000	30,832,766
Sinofert Holdings Ltd.[a,b]	40,070,000	21,400,435
Sinopec Shanghai Petrochemical Co. Ltd. Class H	30,276,000	16,091,954
Sinopharm Group Co. Ltd. Class H	8,910,000	32,372,338
Sinotruk (Hong Kong) Ltd.	3,037,000	2,908,664

Security	Shares	Value
Skyworth Digital Holdings Ltd.[a]	7,668,000	$4,843,476
Soho China Ltd.[a]	26,845,500	19,266,075
Tencent Holdings Ltd.	9,984,200	264,052,586
Tingyi (Cayman Islands) Holding Corp.	17,784,000	39,955,579
Tsingtao Brewery Co. Ltd. Class Ha	3,922,000	18,000,873
Want Want China Holdings Ltd.	63,287,000	47,287,617
Weichai Power Co. Ltd. Class H	2,162,000	14,377,897
Wumart Stores Inc. Class H	1,610,000	3,360,906
XinAo Gas Holdings Ltd.	7,664,000	22,778,044
Yanzhou Coal Mining Co. Ltd. Class H	22,368,800	66,769,108
Yuexiu Property Co. Ltd.[a,b]	48,364,000	10,120,914
Zhaojin Mining Industry Co. Ltd. Class Ha	4,546,500	19,320,356
Zhejiang Expressway Co. Ltd. Class H	28,706,000	25,723,972
Zhuzhou CSR Times Electric Co. Ltd.	4,506,000	15,069,847
Zijin Mining Group Co. Ltd. Class H	47,570,000	39,025,093
ZTE Corp. Class H	4,835,000	22,284,396

		6,358,261,985

COLOMBIA – 0.48%
Almacenes Exito SA	134,430	1,797,758
Bancolombia SA	107,981	1,523,332
Bancolombia SA SP ADR	2,385,144	135,786,248
Cementos Argos SA	351,326	2,026,739
Corporacian Financiera Colombiana SA	852,244	15,321,441
Ecopetrol SA	6,263,901	13,025,156
Grupo de Inversiones Suramericana SA	171,382	3,181,730
Interconexion Electrica SA	228,228	1,529,659
Inversiones Argos SA	126,993	1,236,097

		175,428,160

CZECH REPUBLIC – 0.44%
CEZ AS	2,413,308	110,732,616
Komercni Banka AS	212,345	51,122,109
Telefonica O2 Czech Republic AS	31	702

		161,855,427

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
EGYPT – 0.29%
Orascom Construction Industries Co. SP GDR[a]	2,113,488	$72,281,290
Orascom Telecom Holding SAE SP GDR[a,b,c]	10,716,927	32,954,550

		105,235,840

HUNGARY – 0.63%
Magyar Telekom Telecommunications PLC	3,545,775	9,966,688
MOL Hungarian Oil and Gas Nyrt[a,b]	664,444	80,672,114
OTP Bank Nyrt[a,b]	2,315,084	69,443,592
Richter Gedeon Nyrt[a]	362,012	70,121,574

		230,203,968

INDIA – 5.52%
Axis Bank Ltd. SP GDR[c]	1,364,903	38,080,794
Dr. Reddy’s Laboratories Ltd. SP ADR[a]	2,226,260	75,804,153
HDFC Bank Ltd. SP ADR	2,351,625	345,947,554
ICICI Bank Ltd. SP ADR	6,473,530	280,692,261
Infosys Technologies Ltd. SP ADR	6,307,551	420,713,652
Larsen & Toubro Ltd. SP GDR[c]	2,288,524	77,626,734
Mahanagar Telephone Nigam Ltd. SP ADR[a,b]	1,374,047	2,528,246
Reliance Industries Ltd. SP GDR[a,d]	8,204,249	349,418,965
Sterlite Industries (India) Ltd. SP ADR[a]	7,191,489	106,002,548
Tata Communications Ltd. SP ADR[a,b]	5,732,356	51,591,204
Tata Motors Ltd. SP ADR[a]	4,425,714	108,961,078
Wipro Ltd. SP ADR[a]	12,699,117	167,120,380

		2,024,487,569

INDONESIA – 2.32%
PT Adaro Energy Tbk	85,217,000	23,667,364
PT Aneka Tambang Tbk	148,410,099	37,012,097
PT Astra Agro Lestari Tbk	3,840,000	9,511,308
PT Astra International Tbk	20,797,500	122,712,676
PT Bank Central Asia Tbk	129,049,500	92,162,540
PT Bank Danamon Indonesia Tbk	30,518,487	22,141,168
PT Bank Mandiri Tbk	88,875,400	58,434,203
PT Bank Negara Indonesia (Persero) Tbk	65,765,276	26,465,650

Security	Shares	Value
PT Bank Rakyat Indonesia Tbk	110,984,122	$59,131,142
PT Bumi Resources Tbk	174,971,000	59,503,826
PT Charoen Pokphand Indonesia Tbk	77,880,445	13,419,291
PT Gudang Garam Tbk	5,879,000	24,358,380
PT Indo Tambangraya Megah Tbk	3,453,500	17,890,943
PT Indocement Tunggal Prakarsa Tbk	3,659,500	5,973,678
PT Indofood Sukses Makmur Tbk	45,044,000	24,254,265
PT Indosat Tbk	1,884,560	1,078,845
PT International Nickel Indonesia Tbk	14,418,500	8,254,087
PT Kalbe Farma Tbk	27,399,903	9,085,157
PT Perusahaan Gas Negara Tbk	129,434,500	52,087,794
PT Semen Gresik (Persero) Tbk	19,471,000	19,092,462
PT Tambang Batubara Bukit Asam Tbk	4,151,000	9,434,626
PT Telekomunikasi Indonesia Tbk	90,014,500	76,019,727
PT Unilever Indonesia Tbk	3,050,500	5,602,006
PT United Tractors Tbk	27,125,650	71,338,784

		848,632,019

MALAYSIA – 3.28%
AirAsia Bhd[b]	20,269,100	16,744,184
Alliance Financial Group Bhd	6,930,300	7,110,913
AMMB Holdings Bhd	25,411,075	51,730,135
Axiata Group Bhd[b]	26,032,300	41,644,853
Berjaya Corp. Bhd	10,334,700	3,523,386
Berjaya Sports Toto Bhd	14,269,800	19,179,210
British American Tobacco (Malaysia) Bhd	1,488,600	23,423,308
Bursa Malaysia Bhd	6,116,500	16,281,259
CIMB Group Holdings Bhd	34,647,800	91,546,064
DiGi.Com Bhd	1,964,800	17,132,824
Gamuda Bhd	33,563,900	39,939,996
Genting Bhd	25,818,300	84,551,653
Genting Malaysia Bhd	49,321,000	53,516,640
Genting Plantations Bhd	3,886,800	10,091,282
Hong Leong Bank Bhd	1,144,900	3,490,434
Hong Leong Financial Group Bhd	589,700	1,679,886
IJM Corp. Bhd	19,099,820	37,880,318
IOI Corp. Bhd	38,604,920	69,477,466
Kuala Lumpur Kepong Bhd	5,746,300	38,051,224

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
Lafarge Malayan Cement Bhd	3,201,300	$7,713,344
Malayan Banking Bhd	26,987,700	76,260,932
Malaysian Airline System Bhd[b]	9,764,800	6,049,983
Maxis Communications Bhd	16,473,700	29,323,780
MISC Bhd	7,021,900	17,494,325
MMC Corp. Bhd	12,302,700	10,929,460
Parkson Holdings Bhd	7,280,810	12,602,090
Petronas Chemicals Group Bhd[b]	20,447,200	42,228,277
Petronas Dagangan Bhd	1,081,800	4,787,510
Petronas Gas Bhd	3,174,400	11,738,152
PLUS Expressways Bhd	26,135,020	37,782,474
PPB Group Bhd	4,810,100	26,017,587
Public Bank Bhd Foreign	4,564,900	19,573,477
RHB Capital Bhd	2,903,600	7,481,493
Sime Darby Bhd	29,080,573	85,416,140
SP Setia Bhd	12,372,800	23,970,906
Telekom Malaysia Bhd	13,540,700	17,489,054
Tenaga Nasional Bhd	36,707,250	75,809,105
UMW Holdings Bhd	8,880,700	21,222,850
YTL Corp. Bhd	7,522,108	17,507,611
YTL Power International Bhd	34,202,760	25,451,652

		1,203,845,237

MEXICO – 4.52%
Alfa SAB de CV Series A	5,487,600	68,357,459
America Movil SAB de CV Series L	186,906,200	535,716,932
Cemex SAB de CV CPO[b]	68,468,269	61,567,401
Coca-Cola FEMSA SAB de CV Class L	3,100	22,669
Compartamos SAB de CVb	9,283,300	17,899,863
Desarrolladora Homex SAB de CVb	1,245,800	5,673,258
Embotelladoras Arca SAB de CVa	3,812,400	20,751,656
Fomento Economico Mexicano SAB de CV BD Units	25,616,400	144,029,397
Grupo Aeroportuario del Pacifico SAB de CV Series B	20,500	77,954
Grupo Bimbo SAB de CV Series A	537,100	4,182,007
Grupo Carso SAB de CV Series A1	1,211,941	3,882,378
Grupo Elektra SA de CV	25,785	1,075,918

Security	Shares	Value
Grupo Financiero Banorte SAB de CV Series Oa	13,460,056	$61,140,103
Grupo Financiero Inbursa SAB de CV Series O	273,000	1,146,873
Grupo Mexico SAB de CV Series B	38,730,363	147,085,432
Grupo Modelo SAB de CV Series Ca	12,525,298	75,796,712
Grupo Televisa SA CPO[b]	26,707,700	126,149,432
Industrias Penoles SAB de CV	1,296,488	45,102,502
Kimberly-Clark de Mexico SABde CV Series A	9,478,300	55,187,920
Mexichem SAB de CV	2,100	7,550
Minera Frisco SAB de CVb	1,578,441	6,694,954
Telefonos de Mexico SAB de CV Series L	62,409,900	56,687,037
Urbi Desarrollos Urbanos SAB de CVa,b	4,741,000	10,379,692
Wal-Mart de Mexico SAB de CV Series V	72,054,100	206,166,614

		1,654,781,713

PERU – 0.61%
Compania de Minas Buenaventura SA SP ADR	2,160,278	100,820,174
Credicorp Ltd.	456,703	45,875,816
Southern Copper Corp.	1,778,455	75,264,216

		221,960,206

PHILIPPINE ISLANDS – 0.85%
Aboitiz Equity Ventures Inc.	14,574,800	15,714,971
Aboitiz Power Corp.	3,535,564	2,335,954
Alliance Global Group Inc.	5,021,680	1,313,309
Ayala Corp.	4,503,323	34,195,915
Ayala Land Inc.	47,473,900	15,574,140
Banco de Oro Unibank Inc.	340	366
Bank of the Philippine Islands	34,612,354	44,188,518
Energy Development Corp.	7,000	899
Globe Telecom Inc.	603,460	9,829,241
Jollibee Foods Corp.	36,559,849	57,074,965
Manila Electric Co.	7,661,195	40,599,588
Metropolitan Bank & Trust Co.	237,755	313,080
Philippine Long Distance Telephone Co.	607,295	30,093,076

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
SM Investments Corp.	2,418,641	$25,579,112
SM Prime Holdings Inc.	151,464,620	35,095,037

		311,908,171

POLAND – 1.58%
Asseco Poland SA	514,094	9,179,770
Bank Handlowy w Warszawie SA	275,484	8,974,358
Bank Millennium SAb	3,513,037	6,854,348
Bank Pekao SA	1,176,400	67,383,294
Bank Zachodni WBK SA	199,097	15,635,581
BRE Bank SAb	122,539	13,269,384
Cyfrowy Polsat SAa	2,201,501	12,034,755
ENEA SA	1,075,697	8,207,851
Getin Holding SAa,b	2,753,538	12,548,570
Globe Trade Centre SAb	962,324	7,087,967
Grupa Lotos SAb	549,206	7,705,704
ING Bank Slaski SAb	26,671	7,921,895
Kernel Holding SAa,b	367,379	10,611,194
KGHM Polska Miedz SA	1,270,430	77,682,513
PBG SA	94,212	6,499,304
Polska Grupa Energetyczna SA	2,773,632	21,878,657
Polski Koncern Naftowy Orlen SAb	3,239,735	51,471,845
Polskie Gornictwo Naftowe i Gazownictwo SA	16,090,592	21,864,122
Powszechna Kasa Oszczednosci Bank Polski SA	6,240,437	91,296,953
Powszechny Zaklad Ubezpieczen SA	414,966	50,227,057
Tauron Polska Energia SAb	10,361,390	22,274,019
Telekomunikacja Polska SA	6,721,736	40,492,244
TVN SA	1,179,614	7,110,194

		578,211,579

RUSSIA – 7.24%
Comstar United Telesystems OJSC SP GDR[b]	788,507	5,365,790
Federal Grid Co. of Unified Energy System OJSC[b]	1,342,178,500	19,582,914
Gazprom OAO	9,262,235	67,637,241
Gazprom OAO SP ADR	23,235,188	683,579,231
Inter RAO UES OJSC[b]	7,886,141,700	11,806,829
LUKOIL OAO	327,607	23,139,218
LUKOIL OAO SP ADR	4,103,872	292,154,648
Magnit OJSC SP GDR[c]	2,161,075	61,374,530

Security	Shares	Value
Mechel OAO SP ADR[a]	1,579,727	$48,071,093
MMC Norilsk Nickel OJSC	137,936	33,429,209
MMC Norilsk Nickel OJSC SP ADR	5,462,826	131,927,248
Mobile TeleSystems OJSC SP ADR	4,402,512	82,899,301
NovaTek OAO SP GDR[c]	963,972	125,219,963
Novolipetsk Steel OJSC SP GDR[c]	1,080,463	49,593,252
OGK-4 OJSC[b]	78,952,100	7,196,219
Polymetal OJSC SP GDR[a,b,c]	956,170	18,171,741
Polyus Gold OJSC SP ADR	874,224	29,854,750
Raspadskaya OAO[b]	886,500	6,897,007
Rosneft Oil Co. OJSC	3,697,340	34,812,242
Rosneft Oil Co. OJSC SP GDR[c]	11,831,668	111,690,946
RusHydro OJSC[b]	130,565,100	6,687,849
RusHydro OJSC SP ADR[b]	11,050,490	56,578,509
Sberbank of Russia	25,480,083	90,159,506
Sberbank of Russia GDR[a,c]	515,567	199,388,349
Severstal OAO	2,607,733	49,614,943
Sistema JSFC SP GDR[c]	955,969	24,367,650
Surgutneftegas OJSC	18,993,900	21,874,062
Surgutneftegas OJSC SP ADR	5,632,584	66,182,862
Tatneft OAO SP ADR	2,652,507	110,742,167
TMK OAO SP GDR[b,c]	613,745	12,274,900
Uralkali OJSC SP GDR[c]	1,380,949	56,439,386
VTB Bank OJSC SP GDR[c]	12,535,253	86,869,303
Wimm-Bill-Dann Foods OJSC SP ADR	836,456	27,084,445

		2,652,667,303

SOUTH AFRICA – 7.58%
Absa Group Ltd.	1,686,762	31,539,961
African Bank Investments Ltd.	13,358,996	68,921,835
African Rainbow Minerals Ltd.	468,558	14,261,239
Anglo Platinum Ltd.[b]	528,283	51,541,290
AngloGold Ashanti Ltd.	3,532,572	172,829,547
ArcelorMittal South Africa Ltd.	3,595,003	46,715,533
Aspen Pharmacare Holdings Ltd.[b]	629,610	7,394,847
Aveng Ltd.	2,381,753	12,555,685
Bidvest Group Ltd.	3,063,172	68,869,004
Discovery Holdings Ltd.	197,279	1,122,995
Exxaro Resources Ltd.	2,061,960	45,300,985
FirstRand Ltd.	36,647,648	103,461,918
Foschini Group Ltd. (The)	4,703,718	53,239,278
Gold Fields Ltd.	6,838,466	122,981,125

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
Growthpoint Properties Ltd.	2,234,670	$5,465,064
Harmony Gold Mining Co. Ltd.	3,685,433	43,142,465
Impala Platinum Holdings Ltd.	4,592,744	136,014,136
Imperial Holdings Ltd.	2,839,969	45,998,244
Investec Ltd.	4,928,192	38,564,476
Kumba Iron Ore Ltd.	614,555	41,713,096
Liberty Holdings Ltd.	1,133,987	12,490,273
Massmart Holdings Ltd.	840,969	17,451,890
MMI Holdings Ltd.	6,693,772	15,675,603
MTN Group Ltd.	15,284,681	270,712,460
Murray & Roberts Holdings Ltd.	2,991,363	10,777,279
Naspers Ltd. Class N	3,775,357	217,602,414
Nedbank Group Ltd.	3,481,342	64,117,640
Netcare Ltd.	22,941,981	48,237,655
Northam Platinum Ltd.[a]	538,311	3,840,064
Pick’n Pay Stores Ltd.[a]	5,516,363	36,918,584
Pretoria Portland Cement Co. Ltd.	5,337,017	21,397,138
Redefine Properties Ltd.	1,500,251	1,589,100
Remgro Ltd.	2,042,305	32,949,185
Reunert Ltd.	2,135,854	17,790,960
RMB Holdings Ltd.	1,659,503	9,193,088
Sanlam Ltd.	21,759,437	84,823,250
Sappi Ltd.[b]	1,958,486	10,431,636
Sasol Ltd.	6,006,372	329,763,806
Shoprite Holdings Ltd.	5,544,399	77,024,962
SPAR Group Ltd. (The)	1,688,026	23,107,715
Standard Bank Group Ltd.	11,406,473	164,134,331
Steinhoff International Holdings Ltd.[b]	4,049,691	14,450,155
Telkom South Africa Ltd.	147,070	751,347
Tiger Brands Ltd.	2,284,257	60,044,023
Truworths International Ltd.	7,099,088	65,230,522
Vodacom Group Ltd.	570,813	6,161,347
Woolworths Holdings Ltd.	12,988,290	49,976,199

		2,778,275,349

SOUTH KOREA – 13.69%
AmorePacific Corp.	42,753	38,864,642
Busan Bank	718,150	8,621,745
Celltrion Inc.	843,004	23,938,580
Cheil Industries Inc.	470,505	50,024,897
CJ CheilJedang Corp.	99,721	17,626,669
Daegu Bank	368,840	4,983,662

Security	Shares	Value
Daelim Industrial Co. Ltd.	164,236	$14,275,065
Daewoo Engineering & Construction Co. Ltd.[a,b]	109,320	1,041,235
Daewoo International Corp.[a]	217,966	6,517,833
Daewoo Securities Co. Ltd.	818,150	16,708,774
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	923,260	28,221,743
Dongbu Insurance Co. Ltd.	146,550	5,946,919
Dongkuk Steel Mill Co. Ltd.	329,870	10,434,022
Doosan Corp.	211,169	23,387,343
Doosan Heavy Industries & Construction Co. Ltd.[a]	370,354	22,608,772
Doosan Infracore Co. Ltd.[a,b]	812,790	18,471,682
GLOVIS Co. Ltd.	98,613	12,363,212
GS Engineering & Construction Corp.[a]	289,221	25,446,015
GS Holdings Corp.[a]	336,650	20,730,231
Hana Financial Group Inc.	1,993,210	79,470,562
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	743,630	20,095,437
Hanjin Shipping Co. Ltd.[a]	552,660	17,236,195
Hankook Tire Co. Ltd.	945,960	24,850,675
Hanwha Chemical Corp.	662,820	19,732,204
Hanwha Corp.	331,260	13,060,798
Honam Petrochemical Corp.	84,322	23,234,964
Hynix Semiconductor Inc.[a,b]	4,697,430	117,992,416
Hyosung Corp.	220,066	15,208,566
Hyundai Department Store Co. Ltd.	85,443	9,198,002
Hyundai Development Co.[b]	255,300	6,921,703
Hyundai Engineering & Construction Co. Ltd.[b]	687,896	45,406,682
Hyundai Heavy Industries Co. Ltd.[a]	378,850	146,014,929
Hyundai Merchant Marine Co. Ltd.[a,b]	362,482	9,072,889
Hyundai Mipo Dockyard Co. Ltd.	118,953	18,233,171
Hyundai Mobis Co. Ltd.[a]	699,342	162,652,084
Hyundai Motor Co. Ltd.	1,544,520	243,587,082
Hyundai Securities Co. Ltd.	327,990	3,777,850
Hyundai Steel Co.	534,972	61,382,071
Industrial Bank of Korea[b]	397,180	5,947,231
Kangwon Land Inc.[a,b]	436,440	9,686,636

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
KB Financial Group Inc. SP ADR[b]	5,534,040	$269,784,450
KCC Corp.	14,466	4,018,155
Kia Motors Corp.[a]	2,347,480	119,386,304
Korea Electric Power Corp. SP ADR[b]	9,288,673	113,321,811
Korea Exchange Bank	1,698,100	13,736,458
Korea Gas Corp.[b]	263,080	8,589,464
Korea Investment Holdings Co. Ltd.	181,570	6,724,517
Korea Life Insurance Co. Ltd.	2,071,060	13,927,564
Korea Zinc Co. Ltd.	57,587	17,041,650
Korean Air Lines Co. Ltd.	455,908	24,842,371
KT Corp. SP ADR[b]	3,875,386	76,693,889
KT&G Corp.	1,413,513	71,762,101
LG Chem Ltd.	490,472	161,658,250
LG Corp.	951,880	65,446,230
LG Display Co. Ltd. SP ADR[a,b]	6,018,014	96,167,864
LG Electronics Inc.[a]	925,660	91,036,424
LG Household & Health Care Ltd.[a]	111,411	35,338,801
LG Innotek Co. Ltd.[a]	117,921	13,321,160
LG Uplus Corp.	2,166,840	10,885,556
Lotte Confectionery Co. Ltd.[b]	3,578	4,406,521
Lotte Shopping Co. Ltd.	84,394	29,311,521
LS Corp.	106,533	8,683,858
LS Industrial Systems Co. Ltd.[a]	155,964	9,769,773
Mando Corp.	99,596	12,971,791
Mirae Asset Securities Co. Ltd.	125,749	5,242,095
NCsoft Corp.	207,618	41,573,267
NHN Corp.[b]	436,943	73,362,600
OCI Co. Ltd.	132,930	43,813,370
POSCO SP ADR	2,617,221	269,783,141
S-Oil Corp.[a]	222,050	21,149,493
S1 Corp.[a]	230,520	10,232,625
Samsung C&T Corp.	1,265,810	75,478,681
Samsung Card Co. Ltd.	254,000	11,815,000
Samsung Electro-Mechanics Co. Ltd.[a]	627,720	71,745,785
Samsung Electronics Co. Ltd. SP GDR[a,c]	1,987,318	814,005,453
Samsung Engineering Co. Ltd.[a]	273,686	43,405,656
Samsung Fire & Marine Insurance Co. Ltd.	384,320	76,104,656

Security	Shares	Value
Samsung Heavy Industries Co. Ltd.	1,748,860	$56,402,343
Samsung Life Insurance Co. Ltd.	569,970	53,782,665
Samsung SDI Co. Ltd.[a]	340,136	50,177,330
Samsung Securities Co. Ltd.	406,500	27,264,475
Samsung Techwin Co. Ltd.[a]	480,598	33,724,681
Seoul Semiconductor Co. Ltd.[a]	185,729	6,936,143
Shinhan Financial Group Co. Ltd.	3,078,700	128,478,067
Shinhan Financial Group Co. Ltd. SP ADR[b]	697,230	58,434,846
Shinsegae Co. Ltd.	296,760	65,601,931
SK Broadband Co. Ltd.[b]	993,700	4,164,445
SK C&C Co. Ltd.	96,440	8,108,941
SK Energy Co. Ltd.	565,890	87,742,657
SK Holdings Co. Ltd.	146,870	17,242,081
SK Networks Co. Ltd.	289,160	2,959,109
SK Telecom Co. Ltd. SP ADR	5,353,778	94,172,955
STX Pan Ocean Co. Ltd.[a]	1,963,200	16,541,915
Tong Yang Securities Inc.	636,850	4,344,788
Woongjin Coway Co. Ltd.[a]	634,820	18,392,428
Woori Finance Holdings Co. Ltd.[b]	1,874,680	22,672,557
Woori Investment & Securities Co. Ltd.	425,710	7,694,577
Yuhan Corp.	101,988	13,735,149

		5,018,087,576

TAIWAN – 11.91%
Acer Inc.	26,549,053	65,215,388
Advanced Semiconductor Engineering Inc.	35,474,645	40,414,657
Advantech Co. Ltd.	1,718,000	4,807,874
Asia Cement Corp.	18,108,753	18,493,090
ASUSTeK Computer Inc.	4,546,400	41,840,467
AU Optronics Corp. SP ADR[a,b]	9,152,548	82,189,881
Capital Securities Corp.	20,632,916	9,564,814
Catcher Technology Co. Ltd.	3,683,210	15,625,171
Cathay Financial Holding Co. Ltd.	60,804,350	98,602,878
Chang Hwa Commercial Bank Ltd.	13,592,000	10,160,414
Cheng Shin Rubber Industry Co. Ltd.	19,440,893	39,707,006
Cheng Uei Precision Industry Co. Ltd.	3,007,260	5,843,808
Chicony Electronics Co. Ltd.	6,284,600	12,018,937

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
Chimei Innolux Corp.[b]	40,171,487	$43,429,176
China Airlines Ltd.[b]	18,824,000	12,429,276
China Development Financial Holding Corp.	7,747,900	3,021,798
China Life Insurance Co. Ltd.	11,159,726	10,785,706
China Motor Co. Ltd.	5,480,000	4,649,528
China Petrochemical Development Corp.[b]	15,458,000	17,875,023
China Steel Corp.	119,305,412	136,735,585
Chinatrust Financial Holding Co. Ltd.	65,293,720	51,824,605
Chunghwa Picture Tubes Ltd.[b]	1,904,199	259,933
Chunghwa Telecom Co. Ltd. SP ADR	7,933,030	234,103,715
Clevo Co.	7,412,000	12,957,849
CMC Magnetics Corp.[b]	25,442,000	6,058,109
Compal Electronics Inc.	40,407,908	48,039,422
Coretronic Corp.	6,526,000	10,638,651
Delta Electronics Inc.	20,210,000	85,390,562
E Ink Holdings Inc.[b]	8,269,000	14,710,686
E.Sun Financial Holding Co. Ltd.	6,337,000	3,945,769
Epistar Corp.	4,194,345	14,564,876
Eternal Chemical Co. Ltd.	5,188,800	5,627,335
EVA Airways Corp.[b]	10,784,000	9,887,609
Evergreen International Storage & Transport Corp.	7,524,000	6,319,415
Evergreen Marine Corp. Ltd.[b]	15,219,000	13,641,559
Everlight Electronics Co. Ltd.	1,971,000	5,610,306
Far Eastern Department Stores Co. Ltd.	13,278,125	20,328,550
Far Eastern New Century Corp.	25,369,842	39,969,066
Far EasTone Telecommunications Co. Ltd.	12,972,000	18,861,337
Farglory Land Development Co. Ltd.	13,948,000	30,826,276
Feng Hsin Iron & Steel Co. Ltd.	5,478,000	9,361,256
First Financial Holding Co. Ltd.	23,946,350	19,784,864
Formosa Chemicals & Fibre Corp.	28,316,000	97,843,027
Formosa International Hotels Corp.	210,300	3,539,818
Formosa Petrochemical Corp.	7,744,000	23,764,812
Formosa Plastics Corp.	43,464,000	147,954,907
Formosa Taffeta Co. Ltd.	9,231,000	8,684,765

Security	Shares	Value
Foxconn Technology Co. Ltd.	2,539,710	$9,210,148
Fubon Financial Holding Co. Ltd.	60,411,121	77,607,454
Giant Manufacturing Co. Ltd.	4,613,203	17,597,624
HannStar Display Corp.[b]	15,595,963	2,865,254
Highwealth Construction Corp.	3,830,000	8,320,494
Hiwin Technologies Corp.	1,532,000	9,696,323
Hon Hai Precision Industry Co. Ltd.	92,231,373	343,939,276
HTC Corp.	8,011,389	291,899,955
Hua Nan Financial Holdings Co. Ltd.	2,304,490	1,655,658
Inventec Co. Ltd.	15,386,050	8,053,695
KGI Securities Co. Ltd.	47,770,000	23,288,778
Largan Precision Co. Ltd.	1,189,000	32,989,772
LCY Chemical Corp.	4,040,172	11,168,319
Lite-On Technology Corp.	14,517,114	18,376,323
Macronix International Co. Ltd.	40,855,275	30,051,296
MediaTek Inc.	10,211,176	116,680,647
Mega Financial Holding Co. Ltd.	31,160,000	22,866,587
MiTAC International Corp.	7,106,728	3,221,530
Motech Industries Inc.	3,762,124	16,732,200
MStar Semiconductor Inc.	3,256,000	29,797,840
Nan Kang Rubber Tire Co. Ltd.[b]	4,364,000	7,129,100
Nan Ya Plastics Corp.	49,587,000	145,386,894
Nan Ya Printed Circuit Board Corp.	909,000	3,296,449
Novatek Microelectronics Corp. Ltd.	602,000	1,870,075
Pegatron Corp.[b]	9,788,414	11,720,792
Phison Electronics Corp.	1,407,535	9,004,869
Pixart Imaging Inc.	61,000	224,344
Polaris Securities Co. Ltd.	37,910,000	23,669,727
Pou Chen Corp.	29,565,220	26,247,931
Powertech Technology Inc.	2,488,000	8,809,826
President Chain Store Corp.	6,596,000	27,869,181
Qisda Corp.[b]	13,022,000	7,930,020
Quanta Computer Inc.	18,221,000	36,218,040
Realtek Semiconductor Corp.	643,420	1,281,133
Richtek Technology Corp.	478,150	3,827,865
Ruentex Development Co. Ltd.	10,895,000	16,642,758
Ruentex Industries Ltd.	8,889,000	22,260,791
Shin Kong Financial Holding Co. Ltd.[b]	17,391,002	7,407,481

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
Siliconware Precision Industries Co. Ltd. SP ADR[a]	12,538,647	$85,137,413
Simplo Technology Co. Ltd.	2,938,200	19,601,647
Sino-American Silicon Products Inc.	2,890,000	13,496,063
SinoPac Financial Holdings Co. Ltd.	5,344,000	2,239,645
Synnex Technology International Corp.	13,561,985	32,571,441
Tainan Spinning Co. Ltd.	7,681,000	4,624,950
Taishin Financial Holdings Co. Ltd.[b]	9,711,970	5,100,260
Taiwan Business Bank Ltd.[b]	16,222,640	6,438,076
Taiwan Cement Corp.	36,555,296	36,768,358
Taiwan Cooperative Bank Co. Ltd.	17,069,000	13,080,752
Taiwan Fertilizer Co. Ltd.	6,191,000	19,528,475
Taiwan Glass Industrial Corp.	3,397,060	4,189,721
Taiwan Mobile Co. Ltd.	24,784,000	56,385,787
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	40,817,142	501,642,675
Tatung Co. Ltd.[b]	60,668,000	14,342,152
Teco Electric and Machinery Co. Ltd.	30,806,000	18,338,388
TPK Holding Co. Ltd.[b]	861,000	24,095,340
Transcend Information Inc.	100,000	266,852
Tripod Technology Corp.	2,275,000	10,273,820
TSRC Corp.	8,053,000	18,872,302
Tung Ho Steel Enterprise Corp.	10,206,000	10,893,985
U-Ming Marine Transport Corp.	4,530,000	9,174,798
Uni-President Enterprises Co.	51,041,513	65,919,985
Unimicron Technology Corp.	8,596,000	16,174,680
United Microelectronics Corp. SP ADR[a]	44,914,303	125,760,048
Walsin Lihwa Corp.[b]	18,257,000	9,837,541
Wan Hai Lines Ltd.[b]	2,289,000	1,589,712
Winbond Electronics Corp.[b]	1,571,000	527,794
Wintek Corp.[b]	13,900,000	27,153,606
Wistron Corp.	15,488,059	28,030,398
WPG Holdings Co. Ltd.	9,169,966	15,999,798
Yang Ming Marine Transport Corp.[b]	27,190,978	23,349,369
Young Fast Optoelectronics Co. Ltd.	1,392,034	12,429,880

Security	Shares	Value
Yuanta Financial Holding Co. Ltd.	43,091,000	$29,853,015
Yulon Motor Co. Ltd.	23,291,000	46,534,771

		4,364,949,502

THAILAND – 1.64%
Advanced Information Service PCL Foreign	932,900	2,425,693
Advanced Information Service PCL NVDR	1,609,800	4,185,743
Bangkok Bank PCL Foreign	8,868,900	47,426,497
Bank of Ayudhya PCL NVDR	5,824,900	4,705,643
Banpu PCL Foreign	1,791,400	42,536,595
BEC World PCL Foreign	282,000	308,978
BEC World PCL NVDR	1,476,900	1,618,190
Charoen Pokphand Foods PCL Foreign	7,117,000	5,539,971
Charoen Pokphand Foods PCL NVDR	30,356,900	23,630,228
CP All PCL Foreign	2,549,700	3,252,275
CP All PCL NVDR	14,614,700	18,641,809
Glow Energy PCL Foreign	106,600	142,075
Glow Energy PCL NVDR	2,997,800	3,995,433
Indorama Ventures PCL NVDR	9,759,680	13,326,791
IRPC PCL Foreign	88,191,200	16,008,542
Kasikornbank PCL Foreign	14,959,000	59,199,967
Krung Thai Bank PCL Foreign	47,067,800	25,246,506
PTT Aromatics & Refining PCL Foreign	20,193,386	24,436,804
PTT Chemical PCL Foreign	6,522,168	30,717,651
PTT Exploration & Production PCL Foreign	16,819,600	99,019,722
PTT PCL Foreign	9,487,600	104,573,056
Siam Cement PCL Foreign	2,320,800	25,124,605
Siam Cement PCL NVDR	27,800	282,773
Siam Commercial Bank PCL NVDR	9,213,400	30,736,445
Thai Airways International PCL NVDR	6,327,471	7,967,543
Thai Oil PCL NVDR	3,218,700	7,763,831

		602,813,366

TURKEY – 1.46%
Akbank TAS[a]	10,541,075	49,273,366
Anadolu Efes Biracilik ve Malt Sanayii AS	1,273,209	17,186,173

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
Arcelik AS	432,636	$2,006,099
Asya Katilim Bankasi ASa	16,323,843	26,318,907
BIM Birlesik Magazalar AS	803,066	25,243,232
Coca-Cola Icecek AS	127,166	1,406,598
Enka Insaat ve Sanayi AS	840,917	2,774,678
Eregli Demir ve Celik Fabrikalari TAS[a,b]	8,167,064	25,212,657
Haci Omer Sabanci Holding ASa	4,254,412	17,068,695
KOC Holding AS	5,213,050	21,826,918
Migros Ticaret AS	1	13
Turk Hava Yollari Anonim Ortakligi[b]	5,999,777	16,797,276
Turk Telekomunikasyon AS	3,167,038	14,091,558
Turkcell Iletisim Hizmetleri ASa	5,862,811	32,827,638
Turkiye Garanti Bankasi AS	22,249,195	98,440,383
Turkiye Halk Bankasi AS	2,524,666	18,301,541
Turkiye Is Bankasi AS	13,629,712	42,417,176
Turkiye Petrol Rafinerileri AS	1,244,073	30,942,448
Turkiye Vakiflar Bankasi TAO	21,689,575	52,455,103
Yapi ve Kredi Bankasi ASa,b	14,627,043	40,767,787

		535,358,246

TOTAL COMMON STOCKS
(Cost: $31,207,190,333)		33,694,880,676

EXCHANGE-TRADED FUNDS – 0.01%
iShares MSCI Malaysia Index Fund[e]	361,044	5,079,889
iShares MSCI South Korea Index Fund[e]	323	18,753
iShares MSCI Taiwan Index Fund[a,e]	44	649

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,021,708)		5,099,291

PREFERRED STOCKS – 7.84%

BRAZIL – 7.33%
AES Tiete SA	988,700	13,713,726
Banco Bradesco SA SP ADR	16,997,285	332,806,840
Banco do Estado do Rio Grandedo Sul SA	738,900	8,109,987
Bradespar SA	1,813,200	47,216,244
Brasil Telecom SA SP ADR	1,181,386	27,230,947

Security	Shares	Value
Braskem SA Class A	915,200	$11,193,014
Centrais Eletricas Brasileiras SA Class B	1,835,218	33,528,431
Centrais Eletricas Brasileiras SA Class B SP ADR	264,514	4,782,413
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	95,400	3,555,494
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR[a]	567,440	21,398,162
Companhia de Bebidas das Americas SP ADR	7,204,329	194,588,926
Companhia de Transmissao de Energia Electrica Paulista	319,700	9,828,915
Companhia Energetica de Minas Gerais	1,326,700	22,122,334
Companhia Energetica de Minas Gerais SP ADR	2,949,231	49,724,035
Companhia Energetica de Sao Paulo Class B	1,592,100	26,211,754
Companhia Paranaense de Energia Class B	686,700	17,310,373
Companhia Paranaense de Energia Class B SP ADR	503,115	12,839,495
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,381,700	26,747,419
Gerdau SA SP ADR[a]	6,619,435	89,362,373
Itau Unibanco Holding SA	436,300	9,735,315
Itausa – Investimentos Itau SA	24,311,372	177,988,214
Klabin SA	3,054,400	11,346,704
Lojas Americanas SA	2,574,200	20,802,243
Metalurgica Gerdau SA	1,831,600	28,542,120
Petroleo Brasileiro SA	41,286,627	711,597,998
Petroleo Brasileiro SA SP ADR	3,719	130,797
Suzano Bahia Sul Papel e Celulose SA	1,125,800	9,647,581
Tele Norte Leste Participacoes SA
SP ADR	2,413,526	38,109,576
Telemar Norte Leste SA Class A	89,900	2,618,062
TIM Participacoes SA	2,335,400	8,886,970
Ultrapar Participacoes SA	2,376,000	37,527,102

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

Security	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Class A	5,356,000	$61,370,160
Vale Fertilizantes SA	261,100	2,791,764
Vale SA Class A SP ADR	19,589,599	587,100,282
Vivo Participacoes SA	661,500	23,815,915

		2,684,281,685

RUSSIA – 0.29%
Sberbank of Russia	12,889,280	31,581,519
Surgutneftegas OJSC	83,656,500	49,574,158
Transneft OAO SP ADR	18,736	26,557,374

		107,713,051

SOUTH KOREA – 0.22%
Hyundai Motor Co. Ltd.	45,630	2,397,430
Hyundai Motor Co. Ltd. Series 2	267,390	14,878,033
LG Chem Ltd.	85,564	10,689,340
LG Electronics Inc.	7,410	271,806
Samsung Electronics Co. Ltd.	98,430	52,936,703

		81,173,312

TOTAL PREFERRED STOCKS
(Cost: $2,497,641,192)		2,873,168,048

RIGHTS – 0.00%

BRAZIL – 0.00%
Tele Norte Leste Participacoes SAb	252,608	6,093
Telemar Norte Leste SAb,f	169	–
Telemar Norte Leste SA Class A Preferred[b]	79,904	3,855

		9,948

TOTAL RIGHTS
(Cost: $0)		9,948

SHORT-TERM INVESTMENTS – 3.01%

MONEY MARKET FUNDS – 3.01%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[e,g,h]	910,113,108	910,113,108
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[e,g,h]	130,790,727	130,790,727

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[e,g]	61,324,356	$61,324,356

		1,102,228,191

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,102,228,191)		1,102,228,191

TOTAL INVESTMENTS IN SECURITIES – 102.81%
(Cost: $34,812,081,424)		37,675,386,154

Other Assets, Less Liabilities – (2.81)%		(1,028,352,111)

NET ASSETS – 100.00%		$36,647,034,043

CPO – Certificates of Participation (Ordinary)

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2011

ASSETS
Investments, at cost:
Unaffiliated issuers	$33,704,831,525
Affiliated issuers (Note 2)	1,107,249,899

Total cost of investments	$34,812,081,424

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$36,568,058,672
Affiliated issuers (Note 2)	1,107,327,482

Total fair value of investments	37,675,386,154
Foreign currencies, at value[b]	6,223,560
Cash	5,179,224
Receivables:
Investment securities sold	422,313,358
Dividends and interest	57,763,768

Total Assets	38,166,866,064

LIABILITIES
Payables:
Investment securities purchased	256,671,754
Securities related to in-kind transactions (Note 4)	93,680
Collateral for securities on loan (Note 5)	1,040,903,835
Capital shares redeemed	202,304,948
Investment advisory fees (Note 2)	19,857,804

Total Liabilities	1,519,832,021

NET ASSETS	$36,647,034,043

Net assets consist of:
Paid-in capital	$33,647,728,557
Distributions in excess of net investment income	(94,686,647)
Undistributed net realized gain	230,111,764
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,863,880,369

NET ASSETS	$36,647,034,043

Shares outstanding[c]	800,100,000

Net asset value per share	$45.80

[a]	Securities on loan with a value of $990,189,105. See Note 5.
[b]	Cost of foreign currencies: $6,137,279.
[c]	$0.001 par value, number of shares authorized: 2,000,000,000.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statement of Operations (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Six months ended February 28, 2011

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$297,038,907
Dividends from affiliated issuers (Note 2)[b]	2,913,276
Interest from unaffiliated issuers	1,000
Interest from affiliated issuers (Note 2)	53,437
Securities lending income from affiliated issuers (Note 2)	11,025,465

Total investment income	311,032,085

EXPENSES
Investment advisory fees (Note 2)	149,543,010

Total expenses	149,543,010
Less investment advisory fees waived (Note 2)	(1,794,047)

Net expenses	147,748,963

Net investment income	163,283,122

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(462,684,438)
Investments in affiliated issuers (Note 2)	62,096,246
In-kind redemptions	3,342,916,624
Foreign currency transactions	(18,484,890)

Net realized gain	2,923,843,542

Net change in unrealized appreciation/depreciation on:
Investments	3,025,424,374
Translation of assets and liabilities in foreign currencies	653,179

Net change in unrealized appreciation/depreciation	3,026,077,553

Net realized and unrealized gain	5,949,921,095

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,113,204,217

[a]	Net of foreign withholding tax of $28,907,591.
[b]	Net of foreign withholding tax of $309,109.

See notes to financial statements.

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® MSCI EMERGING MARKETS INDEX FUND

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$163,283,122	$520,250,863
Net realized gain	2,923,843,542	1,299,482,089
Net change in unrealized appreciation/depreciation	3,026,077,553	2,361,536,205

Net increase in net assets resulting from operations	6,113,204,217	4,181,269,157

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(387,925,465)	(551,986,882)

Total distributions to shareholders	(387,925,465)	(551,986,882)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,933,545,307	13,614,469,565
Cost of shares redeemed	(11,778,744,880)	(7,744,918,384)

Net increase (decrease) in net assets from capital share transactions	(8,845,199,573)	5,869,551,181

INCREASE (DECREASE) IN NET ASSETS	(3,119,920,821)	9,498,833,456

NET ASSETS
Beginning of period	39,766,954,864	30,268,121,408

End of period	$36,647,034,043	$39,766,954,864

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(94,686,647)	$129,955,696

SHARES ISSUED AND REDEEMED
Shares sold	64,800,000	337,050,000
Shares redeemed	(254,250,000)	(200,700,000)

Net increase (decrease) in shares outstanding	(189,450,000)	136,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

iSHARES® MSCI EMERGING MARKETS INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2011 (Unaudited)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]
Net asset value, beginning of period	$40.19	$35.48	$40.07	$44.78	$32.48	$25.97

Income from investment operations:
Net investment income[b]	0.17	0.58	0.66	1.10	0.63	0.55
Net realized and unrealized gain (loss)[c]	5.82	4.73	(4.66)	(4.64)	12.19	6.29

Total from investment operations	5.99	5.31	(4.00)	(3.54)	12.82	6.84

Less distributions from:
Net investment income	(0.38)	(0.60)	(0.59)	(1.17)	(0.52)	(0.33)

Total distributions	(0.38)	(0.60)	(0.59)	(1.17)	(0.52)	(0.33)

Net asset value, end of period	$45.80	$40.19	$35.48	$40.07	$44.78	$32.48

Total return	14.90%[d]	14.97%	(9.47)%	(8.36)%	39.86%	26.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,647,034	$39,766,955	$30,268,121	$20,302,756	$18,198,371	$11,969,380
Ratio of expenses to average net assets prior to waived fees[e,f]	0.67%	0.68%	0.72%	0.72%	0.74%	0.75%
Ratio of expenses to average net assets after waived fees[e,f]	0.66%	0.68%	0.72%	0.72%	0.74%	0.75%
Ratio of net investment income to average net assets[e]	0.73%	1.45%	2.32%	2.32%	1.63%	1.77%
Portfolio turnover rate[g]	9%	14%	5%	11%	5%	12%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Emerging Markets Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 28, 2011. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments in Securities
	Level 1	Level 2	Level 3		Total
Common Stocks	$30,358,764,906	$3,336,115,770	$–		$33,694,880,676
Exchange-Traded Funds	5,099,291	–	–		5,099,291
Preferred Stock	2,873,168,048	–	–		2,873,168,048
Rights	9,948	–	0	[a]	9,948
Short-Term Investments	1,102,228,191	–	–		1,102,228,191

	$34,339,270,384	$3,336,115,770	$0	[a]	$37,675,386,154

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2011, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2011.

As of August 31, 2010, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $840,778, $20,296,564, $11,239,258, $29,973,301, $13,844,901, $228,196,854 and $1,201,366,175 expiring in 2012, 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2011, the cost of investments for federal income tax purposes was $35,214,414,757. Net unrealized appreciation was $2,460,971,397, of which $4,908,692,655 represented gross unrealized appreciation on securities and $2,447,721,258 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 28, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Effective January 1, 2011, for its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

Prior to January 1, 2011, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $1,311,265.

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2012 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds. In association with this agreement, for the six months ended February 28, 2011, BFA waived its investment advisory fees for the Fund in the amount of $482,782.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended February 28, 2011, BTC earned securities lending agent fees from the Fund of $5,855,396.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

The Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of February 28, 2011, the Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Investments in issuers considered to be affiliates of the Fund (excluding short-term investments) during the six months ended February 28, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income		Net Realized Gain
iShares MSCI Malaysia Index Fund	1,314,976	343,038	1,296,970	361,044	$5,079,889	$374,778		$6,642,208
iShares MSCI South Korea Index Fund	1,623,064	48,236	1,670,977	323	18,753	269,616		18,148,528
iShares MSCI Taiwan Index Fund	6,577,720	–	6,577,676	44	649	1,547,628		17,759,154
Jollibee Foods Corp.[a]	61,761,000	140,450	25,341,601	36,559,849	57,074,965	721,254	[b]	19,546,356

					$62,174,256	$2,913,276		$62,096,246

[a]	Not an affiliate at the end of the period.
[b]	Net of foreign withholding tax of $309,109.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2011 aggregated $4,229,985,751 and $3,698,901,837, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2011, aggregated $971,200,804 and $10,471,053,723, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of February 28, 2011, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 28, 2011 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Notes:

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-85-0211

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: April 20, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: April 20, 2011